UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23147

First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report
For the Six Months Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
First Trust TCW Unconstrained Plus Bond ETF (UCON)
First Trust TCW Securitized Plus ETF (DEED)
First Trust TCW Emerging Markets Debt ETF (EFIX)

First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or TCW Investment Management Company LLC (“TCW” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub- Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VIII
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the “Funds”), which contains detailed information about the Funds for the six-month period ended February 29, 2024.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust TCW Opportunistic Fixed Income ETF (FIXD)
The investment objective of the First Trust TCW Opportunistic Fixed Income ETF (the “Fund”) is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund’s investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant lite loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, preferred stock and common stock. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on Nasdaq, Inc. under the ticker symbol “FIXD.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	5 Years Ended 2/29/24	Inception (2/14/17) to 2/29/24	5 Years Ended 2/29/24	Inception (2/14/17) to 2/29/24
Fund Performance
NAV	2.23%	2.90%	0.44%	0.97%	2.23%	7.03%
Market Price	2.25%	2.96%	0.46%	1.00%	2.33%	7.28%
Index Performance
Bloomberg U.S. Aggregate Bond Index	2.35%	3.33%	0.56%	1.01%	2.83%	7.32%
(See Notes to Fund Performance Overview on page 12.)

Performance of a $10,000 Initial Investment
February 14, 2017 - February 29, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
2/14/17
2/28/17
8/31/17
2/28/18
8/31/18
2/28/19
8/31/19
2/29/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$10,732
$10,703
First Trust TCW Opportunistic Fixed Income ETF
Bloomberg U.S. Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in securitized product investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust TCW Opportunistic Fixed Income ETF (FIXD) (Continued)

Fund Allocation	% of Net Assets
U.S. Government Bonds and Notes	37.6%
U.S. Government Agency Mortgage-Backed Securities	35.6
Corporate Bonds and Notes	15.2
Asset-Backed Securities	8.6
Mortgage-Backed Securities	7.8
Foreign Corporate Bonds and Notes	4.4
U.S. Government Agency Securities	3.1
Senior Floating-Rate Loan Interests	1.4
Foreign Sovereign Bonds and Notes	0.9
Municipal Bonds	0.4
Common Stocks	0.0(1)
U.S. Treasury Bills	3.8
Money Market Funds	0.7
Net Other Assets and Liabilities(2)	(19.5)
Total	100.0%

Credit Quality(3)	% of Fixed-Income Investments
Government/Agency	67.4%
AAA	2.2
AA+	0.3
AA	1.4
AA-	0.9
A+	0.4
A	1.8
A-	4.4
BBB+	2.6
BBB	4.0
BBB-	4.0
BB+	1.9
BB	1.3
BB-	0.9
B+	0.2
B	0.6
B-	1.2
CCC+	0.2
CCC	1.3
CCC-	0.4
CC	1.3
C	0.1
D	1.2
Total	100.0%

Top Ten Holdings	% of Fixed-Income Investments
U.S. Treasury Note, 4.25%, 02/28/29	6.9%
U.S. Treasury Note, 4.00%, 01/31/29	6.7
U.S. Treasury Bond, 4.75%, 11/15/43	4.5
U.S. Treasury Bond, 4.25%, 02/15/54	3.6
U.S. Treasury Note, 4.63%, 02/28/26	3.2
U.S. Treasury Note, 4.00%, 02/15/34	3.2
Federal National Mortgage Association, Pool TBA, 4.00%, 03/15/54	3.0
U.S. Treasury Note, 4.13%, 02/15/27	2.2
Federal National Mortgage Association, Pool TBA, 3.50%, 03/15/54	2.1
Federal National Mortgage Association, Pool TBA, 4.50%, 03/15/54	1.8
Total	37.2%

(1)	Amount is less than 0.1%.
(2)	Includes variation margin on futures contracts, unrealized appreciation/depreciation on forward foreign currency contracts and unrealized appreciation/depreciation on interest rate swap agreements.
(3)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and
U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust TCW Unconstrained Plus Bond ETF (UCON)
The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the “Fund”) is to seek to maximize long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in a portfolio of fixed income securities. The Fund’s investment sub-advisor, TCW Investment Management Company LLC, manages the Fund’s portfolio in an “unconstrained” manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality, including up to 70% of its net assets in high yield (or “junk”) securities, up to 60% of its net assets in securities issued by issuers with significant ties to emerging market countries and up to 50% of its net assets in securities denominated in non-U.S. currencies. The Fund may invest principally in the following types of fixed income securities: securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); residential and commercial mortgage-backed securities; asset-backed securities (ABS); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant lite loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, preferred stock and common stock and the Fund may utilize listed and over-the-counter derivatives instruments. Under normal market conditions, the Fund’s average portfolio duration will vary from between 0 to 10 years. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol “UCON.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	5 Years Ended 2/29/24	Inception (6/4/18) to 2/29/24	5 Years Ended 2/29/24	Inception (6/4/18) to 2/29/24
Fund Performance
NAV	3.53%	6.22%	2.74%	2.96%	14.49%	18.19%
Market Price	3.55%	7.13%	2.86%	3.03%	15.12%	18.70%
Index Performance
ICE BofA 3-Month US Treasury Bill Index	2.69%	5.22%	1.97%	2.00%	10.26%	12.01%
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index(1)	2.75%	5.42%	2.21%	2.25%	11.57%	13.64%
Bloomberg US Aggregate Bond Index	2.35%	3.33%	0.56%	1.02%	2.83%	6.02%

(1)
On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index was replaced as a securities market index for the Fund with the ICE BofA 3-Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.

(See Notes to Fund Performance Overview on page 12.)

Fund Performance Overview (Unaudited) (Continued)
First Trust TCW Unconstrained Plus Bond ETF (UCON) (Continued)

Performance of a $10,000 Initial Investment
June 4, 2018 - February 29, 2024
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,819
$11,364
$11,201
$10,602
6/4/18
8/31/18
2/28/19
8/31/19
2/28/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust TCW Unconstrained Plus Bond ETF
ICE BofA 3-Month US Treasury Bill Index
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index
Bloomberg US Aggregate Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in securitized product investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust TCW Unconstrained Plus Bond ETF (UCON) (Continued)

Fund Allocation	% of Net Assets
U.S. Government Agency Mortgage-Backed Securities	21.3%
Mortgage-Backed Securities	20.9
Asset-Backed Securities	19.2
Corporate Bonds and Notes	17.5
U.S. Government Bonds and Notes	12.0
Foreign Corporate Bonds and Notes	5.7
Foreign Sovereign Bonds and Notes	2.3
Senior Floating-Rate Loan Interests	1.3
U.S. Government Agency Securities	1.2
Convertible Foreign Corporate Bonds and Notes	0.0(1)
Municipal Bonds	0.0(1)
Common Stocks	0.0(1)
U.S. Treasury Bills	8.9
Money Market Funds	1.5
Net Other Assets and Liabilities(2)	(11.8)
Total	100.0%

Credit Quality(3)	% of Fixed-Income Investments
Government/Agency	39.2%
AAA	5.6
AA+	1.1
AA	2.6
AA-	1.0
A+	0.5
A	2.4
A-	6.3
BBB+	3.7
BBB	6.7
BBB-	5.1
BB+	3.0
BB	2.8
BB-	2.3
B+	0.9
B	2.0
B-	2.0
CCC+	0.7
CCC	4.0
CCC-	1.8
CC	4.3
C	0.8
D	1.2
Total	100.0%

Top Ten Holdings	% of Fixed-Income Investments
U.S. Treasury Note, 4.13%, 02/15/27	3.1%
U.S. Treasury Note, 4.63%, 02/28/26	2.9
U.S. Treasury Bill, 0.00%, 04/18/24	2.8
U.S. Treasury Note, 4.00%, 01/31/29	2.7
U.S. Treasury Bill, 0.00%, 04/23/24	2.6
Federal National Mortgage Association, Pool TBA, 4.50%, 03/15/54	1.8
Federal National Mortgage Association, Pool TBA, 5.00%, 03/15/54	1.7
Government National Mortgage Association, Pool TBA, 4.50%, 03/15/54	1.4
U.S. Treasury Bill, 0.00%, 04/16/24	1.4
U.S. Treasury Note, 4.25%, 02/28/29	1.3
Total	21.7%

(1)	Amount is less than 0.1%.
(2)	Includes variation margin on futures contracts, unrealized appreciation/depreciation on forward foreign currency contracts and unrealized appreciation/depreciation on interest rate swap agreements.
(3)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and
U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust TCW Securitized Plus ETF (DEED)
The First Trust TCW Securitized Plus ETF seeks to maximize long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in securitized debt securities, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (CLOs). The Fund’s investment sub-advisor, TCW Investment Management Company LLC (“TCW” or the “Sub-Advisor”), seeks to outperform the Bloomberg U.S. Mortgage-Backed Securities Index over time through the utilization of independent, bottom-up research to identify securities that are relatively undervalued. Under normal conditions, the Fund’s average portfolio duration varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Mortgage-Backed Securities Index. As a separate measure, there is no limit on the weighted average maturity of the Fund’s portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol “DEED.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (4/29/20) to 2/29/24	Inception (4/29/20) to 2/29/24
Fund Performance
NAV	1.86%	2.49%	-1.74%	-6.51%
Market Price	1.57%	2.54%	-1.83%	-6.85%
Index Performance
Bloomberg U.S. Mortgage-Backed Securities Index	1.89%	2.28%	-2.65%	-9.79%
(See Notes to Fund Performance Overview on page 12.)

Performance of a $10,000 Initial Investment
April 29, 2020 - February 29, 2024

$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
4/29/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$9,349
$9,021
First Trust TCW Securitized Plus ETF
Bloomberg U.S. Mortgage-Backed Securities Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in securitized product investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust TCW Securitized Plus ETF (DEED) (Continued)

Fund Allocation	% of Net Assets
U.S. Government Agency Mortgage-Backed Securities	69.5%
Mortgage-Backed Securities	25.1
Asset-Backed Securities	23.4
U.S. Government Bonds and Notes	1.8
U.S. Treasury Bills	4.0
Money Market Funds	4.1
Net Other Assets and Liabilities(1)	(27.9)
Total	100.0%

Credit Quality(2)	% of Fixed-Income Investments
Government/Agency	59.3%
AAA	3.0
AA+	0.9
AA	4.8
AA-	2.7
A+	0.8
A	0.7
A-	1.2
BBB	1.4
BBB-	0.8
BB+	0.0(3)
BB	2.1
BB-	1.1
B+	0.1
B	1.3
B-	2.2
CCC+	0.7
CCC	3.0
CCC-	1.5
CC	4.2
C	1.6
D	6.6
Total	100.0%

Top Ten Holdings	% of Fixed-Income Investments
Federal National Mortgage Association, Pool TBA, 2.00%, 03/15/54	3.4%
Federal National Mortgage Association, Pool TBA, 5.00%, 03/15/54	3.3
U.S. Treasury Bill, 0.00%, 05/16/24	3.2
Federal National Mortgage Association, Pool TBA, 5.50%, 03/15/54	2.9
Federal National Mortgage Association, Pool TBA, 2.50%, 03/15/54	2.8
Government National Mortgage Association, Pool TBA, 5.00%, 03/15/54	1.8
Government National Mortgage Association, Pool TBA, 4.50%, 03/15/54	1.7
Federal National Mortgage Association, Pool TBA, 4.50%, 03/15/54	1.7
Federal Home Loan Mortgage Corporation, Pool QD7088, 2.00%, 02/01/52	1.5
Federal National Mortgage Association, Pool BV8477, 3.00%, 05/01/52	1.5
Total	23.8%

(1)	Includes variation margin on futures contracts and unrealized appreciation/depreciation on forward foreign currency contracts.
(2)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and
U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

(3)	Amount is less than 0.1%.

Fund Performance Overview (Unaudited) (Continued)
First Trust TCW Emerging Markets Debt ETF (EFIX)
The First Trust TCW Emerging Markets Debt ETF (the “Fund”) seeks to provide high total return from current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in debt securities issued or guaranteed by companies, financial institutions and government entities located in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related security or instrument, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index. The Fund’s investments include, but are not limited to, debt securities issued by sovereign entities, quasi-sovereign entities and corporations. “Quasi-Sovereign” refers to an entity that is either 100% owned by a sovereign entity or whose debt is 100% guaranteed by a sovereign entity. The Fund may invest up to 25% of its net assets in securities issued by corporations in emerging market countries that are not Quasi-Sovereign entities. The Fund will invest at least 90% of its assets in dollar-denominated securities. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol “EFIX.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (2/17/21) to 2/29/24	Inception (2/17/21) to 2/29/24
Fund Performance
NAV	7.34%	10.40%	-2.26%	-6.69%
Market Price	6.68%	10.28%	-2.23%	-6.59%
Index Performance
JP Morgan Emerging Market Bond Index Global Diversified	6.27%	10.05%	-2.94%	-8.65%
(See Notes to Fund Performance Overview on page 12.)

Performance of a $10,000 Initial Investment
February 17, 2021 - February 29, 2024
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$9,331
$9,135
2/17/21
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust TCW Emerging Markets Debt ETF
JP Morgan Emerging Market Bond Index Global Diversified

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust TCW Emerging Markets Debt ETF (EFIX) (Continued)

Fund Allocation	% of Net Assets
Foreign Sovereign Bonds and Notes	68.0%
Foreign Corporate Bonds and Notes	27.2
Corporate Bonds and Notes	2.1
Money Market Funds	1.7
Net Other Assets and Liabilities	1.0
Total	100.0%

Credit Quality(1)	% of Fixed-Income Investments
AA	1.1%
AA-	1.9
A+	5.0
A-	3.6
BBB+	2.0
BBB	11.4
BBB-	13.5
BB+	10.7
BB	7.7
BB-	11.9
B+	5.9
B	6.8
B-	11.1
CCC+	3.2
CCC-	1.9
CC	0.8
D	1.5
Total	100.0%

Top Ten Holdings	% of Fixed-Income Investments
Saudi Government International Bond, 5.75%, 01/16/54	2.0%
Dominican Republic International Bond, 4.50%, 01/30/30	1.8
Oman Government International Bond, 6.25%, 01/25/31	1.7
Peruvian Government International Bond, 2.78%, 01/23/31	1.5
Republic of Poland Government International Bond, 4.88%, 10/04/33	1.5
Egypt Government International Bond, 7.30%, 09/30/33	1.4
Qatar Energy, 2.25%, 07/12/31	1.4
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38	1.4
Petroleos Mexicanos, 6.70%, 02/16/32	1.3
Finance Department Government of Sharjah, 6.50%, 11/23/32	1.2
Total	15.2%

(1)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and
U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to the First Trust TCW Opportunistic Fixed Income ETF (“FIXD”), the First Trust TCW Unconstrained Plus Bond ETF (“UCON”), the First Trust TCW Securitized Plus ETF (“DEED”), and the First Trust TCW Emerging Markets Debt ETF (“EFIX”) (each a “Fund”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
TCW Investment Management Company LLC (“TCW” or the “Sub-Advisor”) serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio. TCW, with principal offices at 515 South Flower Street, Los Angeles, California 90071, was founded in 1987, and is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW Group”). TCW, together with TCW Group and its other subsidiaries, which provide investment management and investment advisory services, had approximately $203.9 billion under management or committed to management, including $172.3 billion of U.S. fixed income investments, as of February 29, 2024.
Portfolio Management Team
First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Jerry Cudzil, Generalist Portfolio Manager in the Fixed Income Group of TCW
Ruben Hovhannisyan, CFA, Generalist Portfolio Manager in the Fixed Income Group of TCW
Stephen M. Kane, CFA, Generalist Portfolio Manager in the Fixed Income Group of TCW
Bryan T. Whalen, CFA, Generalist Portfolio Manager, Chief Investment Officer and Director in the Fixed Income Group of TCW
First Trust TCW Unconstrained Plus Bond ETF (UCON)
Jerry Cudzil, Generalist Portfolio Manager in the Fixed Income Group of TCW
Ruben Hovhannisyan, CFA, Generalist Portfolio Manager in the Fixed Income Group of TCW
Stephen M. Kane, CFA, Generalist Portfolio Manager in the Fixed Income Group of TCW
Steven J. Purdy, Managing Director, Specialist Portfolio Manager and Co-Head of Global Credit Group of TCW
Bryan T. Whalen, CFA, Generalist Portfolio Manager, Chief Investment Officer and Director in the Fixed Income Group of TCW
First Trust TCW Securitized Plus ETF (DEED)
Bryan T. Whalen, CFA, Generalist Portfolio Manager, Chief Investment Officer and Director in the Fixed Income Group of TCW
Elizabeth J. Crawford, Specialist Portfolio Manager and Managing Director in the Fixed Income Group of TCW
Peter Van Gelderen, Specialist Portfolio Manager in the Fixed Income Group and Co-Head of Global Securitized Group of TCW
First Trust TCW Emerging Markets Debt ETF (EFIX)
Penelope D. Foley, Group Managing Director at TCW
David I. Robbins, Group Managing Director at TCW
Alex Stanojevic, Group Managing Director at TCW

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of First Trust TCW Opportunistic Fixed Income ETF, First Trust TCW Unconstrained Plus Bond ETF, First Trust TCW Securitized Plus ETF or First Trust TCW Emerging Markets Debt ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Actual	$1,000.00	$1,022.30	0.64%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.64%	$3.22
First Trust TCW Unconstrained Plus Bond ETF (UCON)
Actual	$1,000.00	$1,035.30	0.85%	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
First Trust TCW Securitized Plus ETF (DEED)
Actual	$1,000.00	$1,018.60	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
First Trust TCW Emerging Markets Debt ETF (EFIX)
Actual	$1,000.00	$1,073.40	0.95%	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
February 29, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 37.6%
$267,165,000	U.S. Treasury Bond	4.75%	11/15/43	$275,012,972
36,300,000	U.S. Treasury Bond	4.50%	02/15/44	36,297,164
1,344,000	U.S. Treasury Bond	4.75%	11/15/53	1,430,310
220,555,000	U.S. Treasury Bond	4.25%	02/15/54	216,471,287
195,047,000	U.S. Treasury Note	4.63%	02/28/26	195,039,381
16,979,000	U.S. Treasury Note	4.00%	01/15/27	16,782,017
131,311,000	U.S. Treasury Note	4.13%	02/15/27	130,238,969
409,246,000	U.S. Treasury Note	4.00%	01/31/29	404,578,038
419,720,000	U.S. Treasury Note	4.25%	02/28/29	419,801,976
30,328,000	U.S. Treasury Note	4.50%	11/15/33	30,908,497
197,655,000	U.S. Treasury Note	4.00%	02/15/34	193,809,994
	Total U.S. Government Bonds and Notes			1,920,370,605
	(Cost $1,923,387,063)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 35.6%
	Collateralized Mortgage Obligations — 0.3%
	Federal Home Loan Mortgage Corporation
290,953	Series 2017-4656, Class EZ	4.00%	02/15/47	267,447
	Federal National Mortgage Association
1,563,808	Series 2012-20, Class ZT	3.50%	03/25/42	1,449,231
1,713,122	Series 2012-84, Class VZ	3.50%	08/25/42	1,550,064
187,076	Series 2018-38, Class PA	3.50%	06/25/47	178,256
577,459	Series 2018-43, Class CT	3.00%	06/25/48	506,540
138,145	Series 2018-86, Class JA	4.00%	05/25/47	132,858
70,920	Series 2018-94, Class KD	3.50%	12/25/48	63,512
88,477	Series 2019-1, Class KP	3.25%	02/25/49	79,236
32,137	Series 2019-20, Class BA	3.50%	02/25/48	31,215
44,878	Series 2019-52, Class PA	3.00%	09/25/49	38,950
	Government National Mortgage Association
163,112	Series 2018-115, Class DE	3.50%	08/20/48	147,332
175,795	Series 2018-124, Class NW	3.50%	09/20/48	158,948
12,085,398	Series 2018-78, Class NZ	3.50%	06/20/48	10,578,750
300,071	Series 2019-12, Class QA	3.50%	09/20/48	282,755
26,360	Series 2019-71, Class PT	3.00%	06/20/49	23,379
325,889	Series 2019-119, Class JE	3.00%	09/20/49	284,932
1,005,000	Series 2024-5369, Class FA, 30 Day Average SOFR + 1.25%, 6.50 Cap (a) (b)	6.50%	01/20/54	1,004,397
				16,777,802
	Pass-Through Securities — 35.3%
	Federal Home Loan Mortgage Corporation
49,525	Pool C91981	3.00%	02/01/38	45,260
46,684	Pool G07961	3.50%	03/01/45	42,565
45,075	Pool G08692	3.00%	02/01/46	39,701
1,325,259	Pool G08715	3.00%	08/01/46	1,161,089
26,114	Pool G08721	3.00%	09/01/46	22,873
301,666	Pool G08726	3.00%	10/01/46	264,109
726,997	Pool G08732	3.00%	11/01/46	634,684
95,409	Pool G08738	3.50%	12/01/46	86,614
190,824	Pool G08741	3.00%	01/01/47	166,948
132,913	Pool G08747	3.00%	02/01/47	116,274
92,396	Pool G08748	3.50%	02/01/47	83,879
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$433,139	Pool G08750	3.00%	03/01/47	$378,826
100,181	Pool G08766	3.50%	06/01/47	90,946
266,880	Pool G08788	3.50%	11/01/47	242,038
883,547	Pool G08792	3.50%	12/01/47	800,173
119,574	Pool G08800	3.50%	02/01/48	108,549
180,418	Pool G08816	3.50%	06/01/48	163,782
46,205	Pool G08833	5.00%	07/01/48	45,662
9,263	Pool G08838	5.00%	09/01/48	9,148
164,787	Pool G08843	4.50%	10/01/48	158,982
35,938	Pool G08844	5.00%	10/01/48	35,493
93,334	Pool G08849	5.00%	11/01/48	92,128
331,101	Pool G16085	2.50%	02/01/32	309,738
208,115	Pool G16350	2.50%	10/01/32	193,695
249,766	Pool G16396	3.50%	02/01/33	240,630
736,311	Pool G16524	3.50%	05/01/33	706,961
81,862	Pool G18670	3.00%	12/01/32	76,858
23,385	Pool G18691	3.00%	06/01/33	21,940
67,358	Pool G18713	3.50%	11/01/33	64,505
1,162,911	Pool G60038	3.50%	01/01/44	1,065,387
308,939	Pool G60080	3.50%	06/01/45	281,671
625,312	Pool G60344	4.00%	12/01/45	590,025
199,529	Pool G60440	3.50%	03/01/46	182,185
614,343	Pool G60582	3.50%	05/01/46	560,431
584,983	Pool G60658	3.50%	07/01/46	538,948
260,363	Pool G61556	3.50%	08/01/48	237,508
1,819,775	Pool G61748	3.50%	11/01/48	1,661,278
608,951	Pool G67700	3.50%	08/01/46	556,014
5,049,174	Pool G67706	3.50%	12/01/47	4,610,148
1,234,192	Pool G67707	3.50%	01/01/48	1,128,156
1,419,268	Pool G67714	4.00%	07/01/48	1,339,140
1,960,923	Pool G67717	4.00%	11/01/48	1,850,212
3,012,423	Pool G67718	4.00%	01/01/49	2,831,867
109,025	Pool Q44452	3.00%	11/01/46	95,386
190,376	Pool Q50135	3.50%	08/01/47	172,826
7,880,191	Pool QA7837	3.50%	03/01/50	7,149,622
22,277,297	Pool QD3419	2.00%	12/01/51	17,566,725
20,296,026	Pool QD8259	3.00%	03/01/52	17,383,395
14,384,103	Pool QE0312	2.00%	04/01/52	11,330,527
20,976,136	Pool QE0521	2.50%	04/01/52	17,290,202
13,017,871	Pool RA3078	3.00%	07/01/50	11,294,232
17,559,596	Pool RA4179	2.50%	12/01/50	14,442,678
5,882,198	Pool RA4528	2.50%	02/01/51	4,838,361
360,323	Pool RE6029	3.00%	02/01/50	303,384
12,216,216	Pool SD0231	3.00%	01/01/50	10,654,818
3,280,414	Pool SD7511	3.50%	01/01/50	2,974,951
10,206,344	Pool SD7513	3.50%	04/01/50	9,262,719
6,075,213	Pool SD7518	3.00%	06/01/50	5,298,683
158,702	Pool SD8043	2.50%	02/01/50	132,699
2,009,909	Pool SD8107	2.50%	11/01/50	1,665,213
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$13,848,711	Pool SD8189	2.50%	01/01/52	$11,420,335
17,551,326	Pool SD8194	2.50%	02/01/52	14,463,528
7,357,296	Pool SD8204	2.00%	04/01/52	5,797,917
21,363,750	Pool SD8205	2.50%	04/01/52	17,605,823
30,285,399	Pool SD8211	2.00%	05/01/52	23,848,874
18,364,049	Pool SD8212	2.50%	05/01/52	15,108,552
22,555,973	Pool SD8245	4.50%	09/01/52	21,366,136
234,128	Pool U90772	3.50%	01/01/43	213,639
275,940	Pool U99114	3.50%	02/01/44	251,114
567,473	Pool ZA4692	3.50%	06/01/46	514,420
275,836	Pool ZM0063	4.00%	08/01/45	259,785
13,227,929	Pool ZM1779	3.00%	09/01/46	11,569,476
2,828,274	Pool ZS4667	3.00%	06/01/46	2,477,192
4,671,875	Pool ZS4688	3.00%	11/01/46	4,072,625
7,479,320	Pool ZS4735	3.50%	09/01/47	6,775,454
238,360	Pool ZS8602	3.00%	03/01/31	226,245
530,149	Pool ZS9844	3.50%	07/01/46	480,583
1,427,592	Pool ZT0277	3.50%	10/01/46	1,294,121
672,137	Pool ZT0531	3.50%	04/01/47	612,811
650,591	Pool ZT0536	3.50%	03/01/48	591,850
2,056,716	Pool ZT0537	3.50%	03/01/48	1,874,870
351,489	Pool ZT0542	4.00%	07/01/48	331,166
66,211	Pool ZT1403	3.50%	11/01/33	63,318
995,561	Pool ZT1703	4.00%	01/01/49	934,534
	Federal National Mortgage Association
2,304,325	Pool AL8825	3.50%	06/01/46	2,099,226
110,803	Pool AN2786	2.76%	09/01/36	91,708
941,857	Pool AS0225	4.00%	08/01/43	887,067
1,154,433	Pool AS3134	3.50%	08/01/44	1,051,627
267,215	Pool AS6620	3.50%	02/01/46	242,254
77,788	Pool AS9334	3.00%	03/01/32	73,500
64,491	Pool AS9749	4.00%	06/01/47	60,712
67,554	Pool BD7081	4.00%	03/01/47	62,984
5,277,982	Pool BE3774	4.00%	07/01/47	4,976,591
702,817	Pool BJ2692	3.50%	04/01/48	637,144
850,194	Pool BM1903	3.50%	08/01/47	775,209
231,312	Pool BM2000	3.50%	05/01/47	209,701
602,913	Pool BM3260	3.50%	01/01/48	546,576
206,454	Pool BM4299	3.00%	03/01/30	200,532
175,448	Pool BM4304	3.00%	02/01/30	170,637
718,505	Pool BM4472	3.50%	07/01/48	654,934
1,553,448	Pool BM5585	3.00%	11/01/48	1,359,194
11,990,141	Pool BN7755	3.00%	09/01/49	10,459,605
27,147,987	Pool BQ6913	2.00%	12/01/51	21,418,204
45,862,062	Pool BQ7006	2.00%	01/01/52	36,193,356
24,744,011	Pool BQ7056	2.00%	01/01/52	19,513,810
23,299,801	Pool BT6179	2.50%	07/01/51	19,240,124
10,951,549	Pool BV2784	2.50%	02/01/52	9,020,031
15,986,465	Pool BV3101	2.00%	03/01/52	12,604,811
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$21,729,845	Pool BV4133	2.50%	03/01/52	$17,906,362
8,792,946	Pool BV8515	3.00%	05/01/52	7,535,445
21,805,412	Pool BW8980	4.00%	10/01/52	20,077,526
20,710,735	Pool BW9886	4.50%	10/01/52	19,618,298
894,431	Pool CA0854	3.50%	12/01/47	814,454
419,322	Pool CA0907	3.50%	12/01/47	381,883
349,055	Pool CA0996	3.50%	01/01/48	317,844
2,550,022	Pool CA1182	3.50%	02/01/48	2,314,863
415,764	Pool CA1187	3.50%	02/01/48	378,148
291,340	Pool CA1710	4.50%	05/01/48	280,270
188,118	Pool CA1711	4.50%	05/01/48	180,913
113,030	Pool CA2208	4.50%	08/01/48	108,401
420,615	Pool CA2327	4.00%	09/01/48	399,039
2,692,588	Pool CA3633	3.50%	06/01/49	2,445,265
11,374,517	Pool CA4534	3.00%	11/01/49	9,922,610
28,808,109	Pool CB0290	2.00%	04/01/51	22,734,119
8,003,957	Pool CB2404	2.50%	12/01/51	6,591,773
11,294,057	Pool CB4818	4.00%	10/01/52	10,400,248
14,220,207	Pool CB6854	4.50%	08/01/53	13,474,405
3,766,216	Pool FM2870	3.00%	03/01/50	3,285,452
6,477,147	Pool FM5397	3.00%	12/01/50	5,645,637
27,799,369	Pool FS1598	2.00%	04/01/52	21,911,571
199,667	Pool MA1146	4.00%	08/01/42	188,599
363,026	Pool MA1373	3.50%	03/01/43	330,762
361,147	Pool MA2077	3.50%	11/01/34	342,176
102,595	Pool MA2145	4.00%	01/01/45	96,627
421,646	Pool MA2670	3.00%	07/01/46	366,801
409,195	Pool MA2806	3.00%	11/01/46	359,550
11,466	Pool MA2896	3.50%	02/01/47	10,395
366,256	Pool MA3057	3.50%	07/01/47	332,036
164,369	Pool MA3088	4.00%	08/01/47	154,568
384,810	Pool MA3210	3.50%	12/01/47	348,140
4,337,928	Pool MA3238	3.50%	01/01/48	3,932,593
366,750	Pool MA3239	4.00%	01/01/48	344,350
181,656	Pool MA3276	3.50%	02/01/48	164,682
524,934	Pool MA3332	3.50%	04/01/48	475,883
139,467	Pool MA3336	3.50%	04/01/38	130,206
86,001	Pool MA3410	3.50%	07/01/33	82,245
125,967	Pool MA3537	4.50%	12/01/48	121,272
544,827	Pool MA3846	3.00%	11/01/49	458,884
469,212	Pool MA4078	2.50%	07/01/50	389,545
785,407	Pool MA4093	2.00%	08/01/40	661,531
173,299	Pool MA4120	2.50%	09/01/50	143,716
5,894,210	Pool MA4128	2.00%	09/01/40	4,953,566
4,929,433	Pool MA4158	2.00%	10/01/50	3,908,906
12,683,736	Pool MA4364	2.00%	06/01/41	10,630,544
1,238,612	Pool MA4379	2.50%	07/01/51	1,023,311
130,770	Pool MA4438	2.50%	10/01/51	107,958
4,844,516	Pool MA4547	2.00%	02/01/52	3,816,014
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$17,674,350	Pool MA4548	2.50%	02/01/52	$14,551,324
14,930,107	Pool MA4577	2.00%	04/01/52	11,760,647
4,271,744	Pool MA4598	2.50%	05/01/52	3,520,866
11,972,387	Pool MA4733	4.50%	09/01/52	11,340,838
55,781,790	Pool MA4917	4.50%	02/01/53	52,839,230
125,550,000	Pool TBA (c)	2.00%	03/15/54	98,679,317
48,275,000	Pool TBA (c)	2.50%	03/15/54	39,669,700
109,825,000	Pool TBA (c)	3.00%	03/15/54	93,949,942
144,825,000	Pool TBA (c)	3.50%	03/15/54	128,853,404
195,125,000	Pool TBA (c)	4.00%	03/15/54	179,540,636
111,875,000	Pool TBA (c)	4.50%	03/15/54	105,910,251
97,550,000	Pool TBA (c)	5.00%	03/15/54	94,608,308
70,150,000	Pool TBA (c)	5.50%	03/15/54	69,401,432
10,875,000	Pool TBA (c)	4.00%	04/15/54	10,011,526
	Government National Mortgage Association
163,294	Pool MA1157	3.50%	07/20/43	150,940
476,736	Pool MA2825	3.00%	05/20/45	425,586
160,708	Pool MA3521	3.50%	03/20/46	147,393
6,814,381	Pool MA3662	3.00%	05/20/46	6,062,457
616,417	Pool MA3663	3.50%	05/20/46	565,296
417,853	Pool MA3735	3.00%	06/20/46	371,572
8,486,028	Pool MA3937	3.50%	09/20/46	7,780,244
116,877	Pool MA4069	3.50%	11/20/46	107,144
67,871	Pool MA4195	3.00%	01/20/47	60,285
81,082	Pool MA4196	3.50%	01/20/47	74,318
409,131	Pool MA4261	3.00%	02/20/47	363,484
104,142	Pool MA4262	3.50%	02/20/47	95,371
2,613,389	Pool MA4322	4.00%	03/20/47	2,459,974
2,769,627	Pool MA4382	3.50%	04/20/47	2,538,257
32,781	Pool MA4453	4.50%	05/20/47	31,868
34,746	Pool MA4586	3.50%	07/20/47	31,853
221,613	Pool MA4588	4.50%	07/20/47	215,440
613,460	Pool MA4651	3.00%	08/20/47	544,378
884,822	Pool MA4652	3.50%	08/20/47	810,512
304,856	Pool MA4719	3.50%	09/20/47	279,229
36,232	Pool MA4722	5.00%	09/20/47	35,980
30,444	Pool MA4777	3.00%	10/20/47	27,047
762,471	Pool MA4778	3.50%	10/20/47	698,318
733,667	Pool MA4836	3.00%	11/20/47	651,649
755,606	Pool MA4837	3.50%	11/20/47	691,971
252,547	Pool MA4838	4.00%	11/20/47	238,200
42,336	Pool MA4901	4.00%	12/20/47	39,931
195,815	Pool MA4961	3.00%	01/20/48	174,076
262,439	Pool MA4962	3.50%	01/20/48	240,319
379,049	Pool MA4963	4.00%	01/20/48	357,247
191,087	Pool MA5078	4.00%	03/20/48	180,199
527,569	Pool MA5136	3.50%	04/20/48	483,061
397,233	Pool MA5399	4.50%	08/20/48	384,572
159,044	Pool MA5466	4.00%	09/20/48	149,817
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$41,807	Pool MA5467	4.50%	09/20/48	$40,472
108,325	Pool MA5597	5.00%	11/20/48	107,527
135,284	Pool MA5976	3.50%	06/20/49	121,531
32,541	Pool MA6030	3.50%	07/20/49	29,194
195,461	Pool MA6080	3.00%	08/20/49	170,407
53,275,000	Pool TBA (c)	2.50%	03/15/54	45,097,810
75,075,000	Pool TBA (c)	4.50%	03/15/54	71,699,886
67,275,000	Pool TBA (c)	5.00%	03/15/54	65,718,256
34,250,000	Pool TBA (c)	5.50%	03/15/54	34,026,572
				1,800,113,796
	Total U.S. Government Agency Mortgage-Backed Securities			1,816,891,598
	(Cost $1,895,016,249)
CORPORATE BONDS AND NOTES (d) — 15.2%
	Aerospace/Defense — 0.1%
3,208,000	BAE Systems Holdings, Inc. (e)	3.85%	12/15/25	3,130,179
1,610,000	Boeing (The) Co.	4.88%	05/01/25	1,595,533
				4,725,712
	Agriculture — 0.4%
979,000	BAT Capital Corp.	3.56%	08/15/27	925,939
1,400,000	BAT Capital Corp.	2.73%	03/25/31	1,154,914
4,530,000	BAT Capital Corp.	4.39%	08/15/37	3,717,792
1,855,000	BAT Capital Corp.	4.54%	08/15/47	1,392,771
409,000	BAT Capital Corp.	4.76%	09/06/49	316,736
2,143,000	BAT Capital Corp.	5.65%	03/16/52	1,884,521
1,022,000	Philip Morris International, Inc. (EUR)	2.00%	05/09/36	891,593
1,120,000	Philip Morris International, Inc. (EUR)	1.45%	08/01/39	823,229
4,250,000	Reynolds American, Inc.	5.70%	08/15/35	4,062,743
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	3,396,148
				18,566,386
	Airlines — 0.4%
792,221	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	751,943
96,706	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	91,569
3,215,751	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,010,217
3,953,606	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	3,523,315
7,233,202	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	6,668,678
6,000,000	United Airlines Pass-Through Trust, Series 2023-1, Class A	5.80%	01/15/36	6,105,392
				20,151,114
	Banks — 4.5%
8,965,000	Bank of America Corp. (f)	2.55%	02/04/28	8,298,660
13,606,000	Bank of America Corp. (f)	2.09%	06/14/29	11,961,749
2,000,000	Bank of America Corp. (f)	2.59%	04/29/31	1,709,876
5,265,000	Bank of America Corp. (f)	1.92%	10/24/31	4,250,081
2,500,000	Bank of America Corp. (f)	2.30%	07/21/32	2,024,214
1,195,000	Bank of America Corp. (f)	2.57%	10/20/32	979,764
2,020,000	Bank of America Corp. (f)	2.97%	02/04/33	1,697,190
21,290,000	Bank of America Corp., Series N (f)	1.66%	03/11/27	19,759,924
10,000	Citigroup, Inc. (f)	3.52%	10/27/28	9,400
4,110,000	Citigroup, Inc. (f)	2.98%	11/05/30	3,623,933
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Banks (Continued)
$6,755,000	Citigroup, Inc. (f)	2.57%	06/03/31	$5,713,834
10,617,000	Citigroup, Inc. (f)	3.06%	01/25/33	8,917,615
1,995,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (b)	5.83%	10/21/24	1,996,150
950,000	Goldman Sachs Group (The), Inc. (f)	3.27%	09/29/25	936,895
18,965,000	Goldman Sachs Group (The), Inc. (f)	1.54%	09/10/27	17,268,782
3,365,000	Goldman Sachs Group (The), Inc. (f)	2.38%	07/21/32	2,739,281
2,372,000	Goldman Sachs Group (The), Inc. (f)	2.65%	10/21/32	1,957,052
13,465,000	JPMorgan Chase & Co. (f)	0.97%	06/23/25	13,258,488
8,015,000	JPMorgan Chase & Co. (f)	1.56%	12/10/25	7,764,296
1,895,000	JPMorgan Chase & Co. (f)	1.04%	02/04/27	1,747,163
10,455,000	JPMorgan Chase & Co. (f)	1.58%	04/22/27	9,671,110
2,625,000	JPMorgan Chase & Co. (f)	4.01%	04/23/29	2,508,773
1,445,000	JPMorgan Chase & Co. (f)	2.07%	06/01/29	1,273,671
3,900,000	JPMorgan Chase & Co. (f)	1.95%	02/04/32	3,137,804
5,955,000	JPMorgan Chase & Co. (f)	2.58%	04/22/32	4,984,584
3,020,000	JPMorgan Chase & Co. (f)	2.55%	11/08/32	2,487,704
13,355,000	Morgan Stanley (f)	1.16%	10/21/25	12,961,568
495,000	Morgan Stanley (f)	0.99%	12/10/26	456,899
610,000	Morgan Stanley (f)	1.51%	07/20/27	558,223
6,500,000	Morgan Stanley (f)	1.93%	04/28/32	5,155,292
1,845,000	Morgan Stanley (f)	2.24%	07/21/32	1,486,953
4,615,000	Morgan Stanley (f)	2.48%	09/16/36	3,619,071
970,000	PNC Financial Services Group (The), Inc. (f)	6.04%	10/28/33	995,774
8,545,000	PNC Financial Services Group (The), Inc. (f)	5.07%	01/24/34	8,219,729
4,535,000	PNC Financial Services Group (The), Inc. (f)	6.88%	10/20/34	4,915,244
1,525,000	US Bancorp (f)	5.85%	10/21/33	1,544,509
9,675,000	US Bancorp (f)	4.84%	02/01/34	9,109,576
3,015,000	US Bancorp (f)	5.84%	06/12/34	3,046,088
770,000	US Bancorp (f)	5.68%	01/23/35	768,644
2,520,000	Wells Fargo & Co. (f)	2.16%	02/11/26	2,438,033
6,809,000	Wells Fargo & Co. (f)	2.39%	06/02/28	6,213,349
8,000,000	Wells Fargo & Co. (f)	5.57%	07/25/29	8,055,819
5,790,000	Wells Fargo & Co. (f)	2.88%	10/30/30	5,080,047
3,795,000	Wells Fargo & Co. (f)	2.57%	02/11/31	3,237,086
7,950,000	Wells Fargo & Co. (f)	3.35%	03/02/33	6,826,210
5,920,000	Wells Fargo & Co. (f)	5.39%	04/24/34	5,824,626
				231,190,733
	Beverages — 0.1%
4,300,000	Constellation Brands, Inc.	2.88%	05/01/30	3,778,663
3,385,000	Triton Water Holdings, Inc. (e)	6.25%	04/01/29	2,958,135
				6,736,798
	Biotechnology — 0.0%
1,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	1,221,866
	Chemicals — 0.2%
610,000	International Flavors & Fragrances, Inc. (e)	1.83%	10/15/27	536,410
8,003,000	International Flavors & Fragrances, Inc. (e)	2.30%	11/01/30	6,570,358
1,040,000	International Flavors & Fragrances, Inc. (e)	3.27%	11/15/40	730,087
1,480,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	1,105,706
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Chemicals (Continued)
$3,359,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	$2,830,202
1,235,000	International Flavors & Fragrances, Inc. (e)	3.47%	12/01/50	813,888
				12,586,651
	Commercial Services — 0.1%
1,118,000	Adtalem Global Education, Inc. (e)	5.50%	03/01/28	1,065,370
2,685,000	Global Payments, Inc. (EUR)	4.88%	03/17/31	2,993,595
345,000	WASH Multifamily Acquisition, Inc. (e)	5.75%	04/15/26	334,936
				4,393,901
	Diversified Financial Services — 0.2%
360,000	Air Lease Corp.	2.30%	02/01/25	348,755
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,845,803
940,000	Air Lease Corp.	3.38%	07/01/25	913,410
3,000,000	Air Lease Corp.	4.63%	10/01/28	2,900,125
3,755,000	Discover Financial Services	3.95%	11/06/24	3,707,933
				9,716,026
	Electric — 1.8%
2,655,000	Alliant Energy Finance LLC (e)	1.40%	03/15/26	2,420,576
200,000	Ameren Illinois Co.	3.70%	12/01/47	154,758
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	2,152,783
12,605,000	Arizona Public Service Co.	6.35%	12/15/32	13,337,221
5,000,000	Black Hills Corp.	6.15%	05/15/34	5,143,482
750,000	Cleco Power LLC	6.00%	12/01/40	762,317
5,953,000	Commonwealth Edison Co.	6.45%	01/15/38	6,466,874
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	421,337
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,657,010
2,375,000	Duke Energy Carolinas LLC	5.35%	01/15/53	2,328,239
2,000,000	Duke Energy Corp. (EUR)	3.85%	06/15/34	2,099,818
1,030,000	Duke Energy Florida LLC	5.88%	11/15/33	1,078,978
3,500,000	Duke Energy Progress LLC	5.25%	03/15/33	3,496,331
750,000	Entergy Texas, Inc.	3.45%	12/01/27	701,572
4,000,000	Eversource Energy	5.95%	02/01/29	4,099,178
9,101,000	FirstEnergy Transmission LLC (e)	2.87%	09/15/28	8,228,786
3,855,000	Interstate Power and Light Co.	2.30%	06/01/30	3,253,276
1,450,000	Interstate Power and Light Co.	5.70%	10/15/33	1,476,341
1,500,000	ITC Holdings Corp. (e)	2.95%	05/14/30	1,310,192
1,750,000	Jersey Central Power & Light Co. (e)	4.30%	01/15/26	1,708,757
830,000	Metropolitan Edison Co. (e)	4.00%	04/15/25	812,798
2,253,000	Metropolitan Edison Co. (e)	4.30%	01/15/29	2,167,328
1,605,000	MidAmerican Energy Co.	5.85%	09/15/54	1,693,126
10,000,000	Niagara Mohawk Power Corp. (e)	3.03%	06/27/50	6,249,408
4,820,000	Oncor Electric Delivery Co., LLC	4.95%	09/15/52	4,494,047
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	802,153
7,305,000	Southwestern Electric Power Co.	5.30%	04/01/33	7,212,184
3,480,000	Southwestern Public Service Co., Series 9	5.15%	06/01/52	2,987,600
700,000	Trans-Allegheny Interstate Line Co. (e)	3.85%	06/01/25	685,289
2,310,000	Tucson Electric Power Co.	5.50%	04/15/53	2,264,100
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,302,560
				92,968,419
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Electronics — 0.1%
$2,860,000	Honeywell International, Inc. (EUR) (g)	3.75%	03/01/36	$3,064,228
	Engineering & Construction — 0.0%
1,015,000	Artera Services LLC (e)	8.50%	02/15/31	1,037,577
	Entertainment — 0.3%
9,840,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	8,281,096
11,190,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	9,101,001
				17,382,097
	Food — 0.2%
4,075,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	3,408,147
4,536,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	4,590,223
2,500,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed (e)	4.63%	03/01/29	2,193,291
				10,191,661
	Gas — 0.3%
2,765,000	East Ohio Gas (The), Co. (e)	2.00%	06/15/30	2,268,686
2,180,000	KeySpan Gas East Corp. (e)	5.99%	03/06/33	2,174,391
1,080,000	NiSource, Inc.	5.40%	06/30/33	1,080,859
4,125,000	Piedmont Natural Gas Co., Inc.	5.40%	06/15/33	4,136,982
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	333,528
2,495,000	Southern Co. Gas Capital Corp.	5.75%	09/15/33	2,557,804
3,856,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	3,855,232
				16,407,482
	Healthcare-Products — 0.1%
525,000	Alcon Finance Corp. (e)	2.75%	09/23/26	492,986
1,500,000	Alcon Finance Corp. (e)	2.60%	05/27/30	1,288,442
5,000,000	Revvity, Inc.	2.55%	03/15/31	4,189,879
				5,971,307
	Healthcare-Services — 0.6%
2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	1,721,106
2,130,000	Catalent Pharma Solutions, Inc. (EUR) (h)	2.38%	03/01/28	2,217,349
1,845,000	Centene Corp.	4.25%	12/15/27	1,756,997
2,982,000	Centene Corp.	3.00%	10/15/30	2,550,072
475,000	CommonSpirit Health	2.78%	10/01/30	406,949
473,000	Fortrea Holdings, Inc. (e)	7.50%	07/01/30	484,234
3,250,000	HCA, Inc.	3.13%	03/15/27	3,054,900
8,233,000	HCA, Inc.	4.13%	06/15/29	7,755,904
7,530,000	IQVIA, Inc.	5.70%	05/15/28	7,594,080
3,725,000	ModivCare Escrow Issuer, Inc. (e)	5.00%	10/01/29	2,751,304
610,000	ModivCare, Inc. (e)	5.88%	11/15/25	596,092
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	171,183
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	140,768
2,630,000	Universal Health Services, Inc.	1.65%	09/01/26	2,391,903
				33,592,841
	Household Products/Wares — 0.0%
2,210,000	Spectrum Brands, Inc. (e)	3.88%	03/15/31	2,100,881
	Insurance — 1.0%
5,090,000	Athene Global Funding, SOFR Compounded Index + 0.70% (b) (e)	6.04%	05/24/24	5,093,931
2,145,000	Athene Global Funding (e)	3.21%	03/08/27	1,980,265
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Insurance (Continued)
$5,585,000	Athene Global Funding (e)	1.99%	08/19/28	$4,794,576
2,605,000	Athene Global Funding (e)	2.72%	01/07/29	2,268,978
1,650,000	Farmers Exchange Capital (e)	7.05%	07/15/28	1,663,292
2,200,000	Farmers Exchange Capital II (e) (f)	6.15%	11/01/53	2,026,948
1,770,000	Farmers Exchange Capital III (e) (f)	5.45%	10/15/54	1,453,984
600,000	Farmers Insurance Exchange (e)	8.63%	05/01/24	602,328
3,495,000	Farmers Insurance Exchange (e) (f)	4.75%	11/01/57	2,586,959
4,645,000	Metropolitan Life Global Funding I (e)	3.45%	12/18/26	4,453,379
2,380,000	Metropolitan Life Global Funding I (e)	5.15%	03/28/33	2,355,967
7,000,000	National General Holdings Corp. (e)	6.75%	05/15/24	6,990,417
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (e)	7.94%	12/15/24	1,526,780
1,665,000	New York Life Insurance Co. (e)	3.75%	05/15/50	1,273,273
1,790,000	Teachers Insurance & Annuity Association of America (e)	4.90%	09/15/44	1,628,010
3,910,000	Teachers Insurance & Annuity Association of America (e)	4.27%	05/15/47	3,218,551
1,980,000	Teachers Insurance & Annuity Association of America (e) (f)	4.38%	09/15/54	1,952,655
3,925,000	Willis North America, Inc.	5.35%	05/15/33	3,862,222
				49,732,515
	Internet — 0.1%
1,701,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. (e)	4.75%	04/30/27	1,634,176
1,400,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. (e)	6.00%	02/15/28	1,345,345
				2,979,521
	Investment Companies — 0.1%
2,107,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	5.25%	05/15/27	1,938,187
1,175,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (e)	9.75%	01/15/29	1,229,344
517,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	4.38%	02/01/29	436,862
				3,604,393
	Lodging — 0.1%
4,385,000	Hyatt Hotels Corp.	1.80%	10/01/24	4,287,236
	Media — 0.7%
875,000	Cable One, Inc. (e)	4.00%	11/15/30	661,938
1,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	1,454,986
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,071,957
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,268,451
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	5,469,549
4,767,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.90%	06/01/52	2,999,775
1,960,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	1,523,220
4,670,000	Cox Enterprises, Inc. (e)	7.38%	07/15/27	4,922,434
635,000	CSC Holdings LLC (e)	11.75%	01/31/29	664,176
8,620,000	CSC Holdings LLC (e)	6.50%	02/01/29	7,522,760
2,000,000	CSC Holdings LLC (e)	5.75%	01/15/30	1,178,000
8,320,000	Time Warner Cable LLC	5.50%	09/01/41	6,864,266
				35,601,512
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Miscellaneous Manufacturing — 0.0%
$943,000	General Electric Co., 3 Mo. CME Term SOFR + CSA + 0.38% (b)	5.91%	05/05/26	$940,101
	Packaging & Containers — 0.3%
3,000,000	Amcor Finance USA, Inc.	3.63%	04/28/26	2,889,310
1,000,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	853,838
3,948,000	Berry Global, Inc.	1.57%	01/15/26	3,678,082
2,125,000	Berry Global, Inc. (e)	4.88%	07/15/26	2,077,300
2,809,000	Berry Global, Inc.	1.65%	01/15/27	2,531,209
1,005,000	Berry Global, Inc. (e)	5.65%	01/15/34	992,367
1,350,000	Clearwater Paper Corp. (e)	4.75%	08/15/28	1,250,613
				14,272,719
	Pharmaceuticals — 0.6%
1,045,000	Bayer US Finance II LLC (e)	3.38%	07/15/24	1,034,445
625,000	Bayer US Finance II LLC (e)	2.85%	04/15/25	601,707
7,880,000	Bayer US Finance II LLC (e)	4.25%	12/15/25	7,664,647
3,160,000	Bayer US Finance II LLC (e)	4.38%	12/15/28	2,945,427
815,000	Bayer US Finance II LLC (e)	4.63%	06/25/38	671,246
1,750,000	Bayer US Finance II LLC (e)	4.40%	07/15/44	1,321,813
2,540,000	Bayer US Finance II LLC (e)	4.88%	06/25/48	2,014,461
7,245,000	Bayer US Finance LLC (e)	6.50%	11/21/33	7,253,756
2,107,000	Becton Dickinson & Co.	3.73%	12/15/24	2,077,850
2,000,000	Cigna Group (The)	3.40%	03/01/27	1,904,737
75,000	Cigna Group (The)	3.05%	10/15/27	70,148
1,225,000	CVS Health Corp.	1.75%	08/21/30	995,528
926,000	CVS Health Corp.	5.13%	07/20/45	842,980
				29,398,745
	Pipelines — 0.3%
340,000	Columbia Pipelines Operating Co. LLC (e)	6.04%	11/15/33	349,245
3,200,000	Energy Transfer, L.P.	4.90%	03/15/35	2,985,991
2,600,000	Energy Transfer, L.P.	6.13%	12/15/45	2,586,432
2,101,000	Energy Transfer, L.P.	5.40%	10/01/47	1,907,547
3,640,000	NGPL PipeCo LLC (e)	4.88%	08/15/27	3,554,773
1,500,000	Rockies Express Pipeline LLC (e)	4.80%	05/15/30	1,390,777
1,360,000	Rockies Express Pipeline LLC (e)	6.88%	04/15/40	1,340,317
1,114,000	Venture Global LNG, Inc. (e)	9.50%	02/01/29	1,188,458
900,000	Venture Global LNG, Inc. (e)	9.88%	02/01/32	948,155
				16,251,695
	Real Estate Investment Trusts — 1.7%
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	586,776
500,000	American Assets Trust, L.P.	3.38%	02/01/31	403,443
4,665,000	American Homes 4 Rent, L.P.	3.38%	07/15/51	3,081,808
300,000	American Homes 4 Rent, L.P.	4.30%	04/15/52	233,514
3,230,000	American Tower Corp.	2.70%	04/15/31	2,712,590
750,000	American Tower Corp. (EUR)	1.00%	01/15/32	651,397
7,465,000	American Tower Corp.	5.55%	07/15/33	7,463,446
6,901,000	Crown Castle, Inc.	2.50%	07/15/31	5,656,943
750,000	CubeSmart, L.P.	4.38%	02/15/29	714,126
543,000	Extra Space Storage, L.P.	3.90%	04/01/29	507,444
1,135,000	Extra Space Storage, L.P.	2.20%	10/15/30	928,686
615,000	Extra Space Storage, L.P.	2.55%	06/01/31	506,183
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Real Estate Investment Trusts (Continued)
$872,000	Extra Space Storage, L.P.	2.40%	10/15/31	$704,848
3,170,000	Extra Space Storage, L.P.	2.35%	03/15/32	2,516,699
1,210,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,174,989
11,305,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/30	10,182,140
615,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/31	543,082
1,763,000	GLP Capital, L.P. / GLP Financing II, Inc.	3.25%	01/15/32	1,464,256
895,000	Healthcare Realty Holdings, L.P.	3.63%	01/15/28	818,934
2,000,000	Healthcare Realty Holdings, L.P.	3.10%	02/15/30	1,723,224
6,020,000	Healthcare Realty Holdings, L.P.	2.00%	03/15/31	4,722,526
453,000	Healthcare Realty Holdings, L.P.	2.05%	03/15/31	344,958
5,335,000	Hudson Pacific Properties, L.P.	3.95%	11/01/27	4,613,141
2,515,000	Hudson Pacific Properties, L.P.	4.65%	04/01/29	2,097,792
1,135,000	Hudson Pacific Properties, L.P.	3.25%	01/15/30	853,490
4,569,000	Invitation Homes Operating Partnership, L.P.	2.00%	08/15/31	3,571,260
476,000	Invitation Homes Operating Partnership, L.P.	4.15%	04/15/32	429,656
1,960,000	Invitation Homes Operating Partnership, L.P.	5.50%	08/15/33	1,937,468
860,000	Kilroy Realty, L.P.	2.50%	11/15/32	636,656
1,093,000	Kilroy Realty, L.P.	2.65%	11/15/33	796,746
1,605,000	LXP Industrial Trust	2.70%	09/15/30	1,325,770
3,852,000	LXP Industrial Trust	2.38%	10/01/31	3,061,547
475,000	Physicians Realty, L.P.	4.30%	03/15/27	462,727
54,000	Physicians Realty, L.P.	3.95%	01/15/28	51,400
670,000	Piedmont Operating Partnership, L.P.	3.15%	08/15/30	511,829
3,000,000	Prologis Euro Finance LLC (EUR)	4.25%	01/31/43	3,172,937
1,700,000	Realty Income Corp. (EUR)	4.88%	07/06/30	1,936,722
2,510,000	Realty Income Corp. (EUR)	5.13%	07/06/34	2,917,281
170,000	Rexford Industrial Realty, L.P.	2.15%	09/01/31	134,588
1,000,000	Ventas Realty, L.P.	2.65%	01/15/25	972,594
750,000	VICI Properties, L.P.	4.95%	02/15/30	714,598
4,849,000	VICI Properties, L.P.	5.13%	05/15/32	4,554,996
320,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.63%	06/15/25	314,854
867,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.50%	01/15/28	824,552
1,620,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	3.88%	02/15/29	1,479,335
1,570,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.13%	08/15/30	1,409,383
				86,423,334
	Retail — 0.1%
475,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (e)	5.88%	04/01/29	451,394
5,035,000	Michaels (The) Cos., Inc. (e)	7.88%	05/01/29	3,257,613
				3,709,007
	Software — 0.2%
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,281,373
510,000	Fiserv, Inc.	2.65%	06/01/30	439,660
1,090,000	Oracle Corp.	6.50%	04/15/38	1,165,710
8,212,000	Oracle Corp.	3.95%	03/25/51	6,131,346
				9,018,089
	Telecommunications — 0.6%
145,000	AT&T, Inc.	4.30%	12/15/42	122,854
80,000	Frontier Communications Holdings LLC (e)	5.00%	05/01/28	74,121
3,666,000	Frontier Communications Holdings LLC (e)	8.63%	03/15/31	3,717,664
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Telecommunications (Continued)
$4,500,000	SES GLOBAL Americas Holdings, Inc. (e)	5.30%	03/25/44	$3,456,038
168,438	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	4.74%	03/20/25	167,339
17,973,250	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	5.15%	03/20/28	17,921,519
3,415,000	T-Mobile USA, Inc.	3.75%	04/15/27	3,274,559
				28,734,094
	Total Corporate Bonds and Notes			776,958,641
	(Cost $828,672,722)
ASSET-BACKED SECURITIES — 8.6%
	ACE Securities Corp. Home Equity Loan Trust
13,938,132	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.74%	01/25/37	7,503,763
12,299,935	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.21% (b)	5.65%	02/25/37	5,245,423
	AGL CLO Ltd.
13,000,000	Series 2021-12A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.16% (b) (e)	6.74%	07/20/34	13,016,251
	AMSR Trust
5,000,000	Series 2021-SFR3, Class G (e)	3.80%	10/17/38	4,443,226
	Argent Securities, Inc.
70,587	Series 2005-W2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.74% (b)	6.17%	10/25/35	68,852
	Asset Backed Funding Certificates Trust
7,863,291	Series 2006-HE1, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.11% (b)	5.66%	01/25/37	4,435,714
	Bardot CLO Ltd.
10,400,000	Series 2019-2A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (b) (e)	7.18%	10/22/32	10,433,002
	Barings CLO Ltd.
12,500,000	Series 2019-2A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	7.28%	04/15/36	12,515,144
	Carrington Mortgage Loan Trust
18,000,000	Series 2006-NC4, Class A4, 1 Mo. CME Term SOFR + CSA + 0.24% (b)	5.68%	10/25/36	14,667,325
281,855	Series 2006-OPT1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.53% (b)	5.96%	02/25/36	276,534
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (e)	(i)	09/10/29	9,347,376
	CIFC Funding Ltd.
5,610,000	Series 2021-7A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.13% (b) (e)	6.71%	01/23/35	5,607,756
	CIM Trust
3,575,659	Series 2021-NR3, Class A1, steps up to 5.57% on 04/01/24 (e) (j)	2.57%	06/25/57	3,528,135
14,143,251	Series 2021-NR4, Class A1, steps up to 5.82% on 10/01/24 (e) (j)	2.82%	10/25/61	13,780,955
14,002,390	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (e) (j)	6.00%	06/25/62	13,844,135
	Dryden 70 CLO Ltd.
2,500,000	Series 2018-70A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	7.28%	01/16/32	2,505,323
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Dryden Senior Loan Fund
$614,157	Series 2013-26A, Class AR, 3 Mo. CME Term SOFR + CSA + 0.90% (b) (e)	6.48%	04/15/29	$615,002
486,231	Series 2013-28A, Class A1LR, 3 Mo. CME Term SOFR + CSA + 1.20% (b) (e)	6.77%	08/15/30	486,766
	ECMC Group Student Loan Trust
1,301,668	Series 2017-2A, Class A, 30 Day Average SOFR + 1.16% (b) (e)	6.49%	05/25/67	1,298,208
	Elmwood CLO VI Ltd.
13,400,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (b) (e)	7.23%	10/20/34	13,443,558
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (e)	(i)	12/15/33	1,280,303
	First Franklin Mortgage Loan Trust
15,306,990	Series 2006-FF13, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.76%	10/25/36	9,862,831
11,494,480	Series 2007-FF2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	5.72%	03/25/37	6,039,930
	GE-WMC Mortgage Securities LLC
244,543	Series 2005-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (b)	6.10%	10/25/35	238,404
	GoldenTree Loan Management US CLO Ltd.
5,000,000	Series 2020-8A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (b) (e)	6.73%	10/20/34	5,006,250
	GSAMP Trust
12,165,807	Series 2006-NC2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.74%	06/25/36	6,789,795
8,769,978	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (b)	5.58%	01/25/37	5,085,822
	JP Morgan Mortgage Acquisition Trust
2,117,464	Series 2006-WF1, Class A6	6.50%	07/25/36	611,809
17,151,062	Series 2006-WMC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.74%	07/25/36	7,332,655
18,146,485	Series 2006-WMC2, Class A5, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	5.94%	07/25/36	7,773,219
39,429	Series 2007-CH2, Class MV1, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	5.72%	01/25/37	39,424
	Lehman XS Trust
2,597,858	Series 2006-9, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	05/25/46	2,258,854
	Long Beach Mortgage Loan Trust
328,827	Series 2006-1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.44% (b)	5.88%	02/25/36	319,185
	Madison Park Funding XXVII Ltd.
250,000	Series 2018-27A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.35% (b) (e)	6.93%	04/20/30	250,765
	Mastr Asset Backed Securities Trust
6,864,970	Series 2006-WMC3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.10% (b)	5.54%	08/25/36	2,486,107
	Merrill Lynch First Franklin Mortgage Loan Trust
255,579	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (b)	5.70%	06/25/37	197,349
	Mid-State Trust
74,232	Series 11, Class A1	4.86%	07/15/38	72,756
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Morgan Stanley ABS Capital I, Inc. Trust
$9,639,522	Series 2006-HE4, Class A3, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	5.74%	06/25/36	$5,063,265
5,225,988	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (b)	5.54%	10/25/36	2,247,462
141,694	Series 2006-NC1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.57% (b)	6.01%	12/25/35	140,054
5,594,812	Series 2007-HE1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.23% (b)	5.67%	11/25/36	3,208,945
24,848,421	Series 2007-HE2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.21% (b)	5.65%	01/25/37	11,738,707
6,001,372	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (b)	5.70%	05/25/37	4,452,332
	Navient Student Loan Trust
147,422	Series 2014-1, Class A3, 30 Day Average SOFR + CSA + 0.51% (b)	5.95%	06/25/31	144,728
254,063	Series 2017-3A, Class A3, 30 Day Average SOFR + 1.16% (b) (e)	6.49%	07/26/66	255,157
	New Century Home Equity Loan Trust
17,853	Series 2005-4, Class M3, 1 Mo. CME Term SOFR + CSA + 0.83% (b)	6.26%	09/25/35	18,178
	New Residential Mortgage Loan Trust
16,615,000	Series 2022-SFR2, Class B (e)	3.75%	09/04/39	15,467,218
15,000,000	Series 2022-SFR2, Class E1 (e)	4.00%	09/04/39	13,395,893
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (b) (e)	6.73%	10/20/34	6,194,420
8,530,000	Series 2021-21A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	7.28%	07/20/34	8,515,994
	Octagon Investment Partners 46 Ltd.
14,000,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (b) (e)	6.74%	07/15/36	14,034,308
	OHA Credit Funding 4 Ltd.
12,685,000	Series 2019-4A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (b) (e)	7.23%	10/22/36	12,723,742
	Progress Residential Trust
9,120,000	Series 2021-SFR2, Class G (e)	4.25%	04/19/38	8,386,764
4,130,000	Series 2021-SFR3, Class G (e)	4.25%	05/17/26	3,778,336
	PRPM LLC
8,258,557	Series 2021-7, Class A1, steps up to 4.87% on 08/25/24 (e) (j)	1.87%	08/25/26	8,001,011
15,687,850	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (e) (j)	2.49%	10/25/26	15,441,184
	Rad CLO 14 Ltd.
10,000,000	Series 2021-14A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (b) (e)	7.23%	01/15/35	10,029,487
	Residential Asset Securities Corp.
65,643	Series 2006-EMX3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	6.00%	04/25/36	64,999
388,591	Series 2006-KS3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (b)	5.93%	04/25/36	381,798
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Rockford Tower CLO Ltd.
$7,549,375	Series 2017-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.19% (b) (e)	6.77%	10/20/30	$7,577,048
1,625,000	Series 2019-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (b) (e)	6.68%	08/20/32	1,627,395
	Saxon Asset Securities Trust
520,894	Series 2007-2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.24% (b)	5.68%	05/25/47	365,438
	Securitized Asset-Backed Receivables LLC Trust
21,535,458	Series 2006-WM4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b) (e)	5.82%	11/25/36	10,021,924
	Skyline Aircraft Finance LLC
11,614,521	Series 2020-1, Class A (a) (k)	3.23%	05/10/38	10,358,992
	SLC Student Loan Trust
868,344	Series 2008-1, Class A4A, 90 Day Average SOFR + CSA + 1.60% (b)	7.21%	12/15/32	881,339
	SLM Student Loan Trust
80,000	Series 2007-7, Class B, 90 Day Average SOFR + CSA + 0.75% (b)	6.37%	10/27/70	74,033
130,000	Series 2008-2, Class B, 90 Day Average SOFR + CSA + 1.20% (b)	6.82%	01/25/83	124,739
700,000	Series 2008-3, Class B, 90 Day Average SOFR + CSA + 1.20% (b)	6.82%	04/26/83	670,389
3,063,849	Series 2008-6, Class A4, 90 Day Average SOFR + 1.36% (b)	6.72%	07/25/23	3,040,502
320,000	Series 2008-7, Class B, 90 Day Average SOFR + 2.11% (b)	7.47%	07/26/83	301,804
477,861	Series 2012-2, Class A, 30 Day Average SOFR + 0.81% (b)	6.14%	01/25/29	463,035
169,311	Series 2012-6, Class A3, 30 Day Average SOFR + 0.86% (b)	6.19%	05/26/26	164,260
2,533,147	Series 2012-7, Class A3, 30 Day Average SOFR + 0.76% (b)	6.09%	05/26/26	2,455,044
555,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (b)	7.24%	09/25/43	510,891
89,708	Series 2013-2, Class A, 30 Day Average SOFR + 0.56% (b)	5.89%	06/25/43	88,074
	Soundview Home Loan Trust
5,814,577	Series 2007-OPT4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.00% (b)	6.44%	09/25/37	3,994,998
	Structured Asset Investment Loan Trust
508,483	Series 2004-6, Class A3, 1 Mo. CME Term SOFR + CSA + 0.80% (b)	6.24%	07/25/34	502,813
	Structured Asset Securities Corp. Mortgage Loan Trust
574,727	Series 2005-NC2, Class M5, 1 Mo. CME Term SOFR + CSA + 0.93% (b)	6.37%	05/25/35	566,107
	TAL Advantage VII LLC
7,695,000	Series 2020-1A, Class A (e)	2.05%	09/20/45	6,980,065
	TIF Funding II LLC
7,032,500	Series 2020-1A, Class A (e)	2.09%	08/20/45	6,346,773
	Trestles CLO V Ltd.
13,000,000	Series 2021-5A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.17% (b) (e)	6.75%	10/20/34	13,008,048
	Voya CLO Ltd.
13,000,000	Series 2020-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (b) (e)	6.73%	07/16/34	13,006,334
	Wachovia Student Loan Trust
484,535	Series 2006-1, Class A6, 90 Day Average SOFR + 0.43% (b) (e)	5.79%	04/25/40	472,862
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	WaMu Asset-Backed Certificates WaMu Trust
$1,044,708	Series 2007-HE2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.11% (b)	5.55%	04/25/37	$397,639
3,625,314	Series 2007-HE2, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.19% (b)	5.63%	04/25/37	1,381,658
7,768,531	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (b)	5.69%	04/25/37	2,961,714
	Wellman Park CLO Ltd.
11,650,000	Series 2021-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (b) (e)	7.18%	07/15/34	11,685,237
	Total Asset-Backed Securities			436,421,043
	(Cost $476,708,000)
MORTGAGE-BACKED SECURITIES — 7.8%
	Collateralized Mortgage Obligations — 4.4%
	Ajax Mortgage Loan Trust
2,031,666	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (e) (j)	2.86%	07/25/59	1,917,227
	Alternative Loan Trust
4,684,586	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	5.92%	06/25/35	4,046,842
5,317,569	Series 2005-56, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.46% (b)	6.90%	11/25/35	4,777,611
5,032,964	Series 2005-67CB, Class A1	5.50%	01/25/36	3,714,176
2,520,473	Series 2007-13, Class A1	6.00%	06/25/47	1,299,761
	American Home Mortgage Assets Trust
11,773,757	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	5.78%	02/25/47	4,394,561
	American Home Mortgage Investment Trust
1,390,754	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (b)	6.02%	11/25/45	1,193,825
	Banc of America Funding Trust
353,608	Series 2014-R6, Class 2A13 (e) (l)	5.71%	07/26/36	348,411
	Bear Stearns Mortgage Funding Trust
84,336	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.86%	07/25/36	74,072
2,049,018	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (b)	5.80%	10/25/36	1,693,911
2,925,506	Series 2006-AR5, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.82%	01/25/37	2,632,011
156,281	Series 2007-AR5, Class 1A1G, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	5.60%	06/25/47	130,445
	CIM Trust
2,516,091	Series 2019-R1, Class A (e)	3.25%	10/25/58	2,229,904
2,819,757	Series 2019-R4, Class A1 (e)	3.00%	10/25/59	2,580,046
4,491,008	Series 2020-R3, Class A1A (e)	4.00%	01/26/60	4,133,738
21,112,000	Series 2020-R7, Class A1B (e) (m)	2.25%	12/27/61	14,844,451
12,637,383	Series 2021-R3, Class A1A (e)	1.95%	06/25/57	11,341,346
14,148,765	Series 2023-R1, Class A1A (e)	5.40%	04/25/62	13,619,495
14,067,675	Series 2023-R3, Class A1A (e)	4.50%	01/25/63	12,660,437
	Connecticut Avenue Securities Trust
6,623,907	Series 2019-R04, Class 2B1, 30 Day Average SOFR + 5.36% (b) (e)	10.69%	06/25/39	7,069,423
	Credit Suisse Mortgage Trust
8,803,997	Series 2007-2, Class 1A4	5.75%	03/25/37	4,582,768
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust (Continued)
$26,131,086	Series 2007-3, Class 1A1A	5.84%	04/25/37	$6,397,303
11,220,147	Series 2021-RP11, Class A1 (e)	2.25%	10/25/61	8,546,986
13,550,907	Series 2021-RP11, Class PT (e)	3.76%	10/25/61	9,272,078
	CSMCM Trust
580,872	Series 2021-RP11 (e)	3.78%	10/27/61	431,189
	GMACM Mortgage Loan Trust
1,266,244	Series 2006-AR1, Class 1A1 (l)	3.60%	04/19/36	980,767
1,120,036	Series 2006-J1, Class A4	5.75%	04/25/36	950,731
	GreenPoint Mortgage Funding Trust
61,342	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (b)	6.02%	02/25/36	52,842
	GSR Mortgage Loan Trust
21,406,942	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	08/25/46	5,358,592
	HarborView Mortgage Loan Trust
164,424	Series 2005-10, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.62% (b)	6.05%	11/19/35	109,652
1,007,709	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (b)	6.44%	10/25/37	739,192
	HomeBanc Mortgage Trust
485,091	Series 2004-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.74% (b)	6.18%	12/25/34	452,216
	Impac CMB Trust
130,899	Series 2005-2, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	04/25/35	122,269
413,283	Series 2005-4, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.27% (b)	5.98%	05/25/35	376,057
	IndyMac INDX Mortgage Loan Trust
1,199,722	Series 2005-AR14, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.60% (b)	6.04%	07/25/35	949,877
15,606,997	Series 2005-AR29, Class A1 (l)	3.84%	01/25/36	12,541,828
2,777,537	Series 2006-AR6, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	5.84%	06/25/46	2,153,490
3,457,931	Series 2007-FLX4, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	5.94%	07/25/37	3,065,407
	JP Morgan Mortgage Trust
1,310,503	Series 2006-A4, Class 1A1 (l)	4.60%	06/25/36	899,605
	Lehman XS Trust
218,546	Series 2006-16N, Class A4A, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	5.82%	11/25/46	186,199
4,273,531	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (b)	6.38%	09/25/47	3,895,410
2,075,408	Series 2007-16N, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.80% (b)	6.24%	09/25/47	1,752,119
	Merrill Lynch Alternative Note Asset Trust
2,794,179	Series 2007-OAR3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.19% (b)	5.63%	07/25/47	2,480,063
	Morgan Stanley Mortgage Loan Trust
19,326	Series 2005-2AR, Class A, 1 Mo. CME Term SOFR + CSA + 0.26% (b)	5.70%	04/25/35	17,852
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MortgageIT Trust
$37,680	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	12/25/35	$36,273
	Nomura Resecuritization Trust
142,980	Series 2015-5R, Class 1A1 (e)	4.00%	08/26/37	141,506
	OBX Trust
4,002,623	Series 2021-NQM2, Class A1 (e)	1.10%	05/25/61	3,155,942
9,706,168	Series 2021-NQM3, Class A1 (e)	1.05%	07/25/61	7,553,788
	Opteum Mortgage Acceptance Corp.
752,590	Series 2005-5, Class 1A1D, 1 Mo. CME Term SOFR + CSA + 0.76% (b)	6.20%	12/25/35	695,979
243,227	Series 2006-1, Class 1APT, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.86%	04/25/36	218,018
	PRKCM Trust
16,362,853	Series 2021-AFC2, Class A1 (e)	2.07%	11/25/56	13,727,306
	RALI Trust
5,832,227	Series 2007-QS7, Class 1A1	6.00%	05/25/37	4,403,781
2,786,777	Series 2007-QS9, Class A33	6.50%	07/25/37	2,153,134
	RFMSI Trust
5,993,750	Series 2007-S6, Class 1A4	6.00%	06/25/37	4,432,516
	Structured Adjustable Rate Mortgage Loan Trust
10,439	Series 2004-12, Class 3A1 (l)	5.95%	09/25/34	10,053
22,274,661	Series 2006-2, Class 4A1 (l)	4.64%	03/25/36	13,051,851
	Structured Asset Mortgage Investments II Trust
1,320,868	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (b)	5.90%	02/25/36	1,021,460
6,551,499	Series 2006-AR7, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	5.86%	08/25/36	5,216,826
4,776,122	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (b)	6.58%	08/25/47	3,806,102
	WaMu Mortgage Pass-Through Certificates Trust
61,735	Series 2005-AR1, Class A2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (b)	6.12%	01/25/45	58,726
131,678	Series 2005-AR15, Class A1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	5.96%	11/25/45	119,676
171,120	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	6.08%	02/25/46	148,733
263,687	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (b)	4.46%	05/25/46	234,080
				221,201,935
	Commercial Mortgage-Backed Securities — 3.4%
	BAMLL Commercial Mortgage Securities Trust
7,651,000	Series 2015-200P, Class F (e) (l)	3.60%	04/14/33	7,101,357
	BFLD TRUST Mortgage-Backed Securities
2,000,000	Series 2020-EYP, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (e)	6.58%	10/15/35	1,619,899
	BX Commercial Mortgage Trust
12,546,000	Series 2020-VIV2, Class C (e) (l)	3.54%	03/09/44	10,771,873
9,320,000	Series 2020-VIVA, Class D (e) (l)	3.55%	03/11/44	7,844,387
3,909,651	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (b) (e)	9.32%	10/15/38	3,848,122
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Trust
$8,670,000	Series 2019-OC11, Class D (e) (l)	3.94%	12/09/41	$7,546,908
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (b) (e)	7.43%	08/15/36	4,556,286
	BXP Trust
8,500,000	Series 2017-CC, Class B (e) (l)	3.55%	08/13/37	7,593,052
1,440,000	Series 2017-CC, Class D (e) (l)	3.55%	08/13/37	1,092,274
5,000,000	Series 2017-GM, Class D (e) (l)	3.42%	06/13/39	4,429,547
	BXSC Commercial Mortgage Trust
8,450,000	Series 2022-WSS, Class D, 1 Mo. CME Term SOFR + 3.19% (b) (e)	8.51%	03/15/35	8,392,442
	CAMB Commercial Mortgage Trust
9,150,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (b) (e)	8.17%	12/15/37	9,059,721
	CENT Trust
6,470,000	Series 2023-CITY, Class A, 1 Mo. CME Term SOFR + 2.62% (b) (e)	7.94%	09/15/38	6,517,281
	Century Plaza Towers
3,500,000	Series 2019-CPT, Class A (e)	2.87%	11/13/39	2,992,778
	CRSO Trust
1,700,000	Series 2023-BRND	7.91%	07/10/28	1,755,470
	DC Office Trust
3,600,000	Series 2019-MTC, Class A (e)	2.97%	09/15/45	3,052,959
	DROP Mortgage Trust
12,284,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	7.13%	10/15/43	11,362,836
	Grace Trust
5,080,000	Series 2020-GRCE, Class D (e) (l)	2.68%	12/10/40	3,829,773
	Hilton U.S.A. Trust
7,000,000	Series 2016-HHV, Class F (e) (l)	4.19%	11/05/38	6,395,788
	Hudson Yards Mortgage Trust
3,537,000	Series 2019-30HY, Class D (e) (l)	3.44%	07/10/39	2,957,273
	Life Mortgage Trust
4,914,851	Series 2021-BMR, Class F, 1 Mo. CME Term SOFR + 2.46% (b) (e)	7.78%	03/15/38	4,760,025
7,863,761	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (b) (e)	8.38%	03/15/38	7,560,881
	Manhattan West
3,855,000	Series 2020-1MW, Class A (e)	2.13%	09/10/39	3,418,397
	Med Trust
6,966,566	Series 2021-MDLN, Class D, 1 Mo. CME Term SOFR + CSA + 2.00% (b) (e)	7.43%	11/15/38	6,900,940
	MKT Mortgage Trust
2,719,000	Series 2020-525M, Class D (e) (l)	2.94%	02/12/40	1,653,803
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (e) (l)	3.66%	01/05/43	7,266,731
	SLG Office Trust
7,600,000	Series 2021-OVA, Class A (e)	2.59%	07/15/41	6,244,362
5,000,000	Series 2021-OVA, Class E (e)	2.85%	07/15/41	3,757,433
5,000,000	Series 2021-OVA, Class F (e)	2.85%	07/15/41	3,513,030
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	SREIT Trust
$7,100,000	Series 2021-PALM, Class E, 1 Mo. CME Term SOFR + 1.91% (b) (e)	7.34%	10/15/34	$6,917,357
6,430,000	Series 2021-PALM, Class G, 1 Mo. CME Term SOFR + 3.62% (b) (e)	9.05%	10/15/34	6,295,138
	TPGI Trust
3,600,000	Series 2021-DGWD, Class E, 1 Mo. CME Term SOFR + CSA + 2.35% (b) (e)	7.78%	06/15/26	3,591,339
				174,599,462
	Total Mortgage-Backed Securities			395,801,397
	(Cost $444,016,768)
FOREIGN CORPORATE BONDS AND NOTES (d) — 4.4%
	Agriculture — 0.2%
2,750,000	Imperial Brands Finance Netherlands B.V. (EUR) (h)	1.75%	03/18/33	2,364,250
2,325,000	Imperial Brands Finance PLC (e)	3.13%	07/26/24	2,300,374
1,790,000	Imperial Brands Finance PLC (e)	4.25%	07/21/25	1,754,773
3,295,000	Imperial Brands Finance PLC (e)	3.50%	07/26/26	3,135,506
				9,554,903
	Airlines — 0.0%
538,800	Air Canada Pass-Through Trust, Series 2017-1, Class AA (e)	3.30%	01/15/30	487,778
	Banks — 1.4%
1,830,000	HSBC Holdings PLC (f)	2.10%	06/04/26	1,751,347
1,765,000	HSBC Holdings PLC (f)	4.76%	06/09/28	1,723,770
6,100,000	HSBC Holdings PLC (f)	2.01%	09/22/28	5,406,504
8,045,000	HSBC Holdings PLC (f)	2.21%	08/17/29	6,988,217
7,820,000	HSBC Holdings PLC (f)	2.80%	05/24/32	6,468,350
3,000,000	Lloyds Banking Group PLC (f)	3.87%	07/09/25	2,978,012
3,835,000	Lloyds Banking Group PLC (f)	1.63%	05/11/27	3,518,745
730,000	Lloyds Banking Group PLC (f)	3.57%	11/07/28	681,984
2,610,000	NatWest Group PLC (f)	4.27%	03/22/25	2,607,773
5,545,000	Santander UK Group Holdings PLC (f)	1.09%	03/15/25	5,536,140
930,000	Santander UK Group Holdings PLC (f)	1.53%	08/21/26	872,141
5,250,000	Santander UK Group Holdings PLC (f)	1.67%	06/14/27	4,774,211
1,735,000	Santander UK Group Holdings PLC (f)	2.47%	01/11/28	1,580,269
4,220,000	UBS Group AG (e) (f)	2.59%	09/11/25	4,148,123
1,200,000	UBS Group AG (e) (f)	1.36%	01/30/27	1,106,084
9,910,000	UBS Group AG (e) (f)	1.31%	02/02/27	9,135,862
8,463,000	UBS Group AG (e) (f)	4.19%	04/01/31	7,786,611
5,970,000	UBS Group AG (e) (f)	3.09%	05/14/32	5,019,121
1,440,000	UBS Group AG (e) (f)	9.02%	11/15/33	1,733,282
				73,816,546
	Beverages — 0.3%
6,260,000	Bacardi Ltd. (e)	4.45%	05/15/25	6,169,275
7,000,000	Becle SAB de C.V. (e)	2.50%	10/14/31	5,483,870
4,230,000	JDE Peet’s N.V. (e)	2.25%	09/24/31	3,314,111
				14,967,256
	Commercial Services — 0.1%
2,500,000	Worldline S.A. (EUR) (h)	4.13%	09/12/28	2,635,289
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (d) (Continued)
	Diversified Financial Services — 0.4%
$1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/25	$980,950
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.45%	10/01/25	1,271,491
11,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	10,073,041
1,755,000	Avolon Holdings Funding Ltd. (e)	2.88%	02/15/25	1,703,816
670,000	Avolon Holdings Funding Ltd. (e)	3.25%	02/15/27	619,430
5,256,000	Avolon Holdings Funding Ltd. (e)	2.53%	11/18/27	4,655,209
557,000	GGAM Finance Ltd. (e)	8.00%	06/15/28	576,686
				19,880,623
	Electric — 0.2%
230,573	Mong Duong Finance Holdings B.V. (h)	5.13%	05/07/29	220,297
4,860,000	TenneT Holding B.V. (EUR) (h)	4.50%	10/28/34	5,636,717
2,390,000	TenneT Holding B.V. (EUR) (h)	2.75%	05/17/42	2,355,272
1,190,000	TenneT Holding B.V. (EUR) (h)	4.75%	10/28/42	1,453,876
				9,666,162
	Food — 0.5%
3,600,000	ELO SACA (EUR) (h)	6.00%	03/22/29	3,902,944
10,605,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg S.A.R.L. (e)	6.75%	03/15/34	10,929,750
1,670,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg S.A.R.L. (e)	7.25%	11/15/53	1,750,814
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	5.50%	01/15/30	146,290
1,505,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	3.75%	12/01/31	1,280,695
2,115,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	3.00%	05/15/32	1,694,720
3,000,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	4.38%	02/02/52	2,160,607
2,015,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	6.50%	12/01/52	1,938,699
				23,804,519
	Gas — 0.0%
1,555,000	National Gas Transmission PLC (EUR) (h)	4.25%	04/05/30	1,716,191
	Healthcare-Products — 0.0%
1,400,000	Medtronic Global Holdings SCA (EUR)	3.38%	10/15/34	1,484,720
800,000	Sartorius Finance B.V. (EUR) (h)	4.50%	09/14/32	893,805
				2,378,525
	Healthcare-Services — 0.1%
3,410,000	Kedrion S.p.A. (e)	6.50%	09/01/29	3,073,010
	Investment Companies — 0.0%
2,000,000	Gaci First Investment Co. (h)	5.25%	10/13/32	2,005,000
	Media — 0.0%
714,000	VZ Secured Financing B.V. (e)	5.00%	01/15/32	610,243
	Mining — 0.1%
2,790,000	Corp. Nacional del Cobre de Chile (h)	5.13%	02/02/33	2,618,942
600,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (e)	5.45%	05/15/30	587,256
				3,206,198
	Oil & Gas — 0.1%
450,000	Ecopetrol S.A.	8.88%	01/13/33	473,456
1,383,000	KazMunayGas National Co. JSC (h)	5.38%	04/24/30	1,343,134
1,200,000	KazMunayGas National Co. JSC (e)	3.50%	04/14/33	977,550
2,504,000	Pertamina Persero PT (e)	3.10%	08/27/30	2,210,905
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (d) (Continued)
	Oil & Gas (Continued)
$797,000	Petroleos Mexicanos	6.63%	06/15/35	$583,536
507,000	Petroleos Mexicanos	6.75%	09/21/47	322,644
573,000	Petroleos Mexicanos	6.35%	02/12/48	351,177
				6,262,402
	Packaging & Containers — 0.1%
3,571,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	2,594,140
1,500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	1,089,670
				3,683,810
	Pharmaceuticals — 0.2%
3,250,000	1375209 BC Ltd. (e)	9.00%	01/30/28	3,180,710
1,485,000	Grifols S.A. (EUR) (h)	3.88%	10/15/28	1,365,757
5,680,000	Pfizer Investment Enterprises Pte Ltd.	5.30%	05/19/53	5,560,223
				10,106,690
	Pipelines — 0.2%
1,528,992	Galaxy Pipeline Assets Bidco Ltd. (e)	2.16%	03/31/34	1,313,319
800,000	Southern Gas Corridor CJSC (h)	6.88%	03/24/26	809,548
3,010,000	TMS Issuer Sarl (h)	5.78%	08/23/32	3,088,853
4,920,000	TransCanada PipeLines Ltd.	4.63%	03/01/34	4,562,363
275,000	TransCanada PipeLines Ltd.	5.85%	03/15/36	275,029
				10,049,112
	Real Estate — 0.3%
1,270,000	Annington Funding PLC (GBP) (h)	3.18%	07/12/29	1,419,577
1,400,000	Annington Funding PLC (GBP) (h)	2.31%	10/06/32	1,363,459
650,000	Annington Funding PLC (GBP) (h)	4.75%	08/09/33	758,686
900,000	Annington Funding PLC (GBP) (h)	3.69%	07/12/34	949,505
1,560,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (h)	1.00%	05/04/28	1,446,499
1,350,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (h)	1.75%	03/12/29	1,258,403
3,650,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (h)	1.63%	04/20/30	3,261,138
700,000	LEG Immobilien SE (EUR) (h)	0.88%	03/30/33	564,576
500,000	Vonovia Finance B.V. (EUR) (h)	2.25%	04/07/30	486,403
400,000	Vonovia SE (EUR) (h)	5.00%	11/23/30	450,023
1,800,000	Vonovia SE (EUR) (h)	0.75%	09/01/32	1,453,721
				13,411,990
	Real Estate Investment Trusts — 0.1%
1,000,000	CapitaLand Ascendas REIT (EUR) (h)	0.75%	06/23/28	920,348
4,065,000	Digital Intrepid Holding B.V. (EUR) (h)	0.63%	07/15/31	3,406,149
				4,326,497
	Savings & Loans — 0.1%
4,055,000	Nationwide Building Society (e) (f)	2.97%	02/16/28	3,753,451
	Telecommunications — 0.0%
200,000	C&W Senior Financing DAC (e)	6.88%	09/15/27	188,711
500,000	Ooredoo International Finance Ltd. (h)	2.63%	04/08/31	429,570
900,000	TDC Net A/S (EUR) (h)	6.50%	06/01/31	1,042,013
				1,660,294
	Water — 0.0%
2,230,000	Thames Water Utilities Finance PLC (EUR) (h)	4.38%	01/18/31	2,238,127
	Total Foreign Corporate Bonds and Notes			223,294,616
	(Cost $231,508,869)
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
$50,000,000	Federal Home Loan Bank Discount Notes	(i)	04/22/24	$49,614,646
50,000,000	Federal Home Loan Bank Discount Notes	(i)	04/29/24	49,563,750
25,000,000	Federal Home Loan Bank Discount Notes	(i)	05/15/24	24,725,556
25,000,000	Federal Home Loan Bank Discount Notes	(i)	08/28/24	24,358,958
10,000,000	Federal Home Loan Bank Discount Notes	(i)	10/30/24	9,664,161
	Total U.S. Government Agency Securities			157,927,071
	(Cost $157,969,150)

Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.4%
	Aerospace/Defense — 0.0%
682,995	Transdigm, Inc., Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.60%	08/24/28	685,102
	Airlines — 0.0%
253,781	AAdvantage Loyalty IP Ltd., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.75% Floor	10.33%	04/20/28	259,041
	Automotive — 0.0%
366,526	First Brands Group LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 5.00%, 1.00% Floor	10.57%	03/30/27	367,855
	Brokerage/Asset Managers/Exchanges — 0.0%
167,398	Deerfield Dakota Holding LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.10%	04/09/27	165,654
1,179,519	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	01/26/28	1,178,257
				1,343,911
	Cable Satellite — 0.0%
518,737	CSC Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.93%	04/15/27	487,170
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	01/31/28	719,316
				1,206,486
	Chemicals — 0.0%
955,877	Chemours (The) Co., Term Loan B2, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.83%	08/18/28	941,539
	Consumer Cyclical Services — 0.1%
115,844	8 Avenue Food & Provisions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.19%	10/01/25	114,581
349,833	Arches Buyer, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	12/06/27	336,087
292,616	Buzz Finco LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.18%	01/29/27	293,256
221,266	Match Group Holdings II LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.27%	02/16/27	220,990
487,342	Prime Security Services Borrower LLC, Term Loan, 6 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.50%	03/14/28	485,716
650,000	TruGreen, L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	11/02/27	629,574
				2,080,204
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Consumer Products — 0.0%
$103,376	AI Aqua Merger Sub, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.33%	07/31/28	$103,220
597,660	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.08%	07/31/28	596,757
612,652	Sunshine Luxembourg VII, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.75% Floor	8.95%	10/02/26	614,226
				1,314,203
	Diversified Manufacturing — 0.0%
302,397	Filtration Group Corp., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.69%	10/24/28	303,030
	Environmental — 0.0%
162,481	Patriot Container Corp., Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 1.00% Floor	9.18%	03/20/25	158,013
	Finance Companies — 0.1%
833,344	Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.32%	06/22/28	834,265
1,450,000	Setanta Aircraft Leasing DAC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.61%	11/06/28	1,453,328
				2,287,593
	Financial Other — 0.0%
660,106	Trans Union LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.33%	12/01/28	660,400
	Food and Beverage — 0.1%
458,491	City Brewing Co. LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	9.08%	04/05/28	354,414
664,438	Froneri US, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.68%	02/01/27	664,983
391,227	H-Food Holdings LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.69%, 0.00% Floor	9.29%	05/30/25	290,869
2,585,590	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	01/24/29	2,443,382
303,142	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.50% Floor	11.45%	01/24/30	248,387
550,085	Triton Water Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.86%	03/31/28	541,490
				4,543,525
	Gaming — 0.0%
1,328,945	Caesars Entertainment, Inc., Term Loan B1, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.04%	02/06/31	1,329,503
151,333	Churchill Downs, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.43%	03/17/28	151,459
				1,480,962
	Healthcare — 0.1%
852,305	Bausch & Lomb Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.33%	09/29/28	852,305
1,117,347	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	10/01/27	1,071,256
576,631	ICON Luxembourg S.A.R.L., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.86%	07/03/28	578,110
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Healthcare (Continued)
$589,500	Medline Borrower, L.P., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.44%	10/21/28	$590,237
774,091	Phoenix Newco, Inc., Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.69%	11/15/28	774,335
143,668	PRA Health Sciences, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.86%	07/03/28	144,037
753,806	Star Parent, Inc., Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.35%	09/30/30	745,329
				4,755,609
	Industrial Other — 0.0%
759,184	Artera Services LLC, Term Loan, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.81%	02/10/31	762,031
	Insurance — 0.1%
1,126,590	Acrisure LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.94%	02/15/27	1,126,855
557,994	Acrisure LLC, Term Loan B2, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.07%	02/15/27	558,691
2,897,535	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.69%	02/22/28	2,889,074
347,035	Asurion LLC (fka Asurion Corp.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.69%	12/23/26	345,493
				4,920,113
	Leisure — 0.0%
963,401	William Morris Endeavor Entertainment LLC, Term Loan B1, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.19%	05/19/25	963,656
	Media Entertainment — 0.0%
304,174	Magnite, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.60%-9.82%	02/06/31	304,554
324,895	MH Sub I LLC, Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	05/03/28	320,062
589,745	Research Now Group, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 1.00% Floor	11.07%	12/20/24	346,328
				970,944
	Medical Equipment & Devices — 0.0%
1,098,159	Avantor Funding, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.68%	11/08/27	1,103,617
	Packaging — 0.1%
3,237,570	Berry Global, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	07/02/29	3,233,863
1,503,500	Plaze, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.19%	08/03/26	1,470,145
				4,704,008
	Paper — 0.0%
423,489	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	05/06/27	417,136
	Pharmaceuticals — 0.2%
1,541,199	Elanco Animal Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	08/02/27	1,524,007
2,989,262	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.43%	11/15/27	2,937,323
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$2,408,281	Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.44%	05/05/28	$2,414,302
2,269,278	Organon & Co., Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.43%	06/02/28	2,274,963
740,625	Perrigo Investments LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.68%	04/20/29	738,773
				9,889,368
	Railroads — 0.0%
168,864	Genesee & Wyoming, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.45%	12/30/26	169,059
	Restaurants — 0.0%
521,864	1011778 BC ULC, Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	09/23/30	520,327
368,777	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.69%	08/03/28	368,600
				888,927
	Retailers — 0.0%
775,602	Hanesbrands, Inc., Term Loan A, 1 Mo. CME Term SOFR + 2.60%, 0.00% Floor	7.93%	11/19/26	764,937
	Services — 0.1%
1,648,388	Spin Holdco, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.62%	03/06/28	1,503,857
	Technology — 0.3%
363,119	Amentum Government Services Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.44%	01/31/27	363,876
423,360	Central Parent, Inc., Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.35%	07/06/29	424,825
3,639,624	Commscope, Inc., Term Loan B2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	8.69%	04/06/26	3,299,428
143,768	DTI Holdco, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.75% Floor	10.06%	04/26/29	143,603
2,340,799	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	9.11%	08/14/25	2,286,914
76,372	Entegris, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.85%	07/06/29	76,592
1,187,412	Gen Digital, Inc., Term Loan A2, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	09/13/27	1,182,959
783,016	GTCR W. Merger Sub, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.33%	01/31/31	786,931
330,647	Open Text Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	05/30/25	331,293
695,212	Open Text Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	01/31/30	696,759
2,588,904	Oracle Corp., Term Loan A1, 1 Mo. CME Term SOFR + CSA + 1.60%, 0.00% Floor	7.03%	08/16/27	2,588,904
589,113	Peraton Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.18%	02/01/28	590,462
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Rate (n)	Stated Maturity (o)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Technology (Continued)
$732,417	Renaissance Holding Corp., Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	04/08/30	$731,728
534,608	SS&C Technologies, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.19%	04/16/25	534,864
				14,039,138
	Wireless — 0.1%
611,826	CCI Buyer, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.35%	12/17/27	608,776
1,843,106	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	01/27/31	1,844,258
				2,453,034
	Wirelines — 0.1%
1,500,000	Frontier Communications Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.19%	10/08/27	1,496,520
250,000	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	8.44%	03/09/27	225,729
1,790,184	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.65%	03/09/27	1,621,092
				3,343,341
	Total Senior Floating-Rate Loan Interests			69,280,639
	(Cost $69,680,821)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (d) — 0.9%
	Brazil — 0.1%
500,000	Brazilian Government International Bond	6.00%	10/20/33	495,771
4,330,000	Brazilian Government International Bond	6.13%	03/15/34	4,285,182
				4,780,953
	Colombia — 0.1%
875,000	Colombia Government International Bond	4.50%	03/15/29	799,840
1,485,000	Colombia Government International Bond	3.00%	01/30/30	1,219,479
325,000	Colombia Government International Bond	3.13%	04/15/31	257,329
500,000	Colombia Government International Bond	8.00%	04/20/33	523,688
				2,800,336
	Costa Rica — 0.0%
600,000	Costa Rica Government International Bond (h)	6.55%	04/03/34	619,854
	Dominican Republic — 0.1%
3,235,000	Dominican Republic International Bond (e)	4.50%	01/30/30	2,944,053
790,000	Dominican Republic International Bond (h)	4.88%	09/23/32	704,075
				3,648,128
	Guatemala — 0.0%
1,000,000	Guatemala Government Bond (h)	5.25%	08/10/29	963,750
2,000,000	Guatemala Government Bond (h)	3.70%	10/07/33	1,643,750
				2,607,500
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (d) (Continued)
	Hungary — 0.1%
$1,000,000	Hungary Government International Bond (h)	5.25%	06/16/29	$983,638
3,130,000	Hungary Government International Bond (e)	2.13%	09/22/31	2,452,699
				3,436,337
	Indonesia — 0.0%
500,000	Indonesia Government International Bond	4.85%	01/11/33	491,102
	Mexico — 0.1%
5,772,000	Mexico Government International Bond	2.66%	05/24/31	4,784,357
1,700,000	Mexico Government International Bond	4.75%	04/27/32	1,602,886
				6,387,243
	Oman — 0.0%
800,000	Oman Government International Bond (h)	6.75%	10/28/27	829,512
1,100,000	Oman Government International Bond (h)	5.63%	01/17/28	1,102,750
				1,932,262
	Panama — 0.1%
3,510,000	Panama Government International Bond	3.16%	01/23/30	2,895,894
500,000	Panama Government International Bond	2.25%	09/29/32	351,761
				3,247,655
	Paraguay — 0.1%
2,485,000	Paraguay Government International Bond (h)	4.95%	04/28/31	2,387,364
2,800,000	Paraguay Government International Bond (h)	3.85%	06/28/33	2,417,766
				4,805,130
	Peru — 0.0%
1,510,000	Peruvian Government International Bond	2.78%	01/23/31	1,287,144
	Philippines — 0.0%
2,500,000	Philippine Government International Bond	2.46%	05/05/30	2,157,262
	Poland — 0.0%
152,000	Republic of Poland Government International Bond	5.75%	11/16/32	158,705
1,995,000	Republic of Poland Government International Bond	4.88%	10/04/33	1,956,598
				2,115,303
	Romania — 0.1%
250,000	Romanian Government International Bond (e)	6.63%	02/17/28	257,252
3,000,000	Romanian Government International Bond (h)	3.00%	02/14/31	2,498,670
				2,755,922
	South Africa — 0.1%
730,000	Republic of South Africa Government International Bond	4.85%	09/30/29	656,773
1,759,000	Republic of South Africa Government International Bond	5.88%	06/22/30	1,634,433
1,550,000	Republic of South Africa Government International Bond	5.88%	04/20/32	1,400,967
				3,692,173
	United Arab Emirates — 0.0%
1,302,000	Finance Department Government of Sharjah (e)	6.50%	11/23/32	1,340,534
	Total Foreign Sovereign Bonds and Notes			48,104,838
	(Cost $51,613,013)
MUNICIPAL BONDS — 0.4%
	California — 0.1%
4,545,000	Regents of the Univ of CA Med Ctr Pooled Rev, Ser N	3.26%	05/15/60	3,104,564
	Massachusetts — 0.0%
1,845,000	Massachusetts Sch Bldg Auth Rev, Ser B	2.97%	10/15/32	1,617,236
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey — 0.0%
$2,000,000	NJ St Turnpike Auth Rev, Ser B	1.86%	01/01/31	$1,669,617
500,000	NJ St Turnpike Auth Rev, Ser F	3.73%	01/01/36	446,888
				2,116,505
	New York — 0.3%
2,285,000	City of New York NY, Ser F	3.62%	04/01/31	2,135,477
970,000	New York City NY Transitional Fin Auth Rev, Ser A3	3.96%	08/01/32	910,978
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	5,516,497
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	404,853
2,690,000	NY St Dorm Auth, Ser D	5.00%	03/15/24	2,689,301
5,140,000	NY St Urban Dev Corp., Rev, Ser B	2.97%	03/15/34	4,348,803
				16,005,909
	Total Municipal Bonds			22,844,214
	(Cost $27,714,972)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
59,835	Intelsat Jackson Emergence S.A. (a) (k) (p) (q)	0
	(Cost $2,002,850)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.8%
21,540,000	U.S. Treasury Bill	(i)	04/04/24	21,432,553
91,955,000	U.S. Treasury Bill	(i)	04/16/24	91,334,375
40,975,000	U.S. Treasury Bill	(i)	04/18/24	40,687,356
26,740,000	U.S. Treasury Bill	(i)	04/23/24	26,532,141
13,170,000	U.S. Treasury Bill	(i)	04/25/24	13,063,752
	Total U.S. Treasury Bills			193,050,177
	(Cost $193,037,805)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
35,390,579	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (r)	35,390,579
	(Cost $35,390,579)

	Total Investments — 119.5%	6,096,335,418
	(Cost $6,336,718,861)
	Net Other Assets and Liabilities — (19.5)%	(993,665,103)
	Net Assets — 100.0%	$5,102,670,315
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Forward Foreign Currency Contracts at February 29, 2024 (See Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 2/29/2024	Sale Value as of 2/29/2024	Unrealized Appreciation (Depreciation)
04/12/2024	BNY	EUR	1,569,000	USD	1,691,729	$1,698,880	$1,691,729	$7,151
04/12/2024	Citi	EUR	531,000	USD	578,739	574,955	578,739	(3,784)
04/12/2024	Citi	EUR	540,000	USD	586,847	584,701	586,847	(2,146)
04/12/2024	BNY	USD	1,564,355	EUR	1,444,000	1,564,355	1,563,533	822
04/12/2024	BOFA	USD	1,460,506	EUR	1,328,000	1,460,506	1,437,930	22,576
04/12/2024	BOFA	USD	778,826	EUR	724,000	778,826	783,932	(5,106)
04/12/2024	BOFA	USD	1,091,285	EUR	1,013,000	1,091,285	1,096,855	(5,570)
04/12/2024	Citi	USD	987,556	EUR	899,000	987,556	973,419	14,137
04/12/2024	Citi	USD	3,198,494	EUR	2,906,000	3,198,494	3,146,555	51,939
04/12/2024	Citi	USD	45,208,217	EUR	41,059,000	45,208,217	44,457,817	750,400
04/12/2024	Citi	USD	2,002,711	EUR	1,824,000	2,002,711	1,974,988	27,723
04/12/2024	Citi	USD	464,519	EUR	422,000	464,519	456,933	7,586
04/12/2024	Citi	USD	1,089,014	EUR	988,000	1,089,014	1,069,785	19,229
04/12/2024	Citi	USD	885,931	EUR	811,000	885,931	878,134	7,797
04/12/2024	Citi	USD	1,464,048	EUR	1,341,000	1,464,048	1,452,006	12,042
04/12/2024	Citi	USD	223,266	EUR	206,000	223,266	223,052	214
04/12/2024	Citi	USD	1,146,477	EUR	1,055,000	1,146,477	1,142,332	4,145
04/12/2024	Citi	USD	2,415,090	EUR	2,226,000	2,415,090	2,410,265	4,825
04/12/2024	Citi	USD	2,097,030	EUR	1,939,000	2,097,030	2,099,508	(2,478)
04/12/2024	GSIL	USD	209,535	EUR	193,000	209,535	208,976	559
04/12/2024	Citi	USD	3,802,530	GBP	2,979,000	3,802,530	3,761,388	41,142
04/12/2024	Citi	USD	773,920	GBP	608,000	773,920	767,682	6,238
Net Unrealized Appreciation (Depreciation)								$959,441
Futures Contracts at February 29, 2024 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Euro-Schatz Futures	Long	21	Mar-2024	$2,386,570	$(12,149)
U.S. 2-Year Treasury Notes	Long	6,413	Jun-2024	1,313,061,750	696,723
U.S. 5-Year Treasury Notes	Long	732	Jun-2024	78,255,375	(4,917)
Ultra U.S. Treasury Bond Futures	Long	153	Jun-2024	19,564,875	174,965
Euro-Bobl Futures	Short	144	Mar-2024	(18,087,934)	238,412
Euro-Bund Future	Short	223	Mar-2024	(31,971,110)	298,665
Euro-Buxl 30 Year Bonds Futures	Short	30	Mar-2024	(4,317,582)	(29,955)
Long Gilt Futures	Short	5	Jun-2024	(619,099)	(4,491)
Ultra 10-Year U.S. Treasury Notes	Short	418	Jun-2024	(47,723,844)	(120,886)
				$1,310,549,001	$1,236,367
Interest Rate Swap Agreements at February 29, 2024 (See Note 2E - Swap Agreements in the Notes to Financial Statements):

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citadel Securities LLC	SOFR(1)	12/20/2053	$27,661,000	3.520%(1)	$547,377

(1)	The Fund pays the fixed rate and receives the floating rate. At February 29, 2024, the floating rate accrued is 5.32%.

See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
(a)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 29, 2024, securities noted as such are valued at $11,363,389 or 0.2% of net assets.

(b)	Floating or variable rate security.
(c)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial Statements).
(d)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2024, securities noted as such amounted to $872,964,764 or
17.1% of net assets.

(f)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 29, 2024.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(g)	When-issued security. The interest rate shown reflects the rate in effect at February 29, 2024. Interest will begin accruing on the security’s first settlement date.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	Zero coupon security.
(j)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(k)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(l)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(m)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(n)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(o)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(p)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(q)	Non-income producing security.
(r)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
BNY	– Bank of New York (The)
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security
USD	– United States Dollar
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,920,370,605	$—	$1,920,370,605	$—
U.S. Government Agency Mortgage-Backed Securities	1,816,891,598	—	1,816,891,598	—
Corporate Bonds and Notes*	776,958,641	—	776,958,641	—
Asset-Backed Securities	436,421,043	—	426,062,051	10,358,992
Mortgage-Backed Securities	395,801,397	—	395,801,397	—
Foreign Corporate Bonds and Notes*	223,294,616	—	223,294,616	—
U.S. Government Agency Securities	157,927,071	—	157,927,071	—
Senior Floating-Rate Loan Interests*	69,280,639	—	69,280,639	—
Foreign Sovereign Bonds and Notes**	48,104,838	—	48,104,838	—
Municipal Bonds***	22,844,214	—	22,844,214	—
Common Stocks*	— ****	—	—	— ****
U.S. Treasury Bills	193,050,177	—	193,050,177	—
Money Market Funds	35,390,579	35,390,579	—	—
Total Investments	6,096,335,418	35,390,579	6,050,585,847	10,358,992
Forward Foreign Currency Contracts	978,525	—	978,525	—
Futures Contracts*****	1,408,765	1,408,765	—	—
Interest Rate Swap Agreements	547,377	—	547,377	—
Total	$6,099,270,085	$36,799,344	$6,052,111,749	$10,358,992

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(19,084)	$—	$(19,084)	$—
Futures Contracts*****	(172,398)	(172,398)	—	—
Total	$(191,482)	$(172,398)	$(19,084)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****	Investment is valued at $0.
*****
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments
February 29, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.3%
	Collateralized Mortgage Obligations — 0.0%
	Federal National Mortgage Association
$587,688	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	0.56%	11/25/41	$43,367
106,085	Series 2012-128, Class UA	2.50%	06/25/42	90,228
633,561	Series 2013-18, Class MI, IO	3.00%	02/25/33	30,140
	Government National Mortgage Association
760,301	Series 2003-110, Class S, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (a)	1.17%	10/20/33	3,978
835,381	Series 2018-63, Class IO, IO	4.00%	09/20/47	130,551
				298,264
	Commercial Mortgage-Backed Securities — 0.4%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
10,060,593	Series 2021-P009, Class X, IO (b)	1.35%	01/25/31	388,215
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (c)	1.14%	07/25/33	287,975
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
275,717	Series K037, Class X3, IO (b) (d)	5.14%	01/25/42	69
25,375,905	Series K039, Class X1, IO (b)	0.61%	07/25/24	31,393
2,145,000	Series K039, Class X3, IO (b)	2.08%	08/25/42	35,327
110,541,025	Series K043, Class X1, IO (b)	0.50%	12/25/24	331,922
10,816,684	Series K044, Class X1, IO (b)	0.74%	01/25/25	52,923
20,449,223	Series K048, Class X3, IO (b)	1.49%	08/25/43	340,345
15,253,576	Series K051, Class X1, IO (b)	0.49%	09/25/25	93,507
46,915,000	Series K053, Class X3, IO (b)	1.64%	03/25/44	1,348,895
6,897,149	Series K056, Class X3, IO (b)	2.12%	06/25/44	307,044
38,206,238	Series K059, Class X3, IO (b)	1.92%	11/25/44	1,757,189
1,900,000	Series K060, Class X3, IO (b)	1.90%	12/25/44	87,045
4,891,891	Series K726, Class X1, IO (b)	0.94%	04/25/24	1,139
2,230,000	Series K728, Class X3, IO (b)	1.99%	11/25/45	26,322
1,337,163	Series KC04, Class X1, IO (b)	1.25%	12/25/26	21,083
6,569,507	Series KC05, Class X1, IO (b)	1.23%	06/25/27	139,413
4,208,436	Series KLU1, Class X3, IO (b)	4.11%	01/25/31	423,672
3,535,754	Series KS06, Class X, IO (b)	1.07%	08/25/26	54,498
4,707,602	Series KS07, Class X, IO (b)	0.61%	09/25/25	42,319
64,607,782	Series Q017, Class X, IO (c)	1.23%	04/25/30	854,210
	Federal National Mortgage Association
21,484	Series 2016-M2, Class X3, IO (b)	2.04%	04/25/36	2
1,138,777	Series 2016-M4, Class X2, IO (b)	2.68%	01/25/39	6,098
89,804	Series 2016-M11, Class X2, IO (b) (d)	3.05%	07/25/39	1,055
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	162,488
	FREMF
195,478,946	Series 20K-1517, Class X2A, IO (e)	0.10%	07/25/35	1,340,634
	Government National Mortgage Association
103,181	Series 2011-119, Class D	3.51%	04/16/45	100,711
280,223	Series 2013-125, Class IO, IO (c)	0.23%	10/16/54	4,133
565,017	Series 2014-52, Class D (c)	3.62%	05/16/46	550,878
693,368	Series 2014-125, Class IO, IO (c)	0.90%	11/16/54	16,033
				8,806,537
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities — 20.9%
	Federal Home Loan Mortgage Corporation
$21,401,152	Pool RA4528	2.50%	02/01/51	$17,603,366
4,539,240	Pool SD3890	3.00%	08/01/52	3,889,426
1,194,166	Pool SD8193	2.00%	02/01/52	939,742
6,249,919	Pool SD8199	2.00%	03/01/52	4,928,342
612,805	Pool SD8204	2.00%	04/01/52	482,921
17,730,839	Pool SD8211	2.00%	05/01/52	13,962,522
17,127,891	Pool SD8244	4.00%	09/01/52	15,773,182
4,458,429	Pool SD8245	4.50%	09/01/52	4,223,245
13,597,720	Pool SD8256	4.00%	10/01/52	12,519,721
13,693,134	Pool SD8265	4.00%	11/01/52	12,608,774
5,949,620	Pool SD8272	3.00%	12/01/52	5,094,051
	Federal National Mortgage Association
443,888	Pool AM2974	4.10%	04/01/43	409,464
1,449,359	Pool AM9897	3.50%	09/01/35	1,299,383
13,459,607	Pool BV3023	2.00%	02/01/52	10,610,011
18,857,294	Pool CA8513	2.50%	01/01/51	15,536,265
5,263,205	Pool CB4818	4.00%	10/01/52	4,846,676
16,985,606	Pool FS3275	3.00%	04/01/52	14,557,734
1,379,189	Pool MA4562	2.00%	03/01/52	1,086,115
5,026,705	Pool MA4732	4.00%	09/01/52	4,629,123
3,624,343	Pool MA4733	4.50%	09/01/52	3,433,157
18,973,111	Pool MA4840	4.50%	12/01/52	17,972,332
9,718,325	Pool MA4917	4.50%	02/01/53	9,205,671
18,437,476	Pool MA4958	4.50%	03/01/53	17,464,852
16,825,000	Pool TBA (f)	2.00%	03/15/54	13,224,050
20,050,000	Pool TBA (f)	2.50%	03/15/54	16,475,971
23,975,000	Pool TBA (f)	3.00%	03/15/54	20,509,446
11,900,000	Pool TBA (f)	4.00%	03/15/54	10,949,563
44,525,000	Pool TBA (f)	4.50%	03/15/54	42,151,097
40,075,000	Pool TBA (f)	5.00%	03/15/54	38,866,509
17,775,000	Pool TBA (f)	5.50%	03/15/54	17,585,324
20,600,000	Pool TBA (f)	4.00%	04/15/54	18,964,363
	Government National Mortgage Association
33,925,000	Pool TBA (f)	4.50%	03/15/54	32,399,848
23,550,000	Pool TBA (f)	5.00%	03/15/54	23,005,053
11,550,000	Pool TBA (f)	5.50%	03/15/54	11,474,654
				438,681,953
	Total U.S. Government Agency Mortgage-Backed Securities			447,786,754
	(Cost $455,639,239)
MORTGAGE-BACKED SECURITIES — 20.9%
	Collateralized Mortgage Obligations — 12.3%
	Adjustable Rate Mortgage Trust
73,513	Series 2005-8, Class 3A21 (b)	4.52%	11/25/35	50,786
	Ajax Mortgage Loan Trust
5,392,057	Series 2021-C, Class A, steps up to 5.12% on 09/25/24 (e) (g)	2.12%	01/25/61	5,237,944
4,982,019	Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (e) (g)	2.00%	03/25/60	4,766,329
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Alternative Loan Trust
$216,775	Series 2005-16, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (h)	5.94%	06/25/35	$187,420
663,378	Series 2005-65CB, Class 2A4	5.50%	12/25/35	461,761
57,245	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (h)	6.56%	01/25/36	51,908
259,833	Series 2006-33CB, Class 2A1	6.00%	11/25/36	140,808
841,768	Series 2007-15CB, Class A6	5.75%	07/25/37	487,032
379,273	Series 2007-OA6, Class A1B, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	06/25/37	331,105
	American Home Mortgage Assets Trust
1,079,065	Series 2006-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.21% (h)	5.65%	05/25/46	908,866
12,495,529	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (h)	5.78%	02/25/47	4,663,962
2,984,661	Series 2007-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.13% (h)	5.56%	03/25/47	2,605,354
	American Home Mortgage Investment Trust
467,799	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (h)	6.02%	11/25/45	401,559
	APS Resecuritization Trust
14,607,255	Series 2016-3, Class 3MZ (b) (e)	1.07%	09/27/46	6,998,795
	Banc of America Funding Trust
608,744	Series 2007-1, Class TA3A, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	01/25/37	538,917
1,822,236	Series 2007-2, Class TA4, 1 Mo. CME Term SOFR + CSA + 0.80% (h)	6.24%	03/25/37	1,657,533
	BCAP LLC Trust
273,830	Series 2007-AA3, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	04/25/37	251,345
4,551,635	Series 2012-RR8, Class 4A6 (b) (e)	2.54%	11/20/36	3,832,307
	Bear Stearns ALT-A Trust
324,028	Series 2004-8, Class M1, 1 Mo. CME Term SOFR + CSA + 0.92% (h)	6.35%	09/25/34	320,536
1,234,771	Series 2006-1, Class 21A2 (b)	4.48%	02/25/36	845,925
	Bear Stearns Mortgage Funding Trust
3,925,059	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	07/25/36	3,447,361
411,725	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (h)	5.80%	10/25/36	340,371
5,353,384	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.16% (h)	5.60%	01/25/37	4,511,789
148,311	Series 2007-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.14% (h)	5.58%	03/25/37	131,901
3,456,706	Series 2007-AR5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.23% (h)	5.67%	06/25/37	2,962,039
	CIM Trust
7,223,807	Series 2020-R6, Class A1 (e)	2.25%	12/25/60	6,048,500
485,672	Series 2020-R7, Class A1A (c) (e)	2.25%	12/27/61	416,405
4,856,872	Series 2021-INV1, Class A2 (e)	2.50%	07/01/51	3,903,491
901,955	Series 2021-R3, Class A1A (e)	1.95%	06/25/57	809,454
1,282,916	Series 2021-R5, Class A1A (e)	2.00%	08/25/61	1,025,531
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CIM Trust (Continued)
$6,241,081	Series 2023-R1, Class A1A (e)	5.40%	04/25/62	$6,007,618
5,445,552	Series 2023-R3, Class A1A (e)	4.50%	01/25/63	4,900,814
	Citigroup Mortgage Loan Trust
417,436	Series 2005-8, Class 2A4A	5.50%	09/25/35	372,065
1,057,374	Series 2009-10, Class 2A2 (e)	7.00%	12/25/35	754,337
	COLT Mortgage Loan Trust
2,402,773	Series 2021-2, Class A1 (e)	0.92%	08/25/66	1,904,602
	Connecticut Avenue Securities Trust
2,500,000	Series 2021-R03, Class 1B1, 30 Day Average SOFR + 2.75% (e) (h)	8.07%	12/25/41	2,542,735
	Credit Suisse Mortgage Trust
31,457	Series 2014-2R, Class 28A1 (b) (e)	3.00%	06/27/37	29,910
883,549	Series 2014-8R, Class 3A2 (b) (e)	5.10%	02/27/36	649,576
1,476,438	Series 2014-11R, Class 17A2, 1 Mo. CME Term SOFR + CSA + 0.15% (e) (h)	5.75%	12/27/36	1,198,748
6,618,871	Series 2020-RPL3, Class A1 (b) (e)	4.07%	03/25/60	6,598,474
6,927,961	Series 2020-RPL6, Class A1 (e)	3.40%	03/25/59	6,885,347
4,455,461	Series 2021-RP11, Class A1 (e)	2.25%	10/25/61	3,393,963
4,971,824	Series 2021-RPL4, Class A1 (e)	1.80%	12/27/60	4,826,341
3,258,378	Series 2022-RPL1, Class A1 (e)	4.15%	04/25/61	2,864,908
121,321	Series 2022-RPL1, Class CERT (e)	4.23%	04/25/61	102,662
2,886,596	Series 2022-RPL1, Class PT (e)	4.63%	04/25/61	2,477,865
	Deutsche Alt-A Securities Mortgage Loan Trust
5,526,202	Series 2006-AF1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.60% (h)	6.04%	04/25/36	4,902,541
2,332,539	Series 2007-AR3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	06/25/37	1,952,705
	DSLA Mortgage Loan Trust
42,375	Series 2004-AR4, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.72% (h)	6.15%	01/19/45	32,025
4,755,878	Series 2005-AR3, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.95%	07/19/45	3,722,105
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
1,750,000	Series 2021-DNA6, Class M2, 30 Day Average SOFR + 1.50% (e) (h)	6.82%	10/25/41	1,747,314
2,975,000	Series 2021-HQA2, Class M2, 30 Day Average SOFR + 2.05% (e) (h)	7.37%	12/25/33	3,013,310
4,770,000	Series 2022-DNA1, Class M2, 30 Day Average SOFR + 2.50% (e) (h)	7.82%	01/25/42	4,828,393
4,000,000	Series 2022-DNA3, Class M1B, 30 Day Average SOFR + 2.90% (e) (h)	8.22%	04/25/42	4,146,051
	First Horizon Alternative Mortgage Securities Trust
20,818	Series 2004-AA4, Class A1 (b)	6.14%	10/25/34	20,309
1,452,635	Series 2005-AA4, Class 2A1 (b)	5.84%	06/25/35	1,291,810
2,244,142	Series 2007-FA1, Class A4	6.25%	03/25/37	925,158
	GreenPoint Mortgage Funding Trust
33,844	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (h)	6.02%	02/25/36	29,154
3,673,770	Series 2006-AR6, Class A3A, 1 Mo. CME Term SOFR + CSA + 0.44% (h)	5.88%	10/25/46	3,331,595
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GreenPoint Mortgage Funding Trust (Continued)
$4,966,337	Series 2007-AR1, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	03/25/47	$4,360,075
471,875	Series 2007-AR2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	05/25/37	441,796
	HarborView Mortgage Loan Trust
141,153	Series 2005-9, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.68% (h)	6.11%	06/20/35	130,088
388,955	Series 2005-9, Class 2A1C, 1 Mo. CME Term SOFR + CSA + 0.90% (h)	6.33%	06/20/35	353,943
5,240,242	Series 2007-5, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.81%	09/19/37	4,390,742
615,822	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (h)	6.44%	10/25/37	451,729
	Headlands Residential LLC
3,797,334	Series 2021-RPL1, Class NOTE (e)	2.49%	09/25/26	3,712,336
	HomeBanc Mortgage Trust
4,057,000	Series 2005-3, Class M4, 1 Mo. CME Term SOFR + CSA + 1.01% (h)	6.44%	07/25/35	3,930,994
	Impac CMB Trust
35,382	Series 2005-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.96%	04/25/35	32,236
4,041,530	Series 2005-3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	08/25/35	3,639,907
3,291,608	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	6.08%	08/25/35	3,003,780
2,598,930	Series 2005-8, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.96%	02/25/36	2,351,215
	Impac Secured Assets Trust
4,491,182	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	03/25/37	3,754,570
	IndyMac INDX Mortgage Loan Trust
3,124,229	Series 2006-AR2, Class 1A1B, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	04/25/46	2,549,502
410,011	Series 2006-AR4, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	05/25/46	355,503
133,860	Series 2007-FLX2, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.19% (h)	5.63%	04/25/37	119,028
	JP Morgan Alternative Loan Trust
665,625	Series 2006-S1, Class 3A4	6.18%	03/25/36	555,608
44,103	Series 2007-S1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.68% (h)	6.12%	04/25/47	41,871
	JP Morgan Mortgage Trust
4,920,748	Series 2021-5, Class A4 (e)	2.50%	08/25/51	4,322,104
	JP Morgan Resecuritization Trust
5,405,860	Series 2014-6, Class 3A2, 1 Mo. CME Term SOFR + CSA + 0.21% (e) (h)	4.08%	07/27/46	4,821,959
	Legacy Mortgage Asset Trust
3,275,034	Series 2020-GS2, Class A1, steps up to 6.75% on 03/25/24 (e) (g)	5.75%	03/25/60	3,275,753
	Lehman Mortgage Trust
731,714	Series 2006-1, Class 1A5	5.50%	02/25/36	359,393
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Lehman XS Trust
$55,308	Series 2005-5N, Class 3A1A, 1 Mo. CME Term SOFR + CSA + 0.30% (h)	5.74%	11/25/35	$54,333
630,515	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + CSA + 1.91% (h)	7.10%	02/25/36	533,438
6,098,429	Series 2006-4N, Class A1D1, 1 Mo. CME Term SOFR + CSA + 0.66% (h)	6.10%	04/25/46	5,454,842
471,326	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	07/25/47	451,949
5,452,296	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (h)	6.38%	09/25/47	4,969,878
	MASTR Adjustable Rate Mortgages Trust
5,194,606	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (h)	5.88%	12/25/46	3,572,488
5,999,450	Series 2007-1, Class I1A, 1 Mo. CME Term SOFR + CSA + 0.39% (h)	5.83%	01/25/47	2,173,250
416,996	Series 2007-1, Class I2A3, 12 Mo. Treasury Average + 0.74% (h)	5.82%	01/25/47	413,374
4,700,000	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (h)	6.54%	09/25/37	2,059,777
	Merrill Lynch Mortgage Investors Trust
56,491	Series 2003-D, Class A, 1 Mo. CME Term SOFR + CSA + 0.62% (h)	6.06%	08/25/28	53,269
	New Residential Mortgage Loan Trust
8,100,000	Series 2019-RPL3, Class M1 (e)	3.25%	07/25/59	7,055,952
	Nomura Resecuritization Trust
1,601,475	Series 2014-1R, Class 1A13, 1 Mo. CME Term SOFR + CSA + 0.16% (e) (h)	1.63%	10/26/36	1,304,000
	OBX Trust
2,150,000	Series 2024-HYB1, Class A1 (b) (e)	3.54%	03/25/53	2,060,667
	Opteum Mortgage Acceptance Corp Trust
4,772,223	Series 2006-1, Class 1AC1, 1 Mo. CME Term SOFR + CSA + 0.60% (h)	6.04%	04/25/36	4,326,869
	PHH Alternative Mortgage Trust
844,508	Series 2007-2, Class 1A4, 1 Mo. CME Term SOFR + CSA + 0.60% (h)	6.04%	05/25/37	729,987
	RALI Trust
1,275,107	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (h)	5.74%	08/25/35	945,864
1,913,560	Series 2006-QO10, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	01/25/37	1,626,777
402,850	Series 2006-QS6, Class 1A15	6.00%	06/25/36	304,395
7,380,250	Series 2007-QA3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.20% (h)	5.64%	05/25/37	6,585,426
2,583,087	Series 2007-QA3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.34% (h)	5.78%	05/25/37	2,258,413
850,219	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	05/25/37	745,969
3,780,697	Series 2007-QH9, Class A1 (b)	6.37%	11/25/37	2,991,609
1,967,632	Series 2007-QS9, Class A33	6.50%	07/25/37	1,520,242
	Structured Adjustable Rate Mortgage Loan Trust
10,994	Series 2005-12, Class 3A1 (b)	5.70%	06/25/35	9,536
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Adjustable Rate Mortgage Loan Trust (Continued)
$483,692	Series 2007-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	05/25/37	$410,083
474,612	Series 2007-4, Class 1A2, 1 Mo. CME Term SOFR + CSA + 0.44% (h)	5.88%	05/25/37	405,598
	Structured Asset Mortgage Investments II Trust
83,732	Series 2003-AR3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.68% (h)	6.11%	11/19/33	79,590
221,440	Series 2005-AR2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.46% (h)	5.90%	05/25/45	196,427
249,315	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (h)	5.90%	02/25/36	192,801
315,745	Series 2006-AR3, Class 12A1, 1 Mo. CME Term SOFR + CSA + 0.44% (h)	5.88%	05/25/36	245,767
370,370	Series 2006-AR4, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	06/25/36	309,102
38,759	Series 2006-AR5, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	05/25/36	25,686
1,505,740	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	07/25/46	1,040,801
521,617	Series 2006-AR8, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (h)	5.84%	10/25/36	443,893
7,519,995	Series 2006-AR8, Class A2, 1 Mo. CME Term SOFR + CSA + 0.42% (h)	5.86%	10/25/36	5,973,335
323,570	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	01/25/37	281,362
136,978	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.18% (h)	5.80%	01/25/37	114,430
536,907	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (h)	6.58%	08/25/47	427,862
	WaMu Mortgage Pass-Through Certificates Trust
4,632,073	Series 2005-AR15, Class A1A2, 1 Mo. CME Term SOFR + CSA + 0.56% (h)	6.00%	11/25/45	4,136,194
2,089,209	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (h)	6.08%	02/25/46	1,815,878
41,576	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (h)	6.04%	09/25/46	32,667
2,478,032	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (h)	5.85%	05/25/47	1,971,058
709,760	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (h)	5.83%	06/25/47	565,165
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,980,241	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (h)	6.04%	08/25/46	1,072,511
585,275	Series 2007-OC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.64% (h)	6.08%	01/25/47	535,563
	Wells Fargo Mortgage Backed Securities Trust
5,627,483	Series 2007-7, Class A1	6.00%	06/25/37	4,955,139
175,649	Series 2007-AR5, Class A1 (b)	6.02%	10/25/37	146,357
				258,323,174
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 8.6%
	1211 Avenue of the Americas Trust
$2,970,000	Series 2015-1211, Class A1A2 (e)	3.90%	08/10/35	$2,862,644
2,385,000	Series 2015-1211, Class C (b) (e)	4.14%	08/10/35	2,260,156
	245 Park Avenue Trust
4,441,000	Series 2017-245P, Class A (e)	3.51%	06/05/37	4,061,034
	BAMLL Commercial Mortgage Securities Trust
4,050,000	Series 2015-200P, Class D (b) (e)	3.60%	04/14/33	3,839,812
4,000,000	Series 2015-200P, Class F (b) (e)	3.60%	04/14/33	3,712,642
3,150,000	Series 2018-PARK, Class A (b) (e)	4.09%	08/10/38	2,917,803
2,975,000	Series 2020-BHP3, Class A, 1 Mo. CME Term SOFR + CSA + 1.90% (e) (h)	7.33%	03/15/37	2,976,475
	Banc of America Commercial Mortgage Trust
12,140,095	Series 2015-UBS7, Class XA, IO (b)	0.74%	09/15/48	102,600
	BANK
34,047,422	Series 2020-BN27, Class XA, IO (b)	1.16%	04/15/63	1,842,289
	Bayview Commercial Asset Trust
543,874	Series 2005-4A, Class A1, 1 Mo. CME Term SOFR + CSA + 0.45% (e) (h)	5.89%	01/25/36	503,910
	BBCMS Mortgage Trust
2,445,000	Series 2020-BID, Class A, 1 Mo. CME Term SOFR + CSA + 2.14% (e) (h)	7.57%	10/15/37	2,432,113
3,000,000	Series 2020-BID, Class C, 1 Mo. CME Term SOFR + CSA + 3.64% (e) (h)	9.07%	10/15/37	2,930,618
	BDS Ltd.
1,341,141	Series 2021-FL8, Class A, 1 Mo. CME Term SOFR + CSA + 0.92% (e) (h)	6.35%	01/18/36	1,337,789
	Benchmark Mortgage Trust
2,000,000	Series 2020-B18, Class AGNE (e)	3.76%	07/15/53	1,832,559
1,810,000	Series 2020-IG2, Class UBRD (b) (e)	3.51%	09/15/48	1,604,551
72,050,596	Series 2020-IG3, Class XA, IO (b) (e)	0.73%	09/15/48	1,193,963
	BFLD Trust
2,304,000	Series 2019-DPLO, Class A, 1 Mo. CME Term SOFR + CSA + 1.09% (e) (h)	6.52%	10/15/34	2,300,203
	BLOX Trust
1,570,000	Series 2021-BLOX, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (e) (h)	7.18%	09/15/26	1,427,469
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (b) (e)	3.54%	03/09/44	3,001,558
4,050,000	Series 2020-VIV4, Class A (e)	2.84%	03/09/44	3,485,650
2,462,000	Series 2021-VOLT, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (e) (h)	7.43%	09/15/36	2,430,354
2,443,532	Series 2021-XL2, Class B, 1 Mo. CME Term SOFR + CSA + 1.00% (e) (h)	6.43%	10/15/38	2,416,836
3,123,029	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (e) (h)	9.32%	10/15/38	3,073,880
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (e) (h)	6.81%	01/17/39	2,813,025
	BX Trust
2,800,000	Series 2019-OC11, Class A (e)	3.20%	12/09/41	2,479,413
2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.35% (e) (h)	6.78%	02/15/36	2,237,327
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Trust (Continued)
$4,146,216	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.03%	02/15/36	$4,068,031
2,028,478	Series 2021-RISE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (e) (h)	7.18%	11/15/36	2,007,232
2,250,000	Series 2021-VIEW, Class A, 1 Mo. CME Term SOFR + CSA + 1.28% (e) (h)	6.71%	06/15/36	2,187,245
1,500,000	Series 2022-VAMF, Class E, 1 Mo. CME Term SOFR + 2.70% (e) (h)	8.02%	01/15/39	1,422,136
2,784,000	Series 2024-BIO, Class D, 1 Mo. CME Term SOFR + 3.64% (e) (h)	8.94%	02/15/41	2,792,202
	BXHPP Trust
6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (e) (h)	6.08%	08/15/36	5,995,426
	BXMT Ltd.
2,676,383	Series 2020-FL3, Class A, 1 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.84%	11/15/37	2,576,633
	CAMB Commercial Mortgage Trust
3,050,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (e) (h)	8.17%	12/15/37	3,019,907
	Citigroup Commercial Mortgage Trust
2,000,000	Series 2014-GC23, Class AS	3.86%	07/10/47	1,973,803
46,523,520	Series 2017-C4, Class XA, IO (b)	0.98%	10/12/50	1,317,560
2,307,000	Series 2018-TBR, Class E, 1 Mo. CME Term SOFR + 3.16% (e) (h)	8.48%	12/15/36	2,277,266
	COMM Mortgage Trust
4,070,000	Series 2020-CX, Class B (e)	2.45%	11/10/46	3,263,389
307,887	Series 2012-CR4, Class XA, IO (b) (d)	1.14%	10/15/45	19
4,601,344	Series 2020-CBM, Class XCP, IO (b) (e)	0.60%	02/10/37	20,084
21,254,000	Series 2020-SBX, Class X, IO (b) (e)	0.58%	01/10/38	199,734
	Credit Suisse Mortgage Capital Trust
4,987,591	Series 2019-ICE4, Class D, 1 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	6.97%	05/15/36	4,985,802
	Credit Suisse Mortgage Trust
25,699,000	Series 2021-980M, Class X, IO (b) (e)	0.99%	07/15/31	567,118
	Csail Commercial Mortgage Trust
1,350,000	Series 2015-C2, Class C (b)	4.17%	06/15/57	1,186,385
	DC Office Trust
2,067,000	Series 2019-MTC, Class B (b) (e)	3.07%	09/15/45	1,626,319
	DOLP Trust
6,000,000	Series 2021-NYC, Class A (e)	2.96%	05/10/41	5,007,229
	DROP Mortgage Trust
3,280,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.13%	10/15/43	3,034,036
	Extended Stay America Trust
3,537,761	Series 2021-ESH, Class B, 1 Mo. CME Term SOFR + CSA + 1.38% (e) (h)	6.81%	07/15/38	3,535,247
3,131,354	Series 2021-ESH, Class C, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.13%	07/15/38	3,129,660
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	FREMF Mortgage Trust
$2,282,949	Series 2019-KF64, Class B, 30 Day Average SOFR + 2.41% (e) (h)	7.75%	06/25/26	$2,203,232
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (b) (e)	0.35%	02/10/37	7,520
	GS Mortgage Securities Trust
82,554,817	Series 2016-GS4, Class XA, IO (b)	0.56%	11/10/49	981,148
	J.P. Morgan Chase Commercial Mortgage Securities Trust
4,500,000	Series 2022-ACB, Class C, 30 Day Average SOFR + 2.20% (e) (h)	7.52%	03/15/39	4,435,934
	JP Morgan Chase Commercial Mortgage Securities Trust
30,141,418	Series 2016-JP3, Class XA, IO (b)	1.33%	08/15/49	777,887
1,757,303	Series 2022-NLP, Class G, 1 Mo. CME Term SOFR + 4.27% (e) (h)	9.59%	04/15/37	1,335,921
	Life Mortgage Trust
2,309,980	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (e) (h)	8.38%	03/15/38	2,221,009
	Med Trust
1,393,313	Series 2021-MDLN, Class G, 1 Mo. CME Term SOFR + CSA + 5.25% (e) (h)	10.68%	11/15/38	1,377,025
	MF1, Ltd.
4,163,268	Series 2020-FL4, Class A, 1 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.13%	11/15/35	4,164,550
	MHC Commercial Mortgage Trust
4,605,433	Series 2021-MHC, Class B, 1 Mo. CME Term SOFR + CSA + 1.10% (e) (h)	6.53%	04/15/38	4,575,687
	MKT Mortgage Trust
3,530,000	Series 2020-525M, Class A (e)	2.69%	02/12/40	2,842,350
	Morgan Stanley Capital I Trust
26,056,621	Series 2018-H4, Class XA, IO (b)	0.81%	12/15/51	824,987
1,050,000	Series 2018-MP, Class A (b) (e)	4.28%	07/11/40	934,266
	NYC Commercial Mortgage Trust
1,670,000	Series 2021-909, Class B (e)	3.14%	04/10/43	1,097,329
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (e)	2.52%	09/15/54	2,393,041
	One New York Plaza Trust
4,212,000	Series 2020-1NYP, Class AJ, 1 Mo. CME Term SOFR + CSA + 1.25% (e) (h)	6.68%	01/15/36	4,019,487
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (b) (e)	4.39%	01/05/43	345,026
	Shelter Growth CRE Issuer Ltd.
3,055,770	Series 2021-FL3, Class A, 1 Mo. CME Term SOFR + CSA + 1.08% (e) (h)	6.51%	09/15/36	3,046,898
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (e)	2.85%	07/15/41	2,358,173
	SMRT
2,730,000	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (e) (h)	8.67%	01/15/39	2,537,245
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	SREIT Trust
$1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (e) (h)	6.80%	11/15/36	$1,408,668
2,212,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (e) (h)	7.00%	11/15/36	2,184,556
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (e) (h)	6.69%	11/15/36	1,534,283
	STWD Trust
5,520,000	Series 2021-FLWR, Class C, 1 Mo. CME Term SOFR + CSA + 1.03% (e) (h)	6.46%	07/15/36	5,442,595
2,157,000	Series 2021-FLWR, Class D, 1 Mo. CME Term SOFR + CSA + 1.38% (e) (h)	6.81%	07/15/36	2,117,899
	UBS Commercial Mortgage Trust
57,691,211	Series 2017-C4, Class XA, IO (b)	1.09%	10/15/50	1,760,257
	VMC Finance LLC
779,000	Series 2021-FL4, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (e) (h)	7.23%	06/16/36	745,737
900,000	Series 2021-HT1, Class B, 1 Mo. CME Term SOFR + CSA + 4.50% (e) (h)	9.93%	01/18/37	863,422
	Wells Fargo Commercial Mortgage Trust
31,816,963	Series 2016-C35, Class XA, IO (b)	1.88%	07/15/48	1,035,229
3,975,000	Series 2019-JWDR, Class E (b) (e)	3.86%	09/15/31	3,659,982
				181,500,479
	Total Mortgage-Backed Securities			439,823,653
	(Cost $461,744,642)
ASSET-BACKED SECURITIES — 19.2%
	ABFC Trust
60,249	Series 2007-NC1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.30% (e) (h)	5.74%	05/25/37	55,710
897,424	Series 2007-WMC1, Class A1A, 1 Mo. CME Term SOFR + CSA + 1.25% (h)	6.69%	06/25/37	615,125
	ACE Securities Corp. Home Equity Loan Trust
3,197,555	Series 2006-ASP6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	12/25/36	1,107,923
772,400	Series 2006-HE3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (h)	5.74%	06/25/36	562,146
2,008,619	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (h)	5.74%	01/25/37	1,081,364
2,813,682	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.21% (h)	5.65%	02/25/37	1,199,921
	AFN LLC
3,449,719	Series 2019-1A, Class A1 (e)	3.78%	05/20/49	3,142,646
	AGL CLO Ltd.
3,600,000	Series 2021-12A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (h)	6.74%	07/20/34	3,604,500
	AIG CLO Ltd.
1,600,000	Series 2018-1A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.28%	04/20/32	1,605,722
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Aimco CLO Ltd.
$2,600,000	Series 2015-AA, Class BR2, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.18%	10/17/34	$2,602,910
	Allegro CLO VI Ltd.
4,000,000	Series 2017-2A, Class B, 3 Mo. CME Term SOFR + CSA + 1.50% (e) (h)	7.08%	01/17/31	4,015,479
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
242,081	Series 2002-AR1, Class M1, 1 Mo. CME Term SOFR + CSA + 1.07% (h)	3.39%	09/25/32	259,976
	AMMC CLO Ltd.
2,500,000	Series 2021-24A, Class B, 3 Mo. CME Term SOFR + CSA + 1.75% (e) (h)	7.33%	01/20/35	2,507,941
	Apidos CLO XXXVII
1,625,000	Series 2021-37A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.18%	10/22/34	1,623,830
	Ares LXII CLO Ltd.
2,000,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (e) (h)	7.24%	01/25/34	2,002,954
	Argent Securities Trust
1,228,506	Series 2006-W2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	03/25/36	664,982
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
90,044	Series 2005-W3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (h)	6.10%	11/25/35	86,721
2,200,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (h)	6.13%	11/25/35	1,849,166
	Avis Budget Rental Car Funding AESOP LLC
5,030,000	Series 2024-1A, Class A (e)	5.36%	06/20/30	5,046,329
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	290,430
	BlueMountain CLO XXII Ltd.
4,500,000	Series 2018-22A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.98%	07/15/31	4,510,535
	BlueMountain CLO XXXI Ltd
2,500,000	Series 2021-31A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.27%	04/19/34	2,507,567
	BlueMountain Fuji U.S. CLO II Ltd.
4,500,000	Series 2017-2A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.18%	10/20/30	4,488,777
	BNC Mortgage Loan Trust
798,737	Series 2006-2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	11/25/36	765,775
	BRAVO Residential Funding Trust
3,181,112	Series 2021-A, Class A1, steps up to 4.99% on 01/25/24 (e) (g)	4.99%	10/25/59	3,136,606
	CAL Funding IV Ltd.
2,954,705	Series 2020-1A, Class A (e)	2.22%	09/25/45	2,650,139
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (e)	(i)	09/08/27	490,565
2,800	Series 2021-P4, Class R (e)	(i)	09/11/28	718,280
19,300	Series 2022-N1, Class R (e)	(i)	12/11/28	1,425,923
17,100	Series 2022-P2, Class R (e)	(i)	05/10/29	2,454,929
9,800	Series 2023-N3, Class R (e)	(i)	09/10/30	2,426,025
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Carvana Auto Receivables Trust (Continued)
$120,524,235	Series 2023-N3, Class XS, IO (e)	(i)	09/10/30	$2,060,964
8,700	Series 2023-P3, Class R (e)	(i)	08/12/30	1,930,068
	C-BASS Mortgage Loan Trust
4,670,806	Series 2007-CB3, Class A1 (g)	3.32%	03/25/37	1,703,076
1,682,651	Series 2007-CB3, Class A4, steps up to 6.47% after Redemption (g)	3.32%	03/25/37	613,261
6,156,219	Series 2007-CB3, Class A5 (g)	3.32%	03/25/37	2,244,444
	C-BASS TRUST
2,593,255	Series 2007-CB1, Class AF2, steps up to 6.22% after Redemption Date (g)	3.20%	01/25/37	801,894
2,568,710	Series 2007-CB1, Class AF3, steps up to 6.24% after Redemption Date (g)	3.20%	01/25/37	794,272
	Cedar Funding VII CLO Ltd.
4,000,000	Series 2018-7A, Class B, 3 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.98%	01/20/31	4,011,437
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (e)	(i)	06/25/30	967,718
	CIM Trust
3,571,442	Series 2021-NR1, Class A1, steps up to 5.00% on 02/25/25 (e) (g)	5.57%	07/25/55	3,539,109
6,196,214	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (e) (g)	6.00%	06/25/62	6,126,184
	CIT Education Loan Trust
2,155,632	Series 2005-1, Class A4, 90 Day Average SOFR + CSA + 0.16% (h)	5.77%	12/15/33	2,078,271
	Citigroup Mortgage Loan Trust
2,617,028	Series 2006-HE3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.20% (h)	5.64%	12/25/36	1,732,487
	Citigroup Mortgage Loan Trust, Inc.
195,511	Series 2007-WFH3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.39% (h)	5.83%	06/25/37	192,569
	CLI Funding VI LLC
1,100,331	Series 2020-1A, Class A (e)	2.08%	09/18/45	984,338
4,114,000	Series 2020-3A, Class A (e)	2.07%	10/18/45	3,694,432
	Cologix Data Centers US Issuer LLC
1,960,000	Series 2021-1A, Class A2 (e)	3.30%	12/26/51	1,780,029
	Conseco Finance Corp.
1,372,392	Series 1999-3, Class A8	7.06%	02/01/31	1,214,019
	CoreVest American Finance Trust
753,607	Series 2020-1, Class XA, IO (b) (e)	2.51%	03/15/50	33,439
1,640,000	Series 2020-4, Class B (e)	1.71%	12/15/52	1,506,150
	Credit-Based Asset Servicing & Securitization LLC
587,540	Series 2006-MH1, Class B1 (e) (g)	6.75%	10/25/36	573,052
	CWABS Asset-Backed Certificates Trust
1,950,000	Series 2005-17, Class MV2, 1 Mo. CME Term SOFR + CSA + 0.72% (h)	6.16%	05/25/36	1,813,548
	CWABS Inc Asset-backed Certificates
9,467,000	Series 2007-12, Class 2A4, 1 Mo. CME Term SOFR + CSA + 1.35% (h)	6.79%	08/25/47	8,614,969
	DataBank Issuer
2,245,000	Series 2021-1A, Class A2 (e)	2.06%	02/27/51	2,039,338
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Dryden CLO Ltd.
$625,000	Series 2019-72A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (e) (h)	7.22%	05/15/32	$625,890
	Eaton Vance CLO Ltd.
1,800,000	Series 2019-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (e) (h)	6.68%	04/15/31	1,806,398
	ECMC Group Student Loan Trust
1,083,185	Series 2021-1A, Class A1B, 30 Day Average SOFR + CSA + 0.57% (e) (h)	6.01%	11/25/70	1,063,920
	Elmwood CLO VI Ltd.
2,600,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (e) (h)	7.23%	10/20/34	2,608,452
	First Franklin Mortgage Loan Trust
6,881,200	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	05/25/36	5,755,160
7,075,000	Series 2006-FF9, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.50% (h)	5.94%	06/25/36	6,189,257
	FirstKey Homes Trust
4,760,000	Series 2020-SFR1, Class B (e)	1.74%	08/17/37	4,474,625
2,893,000	Series 2020-SFR1, Class F2 (e)	4.28%	08/17/37	2,759,462
2,420,000	Series 2020-SFR2, Class F1 (e)	3.02%	10/19/37	2,273,479
	Flatiron CLO Ltd.
1,000,000	Series 2021-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.17%	07/19/34	1,002,656
	Fremont Home Loan Trust
2,503,617	Series 2005-A, Class M4, 1 Mo. CME Term SOFR + CSA + 1.02% (h)	6.46%	01/25/35	2,153,446
9,036	Series 2005-D, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.68% (h)	6.12%	11/25/35	8,937
	GCI Funding I LLC
2,364,598	Series 2021-1, Class A (e)	2.38%	06/18/46	2,063,652
	GLS Auto Select Receivables Trust
4,950,000	Series 2023-2A, Class D (e)	8.22%	02/18/31	5,328,761
	Goldentree Loan Management US CLO Ltd.
1,200,000	Series 2019-4A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.11% (e) (h)	6.69%	04/24/31	1,203,790
	Golub Capital Partners CLO 42M-R
3,500,000	Series 2019-42RA, Class A2R, 3 Mo. CME Term SOFR + 2.75% (e) (h)	8.07%	01/20/36	3,531,501
	Golub Capital Partners CLO 66B Ltd.
2,500,000	Series 2023-66A, Class AJ, 3 Mo. CME Term SOFR + 2.20% (e) (h)	7.52%	04/25/36	2,518,879
	Golub Capital Partners CLO, L.P.
1,575,000	Series 2021-54A, Class A, 3 Mo. CME Term SOFR + CSA + 1.53% (e) (h)	7.06%	08/05/33	1,574,993
	GoodLeap Sustainable Home Solutions Trust
4,350,972	Series 2023-1GS, Class A (e)	5.52%	02/22/55	4,224,313
	GSAA Home Equity Trust
3,455,000	Series 2005-4, Class M2, 1 Mo. CME Term SOFR + CSA + 1.05% (h)	6.49%	03/25/35	3,358,873
166,056	Series 2007-8, Class A3, 1 Mo. CME Term SOFR + CSA + 0.90% (h)	6.34%	08/25/37	158,269
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	GSAMP Trust
$657,197	Series 2006-HE4, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.96%	06/25/36	$626,128
1,478,864	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (h)	5.58%	01/25/37	857,612
	HPS Loan Management Ltd.
3,244,911	Series 2021-16A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.28%	01/23/35	3,254,834
	HSI Asset Securitization Corp Trust
5,201,057	Series 2007-OPT1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.14% (h)	5.58%	12/25/36	4,383,097
	J.G. Wentworth XXXVIII LLC
2,807,221	Series 2017-1A, Class B (e)	5.43%	08/15/62	2,603,405
	JP Morgan Mortgage Acquisition Trust
596,571	Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption Date (g)	5.54%	10/25/36	362,087
570,535	Series 2006-WF1, Class A5 (g)	6.91%	07/25/36	164,673
875,370	Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption Date (g)	4.47%	01/25/37	456,443
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (e)	7.30%	06/17/30	5,012,576
	Lehman XS Trust
1,103,405	Series 2006-15, Class A4, 1 Mo. CME Term SOFR + CSA + 0.34% (h)	5.78%	10/25/36	992,913
5,863,502	Series 2006-17, Class 1A3, 1 Mo. CME Term SOFR + CSA + 0.50% (h)	5.94%	08/25/46	5,072,579
7,784,485	Series 2006-19, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (h)	5.94%	12/25/36	7,088,879
1,812,031	Series 2007-11, Class A3, 1 Mo. CME Term SOFR + CSA + 0.52% (h)	5.96%	02/25/47	1,591,099
	Long Beach Mortgage Loan Trust
6,304,006	Series 2006-1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.38% (h)	5.82%	02/25/36	5,159,634
2,197,485	Series 2006-8, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	09/25/36	618,746
12,795,698	Series 2006-10, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	11/25/36	4,004,178
6,672,913	Series 2006-10, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.44% (h)	5.88%	11/25/36	2,088,614
	Madison Park Funding XXIX Ltd.
1,500,000	Series 2018-29A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.45% (e) (h)	7.01%	10/18/30	1,502,403
	Magnetite XXI Ltd
2,000,000	Series 2019-21A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.35% (e) (h)	6.93%	04/20/34	1,989,598
	Mastr Asset Backed Securities Trust
3,645,569	Series 2005-NC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.70% (h)	6.14%	11/25/35	2,110,500
112,161	Series 2006-HE5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	11/25/36	66,326
1,557,353	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.22% (h)	5.66%	08/25/36	607,960
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Merrill Lynch First Franklin Mortgage Loan Trust
$1,610,576	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (h)	5.72%	04/25/37	$687,456
2,950,926	Series 2007-5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.85% (h)	6.29%	10/25/37	1,789,219
6,555,704	Series 2007-5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 1.00% (h)	6.44%	10/25/37	5,411,535
	Merrill Lynch Mortgage Investors Trust
2,742,754	Series 2006-HE6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.46% (h)	4.10%	11/25/37	956,064
	Morgan Stanley ABS Capital I, Inc. Trust
1,762,135	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (h)	5.54%	10/25/36	757,815
1,706,080	Series 2006-HE8, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.14% (h)	5.58%	10/25/36	733,704
4,367,550	Series 2007-HE2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.09% (h)	5.53%	01/25/37	2,063,329
1,250,191	Series 2007-HE4, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.18% (h)	5.62%	02/25/37	412,658
3,550,002	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (h)	5.70%	05/25/37	2,633,696
	Navient Student Loan Trust
16,181	Series 2014-1, Class A3, 30 Day Average SOFR + CSA + 0.51% (h)	5.95%	06/25/31	15,885
1,937,986	Series 2016-2A, Class A3, 30 Day Average SOFR + CSA + 1.50% (e) (h)	6.94%	06/25/65	1,968,802
2,500,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (e) (h)	6.99%	07/25/68	2,403,609
	Nelnet Student Loan Trust
2,025,000	Series 2015-3A, Class B, 30 Day Average SOFR + 1.61% (e) (h)	6.94%	06/25/54	1,893,197
	Neuberger Berman Loan Advisers CLO 33 Ltd.
5,250,000	Series 2019-33A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.18%	10/16/33	5,261,110
	NovaStar Mortgage Funding Trust
486,384	Series 2007-2, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.20% (h)	5.64%	09/25/37	468,651
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (e) (h)	7.28%	07/20/34	1,497,537
	Octagon Investment Partners 46 Ltd.
2,100,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (h)	6.74%	07/15/36	2,105,146
	Octagon Investment Partners XVI Ltd.
4,500,000	Series 2013-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.98%	07/17/30	4,516,253
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.14% (e) (h)	6.72%	07/02/35	1,999,800
3,000,000	Series 2020-5A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.16%	04/18/33	3,008,881
	Park Place Securities Inc Asset-Backed Pass-Through Certificates
3,200,000	Series 2005-WHQ4, Class M3, 1 Mo. CME Term SOFR + CSA + 0.78% (h)	6.22%	09/25/35	2,762,931
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	PRET LLC
$1,710,119	Series 2021-RN2, Class A1, steps up to 7.43% on 09/25/24 (e) (g)	1.74%	07/25/51	$1,655,214
3,385,741	Series 2022-RN2, Class A1, steps up to 9.00% on 07/25/26 (e) (g)	5.00%	06/25/52	3,365,224
	Progress Residential Trust
3,887,195	Series 2020-SFR1, Class G (e)	4.03%	04/17/37	3,719,597
5,635,000	Series 2021-SFR2, Class E2 (e)	2.65%	04/19/38	5,156,053
5,500,000	Series 2021-SFR6, Class G (e)	4.00%	07/17/38	4,917,788
6,928,000	Series 2021-SFR8, Class E1 (e)	2.38%	10/17/38	6,212,411
8,100,000	Series 2021-SFR9, Class F (e)	4.05%	11/17/40	6,941,415
4,071,633	Series 2021-SFR10, Class F (e)	4.61%	12/17/40	3,552,867
	PRPM LLC
2,085,555	Series 2021-6, Class A1, steps up to 5.93% on 07/25/25 (e) (g)	1.79%	07/25/26	2,026,970
7,121,123	Series 2021-9, Class A1, steps up to 5.36% on 10/25/24 (e) (g)	2.36%	10/25/26	6,925,253
7,873,942	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (e) (g)	2.49%	10/25/26	7,750,137
	Rad CLO 22 Ltd.
2,350,000	Series 2023-22A, Class D, 3 Mo. CME Term SOFR + 5.00% (e) (h)	10.37%	01/20/37	2,381,262
	Rad CLO 7 Ltd.
6,000,000	Series 2020-7A, Class B1R, 3 Mo. CME Term SOFR + 1.90% (e) (h) (j)	7.23%	04/17/36	6,013,218
	Regatta XII Funding Ltd.
3,000,000	Series 2019-1A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (e) (h)	7.18%	10/15/32	3,009,074
	Regatta XX Funding Ltd
3,200,000	Series 2021-2A, Class A, 3 Mo. CME Term SOFR + CSA + 1.16% (e) (h)	6.74%	10/15/34	3,202,720
	Residential Asset Mortgage Products, Inc.
1,355,878	Series 2006-NC2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.54% (h)	5.98%	02/25/36	1,291,649
1,439,394	Series 2006-RZ2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (h)	5.93%	05/25/36	1,415,185
	Residential Asset Securities Corp.
14,574	Series 2005-KS11, Class M2, 1 Mo. CME Term SOFR + CSA + 0.63% (h)	6.07%	12/25/35	14,501
	Rockford Tower CLO Ltd.
1,325,000	Series 2019-2A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (e) (h)	7.23%	08/20/32	1,325,331
	Sabey Data Center Issuer LLC
1,785,000	Series 2020-1, Class A2 (e)	3.81%	04/20/45	1,726,013
	Saxon Asset Securities Trust
928,472	Series 2006-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.47% (h)	5.90%	03/25/36	877,446
	Securitized Asset Backed Receivables LLC Trust
2,147,427	Series 2006-CB5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (h)	5.72%	06/25/36	1,411,046
	Skyline Aircraft Finance LLC
580,726	Series 2020-1, Class A (k) (l)	3.23%	05/10/38	517,950
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (e)	(i)	10/28/29	385,514
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	SLM Student Loan Trust
$1,892,812	Series 2006-2, Class B, 90 Day Average SOFR + CSA + 0.22% (h)	5.84%	01/25/41	$1,765,108
6,525	Series 2006-2, Class R	(i)	01/25/41	559,410
1,763,213	Series 2007-1, Class B, 90 Day Average SOFR + CSA + 0.22% (h)	5.84%	01/27/42	1,655,983
1,375	Series 2007-4, Class R	(i)	01/25/42	198,576
1,103,477	Series 2007-7, Class A4, 90 Day Average SOFR + CSA + 0.33% (h)	5.95%	01/25/22	1,080,098
905,000	Series 2007-7, Class B, 90 Day Average SOFR + CSA + 0.75% (h)	6.37%	10/27/70	837,501
300,000	Series 2008-2, Class B, 90 Day Average SOFR + CSA + 1.20% (h)	6.82%	01/25/83	287,859
300,000	Series 2008-3, Class B, 90 Day Average SOFR + CSA + 1.20% (h)	6.82%	04/26/83	287,310
513,511	Series 2008-4, Class A4, 90 Day Average SOFR + CSA + 1.65% (h)	7.27%	07/25/22	514,348
650,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (h)	7.47%	07/25/73	646,483
340,000	Series 2008-6, Class B, 90 Day Average SOFR + CSA + 1.85% (h)	7.47%	07/26/83	323,220
100,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (h)	7.24%	09/25/43	92,052
	Soundview Home Loan Trust
1,888,808	Series 2007-OPT1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.21% (h)	5.65%	06/25/37	1,234,577
175,957	Series 2007-OPT2, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.25% (h)	5.69%	07/25/37	133,824
	Specialty Underwriting & Residential Finance Trust
2,625,198	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (h)	5.92%	09/25/37	1,842,180
	Stack Infrastructure Issuer LLC
1,405,000	Series 2020-1A, Class A2 (e)	1.89%	08/25/45	1,317,149
4,050,000	Series 2023-2A, Class A2 (e)	5.90%	07/25/48	3,976,487
	Structured Asset Securities Corp Mortgage Loan Trust
4,812,094	Series 2005-2XS, Class M1, 1 Mo. CME Term SOFR + CSA + 0.71% (h)	6.14%	02/25/35	4,395,077
856,216	Series 2006-BC3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (h)	5.76%	10/25/36	699,685
	Structured Receivables Finance LLC
36,754	Series 2010-B, Class A (e)	3.73%	08/15/36	36,096
	STWD Ltd.
2,483,000	Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR + CSA + 1.40% (e) (h)	6.83%	07/15/38	2,432,549
	Symphony CLO XIX Ltd.
1,500,000	Series 2018-19A, Class B, 3 Mo. CME Term SOFR + CSA + 1.35% (e) (h)	6.93%	04/16/31	1,493,633
	Taco Bell Funding LLC
5,901,563	Series 2016-1A, Class A23 (e)	4.97%	05/25/46	5,819,744
	TAL Advantage VII LLC
2,298,881	Series 2020-1A, Class A (e)	2.05%	09/20/45	2,085,294
	Textainer Marine Containers Ltd.
1,440,000	Series 2021-3A, Class A (e)	1.94%	08/20/46	1,233,795
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Textainer Marine Containers VII Ltd.
$1,688,410	Series 2020-2A, Class A (e)	2.10%	09/20/45	$1,533,614
	Tricon Residential Trust
4,100,000	Series 2021-SFR1, Class F (e)	3.69%	07/17/38	3,742,550
	Triton Container Finance VIII LLC
3,515,990	Series 2021-1A, Class A (e)	1.86%	03/20/46	3,056,266
	TRP LLC
5,220,453	Series 2021-1, Class A (e)	2.07%	06/19/51	4,698,679
	Vantage Data Centers LLC
5,360,000	Series 2020-1A, Class A2 (e)	1.65%	09/15/45	5,004,011
	Wachovia Student Loan Trust
954,834	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (e) (h)	5.86%	04/25/40	893,449
	WaMu Asset-Backed Certificates WaMu Trust
1,553,706	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (h)	5.69%	04/25/37	592,343
622,435	Series 2007-HE3, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.24% (h)	5.68%	05/25/37	543,472
4,069,288	Series 2007-HE3, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.29% (h)	5.73%	05/25/37	3,555,250
1,956,947	Series 2007-HE3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.25% (h)	5.69%	05/25/37	1,708,956
	Washington Mutual Asset-Backed Certificates WMABS Trust
383,595	Series 2006-HE5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.31% (h)	4.05%	10/25/36	284,889
	Wells Fargo Home Equity Asset-Backed Securities Trust
3,000,000	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.64% (h)	6.08%	03/25/37	2,674,174
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (e)	6.79%	11/15/28	5,375,407
	Total Asset-Backed Securities			403,601,175
	(Cost $418,128,168)
CORPORATE BONDS AND NOTES (m) — 17.5%
	Aerospace/Defense — 0.1%
2,250,000	TransDigm, Inc. (e)	6.75%	08/15/28	2,279,713
	Agriculture — 0.2%
1,250,000	BAT Capital Corp.	4.54%	08/15/47	938,525
1,870,000	BAT Capital Corp.	4.76%	09/06/49	1,448,158
1,905,000	BAT Capital Corp.	5.65%	03/16/52	1,675,228
575,000	Philip Morris International, Inc. (EUR)	1.45%	08/01/39	422,640
645,000	Reynolds American, Inc.	5.85%	08/15/45	586,483
				5,071,034
	Airlines — 0.1%
264,074	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	250,648
482,213	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	444,578
396,241	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	386,584
84,966	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	84,921
				1,166,731
	Auto Manufacturers — 0.0%
850,000	Allison Transmission, Inc. (e)	3.75%	01/30/31	735,195
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Banks — 5.9%
$4,665,000	Bank of America Corp. (n)	1.53%	12/06/25	$4,517,694
3,580,000	Bank of America Corp. (n)	1.32%	06/19/26	3,389,753
815,000	Bank of America Corp. (n)	1.73%	07/22/27	747,534
3,490,000	Bank of America Corp. (n)	2.55%	02/04/28	3,230,599
2,120,000	Bank of America Corp. (n)	2.09%	06/14/29	1,863,803
5,123,000	Bank of America Corp. (n)	1.92%	10/24/31	4,135,454
415,000	Bank of America Corp. (n)	2.69%	04/22/32	347,697
3,510,000	Bank of America Corp. (n)	2.30%	07/21/32	2,841,996
1,665,000	Bank of America Corp. (n)	2.57%	10/20/32	1,365,111
1,020,000	Bank of America Corp. (n)	2.97%	02/04/33	856,997
570,000	Bank of America Corp., Series RR (n)	4.38%	(o)	527,720
500,000	Citigroup, Inc., SOFR + 0.69% (h)	6.03%	10/30/24	500,604
4,065,000	Citigroup, Inc. (n)	0.98%	05/01/25	4,029,655
2,000,000	Citigroup, Inc. (n)	3.52%	10/27/28	1,880,032
525,000	Citigroup, Inc. (n)	2.98%	11/05/30	462,911
415,000	Citigroup, Inc. (n)	2.56%	05/01/32	341,816
1,540,000	Citigroup, Inc. (n)	2.52%	11/03/32	1,250,422
4,100,000	Citigroup, Inc. (n)	3.06%	01/25/33	3,443,743
135,000	Comerica, Inc. (n)	5.63%	(o)	129,551
1,615,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (h)	5.83%	10/21/24	1,615,931
18,970,000	Goldman Sachs Group (The), Inc. (n)	1.09%	12/09/26	17,580,115
348,000	Goldman Sachs Group (The), Inc. (n)	1.99%	01/27/32	279,143
535,000	Goldman Sachs Group (The), Inc. (n)	2.38%	07/21/32	435,517
600,000	Goldman Sachs Group (The), Inc. (n)	2.65%	10/21/32	495,038
715,000	JPMorgan Chase & Co. (n)	0.97%	06/23/25	704,034
14,325,000	JPMorgan Chase & Co. (n)	1.56%	12/10/25	13,876,923
750,000	JPMorgan Chase & Co. (n)	1.04%	02/04/27	691,489
1,660,000	JPMorgan Chase & Co. (n)	1.58%	04/22/27	1,535,537
2,780,000	JPMorgan Chase & Co. (n)	1.47%	09/22/27	2,526,794
160,000	JPMorgan Chase & Co. (n)	4.01%	04/23/29	152,916
690,000	JPMorgan Chase & Co. (n)	1.95%	02/04/32	555,150
1,605,000	JPMorgan Chase & Co. (n)	2.58%	04/22/32	1,343,452
2,575,000	JPMorgan Chase & Co. (n)	2.55%	11/08/32	2,121,139
595,000	JPMorgan Chase & Co., Series KK (n)	3.65%	(o)	554,783
3,290,000	Morgan Stanley (n)	1.16%	10/21/25	3,193,078
4,772,000	Morgan Stanley (n)	2.19%	04/28/26	4,593,735
1,000,000	Morgan Stanley (n)	1.59%	05/04/27	922,168
3,280,000	Morgan Stanley (n)	1.79%	02/13/32	2,597,826
1,080,000	Morgan Stanley (n)	2.24%	07/21/32	870,411
1,320,000	Morgan Stanley (n)	2.48%	09/16/36	1,035,141
1,245,000	PNC Financial Services Group (The), Inc. (n)	6.04%	10/28/33	1,278,082
1,090,000	PNC Financial Services Group (The), Inc. (n)	5.07%	01/24/34	1,048,508
3,120,000	PNC Financial Services Group (The), Inc. (n)	6.88%	10/20/34	3,381,601
555,000	US Bancorp (n)	3.70%	(o)	474,933
1,000,000	US Bancorp (n)	4.65%	02/01/29	973,013
1,255,000	US Bancorp (n)	5.85%	10/21/33	1,271,055
2,875,000	US Bancorp (n)	4.84%	02/01/34	2,706,980
605,000	US Bancorp (n)	5.84%	06/12/34	611,238
250,000	US Bancorp (n)	5.68%	01/23/35	249,560
5,965,000	Wells Fargo & Co. (n)	2.16%	02/11/26	5,770,980
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Banks (Continued)
$5,435,000	Wells Fargo & Co. (n)	2.39%	06/02/28	$4,959,547
1,000,000	Wells Fargo & Co. (n)	5.57%	07/25/29	1,006,977
2,155,000	Wells Fargo & Co. (n)	2.57%	02/11/31	1,838,187
5,555,000	Wells Fargo & Co. (n)	3.35%	03/02/33	4,769,761
385,000	Wells Fargo & Co. (n)	5.01%	04/04/51	356,256
				124,240,090
	Beverages — 0.2%
720,000	Primo Water Holdings, Inc. (e)	4.38%	04/30/29	653,800
3,162,000	Triton Water Holdings, Inc. (e)	6.25%	04/01/29	2,763,256
				3,417,056
	Biotechnology — 0.1%
320,000	Amgen, Inc.	5.65%	03/02/53	320,094
1,000,000	Illumina, Inc.	2.55%	03/23/31	821,918
				1,142,012
	Chemicals — 0.4%
475,000	International Flavors & Fragrances, Inc. (e)	1.23%	10/01/25	442,877
3,685,000	International Flavors & Fragrances, Inc. (e)	1.83%	10/15/27	3,240,446
3,575,000	International Flavors & Fragrances, Inc. (e)	2.30%	11/01/30	2,935,028
60,000	International Flavors & Fragrances, Inc. (e)	3.27%	11/15/40	42,120
395,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	295,104
855,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	720,400
235,000	International Flavors & Fragrances, Inc. (e)	3.47%	12/01/50	154,870
175,000	Unifrax Escrow Issuer Corp. (e)	5.25%	09/30/28	111,215
625,000	Unifrax Escrow Issuer Corp. (e)	7.50%	09/30/29	341,883
				8,283,943
	Commercial Services — 0.6%
2,062,000	Adtalem Global Education, Inc. (e)	5.50%	03/01/28	1,964,931
375,000	Carriage Services, Inc. (e)	4.25%	05/15/29	326,402
880,000	Global Payments, Inc. (EUR)	4.88%	03/17/31	981,141
2,050,000	Hertz (The) Corp. (e)	5.00%	12/01/29	1,572,799
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (e)	3.38%	08/31/27	1,351,919
1,250,000	Rent-A-Center, Inc. (e)	6.38%	02/15/29	1,197,375
61,000	Service Corp. International	4.63%	12/15/27	58,575
1,819,000	Valvoline, Inc. (e)	3.63%	06/15/31	1,539,060
1,500,000	VT Topco, Inc. (e)	8.50%	08/15/30	1,565,985
1,425,000	WASH Multifamily Acquisition, Inc. (e)	5.75%	04/15/26	1,383,433
				11,941,620
	Computers — 0.0%
448,000	NCR Corp. (e)	5.13%	04/15/29	415,941
145,000	NCR Voyix Corp. (e)	5.25%	10/01/30	131,149
				547,090
	Cosmetics/Personal Care — 0.0%
243,000	Edgewell Personal Care Co. (e)	5.50%	06/01/28	237,457
	Diversified Financial Services — 0.4%
2,300,000	Air Lease Corp.	2.88%	01/15/26	2,194,458
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,275,004
605,000	American Express Co. (n)	3.55%	(o)	547,357
1,505,000	Capital One Financial Corp. (n)	1.88%	11/02/27	1,366,380
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Diversified Financial Services (Continued)
$540,000	Charles Schwab Corp. (The), Series K (n)	5.00%	(o)	$499,509
1,750,000	Jane Street Group / JSG Finance, Inc. (e)	4.50%	11/15/29	1,612,012
				7,494,720
	Electric — 1.0%
3,500,000	Alliant Energy Finance LLC (e)	1.40%	03/15/26	3,190,966
2,045,000	Alliant Energy Finance LLC (e)	3.60%	03/01/32	1,769,839
1,285,000	American Electric Power Co., Inc.	2.03%	03/15/24	1,283,390
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	343,497
3,000,000	Arizona Public Service Co.	6.35%	12/15/32	3,174,269
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	389,271
1,000,000	Duke Energy Corp.	3.75%	04/15/24	997,458
600,000	Duke Energy Corp. (EUR)	3.85%	06/15/34	629,946
100,000	Evergy Metro, Inc.	4.20%	06/15/47	80,816
750,000	Jersey Central Power & Light Co. (e)	4.70%	04/01/24	749,419
2,165,000	Jersey Central Power & Light Co. (e)	4.30%	01/15/26	2,113,977
2,000,000	Metropolitan Edison Co. (e)	4.00%	04/15/25	1,958,549
750,000	MidAmerican Energy Co.	3.95%	08/01/47	602,146
1,395,000	New England Power Co. (e)	5.94%	11/25/52	1,422,119
500,000	Pennsylvania Electric Co. (e)	4.15%	04/15/25	489,495
800,000	Pike Corp. (e)	8.63%	01/31/31	845,842
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	80,757
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	431,583
				20,553,339
	Electrical Components & Equipments — 0.0%
900,000	Energizer Holdings, Inc. (e)	4.38%	03/31/29	798,336
	Electronics — 0.1%
1,185,000	Honeywell International, Inc. (EUR) (j)	3.75%	03/01/36	1,269,619
	Engineering & Construction — 0.0%
875,000	Artera Services LLC (e)	8.50%	02/15/31	894,463
	Entertainment — 0.5%
515,000	Churchill Downs, Inc. (e)	5.50%	04/01/27	506,200
1,220,000	Everi Holdings, Inc. (e)	5.00%	07/15/29	1,210,447
590,000	Live Nation Entertainment, Inc. (e)	4.75%	10/15/27	565,391
1,580,000	Penn Entertainment, Inc. (e)	4.13%	07/01/29	1,328,511
1,000,000	Warnermedia Holdings Inc.	3.76%	03/15/27	946,519
110,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	97,089
2,715,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	2,284,876
5,131,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	4,173,122
				11,112,155
	Environmental Control — 0.1%
200,000	Clean Harbors, Inc. (e)	4.88%	07/15/27	193,180
1,356,000	Madison IAQ LLC (e)	4.13%	06/30/28	1,236,602
1,098,000	Waste Pro USA, Inc. (e)	5.50%	02/15/26	1,077,221
				2,507,003
	Food — 0.2%
248,000	B&G Foods, Inc.	5.25%	04/01/25	247,371
1,420,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. (e)	8.50%	06/01/26	63,900
300,000	Kraft Heinz Foods Co.	3.75%	04/01/30	280,162
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Food (Continued)
$186,000	Kraft Heinz Foods Co.	4.25%	03/01/31	$176,833
286,000	Pilgrim’s Pride Corp.	4.25%	04/15/31	255,863
1,395,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,166,715
835,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	844,982
2,000,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed (e)	4.63%	03/01/29	1,754,633
387,000	Smithfield Foods, Inc. (e)	5.20%	04/01/29	371,563
				5,162,022
	Healthcare-Products — 0.3%
1,600,000	Alcon Finance Corp. (e)	3.00%	09/23/29	1,436,069
1,425,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	1,240,990
1,997,000	Embecta Corp. (e)	5.00%	02/15/30	1,593,985
208,000	Hologic, Inc. (e)	4.63%	02/01/28	199,500
770,000	PerkinElmer, Inc.	2.25%	09/15/31	626,723
185,000	Revvity, Inc.	2.55%	03/15/31	155,026
				5,252,293
	Healthcare-Services — 0.7%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	605,212
429,000	Cano Health LLC (e) (p) (q)	6.25%	10/01/28	6,435
435,000	Catalent Pharma Solutions, Inc. (EUR) (r)	2.38%	03/01/28	452,839
400,000	Catalent Pharma Solutions, Inc. (e)	3.13%	02/15/29	386,646
1,396,000	Centene Corp.	3.00%	10/15/30	1,193,796
250,000	CommonSpirit Health	3.35%	10/01/29	227,439
1,090,000	HCA, Inc.	5.25%	04/15/25	1,085,122
365,000	HCA, Inc.	7.58%	09/15/25	373,840
380,000	HCA, Inc.	5.38%	09/01/26	379,024
360,000	HCA, Inc.	7.05%	12/01/27	377,807
417,000	HCA, Inc.	4.13%	06/15/29	392,835
2,870,000	HCA, Inc.	3.50%	09/01/30	2,565,099
1,830,000	HCA, Inc.	5.50%	06/15/47	1,705,560
4,072,000	ModivCare Escrow Issuer, Inc. (e)	5.00%	10/01/29	3,007,599
1,350,000	Prime Healthcare Services, Inc. (e)	7.25%	11/01/25	1,348,063
1,350,000	Universal Health Services, Inc.	1.65%	09/01/26	1,227,783
				15,335,099
	Household Products/Wares — 0.1%
120,000	Central Garden & Pet Co.	4.13%	10/15/30	106,715
952,000	Spectrum Brands, Inc. (e)	5.50%	07/15/30	932,397
500,000	Spectrum Brands, Inc. (e)	3.88%	03/15/31	475,312
				1,514,424
	Insurance — 0.5%
437,000	Acrisure LLC / Acrisure Finance, Inc. (e)	4.25%	02/15/29	388,071
700,000	Acrisure LLC / Acrisure Finance, Inc. (e)	6.00%	08/01/29	630,777
1,115,000	Athene Global Funding (e)	3.21%	03/08/27	1,029,369
1,560,000	Athene Global Funding (e)	1.99%	08/19/28	1,339,219
675,000	Athene Global Funding (e)	2.72%	01/07/29	587,931
250,000	Farmers Exchange Capital III (e) (n)	5.45%	10/15/54	205,365
775,000	Farmers Insurance Exchange (e)	8.63%	05/01/24	778,008
465,000	Farmers Insurance Exchange (e) (n)	4.75%	11/01/57	344,188
750,000	MassMutual Global Funding II (e)	3.40%	03/08/26	726,704
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Insurance (Continued)
$965,000	Metropolitan Life Global Funding I (e)	5.15%	03/28/33	$955,256
1,360,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (e) (h)	7.94%	12/15/24	1,361,587
50,000	Teachers Insurance & Annuity Association of America (e)	4.27%	05/15/47	41,158
220,000	Teachers Insurance & Annuity Association of America (e)	3.30%	05/15/50	154,111
1,260,000	Teachers Insurance & Annuity Association of America (e) (n)	4.38%	09/15/54	1,242,598
				9,784,342
	Internet — 0.3%
800,000	Cogent Communications Group, Inc. (e)	7.00%	06/15/27	799,568
1,250,000	Gen Digital, Inc. (e)	6.75%	09/30/27	1,257,561
1,775,000	Netflix, Inc.	5.88%	02/15/25	1,780,611
1,552,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. (e)	4.75%	04/30/27	1,491,030
902,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. (e)	6.00%	02/15/28	866,786
				6,195,556
	Investment Companies — 0.1%
1,447,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	5.25%	05/15/27	1,331,066
760,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (e)	9.75%	01/15/29	795,150
716,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	4.38%	02/01/29	605,017
				2,731,233
	Iron/Steel — 0.0%
700,000	ATI, Inc.	7.25%	08/15/30	720,265
	Lodging — 0.1%
569,000	Boyd Gaming Corp. (e)	4.75%	06/15/31	517,417
1,626,000	Hilton Domestic Operating Co., Inc. (e)	3.63%	02/15/32	1,390,450
				1,907,867
	Machinery-Diversified — 0.1%
2,900,000	OT Merger Corp. (e)	7.88%	10/15/29	1,888,161
	Media — 0.9%
2,729,000	Cable One, Inc. (e)	4.00%	11/15/30	2,064,488
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	1,479,646
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	224,275
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	292,447
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	270,795
542,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	07/01/49	412,013
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.80%	03/01/50	724,251
2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.90%	06/01/52	1,258,559
690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	536,236
173,000	Cox Communications, Inc. (e)	3.15%	08/15/24	170,757
900,000	Cox Enterprises, Inc. (e)	7.38%	07/15/27	948,649
700,000	CSC Holdings LLC (e)	5.38%	02/01/28	610,865
700,000	CSC Holdings LLC (e)	7.50%	04/01/28	498,400
1,980,000	CSC Holdings LLC (e)	11.75%	01/31/29	2,070,975
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Media (Continued)
$1,322,000	CSC Holdings LLC (e)	6.50%	02/01/29	$1,153,723
600,000	CSC Holdings LLC (e)	4.63%	12/01/30	334,260
1,032,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (e)	5.88%	08/15/27	974,796
750,000	Scripps Escrow, Inc. (e)	5.88%	07/15/27	609,530
1,165,000	Sirius XM Radio, Inc. (e)	3.88%	09/01/31	964,137
630,000	Time Warner Cable LLC	5.88%	11/15/40	543,760
3,970,000	Time Warner Cable LLC	5.50%	09/01/41	3,275,377
				19,417,939
	Oil & Gas — 0.0%
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	739,730
	Packaging & Containers — 0.4%
3,830,000	Berry Global, Inc. (e)	4.88%	07/15/26	3,744,028
295,000	Berry Global, Inc.	1.65%	01/15/27	265,826
1,500,000	Berry Global, Inc. (e)	5.50%	04/15/28	1,491,358
1,755,000	Clearwater Paper Corp. (e)	4.75%	08/15/28	1,625,797
728,000	Graphic Packaging International LLC	4.13%	08/15/24	719,277
60,000	Sealed Air Corp. (e)	5.50%	09/15/25	59,943
725,000	Sealed Air Corp. / Sealed Air Corp. U.S. (e)	7.25%	02/15/31	749,384
				8,655,613
	Pharmaceuticals — 0.5%
810,000	Bayer US Finance II LLC (e)	2.85%	04/15/25	779,812
180,000	Bayer US Finance II LLC (e)	4.25%	12/15/25	175,081
880,000	Bayer US Finance II LLC (e)	4.38%	12/15/28	820,245
265,000	Bayer US Finance II LLC (e)	4.63%	06/25/38	218,258
1,960,000	Bayer US Finance II LLC (e)	4.40%	07/15/44	1,480,430
400,000	Bayer US Finance II LLC (e)	4.88%	06/25/48	317,238
1,000,000	Bayer US Finance LLC (e)	6.25%	01/21/29	1,007,963
2,490,000	Bayer US Finance LLC (e)	6.50%	11/21/33	2,493,009
330,000	Cigna Group (The)	4.38%	10/15/28	320,467
400,000	Cigna Group (The)	4.90%	12/15/48	359,829
946,000	Option Care Health, Inc. (e)	4.38%	10/31/29	864,592
550,000	Prestige Brands, Inc. (e)	5.13%	01/15/28	532,125
1,721,000	Prestige Brands, Inc. (e)	3.75%	04/01/31	1,488,321
				10,857,370
	Pipelines — 0.6%
3,095,000	Energy Transfer, L.P.	5.00%	05/15/50	2,670,518
594,000	Energy Transfer, L.P., Series B (n)	6.63%	(o)	552,519
765,000	Global Partners, L.P. / GLP Finance Corp.	6.88%	01/15/29	754,646
2,050,000	Global Partners, L.P. / GLP Finance Corp. (e)	8.25%	01/15/32	2,103,971
800,000	NGL Energy Operating LLC (e)	8.38%	02/15/32	813,274
350,000	Rockies Express Pipeline LLC (e)	4.95%	07/15/29	327,627
100,000	Rockies Express Pipeline LLC (e)	6.88%	04/15/40	98,553
1,274,000	TransMontaigne Partners, L.P. / TLP Finance Corp.	6.13%	02/15/26	1,182,371
951,000	Venture Global Calcasieu Pass LLC (e)	6.25%	01/15/30	950,199
520,000	Venture Global Calcasieu Pass LLC (e)	4.13%	08/15/31	456,786
1,645,000	Venture Global LNG, Inc. (e)	9.50%	02/01/29	1,754,949
				11,665,413
	Real Estate — 0.0%
463,000	Greystar Real Estate Partners LLC (e)	7.75%	09/01/30	480,813
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Real Estate Investment Trusts — 1.8%
$75,000	Alexandria Real Estate Equities, Inc.	3.45%	04/30/25	$73,264
1,310,000	American Assets Trust, L.P.	3.38%	02/01/31	1,057,021
1,835,000	American Homes 4 Rent, L.P.	4.30%	04/15/52	1,428,329
2,500,000	American Tower Corp.	5.25%	07/15/28	2,493,031
330,000	American Tower Corp.	2.70%	04/15/31	277,138
250,000	American Tower Corp. (EUR)	1.00%	01/15/32	217,132
2,356,000	American Tower Corp.	5.55%	07/15/33	2,355,510
250,000	Boston Properties, L.P.	2.75%	10/01/26	231,526
200,000	Boston Properties, L.P.	3.40%	06/21/29	176,669
3,890,000	Crown Castle, Inc.	3.80%	02/15/28	3,665,672
534,000	Crown Castle, Inc.	2.50%	07/15/31	437,735
500,000	CubeSmart, L.P.	4.38%	02/15/29	476,084
281,000	Extra Space Storage, L.P.	3.90%	04/01/29	262,600
975,000	Extra Space Storage, L.P.	2.55%	06/01/31	802,485
1,978,000	Extra Space Storage, L.P.	2.40%	10/15/31	1,598,840
270,000	Extra Space Storage, L.P.	2.35%	03/15/32	214,356
390,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.38%	04/15/26	386,107
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	670,248
2,270,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/30	2,044,534
55,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/31	48,568
1,753,000	GLP Capital, L.P. / GLP Financing II, Inc.	3.25%	01/15/32	1,455,951
490,000	Healthcare Realty Holdings, L.P.	3.63%	01/15/28	448,355
595,000	Healthcare Realty Holdings, L.P.	3.10%	02/15/30	512,659
1,597,000	Healthcare Realty Holdings, L.P.	2.40%	03/15/30	1,283,508
430,000	Healthcare Realty Holdings, L.P.	2.00%	03/15/31	337,323
190,000	Healthcare Realty Holdings, L.P.	2.05%	03/15/31	144,685
423,000	Hudson Pacific Properties, L.P.	3.95%	11/01/27	365,765
330,000	Hudson Pacific Properties, L.P.	4.65%	04/01/29	275,257
3,340,000	Hudson Pacific Properties, L.P.	3.25%	01/15/30	2,511,592
1,210,000	Invitation Homes Operating Partnership, L.P.	2.00%	08/15/31	945,770
135,000	Invitation Homes Operating Partnership, L.P.	4.15%	04/15/32	121,856
349,000	Invitation Homes Operating Partnership, L.P.	5.50%	08/15/33	344,988
1,385,000	Invitation Homes Operating Partnership, L.P.	2.70%	01/15/34	1,079,264
163,000	Iron Mountain, Inc. (e)	5.63%	07/15/32	151,678
173,000	Kilroy Realty, L.P.	4.25%	08/15/29	157,932
400,000	Kilroy Realty, L.P.	2.50%	11/15/32	296,119
505,000	LXP Industrial Trust	2.70%	09/15/30	417,142
830,000	Physicians Realty, L.P.	2.63%	11/01/31	676,267
1,440,000	Prologis Euro Finance LLC (EUR)	4.25%	01/31/43	1,523,010
624,000	Realty Income Corp. (EUR)	4.88%	07/06/30	710,891
1,035,000	Realty Income Corp. (EUR)	5.13%	07/06/34	1,202,943
200,000	Rexford Industrial Realty, L.P.	2.15%	09/01/31	158,338
250,000	Ventas Realty, L.P.	2.65%	01/15/25	243,148
265,000	VICI Properties, L.P.	4.95%	02/15/30	252,491
1,266,000	VICI Properties, L.P.	5.13%	05/15/32	1,189,240
268,000	VICI Properties, L.P.	5.63%	05/15/52	242,937
270,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.50%	01/15/28	256,781
2,026,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.13%	08/15/30	1,818,732
				38,041,471
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (m) (Continued)
	Retail — 0.3%
$750,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp. (e)	5.38%	04/01/26	$743,074
967,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (e)	5.88%	04/01/29	918,944
1,132,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (e)	6.75%	01/15/30	1,000,908
788,000	FirstCash, Inc. (e)	5.63%	01/01/30	747,427
365,000	FirstCash, Inc. (e)	6.88%	03/01/32	361,849
550,000	Lithia Motors, Inc. (e)	3.88%	06/01/29	491,381
2,170,000	Michaels (The) Cos., Inc. (e)	7.88%	05/01/29	1,403,976
725,000	Raising Cane’s Restaurants LLC (e)	9.38%	05/01/29	773,186
				6,440,745
	Semiconductors — 0.0%
75,000	Broadcom, Inc.	3.63%	10/15/24	74,061
415,000	Intel Corp.	3.73%	12/08/47	315,738
				389,799
	Software — 0.2%
225,000	Central Parent, Inc. / CDK Global, Inc. (e)	7.25%	06/15/29	226,746
895,000	Oracle Corp.	6.50%	04/15/38	957,165
1,640,000	Oracle Corp.	4.00%	11/15/47	1,257,463
480,000	Oracle Corp.	3.95%	03/25/51	358,384
775,000	RingCentral, Inc. (e)	8.50%	08/15/30	801,873
				3,601,631
	Telecommunications — 0.7%
162,000	CommScope, Inc. (e)	6.00%	03/01/26	145,994
1,441,000	CommScope, Inc. (e)	4.75%	09/01/29	988,562
1,646,000	Frontier Communications Holdings LLC (e)	5.00%	05/01/28	1,525,034
925,000	Frontier Communications Holdings LLC (e)	6.75%	05/01/29	831,559
1,160,000	Frontier Communications Holdings LLC (e)	8.63%	03/15/31	1,176,347
342,000	Qwest Corp.	7.25%	09/15/25	331,168
335,000	SES GLOBAL Americas Holdings, Inc. (e)	5.30%	03/25/44	257,283
614,063	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	4.74%	03/20/25	610,058
6,710,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	5.15%	03/20/28	6,691,435
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	72,765
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	887,449
1,660,000	Zayo Group Holdings, Inc. (e)	4.00%	03/01/27	1,383,892
				14,901,546
	Total Corporate Bonds and Notes			369,374,908
	(Cost $380,598,971)
U.S. GOVERNMENT BONDS AND NOTES — 12.0%
135,000	U.S. Treasury Bond	4.75%	11/15/53	143,670
1,870,000	U.S. Treasury Bond	4.25%	02/15/54	1,835,376
67,355,000	U.S. Treasury Note	4.63%	02/28/26	67,352,369
9,305,000	U.S. Treasury Note	4.00%	01/15/27	9,197,047
71,940,000	U.S. Treasury Note	4.13%	02/15/27	71,352,678
62,284,000	U.S. Treasury Note	4.00%	01/31/29	61,573,573
30,475,000	U.S. Treasury Note	4.25%	02/28/29	30,480,952
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$1,345,000	U.S. Treasury Note	4.50%	11/15/33	$1,370,744
9,490,000	U.S. Treasury Note	4.00%	02/15/34	9,305,390
	Total U.S. Government Bonds and Notes			252,611,799
	(Cost $253,313,928)
FOREIGN CORPORATE BONDS AND NOTES (m) — 5.7%
	Agriculture — 0.2%
2,555,000	BAT International Finance PLC (GBP) (r)	2.25%	09/09/52	1,404,721
1,000,000	Imperial Brands Finance Netherlands B.V. (EUR) (r)	1.75%	03/18/33	859,727
1,200,000	Imperial Brands Finance PLC (e)	6.13%	07/27/27	1,222,024
				3,486,472
	Banks — 1.4%
955,000	DNB Bank ASA (e) (n)	0.86%	09/30/25	927,887
5,465,000	HSBC Holdings PLC (n)	2.10%	06/04/26	5,230,115
505,000	HSBC Holdings PLC (n)	1.59%	05/24/27	462,468
3,180,000	HSBC Holdings PLC (n)	4.76%	06/09/28	3,105,716
265,000	HSBC Holdings PLC (n)	2.21%	08/17/29	230,190
3,662,000	HSBC Holdings PLC (n)	2.80%	05/24/32	3,029,041
200,000	Lloyds Banking Group PLC	3.90%	03/12/24	199,912
1,005,000	Lloyds Banking Group PLC (n)	3.57%	11/07/28	938,896
865,000	NatWest Group PLC (n)	4.27%	03/22/25	864,262
2,005,000	Santander UK Group Holdings PLC (n)	1.09%	03/15/25	2,001,796
2,390,000	Santander UK Group Holdings PLC (n)	1.67%	06/14/27	2,173,403
430,000	Santander UK Group Holdings PLC (n)	2.47%	01/11/28	391,652
505,000	UBS Group AG (e) (n)	2.59%	09/11/25	496,398
2,160,000	UBS Group AG (e) (n)	1.31%	02/02/27	1,991,267
2,000,000	UBS Group AG (e) (n)	1.49%	08/10/27	1,812,415
1,100,000	UBS Group AG (e) (n)	4.19%	04/01/31	1,012,084
5,545,000	UBS Group AG (e) (n)	3.09%	05/14/32	4,661,814
510,000	UBS Group AG (e) (n)	9.02%	11/15/33	613,871
				30,143,187
	Beverages — 0.3%
505,000	Bacardi Ltd. (e)	2.75%	07/15/26	476,026
3,170,000	Bacardi Ltd. (e)	4.70%	05/15/28	3,082,756
1,000,000	Becle SAB de C.V. (e)	2.50%	10/14/31	783,410
1,895,000	JDE Peet’s N.V. (e)	2.25%	09/24/31	1,484,691
				5,826,883
	Building Materials — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A.	3.55%	11/01/24	39,474
	Chemicals — 0.1%
150,000	Axalta Coating Systems Dutch Holding B B.V. (e)	7.25%	02/15/31	155,805
700,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (e)	4.75%	06/15/27	676,602
1,675,000	EverArc Escrow S.A.R.L. (e)	5.00%	10/30/29	1,423,820
275,000	Herens Holdco S.A.R.L. (e)	4.75%	05/15/28	240,465
				2,496,692
	Commercial Services — 0.1%
900,000	Worldline S.A. (EUR) (r)	4.13%	09/12/28	948,704
	Diversified Financial Services — 0.7%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,845,722
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (m) (Continued)
	Diversified Financial Services (Continued)
$115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	$108,376
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,483,975
2,720,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.30%	01/30/32	2,301,861
100,000	Avolon Holdings Funding Ltd. (e)	3.95%	07/01/24	99,262
325,000	Avolon Holdings Funding Ltd. (e)	2.88%	02/15/25	315,522
5,645,000	Avolon Holdings Funding Ltd. (e)	2.53%	11/18/27	4,999,744
1,045,000	GGAM Finance Ltd. (e)	8.00%	02/15/27	1,071,748
1,480,000	GGAM Finance Ltd. (e)	8.00%	06/15/28	1,532,306
				13,758,516
	Electric — 0.2%
500,000	Comision Federal de Electricidad (r)	3.88%	07/26/33	409,062
230,573	Mong Duong Finance Holdings B.V. (r)	5.13%	05/07/29	220,297
2,055,000	TenneT Holding B.V. (EUR) (r)	4.50%	10/28/34	2,383,426
945,000	TenneT Holding B.V. (EUR) (r)	2.75%	05/17/42	931,269
280,000	TenneT Holding B.V. (EUR) (r)	4.75%	10/28/42	342,089
				4,286,143
	Engineering & Construction — 0.0%
1,000,000	Heathrow Funding Ltd. (EUR) (r)	1.88%	03/14/34	888,702
	Entertainment — 0.1%
700,000	Banijay Entertainment SASU (e)	8.13%	05/01/29	724,613
899,000	Ontario Gaming GTA, L.P. (e)	8.00%	08/01/30	917,582
				1,642,195
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (e)	4.00%	08/01/28	1,284,846
750,000	GFL Environmental, Inc. (e)	3.50%	09/01/28	680,677
				1,965,523
	Food — 0.5%
1,900,000	ELO SACA (EUR) (r)	6.00%	03/22/29	2,059,887
4,617,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg S.A.R.L. (e)	6.75%	03/15/34	4,758,383
1,500,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	5.13%	02/01/28	1,470,716
1,700,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.	3.75%	12/01/31	1,446,633
				9,735,619
	Gas — 0.0%
680,000	National Gas Transmission PLC (EUR) (r)	4.25%	04/05/30	750,488
	Healthcare-Products — 0.0%
500,000	Medtronic Global Holdings SCA (EUR)	3.38%	10/15/34	530,257
300,000	Sartorius Finance B.V. (EUR) (r)	4.50%	09/14/32	335,177
				865,434
	Healthcare-Services — 0.1%
2,740,000	Kedrion S.p.A. (e)	6.50%	09/01/29	2,469,222
	Investment Companies — 0.1%
1,640,000	Gaci First Investment Co. (r)	5.25%	10/13/32	1,644,100
	Machinery-Diversified — 0.0%
222,000	Titan Acquisition Ltd. / Titan Co-Borrower LLC (e)	7.75%	04/15/26	222,178
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (m) (Continued)
	Media — 0.2%
$1,090,000	Tele Columbus AG (EUR) (r)	3.88%	05/02/25	$739,692
2,850,000	VZ Secured Financing B.V. (e)	5.00%	01/15/32	2,435,843
				3,175,535
	Mining — 0.2%
2,750,000	Corp. Nacional del Cobre de Chile (r)	5.13%	02/02/33	2,581,395
1,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT (r)	5.45%	05/15/30	981,260
				3,562,655
	Oil & Gas — 0.2%
570,000	Ecopetrol S.A.	8.88%	01/13/33	599,711
1,100,000	KazMunayGas National Co. JSC (r)	5.38%	04/24/30	1,068,292
1,000,000	KazMunayGas National Co. JSC (r)	3.50%	04/14/33	814,625
1,100,000	Pertamina Persero PT (e)	3.10%	08/27/30	971,244
170,000	Petroleos Mexicanos	6.35%	02/12/48	104,189
200,000	Saudi Arabian Oil Co. (e)	2.25%	11/24/30	167,730
				3,725,791
	Packaging & Containers — 0.1%
900,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	653,802
2,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	1,452,893
850,000	Trivium Packaging Finance B.V. (e)	8.50%	08/15/27	829,444
				2,936,139
	Pharmaceuticals — 0.2%
1,650,000	1375209 BC Ltd. (e)	9.00%	01/30/28	1,614,822
435,000	Grifols S.A. (EUR) (r)	3.88%	10/15/28	400,070
1,826,000	Grifols S.A. (e)	4.75%	10/15/28	1,522,702
365,000	Jazz Securities DAC (e)	4.38%	01/15/29	336,621
				3,874,215
	Pipelines — 0.2%
2,463,376	Galaxy Pipeline Assets Bidco Ltd. (e)	2.16%	03/31/34	2,115,902
400,000	QazaqGaz NC JSC (r)	4.38%	09/26/27	374,300
2,380,000	TMS Issuer Sarl (r)	5.78%	08/23/32	2,442,349
				4,932,551
	Real Estate — 0.2%
415,000	Annington Funding PLC (GBP) (r)	3.18%	07/12/29	463,877
380,000	Annington Funding PLC (GBP) (r)	2.31%	10/06/32	370,082
310,000	Annington Funding PLC (GBP) (r)	4.75%	08/09/33	361,835
400,000	Annington Funding PLC (GBP) (r)	3.69%	07/12/34	422,002
495,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (r)	1.00%	05/04/28	458,985
600,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (r)	1.75%	03/12/29	559,290
1,530,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (r)	1.63%	04/20/30	1,366,998
605,000	China Aoyuan Group Ltd. (r)	6.35%	02/08/24	13,612
200,000	China SCE Group Holdings Ltd. (p) (r)	7.00%	05/02/25	12,500
200,000	LEG Immobilien SE (EUR) (r)	1.50%	01/17/34	168,849
35,173	Sunac China Holdings Ltd. (e) (s)	6.00%	09/30/25	4,221
35,173	Sunac China Holdings Ltd. (e) (t)	6.25%	09/30/26	3,893
70,346	Sunac China Holdings Ltd. (e) (u)	6.50%	09/30/27	7,035
105,519	Sunac China Holdings Ltd. (e) (v)	6.75%	09/30/28	9,233
105,519	Sunac China Holdings Ltd. (e) (w)	7.00%	09/30/29	8,178
49,569	Sunac China Holdings Ltd. (e) (x)	7.25%	09/30/30	3,445
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (m) (Continued)
	Real Estate (Continued)
$200,000	Times China Holdings Ltd. (p) (r)	6.75%	07/08/25	$7,200
100,000	Vonovia Finance B.V. (EUR) (r)	2.25%	04/07/30	97,280
100,000	Vonovia SE (EUR) (r)	5.00%	11/23/30	112,506
800,000	Vonovia SE (EUR) (r)	0.75%	09/01/32	646,098
415,000	Zhenro Properties Group Ltd. (p) (r)	6.63%	01/07/26	7,134
				5,104,253
	Real Estate Investment Trusts — 0.1%
510,000	CapitaLand Ascendas REIT (EUR) (r)	0.75%	06/23/28	469,378
1,945,000	Digital Intrepid Holding B.V. (EUR) (r)	0.63%	07/15/31	1,629,756
				2,099,134
	Retail — 0.0%
345,000	1011778 BC ULC / New Red Finance, Inc. (e)	3.50%	02/15/29	311,362
	Savings & Loans — 0.1%
1,520,000	Nationwide Building Society (e) (n)	2.97%	02/16/28	1,406,966
	Software — 0.2%
3,695,000	Open Text Corp. (e)	6.90%	12/01/27	3,817,800
	Telecommunications — 0.1%
200,000	C&W Senior Financing DAC (e)	6.88%	09/15/27	188,711
1,500,000	Global Switch Finance B.V. (EUR) (r)	1.38%	10/07/30	1,481,380
609,000	Intelsat Jackson Holdings S.A. (e) (p)	6.50%	03/15/30	568,125
400,000	TDC Net A/S (EUR) (r)	6.50%	06/01/31	463,117
				2,701,333
	Water — 0.0%
750,000	Thames Water Utilities Finance PLC (EUR) (r)	4.38%	01/18/31	752,733
	Total Foreign Corporate Bonds and Notes			119,569,999
	(Cost $122,058,769)
FOREIGN SOVEREIGN BONDS AND NOTES — 2.3%
	Brazil — 0.2%
1,200,000	Brazilian Government International Bond	6.00%	10/20/33	1,189,850
2,850,000	Brazilian Government International Bond	6.13%	03/15/34	2,820,501
				4,010,351
	Colombia — 0.1%
1,154,000	Colombia Government International Bond	4.50%	03/15/29	1,054,875
1,450,000	Colombia Government International Bond	3.00%	01/30/30	1,190,737
524,000	Colombia Government International Bond	3.13%	04/15/31	414,894
200,000	Colombia Government International Bond	8.00%	04/20/33	209,475
				2,869,981
	Costa Rica — 0.0%
600,000	Costa Rica Government International Bond (r)	6.55%	04/03/34	619,854
	Dominican Republic — 0.2%
4,150,000	Dominican Republic International Bond (e)	4.50%	01/30/30	3,776,760
	Guatemala — 0.2%
800,000	Guatemala Government Bond (r)	5.25%	08/10/29	771,000
700,000	Guatemala Government Bond (r)	4.90%	06/01/30	666,050
2,217,000	Guatemala Government Bond (r)	3.70%	10/07/33	1,822,097
				3,259,147
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Hungary — 0.1%
$3,200,000	Hungary Government International Bond (e)	2.13%	09/22/31	$2,507,552
	Indonesia — 0.1%
1,000,000	Indonesia Government International Bond	4.85%	01/11/33	982,205
	Mexico — 0.3%
1,960,000	Mexico Government International Bond	2.66%	05/24/31	1,624,626
500,000	Mexico Government International Bond	4.75%	04/27/32	471,437
700,000	Mexico Government International Bond	3.50%	02/12/34	579,326
4,080,000	Mexico Government International Bond	6.35%	02/09/35	4,183,469
				6,858,858
	Oman — 0.2%
600,000	Oman Government International Bond (r)	6.75%	10/28/27	622,134
2,650,000	Oman Government International Bond (r)	5.63%	01/17/28	2,656,625
				3,278,759
	Panama — 0.2%
2,339,000	Panama Government International Bond	3.16%	01/23/30	1,929,771
1,733,000	Panama Government International Bond	2.25%	09/29/32	1,219,203
				3,148,974
	Paraguay — 0.2%
2,420,000	Paraguay Government International Bond (r)	4.95%	04/28/31	2,324,918
3,200,000	Paraguay Government International Bond (r)	3.85%	06/28/33	2,763,161
				5,088,079
	Peru — 0.1%
2,370,000	Peruvian Government International Bond	2.78%	01/23/31	2,020,219
550,000	Peruvian Government International Bond	1.86%	12/01/32	416,863
				2,437,082
	Philippines — 0.1%
1,950,000	Philippine Government International Bond	2.46%	05/05/30	1,682,664
	Poland — 0.0%
100,000	Republic of Poland Government International Bond	4.88%	10/04/33	98,075
	Romania — 0.1%
1,000,000	Romanian Government International Bond (e)	6.63%	02/17/28	1,029,006
2,350,000	Romanian Government International Bond (r)	3.00%	02/14/31	1,957,292
				2,986,298
	South Africa — 0.2%
1,693,000	Republic of South Africa Government International Bond	4.30%	10/12/28	1,527,611
200,000	Republic of South Africa Government International Bond	4.85%	09/30/29	179,938
2,083,000	Republic of South Africa Government International Bond	5.88%	06/22/30	1,935,488
400,000	Republic of South Africa Government International Bond	5.88%	04/20/32	361,540
				4,004,577
	United Arab Emirates — 0.0%
200,000	Finance Department Government of Sharjah (e)	6.50%	11/23/32	205,919
	Total Foreign Sovereign Bonds and Notes			47,815,135
	(Cost $49,326,179)

See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Rate (y)	Stated Maturity (z)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.3%
	Brokerage/Asset Managers/Exchanges — 0.0%
$984,339	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.94%	01/26/28	$983,286
	Consumer Cyclical Services — 0.0%
190,630	Match Group Holdings II LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.27%	02/16/27	190,392
	Electric — 0.1%
1,902,805	Calpine Corp., Term Loan B9, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	04/01/26	1,891,778
	Environmental — 0.0%
221,841	Patriot Container Corp., Term Loan, 1 Mo. CME Term SOFR + 7.75%, 1.00% Floor	13.09%	03/20/26	193,002
	Financial Other — 0.1%
1,217,994	Greystar Real Estate Partners LLC, Term Loan B1, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.58%	08/21/30	1,219,517
561,036	Trans Union LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	7.33%	12/01/28	561,286
				1,780,803
	Food and Beverage — 0.1%
563,030	Froneri US, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.00% Floor	7.68%	02/01/27	563,492
332,850	H-Food Holdings LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.69%, 0.00% Floor	9.29%	05/30/25	247,467
1,448,790	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.70%	01/24/29	1,369,106
473,922	Triton Water Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.86%	03/31/28	466,517
				2,646,582
	Gaming — 0.1%
351,887	Bally’s Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.83%	10/02/28	335,063
1,130,647	Caesars Entertainment, Inc., Term Loan B1, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	8.04%	02/06/31	1,131,122
912,879	Ontario Gaming GTA, L.P., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.60%	08/01/30	913,203
				2,379,388
	Healthcare — 0.2%
1,000,000	Bausch & Lomb Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.67%	05/10/27	992,030
470,269	Carestream Dental Technology, Inc., Term Loan B1, 3 Mo. LIBOR + 3.25%, 1.00% Floor	8.86%	09/01/24	413,447
1,500,000	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.45%	10/01/27	1,438,125
655,000	Star Parent, Inc., Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.35%	09/30/30	647,634
				3,491,236
	Industrial Other — 0.0%
653,480	Artera Services LLC, Term Loan, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.81%	02/10/31	655,931
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Rate (y)	Stated Maturity (z)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance — 0.1%
$1,450,034	Acrisure LLC, Term Loan B2, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	9.07%	02/15/27	$1,451,846
	Media Entertainment — 0.0%
258,987	Magnite, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.60%-9.82%	02/06/31	259,311
507,822	Research Now Group, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 1.00% Floor	11.07%	12/20/24	298,218
				557,529
	Midstream — 0.1%
1,000,000	Buckeye Partners, L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	11/02/26	1,001,600
	Natural Gas — 0.0%
667,706	NGL Energy Operating LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.83%	02/03/31	670,838
	Paper — 0.0%
26,861	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	05/06/27	26,458
	Pharmaceuticals — 0.2%
1,500,000	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.43%	11/15/27	1,473,938
2,009,772	Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.44%	05/05/28	2,014,796
				3,488,734
	Restaurants — 0.0%
317,717	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.69%	08/03/28	317,565
	Technology — 0.2%
2,662,468	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	9.11%	08/14/25	2,601,179
620,158	Renaissance Holding Corp., Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.58%	04/08/30	619,575
				3,220,754
	Wireless — 0.1%
529,368	CCI Buyer, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.35%	12/17/27	526,729
1,573,323	SBA Senior Finance II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	01/27/31	1,574,306
				2,101,035
	Wirelines — 0.0%
1,000,000	Frontier Communications Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.19%	10/08/27	997,680
	Total Senior Floating-Rate Loan Interests			28,046,437
	(Cost $28,068,266)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
25,000,000	Federal Home Loan Bank Discount Notes	(i)	05/15/24	24,725,555
	(Cost $24,729,385)
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE FOREIGN CORPORATE BONDS AND NOTES (m) — 0.0%
	Commercial Services — 0.0%
$619,200	Worldline S.A. (EUR) (r)	(i)	07/30/26	$602,473
	Real Estate — 0.0%
43,478	Sunac China Holdings Ltd. (e)	1.00%	09/30/32	2,826
	Total Convertible Foreign Corporate Bonds and Notes			605,299
	(Cost $595,070)
MUNICIPAL BONDS — 0.0%
	Colorado — 0.0%
220,000	City & Cnty of Denver Cnty Arpt Rev, Ser C	2.24%	11/15/30	188,655
	(Cost $220,000)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
15,769	Intelsat Jackson Emergence S.A. (d) (k) (l) (aa)	0
	(Cost $527,847)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 8.9%
31,820,000	U.S. Treasury Bill	(i)	04/16/24	31,605,240
64,335,000	U.S. Treasury Bill	(i)	04/18/24	63,883,368
60,805,000	U.S. Treasury Bill	(i)	04/23/24	60,332,343
19,340,000	U.S. Treasury Bill	(i)	04/25/24	19,183,976
13,215,000	U.S. Treasury Bill	(i)	05/16/24	13,069,036
	Total U.S. Treasury Bills			188,073,963
	(Cost $188,057,999)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
31,963,914	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (ab)	31,963,914
	(Cost $31,963,914)

	Total Investments — 111.8%	2,354,187,246
	(Cost $2,414,972,377)
	Net Other Assets and Liabilities — (11.8)%	(248,818,819)
	Net Assets — 100.0%	$2,105,368,427
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Forward Foreign Currency Contracts at February 29, 2024 (See Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 2/29/2024	Sale Value as of 2/29/2024	Unrealized Appreciation (Depreciation)
03/04/2024	Citi	EUR	203,083	USD	219,289	$219,529	$219,289	$240
04/12/2024	BNY	EUR	490,000	USD	528,328	530,561	528,328	2,233
04/12/2024	Citi	EUR	212,000	USD	231,060	229,549	231,060	(1,511)
04/12/2024	Citi	EUR	218,000	USD	236,912	236,046	236,912	(866)
04/12/2024	Citi	GBP	135,000	USD	170,907	170,456	170,907	(451)
04/12/2024	BNY	USD	447,423	EUR	413,000	447,423	447,188	235
04/12/2024	BOFA	USD	923,500	EUR	841,000	923,500	910,617	12,883
04/12/2024	BOFA	USD	463,007	EUR	421,000	463,007	455,850	7,157
04/12/2024	BOFA	USD	589,513	EUR	541,000	589,513	585,783	3,730
04/12/2024	BOFA	USD	110,800	EUR	103,000	110,800	111,526	(726)
04/12/2024	BOFA	USD	484,776	EUR	450,000	484,776	487,250	(2,474)
04/12/2024	BOFA	USD	1,113,938	EUR	1,028,000	1,113,938	1,113,097	841
04/12/2024	Citi	USD	439,402	EUR	400,000	439,402	433,112	6,290
04/12/2024	Citi	USD	1,283,360	EUR	1,166,000	1,283,360	1,262,520	20,840
04/12/2024	Citi	USD	18,507,634	EUR	16,809,000	18,507,634	18,200,430	307,204
04/12/2024	Citi	USD	735,645	EUR	670,000	735,645	725,462	10,183
04/12/2024	Citi	USD	731,888	EUR	664,000	731,888	718,965	12,923
04/12/2024	Citi	USD	191,777	EUR	176,000	191,777	190,569	1,208
04/12/2024	Citi	USD	388,666	EUR	356,000	388,666	385,469	3,197
04/12/2024	Citi	USD	169,413	EUR	155,000	169,413	167,831	1,582
04/12/2024	Citi	USD	446,532	EUR	412,000	446,532	446,105	427
04/12/2024	Citi	USD	485,758	EUR	447,000	485,758	484,002	1,756
04/12/2024	Citi	USD	1,049,143	EUR	967,000	1,049,143	1,047,047	2,096
04/12/2024	Citi	USD	219,545	EUR	203,000	219,545	219,804	(259)
04/12/2024	GSIL	USD	93,368	EUR	86,000	93,368	93,119	249
04/12/2024	Citi	USD	2,796,691	GBP	2,191,000	2,796,691	2,766,432	30,259
04/12/2024	Citi	USD	369,139	GBP	290,000	369,139	366,163	2,976
Net Unrealized Appreciation (Depreciation)								$422,222
Futures Contracts at February 29, 2024 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	1,117	Jun-2024	$228,705,750	$121,905
U.S. 5-Year Treasury Notes	Long	3,513	Jun-2024	375,561,656	(19,912)
Euro-Bobl Futures	Short	54	Mar-2024	(6,782,975)	81,871
Euro-Bund Future	Short	98	Mar-2024	(14,050,084)	145,305
Euro-Buxl 30 Year Bonds Futures	Short	13	Mar-2024	(1,870,952)	(14,928)
Long Gilt Futures	Short	21	Jun-2024	(2,600,215)	(18,864)
Ultra 10-Year U.S. Treasury Notes	Short	1,139	Jun-2024	(130,041,766)	(329,895)
Ultra U.S. Treasury Bond Futures	Short	480	Jun-2024	(61,380,000)	(71,789)
				$387,541,414	$(106,307)
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Interest Rate Swap Agreements at February 29, 2024 (See Note 2E - Swap Agreements in the Notes to Financial Statements):

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citadel Securities LLC	SOFR(1)	12/20/2053	$3,279,000	3.520%(1)	$64,888

(1)	The Fund pays the fixed rate and receives the floating rate. At February 29, 2024, the floating rate accrued is 5.32%.

(a)	Inverse floating rate security.
(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2024, securities noted as such amounted to $761,156,273 or
36.2% of net assets.

(f)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial Statements).
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(h)	Floating or variable rate security.
(i)	Zero coupon security.
(j)	When-issued security. The interest rate shown reflects the rate in effect at February 29, 2024. Interest will begin accruing on the security’s first settlement date.
(k)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 29, 2024, securities noted as such are valued at $517,950 or 0.0% of net assets.

(l)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(m)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(n)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 29, 2024.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(o)	Perpetual maturity.
(p)	This issuer is in default.
(q)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2K - Restricted Securities in the Notes to Financial Statements).

(r)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(s)
The issuer will pay interest on the bonds in cash or in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 5.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.00% per annum. The first interest payment is scheduled for March 30, 2024.

(t)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.25% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.75% per annum. The first interest payment is scheduled for March 30, 2024.

(u)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.50% per annum. The first interest payment is scheduled for March 30, 2024.

See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
(v)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 5.75% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 6.75% per annum. The first interest payment is scheduled for March 30, 2024.

(w)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 6.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 7.00% per annum. The first interest payment is scheduled for March 30, 2024.

(x)
The issuer will pay interest on the bonds in cash or in PIK interest. Interest paid in cash will accrue at the rate of 6.25% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 7.25% per annum. The first interest payment is scheduled for March 30, 2024.

(y)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the
U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(z)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(aa)	Non-income producing security.
(ab)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
BNY	– Bank of New York (The)
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security
USD	– United States Dollar
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$447,786,754	$—	$447,786,754	$—
Mortgage-Backed Securities	439,823,653	—	439,823,653	—
Asset-Backed Securities	403,601,175	—	403,083,225	517,950
Corporate Bonds and Notes*	369,374,908	—	369,374,908	—
U.S. Government Bonds and Notes	252,611,799	—	252,611,799	—
Foreign Corporate Bonds and Notes*	119,569,999	—	119,569,999	—
Foreign Sovereign Bonds and Notes**	47,815,135	—	47,815,135	—
Senior Floating-Rate Loan Interests	28,046,437	—	28,046,437	—
U.S. Government Agency Securities	24,725,555	—	24,725,555	—
Convertible Foreign Corporate Bonds and Notes	605,299	—	605,299	—
Municipal Bonds***	188,655	—	188,655	—
Common Stocks*	— ****	—	—	— ****
U.S. Treasury Bills	188,073,963	—	188,073,963	—
Money Market Funds	31,963,914	31,963,914	—	—
Total Investments	2,354,187,246	31,963,914	2,321,705,382	517,950
Forward Foreign Currency Contracts	428,509	—	428,509	—
Futures Contracts*****	349,081	349,081	—	—
Interest Rate Swap Agreements	64,888	—	64,888	—
Total	$2,355,029,724	$32,312,995	$2,322,198,779	$517,950

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(6,287)	$—	$(6,287)	$—
Futures Contracts*****	(455,388)	(455,388)	—	—
Total	$(461,675)	$(455,388)	$(6,287)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****	Investment is valued at $0.
*****
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments
February 29, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 69.5%
	Collateralized Mortgage Obligations — 6.0%
	Federal Home Loan Mortgage Corporation
$11,516	Series 3071, Class TF, 30 Day Average SOFR + CSA + 0.30% (a)	5.74%	04/15/35	$11,501
85,668	Series 360, Class 250	2.50%	11/15/47	75,598
23,982	Series 3778, Class L	3.50%	12/15/25	23,563
36,210	Series 4993, Class OP, PO	(b)	10/25/58	33,147
925,000	Series 5210, Class LB	3.00%	08/25/50	707,446
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
607,348	Series 2021-HQA1, Class M2, 30 Day Average SOFR + 2.25% (a) (c)	7.57%	08/25/33	619,305
550,000	Series 2022-DNA1, Class M1B, 30 Day Average SOFR + 1.85% (a) (c)	7.17%	01/25/42	552,608
	Federal National Mortgage Association
94,809	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (a)	5.87%	07/25/36	94,016
75,053	Series 2011-47, Class GF, 30 Day Average SOFR + CSA + 0.57% (a)	6.01%	06/25/41	74,469
101,653	Series 2018-50, Class BA	3.00%	07/25/48	89,196
71,525	Series 2019-67, Class FE, 30 Day Average SOFR + CSA + 0.45% (a)	5.89%	11/25/49	69,426
1,403,826	Series 2019-68, Class US, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (d)	0.56%	11/25/49	170,331
3,925	Series 2018-86, Class JA	4.00%	05/25/47	3,774
	Government National Mortgage Association
1,131,760	Series 2012-34, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.05% (d)	0.62%	03/20/42	121,933
1,699,274	Series 2013-25, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (d)	0.77%	02/20/43	184,750
717,941	Series 2014-57, Class PS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (d)	0.77%	04/20/44	81,266
390,637	Series 2023-113, Class FD, 30 Day Average SOFR + 1.35%, 6.50% Cap (a)	6.50%	08/20/53	391,235
392,828	Series 2023-116, Class FL, 30 Day Average SOFR + 1.15% (a)	6.47%	08/20/53	394,065
				3,697,629
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
1,000,000	Series K732, Class X3, IO (e)	2.17%	05/25/46	27,534
	FREMF Mortgage Trust
21,686,166	Series 2017-K726, Class X2B, IO (c)	0.10%	07/25/49	2,002
				29,536
	Pass-Through Securities — 63.4%
	Federal Home Loan Mortgage Corporation
46,817	Pool G08681	3.50%	12/01/45	42,502
24,318	Pool G08792	3.50%	12/01/47	22,023
87,082	Pool G60659	3.50%	08/01/46	79,440
103,987	Pool G61748	3.50%	11/01/48	94,930
119,260	Pool G67706	3.50%	12/01/47	108,890
153,201	Pool G67710	3.50%	03/01/48	139,646
990,622	Pool QC8921	2.50%	10/01/51	822,907
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,460,803	Pool QD7088	2.00%	02/01/52	$1,159,529
399,902	Pool QE4038	3.00%	06/01/52	342,503
292,813	Pool RA5552	3.00%	07/01/51	252,717
1,013,410	Pool RA7659	3.50%	07/01/52	902,639
700,323	Pool RA7773	4.00%	08/01/52	645,000
104,424	Pool SD0499	3.00%	08/01/50	91,020
995,065	Pool SD0956	2.50%	04/01/52	824,175
479,969	Pool SD1382	4.00%	08/01/52	442,215
421,504	Pool SD2190	4.50%	10/01/52	399,139
52,866	Pool SD7502	3.50%	07/01/49	48,129
109,713	Pool SD7511	3.50%	01/01/50	99,497
67,816	Pool SD7513	3.50%	04/01/50	61,546
202,954	Pool SD8211	2.00%	05/01/52	159,821
311,410	Pool SD8212	2.50%	05/01/52	256,205
69,078	Pool ZM1779	3.00%	09/01/46	60,418
	Federal National Mortgage Association
24,781	Pool BE3619	4.00%	05/01/47	23,311
285,598	Pool BQ1163	2.00%	08/01/50	226,425
572,316	Pool BQ1226	2.00%	09/01/50	452,938
676,444	Pool BU9074	2.00%	01/01/52	536,953
66,473	Pool BV4119	2.50%	03/01/52	54,825
1,297,454	Pool BV8477	3.00%	05/01/52	1,115,004
646,544	Pool BV9960	4.00%	06/01/52	597,390
310,328	Pool BW6293	4.50%	08/01/52	293,958
539,779	Pool BW9886	4.50%	10/01/52	511,307
209,114	Pool BW9888	4.00%	10/01/52	192,555
48,374	Pool CA0995	3.50%	01/01/48	43,456
529,827	Pool CA5689	3.00%	05/01/50	462,192
1,117,333	Pool CB2411	2.50%	12/01/51	927,912
497,321	Pool CB2430	3.00%	12/01/51	426,392
811,119	Pool CB2610	2.00%	01/01/52	639,811
535,373	Pool CB2802	2.00%	02/01/52	422,309
1,178,477	Pool CB3151	2.00%	03/01/52	929,157
1,042,396	Pool CB3486	3.50%	05/01/52	928,638
114,276	Pool CB4365	3.50%	08/01/52	101,802
60,667	Pool FM2870	3.00%	03/01/50	52,923
1,342,857	Pool FS0139	2.50%	01/01/52	1,112,404
406,406	Pool FS3160	3.00%	06/01/52	348,318
187,946	Pool FS3275	3.00%	04/01/52	161,081
929,466	Pool FS3781	2.00%	11/01/51	736,168
458,050	Pool MA4511	2.00%	01/01/52	361,252
172,185	Pool MA4562	2.00%	03/01/52	135,596
115,508	Pool MA4732	4.00%	09/01/52	106,372
3,275,000	Pool TBA (f)	2.00%	03/15/54	2,574,072
2,575,000	Pool TBA (f)	2.50%	03/15/54	2,115,991
625,000	Pool TBA (f)	3.00%	03/15/54	534,657
800,000	Pool TBA (f)	3.50%	03/15/54	711,774
1,075,000	Pool TBA (f)	4.00%	03/15/54	989,141
1,350,000	Pool TBA (f)	4.50%	03/15/54	1,278,023
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$2,575,000	Pool TBA (f)	5.00%	03/15/54	$2,497,349
2,225,000	Pool TBA (f)	5.50%	03/15/54	2,201,257
300,000	Pool TBA (f)	4.00%	04/15/54	276,180
	Government National Mortgage Association
41,248	Pool MA3873	3.00%	08/20/46	36,662
51,290	Pool MA4382	3.50%	04/20/47	47,005
38,315	Pool MA4778	3.50%	10/20/47	35,092
26,728	Pool MA4779	4.00%	10/20/47	25,144
788,317	Pool MA7534	2.50%	08/20/51	667,872
842,951	Pool MA7589	2.50%	09/20/51	714,156
786,814	Pool MA7705	2.50%	11/20/51	666,529
819,978	Pool MA7767	2.50%	12/20/51	694,689
550,000	Pool TBA (f)	2.50%	03/15/54	465,580
1,375,000	Pool TBA (f)	4.50%	03/15/54	1,313,185
1,425,000	Pool TBA (f)	5.00%	03/15/54	1,392,026
1,075,000	Pool TBA (f)	5.50%	03/15/54	1,067,987
				39,259,711
	Total U.S. Government Agency Mortgage-Backed Securities			42,986,876
	(Cost $44,885,439)
MORTGAGE-BACKED SECURITIES (g) — 25.1%
	Collateralized Mortgage Obligations — 15.7%
	Alternative Loan Trust
197,068	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	06/25/35	170,240
128,273	Series 2007-5CB, Class 1A11	6.00%	04/25/37	69,911
110,899	Series 2007-15CB, Class A5	5.75%	07/25/37	64,164
296,196	Series 2007-HY8C, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.76%	09/25/47	263,914
	American Home Mortgage Assets Trust
97,309	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	6.05%	10/25/46	78,917
	Banc of America Funding Trust
107,564	Series 2007-C, Class 7A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	5.85%	05/20/47	96,502
	BCAP LLC Trust
81,550	Series 2006-AA2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.34% (a)	5.78%	01/25/37	72,873
	Bear Stearns ALT-A Trust
480,189	Series 2006-1, Class 21A2 (e)	4.48%	02/25/36	328,971
	Bear Stearns ARM Trust
123,036	Series 2005-1, Class 2A1 (e)	4.83%	03/25/35	108,960
	CHL Mortgage Pass-Through Trust
186,422	Series 2004-25, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (a)	6.12%	02/25/35	155,102
101,744	Series 2007-20, Class A1	6.50%	01/25/38	47,908
	CIM Trust
450,000	Series 2023-R3, Class A1B (c)	4.50%	01/25/63	314,459
185,402	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	166,388
	Citigroup Mortgage Loan Trust
247,607	Series 2009-10, Class 2A2 (c)	7.00%	12/25/35	176,645
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust
$528,706	Series 2014-8R, Class 3A2 (c) (e)	5.10%	02/27/36	$388,699
252,151	Series 2020-RPL2, Class A12 (c)	3.53%	02/25/60	252,370
356,821	Series 2021-RP11, Class PT (c)	3.76%	10/25/61	244,151
429,729	Series 2021-RPL4, Class A1 (c)	1.80%	12/27/60	417,155
	CSMCM Trust
24,895	Series 2021-RP11 (c)	3.78%	10/27/61	18,480
	Deutsche Alt-A Securities Mortgage Loan Trust
169,190	Series 2007-3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.75% (a)	6.19%	10/25/47	120,005
	GreenPoint Mortgage Funding Trust
149,656	Series 2005-AR4, Class G41B, 1 Mo. CME Term SOFR + CSA + 0.20% (a)	5.64%	10/25/45	137,652
	GSR Mortgage Loan Trust
230,538	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	5.96%	08/25/46	57,708
	IndyMac INDX Mortgage Loan Trust
120,941	Series 2005-AR29, Class A1 (e)	3.84%	01/25/36	97,188
62,080	Series 2006-AR3, Class 2A1A (e)	3.80%	03/25/36	44,254
549,556	Series 2006-AR13, Class A3 (e)	3.82%	07/25/36	386,371
130,813	Series 2006-AR19, Class 5A2 (e)	3.90%	08/25/36	98,401
448,681	Series 2006-AR31, Class A3 (e)	3.83%	11/25/36	403,369
707,565	Series 2007-AR21, Class 6A1 (e)	3.84%	09/25/37	473,231
	Lehman XS Trust
483,515	Series 2006-10N, Class 1A4A, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	6.04%	07/25/46	325,260
161,243	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	5.84%	07/25/47	154,614
	LHOME Mortgage Trust
128,938	Series 2021-RTL3, Class A1, steps up to 3.36% on 04/25/24 (c) (h)	2.36%	09/25/26	126,994
	MASTR Adjustable Rate Mortgages Trust
478,451	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	5.88%	12/25/46	329,045
800,000	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (a)	6.54%	09/25/37	350,600
	RALI Trust
398,388	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.74%	08/25/35	295,521
3,222,305	Series 2006-QO2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.44% (a)	5.88%	02/25/46	623,624
178,370	Series 2006-QS7, Class A2	6.00%	06/25/36	134,984
281,452	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.82%	05/25/37	246,942
86,717	Series 2007-QS1, Class 1A4	6.00%	01/25/37	65,916
144,450	Series 2007-QS2, Class A4	6.25%	01/25/37	115,651
	RFMSI Trust
528,302	Series 2006-S10, Class 1A1	6.00%	10/25/36	395,426
	Structured Asset Mortgage Investments II Trust
128,644	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	6.54%	02/25/36	106,764
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments II Trust (Continued)
$573,615	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	5.82%	07/25/46	$396,496
96,783	Series 2006-AR7, Class A1BG, 1 Mo. CME Term SOFR + CSA + 0.12% (a)	5.56%	08/25/36	81,775
363,489	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.18% (a)	5.80%	01/25/37	303,655
26,594	Series 2007-AR3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.19% (a)	5.63%	09/25/47	23,544
	WaMu Mortgage Pass-Through Certificates Trust
47,689	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	6.08%	02/25/46	41,450
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
594,072	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	6.04%	08/25/46	321,753
				9,694,002
	Commercial Mortgage-Backed Securities — 9.4%
	BBCMS Mortgage Trust
545,000	Series 2020-BID, Class D, 1 Mo. CME Term SOFR + CSA + 4.63% (a) (c)	10.06%	10/15/37	527,253
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (c)	4.14%	07/15/53	106,038
	BWAY Mortgage Trust
16,951,810	Series 2013-1515, Class XA, IO (c) (e)	0.52%	03/10/33	49,150
	BX Commercial Mortgage Trust
195,483	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (c)	9.32%	10/15/38	192,406
	BX Trust
605,000	Series 2021-VIEW, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (a) (c)	7.23%	06/15/36	585,089
	Citigroup Commercial Mortgage Trust
4,267,040	Series 2016-P3, Class XA, IO (e)	1.65%	04/15/49	90,851
	COMM Mortgage Trust
15,957,354	Series 2014-UBS3, Class XA, IO (e) (i)	1.03%	06/10/47	932
938,014	Series 2012-CR4, Class XA, IO (e) (i)	1.14%	10/15/45	57
19,733,012	Series 2014-CR16, Class XA, IO (e) (i)	0.84%	04/10/47	949
11,151,000	Series 2014-UBS3, Class XB, IO (c) (e)	0.32%	06/10/47	242
7,000,000	Series 2015-LC21, Class XE, IO (c) (e)	1.07%	07/10/48	93,038
35,000	Series 2020-CX, Class E (c) (e)	2.68%	11/10/46	22,675
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (c) (e)	3.28%	12/15/41	157,423
	CSAIL Commercial Mortgage Trust
2,593,677	Series 2016-C5, Class XA, IO (e)	0.89%	11/15/48	29,936
	DBUBS Mortgage Trust
120,000	Series 2017-BRBK, Class A (c)	3.45%	10/10/34	111,917
	DROP Mortgage Trust
386,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (c)	7.13%	10/15/43	357,054
	Frost CMBS DAC
788,288	Series 2021-1A, Class GBB, SONIA + 1.65% (GBP) (a) (c)	6.87%	11/20/33	939,900
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Grace Trust
$1,000,000	Series 2020-GRCE, Class X, IO (c) (e)	0.30%	12/10/40	$17,027
	GS Mortgage Securities Trust
1,266,274	Series 2011-GC5, Class XA, IO (c) (e)	0.00%	08/10/44	13
27,573,407	Series 2015-GC28, Class XA, IO (e)	0.96%	02/10/48	118,378
	JP Morgan Chase Commercial Mortgage Securities Trust
87,476	Series 2013-LC11, Class XA, IO (e)	0.99%	04/15/46	4
5,668,026	Series 2014-C20, Class XA, IO (e) (i)	0.68%	07/15/47	425
	JPMBB Commercial Mortgage Securities Trust
782,219	Series 2015-C32, Class XA, IO (e)	1.11%	11/15/48	7,226
	JPMCC Commercial Mortgage Securities Trust
9,877,176	Series 2017-JP5, Class XA, IO (e)	0.81%	03/15/50	177,575
	JPMDB Commercial Mortgage Securities Trust
5,349,265	Series 2016-C2, Class XA, IO (e)	1.48%	06/15/49	124,537
	Last Mile Logistics Pan Euro Finance DAC
363,287	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (EUR) (a) (c)	6.62%	08/17/33	374,817
	Morgan Stanley Bank of America Merrill Lynch Trust
8,968,852	Series 2015-C20, Class XA, IO (e)	1.23%	02/15/48	37,215
28,458,892	Series 2015-C25, Class XA, IO (e)	1.03%	10/15/48	279,002
	SFAVE Commercial Mortgage Securities Trust
479,000	Series 2015-5AVE, Class A2A (c) (e)	3.66%	01/05/43	375,690
340,000	Series 2015-5AVE, Class A2B (c) (e)	4.14%	01/05/43	268,368
	SLG Office Trust
385,000	Series 2021-OVA, Class G (c)	2.85%	07/15/41	251,597
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (e) (j)	0.00%	01/15/39	110
	Wells Fargo Commercial Mortgage Trust
7,186,761	Series 2015-C26, Class XA, IO (e)	1.17%	02/15/48	47,913
12,819,902	Series 2015-C27, Class XA, IO (e)	0.82%	02/15/48	59,404
26,887,448	Series 2015-C28, Class XA, IO (e)	0.57%	05/15/48	115,694
1,769,177	Series 2015-LC22, Class XA, IO (e)	0.73%	09/15/58	15,510
3,530,145	Series 2016-C33, Class XA, IO (e)	1.56%	03/15/59	83,905
5,823,000	Series 2016-C37, Class XEF, IO (c) (e)	1.60%	12/15/49	208,264
	WFRBS Commercial Mortgage Trust
886,032	Series 2014-C22, Class XA, IO (e)	0.76%	09/15/57	1,526
4,720,905	Series 2014-C24, Class XA, IO (e)	0.83%	11/15/47	8,928
				5,838,038
	Total Mortgage-Backed Securities			15,532,040
	(Cost $19,432,526)
ASSET-BACKED SECURITIES — 23.4%
	AMSR Trust
572,000	Series 2020-SFR1, Class F (c)	3.57%	04/17/37	549,335
355,000	Series 2020-SFR3, Class G (c)	4.99%	09/17/37	340,075
	Ares LXII CLO Ltd.
700,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.24%	01/25/34	701,034
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
380,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (a)	6.13%	11/25/35	319,401
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	BCRED CLO LLC
$250,000	Series 2023-1A, Class A, 3 Mo. CME Term SOFR + 2.30% (a) (c)	7.68%	01/20/36	$252,625
	Boyce Park CLO Ltd.
375,000	Series 2022-1A, Class M2, IO (c)	0.00%	04/21/35	16,513
350,000	Series 2022-1A, Class SUB (c)	0.00%	04/21/35	257,859
	CIFC Funding Ltd.
300,000	Series 2022-2A, Class INCB (c)	0.00%	04/19/35	222,898
	CoreVest American Finance Trust
2,413,533	Series 2021-2, Class XA, IO (c) (e)	2.99%	07/15/54	158,839
	Credit-Based Asset Servicing and Securitization LLC
124,980	Series 2007-CB6, Class A1, 1 Mo. CME Term SOFR + CSA + 0.12% (a) (c)	5.56%	07/25/37	81,127
	Dryden CLO Ltd.
315,000	Series 2019-72A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.22%	05/15/32	315,449
	Elmwood CLO VI Ltd.
600,000	Series 2020-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.23%	10/20/34	601,950
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	05/25/36	472,543
	Flexential Issuer
300,000	Series 2021-1A, Class A2 (c)	3.25%	11/27/51	271,675
	Golub Capital Partners CLO 42M-R
175,000	Series 2019-42RA, Class A2R, 3 Mo. CME Term SOFR + 2.75% (a) (c)	8.07%	01/20/36	176,575
	Golub Capital Partners CLO, L.P.
350,000	Series 2021-54A, Class A, 3 Mo. CME Term SOFR + CSA + 1.53% (a) (c)	7.06%	08/05/33	349,998
	HSI Asset Securitization Corp. Trust
199,090	Series 2006-WMC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	5.94%	07/25/36	87,776
	JP Morgan Mortgage Acquisition Trust
1,354,317	Series 2006-WMC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	5.74%	07/25/36	579,016
	Madison Park Funding XLV Ltd.
325,000	Series 2020-45A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (c)	7.28%	07/15/34	325,938
	Mastr Asset Backed Securities Trust
435,500	Series 2007-HE1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.72%	05/25/37	343,130
	Merrill Lynch First Franklin Mortgage Loan Trust
318,138	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.72%	04/25/37	135,794
600,457	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	5.70%	06/25/37	463,651
	Merrill Lynch Mortgage Investors Trust
1,087,140	Series 2006-HE6, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.10%	11/25/37	377,271
400,000	Series 2006-OPT1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	08/25/37	307,331
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Morgan Stanley Capital I, Inc., Trust
$13,121	Series 2006-NC2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	6.02%	02/25/36	$12,913
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 30 Day Average SOFR + CSA + 1.50% (a)	6.94%	10/25/58	301,211
975,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (a) (c)	6.99%	07/25/68	937,408
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 90 Day Average SOFR + CSA + 0.28% (a)	5.89%	09/22/35	301,235
	Oakwood Mortgage Investors, Inc.
584,475	Series 1999-C, Class A2	7.48%	08/15/27	462,602
582,662	Series 2001-C, Class A2	5.92%	06/15/31	52,711
	Ownit Mortgage Loan Trust
609,961	Series 2006-6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.76%	09/25/37	270,192
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (c)	7.18%	10/20/31	150,488
	PRET LLC
340,685	Series 2022-RN1, Class A1, steps up to 6.72% on 02/25/25 (c) (h)	3.72%	07/25/51	331,897
	Progress Residential
360,000	Series 2021-SFR1, Class H (c)	5.00%	04/17/38	326,256
	PRPM LLC
318,456	Series 2021-11, Class A1, steps up to 5.49% on 11/25/24 (c) (h)	2.49%	11/25/26	312,479
284,655	Series 2021-3, Class A1, steps up to 4.87% on 04/25/24 (c) (h)	1.87%	04/25/26	279,738
	Sabey Data Center Issuer LLC
650,000	Series 2020-1, Class A2 (c)	3.81%	04/20/45	628,520
	Saxon Asset Securities Trust
57,087	Series 2005-1, Class M2, 1 Mo. CME Term SOFR + CSA + 0.72% (a)	6.15%	05/25/35	53,412
	Securitized Asset Backed Receivables LLC Trust
40,760	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	03/25/36	39,985
323,154	Series 2007-NC2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	5.72%	01/25/37	278,136
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.47%	04/25/73	65,466
65,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	7.47%	07/25/73	64,648
	Soundview Home Loan Trust
175,717	Series 2007-OPT3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.17% (a)	5.61%	08/25/37	146,923
	Specialty Underwriting & Residential Finance Trust
1,127,524	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	5.92%	09/25/37	791,217
	Stratus CLO Ltd.
385,000	Series 2021-3A, Class SUB (c)	0.00%	12/29/29	239,709
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Structured Asset Securities Corp. Mortgage Loan Trust
$18,954	Series 2006-OPT1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.18% (a)	5.62%	04/25/36	$18,696
	Textainer Marine Containers VII Ltd.
68,908	Series 2020-3A, Class A (c)	2.11%	09/20/45	62,096
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (c)	7.23%	06/07/30	175,263
	Wachovia Student Loan Trust
499,477	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (a) (c)	5.86%	04/25/40	467,366
	Total Asset-Backed Securities			14,478,370
	(Cost $16,434,897)
U.S. GOVERNMENT BONDS AND NOTES — 1.8%
40,000	U.S. Treasury Bond	4.25%	02/15/54	39,259
260,000	U.S. Treasury Note	4.63%	02/28/26	259,990
385,000	U.S. Treasury Note	4.00%	01/31/29	380,609
360,000	U.S. Treasury Note	4.25%	02/28/29	360,070
95,000	U.S. Treasury Note	4.00%	02/15/34	93,152
	Total U.S. Government Bonds and Notes			1,133,080
	(Cost $1,131,451)
U.S. TREASURY BILLS — 4.0%
2,515,000	U.S. Treasury Bill	(b)	05/16/24	2,487,221
	(Cost $2,486,890)

Shares	Description	Value
MONEY MARKET FUNDS — 4.1%
2,537,000	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (k)	2,537,000
	(Cost $2,537,000)

	Total Investments — 127.9%	79,154,587
	(Cost $86,908,203)
	Net Other Assets and Liabilities — (27.9)%	(17,243,053)
	Net Assets — 100.0%	$61,911,534
Forward Foreign Currency Contracts at February 29, 2024 (See Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 2/29/2024	Sale Value as of 2/29/2024	Unrealized Appreciation (Depreciation)
04/12/2024	GSIL	EUR	553,000	USD	598,958	$598,777	$598,958	$(181)
04/12/2024	GSIL	USD	970,871	EUR	884,000	970,871	957,177	13,694
04/12/2024	Citi	USD	954,781	GBP	748,000	954,781	944,451	10,330
Net Unrealized Appreciation (Depreciation)								$23,843
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Futures Contracts at February 29, 2024 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	49	Jun-2024	$10,032,750	$5,321
U.S. 5-Year Treasury Notes	Long	52	Jun-2024	5,559,125	(442)
Ultra 10-Year U.S. Treasury Notes	Long	53	Jun-2024	6,051,109	11,916
Ultra U.S. Treasury Bond Futures	Long	4	Jun-2024	511,500	4,812
				$22,154,484	$21,607

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2024, securities noted as such amounted to $16,450,327 or
26.6% of net assets.

(d)	Inverse floating rate security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial Statements).
(g)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2K - Restricted Securities in the Notes to Financial Statements).

(k)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
TBA	– To-Be-Announced Security
USD	– United States Dollar
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$42,986,876	$—	$42,986,876	$—
Mortgage-Backed Securities	15,532,040	—	15,532,040	—
Asset-Backed Securities	14,478,370	—	14,478,370	—
U.S. Government Bonds and Notes	1,133,080	—	1,133,080	—
U.S. Treasury Bills	2,487,221	—	2,487,221	—
Money Market Funds	2,537,000	2,537,000	—	—
Total Investments	79,154,587	2,537,000	76,617,587	—
Forward Foreign Currency Contracts	24,024	—	24,024	—
Futures Contracts*	22,049	22,049	—	—
Total	$79,200,660	$2,559,049	$76,641,611	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(181)	$—	$(181)	$—
Futures Contracts*	(442)	(442)	—	—
Total	$(623)	$(442)	$(181)	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments
February 29, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 68.0%
	Angola — 1.9%
$200,000	Angolan Government International Bond (b)	8.25%	05/09/28	$184,375
200,000	Angolan Government International Bond (c)	8.00%	11/26/29	178,130
400,000	Angolan Government International Bond (c)	9.13%	11/26/49	321,910
				684,415
	Argentina — 1.9%
549,220	Argentine Republic Government International Bond, steps up to 1.75% on 07/09/27 (d)	0.75%	07/09/30	253,053
406,038	Argentine Republic Government International Bond, steps up to 4.13% on 07/10/24 (d)	3.63%	07/09/35	151,304
157,072	Argentine Republic Government International Bond, steps up to 5.00% on 07/10/24 (d)	4.25%	01/09/38	65,721
544,157	Argentine Republic Government International Bond, steps up to 4.88% on 07/10/29 (d)	3.50%	07/09/41	196,580
				666,658
	Azerbaijan — 0.5%
200,000	Republic of Azerbaijan International Bond (c)	3.50%	09/01/32	168,990
	Bahamas — 0.9%
140,000	Bahamas Government International Bond (c)	6.95%	11/20/29	123,060
200,000	Bahamas Government International Bond (c)	8.95%	10/15/32	188,500
				311,560
	Bahrain — 2.3%
400,000	Bahrain Government International Bond (c)	6.75%	09/20/29	400,426
200,000	Bahrain Government International Bond (c)	5.63%	05/18/34	178,068
225,000	Bahrain Government International Bond (b)	7.50%	02/12/36	228,701
				807,195
	Benin — 0.5%
200,000	Benin Government International Bond (b)	7.96%	02/13/38	194,202
	Brazil — 1.0%
200,000	Brazilian Government International Bond	6.13%	03/15/34	197,930
200,000	Brazilian Government International Bond	5.00%	01/27/45	158,930
				356,860
	Chile — 1.1%
200,000	Chile Government International Bond	4.95%	01/05/36	193,370
240,000	Chile Government International Bond	3.86%	06/21/47	188,673
				382,043
	Colombia — 2.3%
200,000	Colombia Government International Bond	7.50%	02/02/34	202,283
200,000	Colombia Government International Bond	8.00%	11/14/35	207,927
415,000	Colombia Government International Bond	7.38%	09/18/37	408,572
				818,782
	Costa Rica — 1.0%
350,000	Costa Rica Government International Bond (b)	7.30%	11/13/54	369,687
	Dominican Republic — 2.8%
150,000	Dominican Republic International Bond (b)	5.50%	02/22/29	145,436
675,000	Dominican Republic International Bond (b)	4.50%	01/30/30	614,292
250,000	Dominican Republic International Bond (b)	4.88%	09/23/32	222,809
				982,537
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ecuador — 1.1%
$108,118	Ecuador Government International Bond, steps up to 6.90% on 08/01/24 (c) (d)	6.00%	07/31/30	$66,227
407,746	Ecuador Government International Bond, steps up to 5.50% on 08/01/24 (b) (d)	3.50%	07/31/35	196,000
328,482	Ecuador Government International Bond, steps up to 5.00% on 07/31/24 (c) (d)	2.50%	07/31/40	144,204
				406,431
	Egypt — 3.9%
300,000	Egypt Government International Bond (c)	7.60%	03/01/29	272,377
400,000	Egypt Government International Bond (b)	7.05%	01/15/32	331,733
616,000	Egypt Government International Bond (c)	7.30%	09/30/33	504,436
400,000	Egypt Government International Bond (c)	7.50%	02/16/61	283,911
				1,392,457
	El Salvador — 1.2%
232,000	El Salvador Government International Bond (c)	6.38%	01/18/27	200,825
115,000	El Salvador Government International Bond (c)	8.25%	04/10/32	95,887
25,000	El Salvador Government International Bond (c)	7.65%	06/15/35	19,063
150,000	El Salvador Government International Bond (c)	9.50%	07/15/52	125,437
				441,212
	Gabon — 0.9%
400,000	Gabon Government International Bond (c)	6.63%	02/06/31	327,086
	Ghana — 1.0%
200,000	Ghana Government International Bond (c)	7.75%	04/07/29	86,610
250,000	Ghana Government International Bond (c)	7.63%	05/16/29	108,018
200,000	Ghana Government International Bond (c)	8.63%	04/07/34	86,068
200,000	Ghana Government International Bond (c)	8.88%	05/07/42	85,610
				366,306
	Guatemala — 2.1%
200,000	Guatemala Government Bond (c)	5.25%	08/10/29	192,750
200,000	Guatemala Government Bond (c)	4.90%	06/01/30	190,300
200,000	Guatemala Government Bond (c)	5.38%	04/24/32	191,414
200,000	Guatemala Government Bond (b)	3.70%	10/07/33	164,375
				738,839
	Hungary — 2.5%
299,000	Hungary Government International Bond (b)	5.25%	06/16/29	294,108
200,000	Hungary Government International Bond (c)	5.50%	06/16/34	194,789
200,000	Hungary Government International Bond (b)	6.75%	09/25/52	212,593
200,000	Magyar Export-Import Bank Zrt (b)	6.13%	12/04/27	201,183
				902,673
	Indonesia — 2.2%
225,000	Indonesia Government International Bond	4.40%	03/10/29	219,850
200,000	Indonesia Government International Bond	2.85%	02/14/30	177,729
200,000	Indonesia Government International Bond	4.70%	02/10/34	194,691
240,000	Perusahaan Penerbit SBSN Indonesia III (c)	2.55%	06/09/31	204,400
				796,670
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ivory Coast (Cote d’Ivoire) — 1.0%
$200,000	Ivory Coast Government International Bond (c)	6.13%	06/15/33	$175,823
200,000	Ivory Coast Government International Bond (b)	8.25%	01/30/37	195,679
				371,502
	Jamaica — 0.3%
100,000	Jamaica Government International Bond	8.00%	03/15/39	117,778
	Jordan — 1.7%
200,000	Jordan Government International Bond (b)	7.75%	01/15/28	202,488
200,000	Jordan Government International Bond (b)	7.50%	01/13/29	198,017
200,000	Jordan Government International Bond (c)	7.50%	01/13/29	198,017
				598,522
	Kenya — 1.0%
200,000	Republic of Kenya Government International Bond (c)	7.00%	05/22/27	191,992
200,000	Republic of Kenya Government International Bond (c)	6.30%	01/23/34	157,738
				349,730
	Mexico — 1.5%
200,000	Mexico Government International Bond	6.35%	02/09/35	205,072
350,000	Mexico Government International Bond	6.34%	05/04/53	341,923
				546,995
	Morocco — 0.6%
200,000	Morocco Government International Bond (b)	5.95%	03/08/28	202,223
	Mozambique — 0.5%
200,000	Mozambique International Bond, steps up to 9.00% on 09/16/31 (c) (d)	9.00%	09/15/31	168,787
	Nigeria — 1.9%
200,000	Nigeria Government International Bond (b)	6.13%	09/28/28	176,108
370,000	Nigeria Government International Bond (c)	8.38%	03/24/29	351,500
200,000	Nigeria Government International Bond (b)	7.70%	02/23/38	161,473
				689,081
	Oman — 2.8%
400,000	Oman Government International Bond (c)	6.00%	08/01/29	406,060
593,000	Oman Government International Bond (c)	6.25%	01/25/31	608,225
				1,014,285
	Pakistan — 0.9%
200,000	Pakistan Government International Bond (b)	6.00%	04/08/26	161,084
200,000	Pakistan Government International Bond (c)	6.88%	12/05/27	153,897
				314,981
	Panama — 2.9%
200,000	Panama Government International Bond	3.16%	01/23/30	165,008
200,000	Panama Government International Bond	7.50%	03/01/31	205,534
550,000	Panama Government International Bond	2.25%	09/29/32	386,937
450,000	Panama Government International Bond	4.50%	04/16/50	293,064
				1,050,543
	Paraguay — 1.2%
255,000	Paraguay Government International Bond (c)	3.85%	06/28/33	220,189
200,000	Paraguay Government International Bond (b)	6.00%	02/09/36	200,800
				420,989
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Peru — 2.3%
$624,000	Peruvian Government International Bond	2.78%	01/23/31	$531,906
374,000	Peruvian Government International Bond	3.00%	01/15/34	304,862
				836,768
	Philippines — 2.0%
250,000	Philippine Government International Bond	3.56%	09/29/32	223,633
200,000	Philippine Government International Bond	5.00%	07/17/33	198,929
400,000	Philippine Government International Bond	3.20%	07/06/46	285,827
				708,389
	Poland — 1.8%
519,000	Republic of Poland Government International Bond	4.88%	10/04/33	509,010
147,000	Republic of Poland Government International Bond	5.50%	04/04/53	146,880
				655,890
	Romania — 2.7%
268,000	Romanian Government International Bond (b)	6.63%	02/17/28	275,774
140,000	Romanian Government International Bond (b)	5.88%	01/30/29	139,133
80,000	Romanian Government International Bond (b)	7.13%	01/17/33	84,374
130,000	Romanian Government International Bond (b)	6.38%	01/30/34	129,460
296,000	Romanian Government International Bond (b)	7.63%	01/17/53	323,010
				951,751
	Saudi Arabia — 1.9%
700,000	Saudi Government International Bond (b)	5.75%	01/16/54	678,689
	Senegal — 0.5%
200,000	Senegal Government International Bond (c)	6.25%	05/23/33	166,681
	South Africa — 1.0%
200,000	Republic of South Africa Government International Bond	4.85%	09/30/29	179,938
200,000	Republic of South Africa Government International Bond	5.88%	06/22/30	185,836
				365,774
	Turkey — 3.4%
350,000	Hazine Mustesarligi Varlik Kiralama AS (b)	8.51%	01/14/29	366,009
200,000	Istanbul Metropolitan Municipality (b)	10.50%	12/06/28	215,300
200,000	Turkiye Government International Bond	9.38%	01/19/33	221,896
200,000	Turkiye Government International Bond	7.63%	05/15/34	199,424
300,000	Turkiye Government International Bond	5.75%	05/11/47	225,270
				1,227,899
	Ukraine — 0.8%
200,000	Ukraine Government International Bond (c)	7.75%	09/01/27	58,454
600,000	Ukraine Government International Bond (c)	7.25%	03/15/35	156,919
114,000	Ukraine Government International Bond (c) (e)	7.75%	08/01/41	52,725
				268,098
	United Arab Emirates — 2.1%
400,000	Finance Department Government of Sharjah (b)	6.50%	11/23/32	411,838
200,000	Finance Department Government of Sharjah (b) (f)	6.13%	03/06/36	198,444
200,000	Finance Department Government of Sharjah (c)	4.00%	07/28/50	127,238
				737,520
	Uruguay — 1.2%
215,000	Uruguay Government International Bond	5.75%	10/28/34	226,400
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Uruguay (Continued)
$113,000	Uruguay Government International Bond	5.10%	06/18/50	$108,319
115,000	Uruguay Government International Bond	4.98%	04/20/55	107,094
				441,813
	Uzbekistan — 0.5%
200,000	Republic of Uzbekistan International Bond (c)	3.90%	10/19/31	164,869
	Zambia — 0.4%
250,000	Zambia Government International Bond (c)	5.38%	09/20/22	152,573
	Total Foreign Sovereign Bonds and Notes			24,316,733
	(Cost $23,489,890)
FOREIGN CORPORATE BONDS AND NOTES (a) — 27.2%
	Banks — 1.1%
200,000	BBVA Bancomer S.A. (c) (g)	5.13%	01/18/33	182,847
200,000	Yapi ve Kredi Bankasi AS (b) (g)	9.25%	01/17/34	206,825
				389,672
	Building Materials — 0.5%
200,000	Cemex SAB de C.V. (b) (g)	5.13%	(h)	190,668
	Electric — 3.5%
200,000	AES Andes S.A. (c) (g)	7.13%	03/26/79	196,565
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy (b)	7.88%	02/15/39	212,521
260,000	Eskom Holdings SOC Ltd. (c)	6.35%	08/10/28	248,975
200,000	Eskom Holdings SOC Ltd. (c)	8.45%	08/10/28	199,095
200,000	Mazoon Assets Co. SAOC (b)	5.50%	02/14/29	198,535
200,000	MVM Energetika Zrt (c)	7.50%	06/09/28	207,500
				1,263,191
	Food — 0.6%
200,000	Minerva Luxembourg S.A. (b)	8.88%	09/13/33	210,465
	Internet — 0.3%
200,000	Prosus N.V. (c)	3.83%	02/08/51	123,441
	Investment Companies — 1.0%
400,000	Gaci First Investment Co. (c)	5.13%	02/14/53	343,580
	Iron/Steel — 2.0%
200,000	CSN Resources S.A. (b)	8.88%	12/05/30	205,325
200,000	CSN Resources S.A. (c)	4.63%	06/10/31	161,189
367,742	Samarco Mineracao S.A. (b) (i)	9.50%	06/30/31	338,087
				704,601
	Lodging — 1.0%
200,000	Fortune Star BVI Ltd. (c)	5.00%	05/18/26	172,969
220,000	Melco Resorts Finance Ltd. (c)	5.38%	12/04/29	199,191
				372,160
	Mining — 3.0%
200,000	Corp. Nacional del Cobre de Chile (c)	3.00%	09/30/29	175,315
200,000	Corp. Nacional del Cobre de Chile (c)	6.30%	09/08/53	193,920
200,000	First Quantum Minerals Ltd. (b)	9.38%	03/01/29	207,513
200,000	First Quantum Minerals Ltd. (b)	8.63%	06/01/31	191,253
300,000	Freeport Indonesia PT (b)	5.32%	04/14/32	290,978
				1,058,979
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Oil & Gas — 9.4%
$79,000	Ecopetrol S.A.	8.88%	01/13/33	$83,118
255,000	Ecopetrol S.A.	8.38%	01/19/36	256,179
200,000	Empresa Nacional del Petroleo (b)	6.15%	05/10/33	199,750
29,109	Energean Israel Finance Ltd. (b) (c)	4.88%	03/30/26	27,371
241,491	Energean Israel Finance Ltd. (b) (c)	5.38%	03/30/28	216,852
200,000	KazMunayGas National Co. JSC (c)	4.75%	04/19/27	193,535
200,000	KazMunayGas National Co. JSC (c)	5.38%	04/24/30	194,235
200,000	KazMunayGas National Co. JSC (c)	5.75%	04/19/47	170,404
117,000	Leviathan Bond Ltd. (b) (c)	6.75%	06/30/30	107,281
335,000	Petroleos Mexicanos	5.95%	01/28/31	260,257
575,000	Petroleos Mexicanos	6.70%	02/16/32	464,026
420,000	Petroleos Mexicanos	6.63%	06/15/35	307,510
600,000	Qatar Energy (c)	2.25%	07/12/31	499,637
250,000	Qatar Energy (c)	3.30%	07/12/51	173,482
200,000	Raizen Fuels Finance S.A. (b) (f)	6.45%	03/05/34	203,177
				3,356,814
	Pipelines — 4.2%
242,425	Acu Petroleo Luxembourg Sarl (b)	7.50%	01/13/32	234,369
250,000	AI Candelaria Spain S.A. (c)	5.75%	06/15/33	198,450
290,000	Galaxy Pipeline Assets Bidco Ltd. (b)	2.63%	03/31/36	235,791
186,624	Galaxy Pipeline Assets Bidco Ltd. (b)	2.94%	09/30/40	149,243
490,000	Greensaif Pipelines Bidco Sarl (b)	6.13%	02/23/38	497,971
200,000	TMS Issuer Sarl (c)	5.78%	08/23/32	205,239
				1,521,063
	Water — 0.6%
200,000	Aegea Finance Sarl (b)	9.00%	01/20/31	211,742
	Total Foreign Corporate Bonds and Notes			9,746,376
	(Cost $9,552,545)
CORPORATE BONDS AND NOTES — 2.1%
	Auto Manufacturers — 1.0%
338,000	Hyundai Capital America (b)	5.70%	06/26/30	343,746
	Chemicals — 0.6%
200,000	Sasol Financing USA LLC (b)	8.75%	05/03/29	200,319
	Oil & Gas — 0.5%
204,000	Gran Tierra Energy, Inc. (b)	9.50%	10/15/29	189,975
	Total Corporate Bonds and Notes			734,040
	(Cost $722,961)

Shares	Description	Value
MONEY MARKET FUNDS — 1.7%
613,754	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (j)	613,754
	(Cost $613,754)

	Total Investments — 99.0%	35,410,903
	(Cost $34,379,150)
	Net Other Assets and Liabilities — 1.0%	368,764
	Net Assets — 100.0%	$35,779,667

See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
(a)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2024, securities noted as such amounted to $12,749,154 or
35.6% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Floating or variable rate security.
(f)	When-issued security. The interest rate shown reflects the rate in effect at February 29, 2024. Interest will begin accruing on the security’s first settlement date.
(g)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 29, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(h)	Perpetual maturity.
(i)
These notes are Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may pay interest on the note (1) entirely in cash,
(2) entirely in PIK interest or (3) a combination of both. Interest paid will accrue on the notes at a rate of 9.05% per annum. The first interest payment is scheduled for March 30, 2024.

(j)	Rate shown reflects yield as of February 29, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$24,316,733	$—	$24,316,733	$—
Foreign Corporate Bonds and Notes**	9,746,376	—	9,746,376	—
Corporate Bonds and Notes**	734,040	—	734,040	—
Money Market Funds	613,754	613,754	—	—
Total Investments	$35,410,903	$613,754	$34,797,149	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	First Trust TCW Opportunistic Fixed Income ETF (FIXD)	First Trust TCW Unconstrained Plus Bond ETF (UCON)	First Trust TCW Securitized Plus ETF (DEED)	First Trust TCW Emerging Markets Debt ETF (EFIX)
ASSETS:
Investments, at value	$6,096,335,418	$2,354,187,246	$79,154,587	$35,410,903
Swap contracts, at value	547,377	64,888	—	—
Cash	7,409,047	3,252,171	—	200,985
Cash segregated as collateral for open swap contracts	2,266,526	268,679	—	—
Cash segregated as collateral for open futures contracts	10,893,387	5,182,969	425,395	—
Foreign cash segregated as collateral for open futures contracts	266,885	—	—	—
Unrealized appreciation on forward foreign currency contracts	978,525	428,509	24,024	—
Receivables:
Investment securities sold	232,924,681	59,895,712	390,347	312,814
Interest	25,409,636	10,456,195	342,338	497,559
Capital shares sold	19,528,670	—	—	—
Dividends	431,977	235,591	4,138	2,409
Reclaims	11,430	1,303	1,692	—
Variation margin	—	—	16,616	—
Total Assets	6,397,003,559	2,433,973,263	80,359,137	36,424,670

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	19,084	6,287	181	—
Payables:
Investment securities purchased	1,291,564,410	326,555,574	18,410,363	618,232
Investment advisory fees	2,571,258	1,393,780	37,059	26,771
Variation margin	178,492	649,195	—	—
Total Liabilities	1,294,333,244	328,604,836	18,447,603	645,003
NET ASSETS	$5,102,670,315	$2,105,368,427	$61,911,534	$35,779,667

NET ASSETS consist of:
Paid-in capital	$6,078,425,713	$2,194,162,714	$106,264,931	$37,811,547
Par value	1,176,000	863,500	30,000	22,500
Accumulated distributable earnings (loss)	(976,931,398)	(89,657,787)	(44,383,397)	(2,054,380)
NET ASSETS	$5,102,670,315	$2,105,368,427	$61,911,534	$35,779,667
NET ASSET VALUE, per share	$43.39	$24.38	$20.64	$15.90
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	117,600,002	86,350,002	3,000,002	2,250,002
Investments, at cost	$6,336,718,861	$2,414,972,377	$86,908,203	$34,379,150
Foreign currency, at cost (proceeds)	$267,405	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

	First Trust TCW Opportunistic Fixed Income ETF (FIXD)	First Trust TCW Unconstrained Plus Bond ETF (UCON)	First Trust TCW Securitized Plus ETF (DEED)	First Trust TCW Emerging Markets Debt ETF (EFIX)
INVESTMENT INCOME:
Interest	$111,320,558	$48,493,218	$2,261,515	$1,248,485
Dividends	3,897,984	1,920,657	68,153	11,945
Foreign withholding tax	—	—	(6)	—
Total investment income	115,218,542	50,413,875	2,329,662	1,260,430

EXPENSES:
Investment advisory fees	14,930,677	7,289,207	254,635	156,704
Total expenses	14,930,677	7,289,207	254,635	156,704
NET INVESTMENT INCOME (LOSS)	100,287,865	43,124,668	2,075,027	1,103,726

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(33,008,434)	(3,529,883)	(3,283,904)	42,456
Futures contracts	(4,504,821)	4,056,164	(241,001)	—
Forward foreign currency contracts	(230,617)	(73,437)	6,658	—
Swap contracts	150,208	16,838	—	(383)
Foreign currency transactions	29,692	3,557	2,782	(483)
Net realized gain (loss)	(37,563,972)	473,239	(3,515,465)	41,590
Net change in unrealized appreciation (depreciation) on:
Investments	39,503,922	12,170,948	2,517,130	1,282,071
Futures contracts	(2,293,416)	772,737	(148,267)	—
Forward foreign currency contracts	735,177	316,386	5,594	—
Swap contracts	692,092	82,043	—	7,792
Foreign currency translation	2,366	(1,042)	(110)	36
Net change in unrealized appreciation (depreciation)	38,640,141	13,341,072	2,374,347	1,289,899
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,076,169	13,814,311	(1,141,118)	1,331,489
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,364,034	$56,938,979	$933,909	$2,435,215
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust TCW Opportunistic Fixed Income ETF (FIXD)		First Trust TCW Unconstrained Plus Bond ETF (UCON)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$100,287,865	$136,595,408	$43,124,668	$65,211,374
Net realized gain (loss)	(37,563,972)	(310,080,166)	473,239	(23,697,925)
Net change in unrealized appreciation (depreciation)	38,640,141	59,131,546	13,341,072	3,784,895
Net increase (decrease) in net assets resulting from operations	101,364,034	(114,353,212)	56,938,979	45,298,344

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(107,064,253)	(145,560,753)	(47,001,501)	(66,620,002)
Return of capital	—	—	—	—
Total distributions to shareholders	(107,064,253)	(145,560,753)	(47,001,501)	(66,620,002)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	568,877,205	1,725,247,082	606,533,766	328,149,848
Cost of shares redeemed	—	(474,282,766)	—	(86,745,545)
Net increase (decrease) in net assets resulting from shareholder transactions	568,877,205	1,250,964,316	606,533,766	241,404,303
Total increase (decrease) in net assets	563,176,986	991,050,351	616,471,244	220,082,645

NET ASSETS:
Beginning of period	4,539,493,329	3,548,442,978	1,488,897,183	1,268,814,538
End of period	$5,102,670,315	$4,539,493,329	$2,105,368,427	$1,488,897,183

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	104,550,002	76,850,002	61,550,002	51,650,002
Shares sold	13,050,000	38,500,000	24,800,000	13,500,000
Shares redeemed	—	(10,800,000)	—	(3,600,000)
Shares outstanding, end of period	117,600,002	104,550,002	86,350,002	61,550,002
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)		First Trust TCW Emerging Markets Debt ETF (EFIX)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$2,075,027	$5,878,951	$1,103,726	$1,487,648
(3,515,465)	(16,013,549)	41,590	(1,129,642)
2,374,347	2,552,215	1,289,899	777,144
933,909	(7,582,383)	2,435,215	1,135,150

(2,016,751)	(4,231,827)	(1,084,001)	(1,483,502)
—	(816,175)	—	—
(2,016,751)	(5,048,002)	(1,084,001)	(1,483,502)

1,099,577	9,991,372	3,063,813	23,931,095
(16,402,931)	(104,570,582)	—	—
(15,303,354)	(94,579,210)	3,063,813	23,931,095
(16,386,196)	(107,209,595)	4,415,027	23,582,743

78,297,730	185,507,325	31,364,640	7,781,897
$61,911,534	$78,297,730	$35,779,667	$31,364,640

3,750,002	8,150,002	2,050,002	500,002
50,000	450,000	200,000	1,550,000
(800,000)	(4,850,000)	—	—
3,000,002	3,750,002	2,250,002	2,050,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust TCW Opportunistic Fixed Income ETF (FIXD)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$43.42	$46.17	$53.98	$55.16	$52.97	$49.40
Income from investment operations:
Net investment income (loss)	0.92 (a)	1.64 (a)	0.88	0.76	1.06	1.39
Net realized and unrealized gain (loss)	0.03	(2.64)	(7.76)	(0.34)	2.85	3.63
Total from investment operations	0.95	(1.00)	(6.88)	0.42	3.91	5.02
Distributions paid to shareholders from:
Net investment income	(0.98)	(1.75)	(0.93)	(0.81)	(1.12)	(1.45)
Net realized gain	—	—	—	(0.75)	(0.60)	—
Return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.98)	(1.75)	(0.93)	(1.60)	(1.72)	(1.45)
Net asset value, end of period	$43.39	$43.42	$46.17	$53.98	$55.16	$52.97
Total return (b)	2.23%	(2.15)%	(12.84)%	0.77%	7.57%	10.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,102,670	$4,539,493	$3,548,443	$5,297,667	$3,640,505	$900,459
Ratio of total expenses to average net assets	0.64% (c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.64% (c)	0.62%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	4.31% (c)	3.72%	1.74%	1.34%	1.61%	2.69%
Portfolio turnover rate (d) (e)	238%	456%	445%	497%	431%	246%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)
The portfolio turnover rate not including mortgage dollar rolls was 149% for the six months ending February 29, 2024 and 290%, 271%, 282%,
270% and 223% for the years ending August 31, 2023, August 31, 2022, August 31, 2021, August 31, 2020 and August 31, 2019, respectively.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust TCW Unconstrained Plus Bond ETF (UCON)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.19	$24.57	$26.56	$26.19	$25.79	$25.12
Income from investment operations:
Net investment income (loss)	0.60 (a)	1.11 (a)	0.55	0.53	0.75	0.77
Net realized and unrealized gain (loss)	0.24	(0.35)	(2.01)	0.52	0.50	0.75
Total from investment operations	0.84	0.76	(1.46)	1.05	1.25	1.52
Distributions paid to shareholders from:
Net investment income	(0.65)	(1.14)	(0.52)	(0.51)	(0.85)	(0.81)
Net realized gain	—	—	(0.01)	(0.17)	—	(0.04)
Total distributions	(0.65)	(1.14)	(0.53)	(0.68)	(0.85)	(0.85)
Net asset value, end of period	$24.38	$24.19	$24.57	$26.56	$26.19	$25.79
Total return (b)	3.53%	3.18%	(5.55)%	4.04%	4.97%	6.15%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,105,368	$1,488,897	$1,268,815	$608,317	$204,295	$207,606
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net expenses to average net assets	0.85% (c)	0.82%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	5.03% (c)	4.60%	2.35%	1.90%	2.88%	3.16%
Portfolio turnover rate (d) (e)	182%	257%	208%	190%	111%	40%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)
The portfolio turnover rate not including mortgage dollar rolls was 78% for the six months ending February 29, 2024 and 33%, 43%, 40%, 67%
and 39% for the years ending August 31, 2023, August 31, 2022, August 31, 2021, August 31, 2020, and August 31, 2019, respectively.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust TCW Securitized Plus ETF (DEED)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$20.88	$22.76	$26.01	$25.88	$25.00
Income from investment operations:
Net investment income (loss)	0.62 (b)	1.16 (b)	0.49	0.28	0.08
Net realized and unrealized gain (loss)	(0.24)	(1.98)	(3.28)	0.47	0.87
Total from investment operations	0.38	(0.82)	(2.79)	0.75	0.95
Distributions paid to shareholders from:
Net investment income	(0.62)	(0.89)	(0.39)	(0.29)	(0.07)
Net realized gain	—	—	(0.07)	(0.33)	—
Return of capital	—	(0.17)	—	—	—
Total distributions	(0.62)	(1.06)	(0.46)	(0.62)	(0.07)
Net asset value, end of period	$20.64	$20.88	$22.76	$26.01	$25.88
Total return (c)	1.86%	(3.62)%	(10.87)%	2.93%	3.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$61,912	$78,298	$185,507	$227,544	$25,877
Ratio of total expenses to average net assets	0.75% (d)	0.75%	0.75%	0.75%	0.75% (d)
Ratio of net expenses to average net assets	0.75% (d)	0.71%	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	6.11% (d)	5.35%	1.90%	0.98%	0.94% (d)
Portfolio turnover rate (e) (f)	172%	405%	678%	678%	186%

(a)	Inception date is April 29, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)
The portfolio turnover rate not including mortgage dollar rolls was 20%, 93%, 272%, 299% and 21% for the periods ending February 29, 2024,
August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust TCW Emerging Markets Debt ETF (EFIX)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$15.30	$15.56	$19.95	$20.00
Income from investment operations:
Net investment income (loss)	0.51 (b)	0.99 (b)	0.70	0.40
Net realized and unrealized gain (loss)	0.59	(0.29)	(4.33)	(0.02)
Total from investment operations	1.10	0.70	(3.63)	0.38
Distributions paid to shareholders from:
Net investment income	(0.50)	(0.96)	(0.76)	(0.43)
Net asset value, end of period	$15.90	$15.30	$15.56	$19.95
Total return (c)	7.34%	4.67%	(18.52)%	1.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,780	$31,365	$7,782	$19,950
Ratio of total expenses to average net assets	0.95% (d)	0.95%	0.95%	0.95% (d)
Ratio of net expenses to average net assets	0.95% (d)	0.92%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	6.69% (d)	6.53%	4.00%	3.75% (d)
Portfolio turnover rate (e)	60%	151%	125%	100%

(a)	Inception date is February 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the four funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust, listed below:

First Trust TCW Opportunistic Fixed Income ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FIXD”)
First Trust TCW Unconstrained Plus Bond ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “UCON”)
First Trust TCW Securitized Plus ETF – (NYSE Arca ticker “DEED”)
First Trust TCW Emerging Markets Debt ETF – (NYSE Arca ticker “EFIX”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. FIXD’s, UCON’s, and DEED’s investment objective is to seek to maximize long-term total return. EFIX’s investment objective is to seek to provide high total return from current income and capital appreciation. Each of FIXD and UCON seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities. DEED seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in securitized debt securities. EFIX seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in debt securities issued or guaranteed by companies, financial institutions and government entities located in emerging market countries.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Options on swaps (“swaptions”) are valued by a third-party pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Shares of open-end funds are valued based on NAV per share.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Swaps are valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, TCW Investment Management Company LLC’s (“TCW” or the “Sub-Advisor”) or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the economic, political and social prospects/developments of the country of issue and the assessment of the country’s government leaders/officials (for sovereign debt only);
14)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
15)
the borrower’s/issuer’s competitive position within the industry;
16)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
17)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 29, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. The overnight and 12-month USD LIBOR settings permanently ceased as of June 30, 2023. The FCA announced that the 1-, 3- and 6-month USD LIBOR settings will continue to be published using a synthetic methodology to serve as a fallback for non-U.S. contracts until September 2024. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of the Secured Overnight Financing Rate (“SOFR”) as a replacement rate. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Funds or their investments.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 29, 2024, FIXD, UCON, and EFIX held $3,064,228, $7,282,837 and $401,621, respectively, of when-issued or delayed-delivery securities. At February 29, 2024, FIXD, UCON, and DEED held $1,037,167,040, $245,605,878 and $17,417,222, respectively, of forward purchase commitments.
C. Futures Contracts
Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
D. Forward Foreign Currency Contracts
Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and a Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
E. Swap Agreements
Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, credit event, etc. Payment received or made by the Fund for swaps, if any, are recorded on the Statements of Operations as “Net realized gain (loss) on swap contracts.” When a swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, credit event, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in “Swap contracts, at value” on the Statements of Assets and Liabilities.
FIXD and UCON held interest rate swap agreements at February 29, 2024. An interest rate swap agreement involves the Fund’s agreement to exchange a stream of interest payments for another party’s stream of cash flows. Interest rate swaps do not involve the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. The Fund’s maximum interest rate risk to meet its future payments under swap agreements is equal to the total notional amount as shown on the Portfolio of Investments.
EFIX held credit default swap contracts (“CDS”) during the period, but had no open positions at February 29, 2024. A fund may enter into credit default swap contracts for investment purposes or to manage credit risk. A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. Swap agreements may be privately negotiated in the over-the-counter market as a bilateral contract or centrally cleared.
A CDS can mitigate risks in bond investing by transferring a given risk from one party to another without transferring the underlying bond or other credit asset. In a credit default swap agreement, one party “sells” risk and the counterparty “buys” that risk. The “seller” of credit risk, who also tends to own the underlying credit asset, pays a periodic fee to the risk “buyer.” In return, the risk “buyer” agrees to pay the “seller” a set amount if there is a default, or a credit event.
A CDS is marked to market daily based upon quotations from brokers, market makers or an independent pricing service and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a CDS sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the reference debt obligation purchased/received.
F. Options and Swaptions
FIXD may invest in option contracts to adjust its exposure to interest rate risk. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the Fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the Fund loses an amount equal to the market value of the option written less the premium received.
FIXD and UCON may invest in options on swaps (swaptions), which are transacted over-the-counter (“OTC”) and not on an exchange. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. Each Fund’s maximum equity price risk for purchased options is limited to the premium initially paid.
FIXD may purchase or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
When a Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
When a Fund purchases a call or put swaption, the premium paid represents the cost of the call or put swaption, which is included in “Swaptions contracts purchased, at value” on the Statements of Assets and Liabilities and is subsequently adjusted daily to the current market value of the option purchased. Fluctuations in the value of the swaptions are recorded in the Statements of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. If a Fund elects to allow a put swaption to expire, then the interest rate risk for purchased swaptions is limited to the premium initially paid. Any gain or loss on swaptions is included in “Purchased/Written swaptions contracts” on the Statements of Operations.
G. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
The Funds do not have the right to offset financial assets and financial liabilities related to options and swaptions contracts, forward foreign currency contracts, futures contracts or swap contracts on the Statements of Assets and Liabilities.
H. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in “Net realized gain (loss) on investments” on the Statements of Operations.
I. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
J. Mortgage Dollar Rolls
Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
K. Restricted Securities
UCON and DEED invest in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 29, 2024, UCON and DEED held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. Each Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
UCON
Cano Health LLC, 6.25%, 10/01/28	07/06/22	$429,000	$1.50	$362,608	$6,435	0.00%*
DEED
SMRT, Series 2022-MINI, Class XCP, IO, 0.00%, 01/15/39	01/24/22	105,000,000	0.00 **	0	110	0.00 *

*	Amount is less than 0.01%.
**	Amount is less than $0.01.
L. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust TCW Opportunistic Fixed Income ETF	$145,560,753	$—	$—
First Trust TCW Unconstrained Plus Bond ETF	66,620,002	—	—
First Trust TCW Securitized Plus ETF	4,231,827	—	816,175
First Trust TCW Emerging Markets Debt ETF	1,483,502	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
As of August 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust TCW Opportunistic Fixed Income ETF	$3,532,151	$(679,160,951)	$(295,602,379)
First Trust TCW Unconstrained Plus Bond ETF	2,786,750	(28,758,103)	(73,623,912)
First Trust TCW Securitized Plus ETF	—	(35,512,224)	(7,788,331)
First Trust TCW Emerging Markets Debt ETF	(49,295)	(2,989,368)	(366,931)
M. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FIXD, UCON, and DEED, the taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For EFIX, the taxable years ended 2021, 2022, and 2023 remain open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust TCW Opportunistic Fixed Income ETF	$679,160,951
First Trust TCW Unconstrained Plus Bond ETF	28,758,103
First Trust TCW Securitized Plus ETF	35,512,224
First Trust TCW Emerging Markets Debt ETF	2,989,368
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2023, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust TCW Opportunistic Fixed Income ETF	$—	$—
First Trust TCW Unconstrained Plus Bond ETF	—	—
First Trust TCW Securitized Plus ETF	—	—
First Trust TCW Emerging Markets Debt ETF	38,096	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust TCW Opportunistic Fixed Income ETF	$6,336,718,861	$30,594,984	$(268,235,242)	$(237,640,258)
First Trust TCW Unconstrained Plus Bond ETF	2,414,972,377	19,041,051	(79,445,379)	(60,404,328)
First Trust TCW Securitized Plus ETF	86,908,203	296,424	(8,004,590)	(7,708,166)
First Trust TCW Emerging Markets Debt ETF	34,379,150	1,385,705	(353,952)	1,031,753
N. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
TCW serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of each Fund’s assets and will pay TCW for its services as the Funds’ sub-advisor. TCW receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to TCW will be reduced to reflect the reduction in the Advisor’s management fee. First Trust will also be responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net asset (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FIXD	UCON	DEED	EFIX
Fund net assets up to and including $2.5 billion	0.65000%	0.85000%	0.75000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.82875%	0.73125%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.80750%	0.71250%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.78625%	0.69375%	0.87875%
Fund net assets greater than $10 billion	0.58500%	0.76500%	0.67500%	0.85500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 29, 2024, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust TCW Opportunistic Fixed Income ETF
U.S. Government securities	$12,689,871,480	$11,937,329,017
Non-U.S. Government securities	269,371,198	505,528,842
First Trust TCW Unconstrained Plus Bond ETF
U.S. Government securities	2,999,537,379	2,907,194,832
Non-U.S. Government securities	680,277,302	271,769,814
First Trust TCW Securitized Plus ETF
U.S. Government securities	146,933,857	158,541,716
Non-U.S. Government securities	514,013	15,176,212
First Trust TCW Emerging Markets Debt ETF
U.S. Government securities	—	—
Non-U.S. Government securities	22,018,930	19,427,026
For the six months ended February 29, 2024, the Funds had no in-kind transactions.
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 29, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FIXD
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$978,525	Unrealized depreciation on forward foreign currency contracts	$19,084
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	1,408,765	Unrealized depreciation on futures contracts*	172,398
Swap contracts	Interest Rate Risk	Swap contracts, at value	547,377	Swap contracts, at value	—
UCON
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	428,509	Unrealized depreciation on forward foreign currency contracts	6,287
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	349,081	Unrealized depreciation on futures contracts*	455,388
Swap contracts	Interest Rate Risk	Swap contracts, at value	64,888	Swap contracts, at value	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
DEED
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$24,024	Unrealized depreciation on forward foreign currency contracts	$181
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	22,049	Unrealized depreciation on futures contracts*	442

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 29, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FIXD	UCON	DEED	EFIX
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$(230,617)	$(73,437)	$6,658	$—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	735,177	316,386	5,594	—
Interest Rate Risk Exposure
Net realized gain (loss) on:
Futures contracts	(4,504,821)	4,056,164	(241,001)	—
Swap contracts	150,208	16,838	—	(383)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(2,293,416)	772,737	(148,267)	—
Swap contracts	692,092	82,043	—	7,792
FIXD
During the six months ended February 29, 2024, the notional value of forward foreign currency contracts opened and closed were $176,470,565 and $140,850,094, respectively.
During the six months ended February 29, 2024, the notional value of futures contracts opened and closed were $3,174,281,907 and $3,269,557,392, respectively.
For the six months ended February 29, 2024, the average volume of interest rate swaps was $27,661,000.
UCON
During the six months ended February 29, 2024, the notional value of forward foreign currency contracts opened and closed were $33,208,125 and $42,606,059, respectively.
During the six months ended February 29, 2024, the notional value of futures contracts opened and closed were $2,137,055,454 and $1,976,501,752, respectively.
For the six months ended February 29, 2024, the average volume of interest rate swaps was $3,279,000.
DEED
During the six months ended February 29, 2024, the notional value of forward foreign currency contracts opened and closed were $4,830,633 and $4,616,877, respectively.
During the six months ended February 29, 2024, the notional value of futures contracts opened and closed were $67,521,867 and $73,196,491, respectively.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
EFIX
During the six months ended February 29, 2024, the notional value of forward foreign currency contracts opened and closed were $1,610,537 and $1,610,537, respectively.
For the six months ended February 29, 2024, the average volume of credit default swaps was $71,703.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
515 South Flower Street
Los Angeles, CA 90071
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Buffer ETF - January (FJAN)
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
FT Vest U.S. Equity Buffer ETF - February (FFEB)
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
FT Vest U.S. Equity Buffer ETF - March (FMAR)
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
FT Vest U.S. Equity Buffer ETF - April (FAPR)
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
FT Vest U.S. Equity Buffer ETF - May (FMAY)
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
FT Vest U.S. Equity Buffer ETF - June (FJUN)
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
FT Vest U.S. Equity Buffer ETF - July (FJUL)
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
FT Vest U.S. Equity Buffer ETF - August (FAUG)
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
FT Vest U.S. Equity Buffer ETF - September (FSEP)
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
FT Vest U.S. Equity Buffer ETF - October (FOCT)
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
FT Vest U.S. Equity Buffer ETF - November (FNOV)
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
FT Vest U.S. Equity Buffer ETF - December (FDEC)
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
FT Vest Buffered Allocation Defensive ETF (BUFT)
FT Vest Buffered Allocation Growth ETF (BUFG)

First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024

First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Vest Financial LLC (“Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub- Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VIII
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the “Funds”), which contains detailed information about the Funds for the six-month period ended February 29, 2024.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Vest U.S. Equity Buffer ETF - January (FJAN)
The investment objective of the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.70% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from January 22, 2024 through January 17, 2025 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FJAN.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (1/15/21) to 2/29/24	Inception (1/15/21) to 2/29/24
Fund Performance
NAV	9.74%	21.59%	10.75%	37.52%
Market Price	9.74%	21.52%	10.75%	37.52%
Index Performance
S&P 500® Index	13.93%	30.45%	11.88%	42.01%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
January 15, 2021 - February 29, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
$14,201
$13,752
1/15/21
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Buffer ETF - January
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to January 22, 2024, the Fund’s investment objective included an upside cap of 19.04% and an Outcome Period of January 23, 2023 through January 19, 2024.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 13.94% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from January 22, 2024 through January 17, 2025 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DJAN.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (1/15/21) to 2/29/24	Inception (1/15/21) to 2/29/24
Fund Performance
NAV	7.11%	16.67%	5.52%	18.26%
Market Price	7.34%	16.75%	5.52%	18.26%
Index Performance
S&P 500® Index	13.93%	30.45%	11.88%	42.01%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
January 15, 2021 - February 29, 2024
$16,000
$14,000
$12,000
$10,000
$8,000
$14,201
$11,826
1/15/21
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - January
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to January 22, 2024, the Fund’s investment objective included an upside cap of 14.70% and an Outcome Period of January 23, 2023 through January 19, 2024.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - February (FFEB)
The investment objective of the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 16.82% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from February 20, 2024 through February 21, 2025 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FFEB.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (2/21/20) to 2/29/24	Inception (2/21/20) to 2/29/24
Fund Performance
NAV	10.24%	22.24%	9.68%	44.95%
Market Price	10.09%	22.11%	9.64%	44.75%
Index Performance
S&P 500® Index	13.93%	30.45%	12.90%	62.95%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
February 21, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,295
$14,495
2/21/20
2/28/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - February
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to February 20, 2024, the Fund’s investment objective included an upside cap of 19.25% and an Outcome Period of February 21, 2023 through February 16, 2024.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.05% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from February 20, 2024 through February 21, 2025 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DFEB.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (2/21/20) to 2/29/24	Inception (2/21/20) to 2/29/24
Fund Performance
NAV	7.16%	16.94%	5.78%	25.36%
Market Price	7.43%	16.90%	5.78%	25.33%
Index Performance
S&P 500® Index	13.93%	30.45%	12.90%	62.95%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
February 21, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,295
$12,536
2/21/20
2/28/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - February
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to February 20, 2024, the Fund’s investment objective included an upside cap of 14.97% and an Outcome Period of February 21, 2023 through February 16, 2024.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - March (FMAR)
The investment objective of the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 19.35% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from March 20, 2023 through March 15, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FMAR.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (3/19/21) to 2/29/24	Inception (3/19/21) to 2/29/24
Fund Performance
NAV	6.74%	18.39%	9.32%	30.03%
Market Price	6.74%	18.13%	9.33%	30.07%
Index Performance
S&P 500® Index	13.93%	30.45%	11.08%	36.36%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
March 19, 2021 - February 29, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,636
$13,003
3/19/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Buffer ETF - March
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to March 20, 2023, the Fund’s investment objective included an upside cap of 14.78% and an Outcome Period of March 21, 2022 through March 17, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.36% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from March 20, 2023 through March 15, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DMAR.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (3/19/21) to 2/29/24	Inception (3/19/21) to 2/29/24
Fund Performance
NAV	4.89%	13.50%	5.14%	15.91%
Market Price	5.15%	13.53%	5.14%	15.91%
Index Performance
S&P 500® Index	13.93%	30.45%	11.08%	36.36%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
March 19, 2021 - February 29, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,636
$11,591
3/19/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - March
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to March 20, 2023, the Fund’s investment objective included an upside cap of 10.02% and an Outcome Period of March 21, 2022 through March 17, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - April (FAPR)
The investment objective of the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 18.48% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from April 24, 2023 through April 19, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FAPR.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (4/16/21) to 2/29/24	Inception (4/16/21) to 2/29/24
Fund Performance
NAV	8.69%	19.63%	6.65%	20.31%
Market Price	8.72%	19.39%	6.65%	20.31%
Index Performance
S&P 500® Index	13.93%	30.45%	8.78%	27.38%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
April 16, 2021 - February 29, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
4/16/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$12,738
$12,031
FT Vest U.S. Equity Buffer ETF - April
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to April 24, 2023, the Fund’s investment objective included an upside cap of 16.35% and an Outcome Period of April 18, 2022 through April 21, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.05% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from April 24, 2023 through April 19, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DAPR.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (4/16/21) to 2/29/24	Inception (4/16/21) to 2/29/24
Fund Performance
NAV	6.43%	12.16%	3.46%	10.25%
Market Price	6.70%	12.04%	3.46%	10.25%
Index Performance
S&P 500® Index	13.93%	30.45%	8.78%	27.38%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
April 16, 2021 - February 29, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$12,738
$11,025
4/16/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - April
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to April 24, 2023, the Fund’s investment objective included an upside cap of 10.96% and an Outcome Period of April 18, 2022 through April 21, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - May (FMAY)
The investment objective of the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 17.65% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from May 22, 2023 through May 17, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FMAY.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (5/15/20) to 2/29/24	Inception (5/15/20) to 2/29/24
Fund Performance
NAV	8.73%	19.19%	9.53%	41.23%
Market Price	8.65%	19.08%	9.51%	41.13%
Index Performance
S&P 500® Index	13.93%	30.45%	18.27%	89.00%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
May 15, 2020 - February 29, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$18,900
$14,123
5/15/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Buffer ETF - May
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to May 22, 2023, the Fund’s investment objective included an upside cap of 20.45% and an Outcome Period of May 23, 2022 through May 19, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 13.67% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from May 22, 2023 through May 17, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DMAY.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (5/15/20) to 2/29/24	Inception (5/15/20) to 2/29/24
Fund Performance
NAV	6.62%	16.55%	5.39%	22.04%
Market Price	6.93%	16.49%	5.38%	21.98%
Index Performance
S&P 500® Index	13.93%	30.45%	18.27%	89.00%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
May 15, 2020 - February 29, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$18,900
$12,204
5/15/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - May
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to May 22, 2023, the Fund’s investment objective included an upside cap of 13.93% and an Outcome Period of May 23, 2022 through May 19, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - June (FJUN)
The investment objective of the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 18.25% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from June 20, 2023 through June 21, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FJUN.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (6/19/20) to 2/29/24	Inception (6/19/20) to 2/29/24
Fund Performance
NAV	9.76%	24.51%	12.16%	52.83%
Market Price	9.98%	24.17%	12.13%	52.66%
Index Performance
S&P 500® Index	13.93%	30.45%	16.22%	74.35%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
June 19, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,435
$15,283
6/19/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Buffer ETF - June
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to June 20, 2023, the Fund’s investment objective included an upside cap of 22.20% and an Outcome Period of June 21, 2022 through June 16, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.70% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from June 20, 2023 through June 21, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DJUN.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (6/19/20) to 2/29/24	Inception (6/19/20) to 2/29/24
Fund Performance
NAV	8.63%	19.04%	7.50%	30.64%
Market Price	8.55%	19.01%	7.49%	30.58%
Index Performance
S&P 500® Index	13.93%	30.45%	16.22%	74.35%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
June 19, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,435
$13,064
6/19/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - June
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to June 20, 2023, the Fund’s investment objective included an upside cap of 15.59% and an Outcome Period of June 21, 2022 through June 16, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - July (FJUL)
The investment objective of the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 17.46% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from July 24, 2023 through July 19, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FJUL.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (7/17/20) to 2/29/24	Inception (7/17/20) to 2/29/24
Fund Performance
NAV	9.94%	23.36%	10.61%	44.05%
Market Price	10.02%	23.65%	10.64%	44.18%
Index Performance
S&P 500® Index	13.93%	30.45%	15.27%	67.31%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
July 17, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
7/17/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$16,731
$14,405
FT Vest U.S. Equity Buffer ETF - July
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to July 24, 2023, the Fund’s investment objective included an upside cap of 21.30% and an Outcome Period of July 18, 2022 through July 21, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.79% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from July 24, 2023 through July 19, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DJUL.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (7/17/20) to 2/29/24	Inception (7/17/20) to 2/29/24
Fund Performance
NAV	9.01%	20.79%	6.60%	26.03%
Market Price	8.77%	20.74%	6.57%	25.89%
Index Performance
S&P 500® Index	13.93%	30.45%	15.27%	67.31%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
July 17, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,731
$12,603
7/17/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - July
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to July 24, 2023, the Fund’s investment objective included an upside cap of 15.02% and an Outcome Period of July 18, 2022 through July 21, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - August (FAUG)
The investment objective of the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 18.70% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from August 21, 2023 through August 16, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FAUG.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (11/6/19) to 2/29/24	Inception (11/6/19) to 2/29/24
Fund Performance
NAV	9.35%	18.52%	8.17%	40.30%
Market Price	9.32%	18.59%	8.17%	40.33%
Index Performance
S&P 500® Index	13.93%	30.45%	14.27%	77.87%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
November 6, 2019 - February 29, 2024
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,787
$14,030
11/6/19
2/28/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Buffer ETF - August
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to August 21, 2023, the Fund’s investment objective included an upside cap of 20.46% and an Outcome Period of August 22, 2022 through August 18, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.24% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from August 21, 2023 through August 16, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DAUG.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (11/6/19) to 2/29/24	Inception (11/6/19) to 2/29/24
Fund Performance
NAV	7.52%	16.23%	4.64%	21.59%
Market Price	7.78%	16.09%	4.63%	21.53%
Index Performance
S&P 500® Index	13.93%	30.45%	14.27%	77.87%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
November 6, 2019 - February 29, 2024
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,787
$12,159
11/6/19
2/28/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - August
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to August 21, 2023, the Fund’s investment objective included an upside cap of 14.47% and an Outcome Period of August 22, 2022 through August 18, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - September (FSEP)
The investment objective of the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 18.20% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from September 18, 2023 through September 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FSEP.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (9/18/20) to 2/29/24	Inception (9/18/20) to 2/29/24
Fund Performance
NAV	8.68%	21.67%	10.38%	40.56%
Market Price	8.70%	21.66%	10.39%	40.59%
Index Performance
S&P 500® Index	13.93%	30.45%	15.02%	62.04%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
September 18, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
9/18/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$16,204
$14,056
FT Vest U.S. Equity Buffer ETF - September
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 23.41% and an Outcome Period of September 19, 2022 through September 15, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.30% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from September 18, 2023 through September 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DSEP.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (9/18/20) to 2/29/24	Inception (9/18/20) to 2/29/24
Fund Performance
NAV	8.04%	20.61%	7.14%	26.81%
Market Price	7.93%	20.42%	7.09%	26.61%
Index Performance
S&P 500® Index	13.93%	30.45%	15.02%	62.04%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
September 18, 2020 - February 29, 2024
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,204
$12,681
9/18/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - September
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 16.98% and an Outcome Period of September 19, 2022 through September 15, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - October (FOCT)
The investment objective of the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 18.85% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from October 23, 2023 through October 18, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FOCT.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (10/16/20) to 2/29/24	Inception (10/16/20) to 2/29/24
Fund Performance
NAV	4.78%	17.62%	9.14%	34.28%
Market Price	4.86%	17.85%	9.17%	34.38%
Index Performance
S&P 500® Index	13.93%	30.45%	13.71%	54.23%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
October 16, 2020 - February 29, 2024
$16,000
$14,000
$12,000
$10,000
$8,000
$15,423
$13,428
10/16/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Buffer ETF - October
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to October 23, 2023, the Fund’s investment objective included an upside cap of 27.12% and an Outcome Period of October 24, 2022 through October 20, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.38% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from October 23, 2023 through October 18, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DOCT.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (10/16/20) to 2/29/24	Inception (10/16/20) to 2/29/24
Fund Performance
NAV	5.07%	16.16%	6.82%	24.91%
Market Price	5.13%	16.16%	6.81%	24.87%
Index Performance
S&P 500® Index	13.93%	30.45%	13.71%	54.23%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
October 16, 2020 - February 29, 2024
$16,000
$14,000
$12,000
$10,000
$8,000
$15,423
$12,491
10/16/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - October
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to October 23, 2023, the Fund’s investment objective included an upside cap of 19.20% and an Outcome Period of October 24, 2022 through October 20, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - November (FNOV)
The investment objective of the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 17.45% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from November 20, 2023 through November 15, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FNOV.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (11/15/19) to 2/29/24	Inception (11/15/19) to 2/29/24
Fund Performance
NAV	7.88%	20.54%	8.91%	44.21%
Market Price	8.17%	20.66%	8.92%	44.27%
Index Performance
S&P 500® Index	13.93%	30.45%	13.95%	75.18%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
November 15, 2019 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,518
$14,421
11/15/19
2/28/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Buffer ETF - November
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to November 20, 2023, the Fund’s investment objective included an upside cap of 23.77% and an Outcome Period of November 21, 2022 through November 17, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.06% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from November 20, 2023 through November 15, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DNOV.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (11/15/19) to 2/29/24	Inception (11/15/19) to 2/29/24
Fund Performance
NAV	8.18%	19.43%	6.46%	30.80%
Market Price	8.13%	19.22%	6.41%	30.54%
Index Performance
S&P 500® Index	13.93%	30.45%	13.95%	75.18%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
November 15, 2019 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,518
$13,080
11/15/19
2/28/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - November
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to November 20, 2023, the Fund’s investment objective included an upside cap of 17.19% and an Outcome Period of November 21, 2022 through November 17, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer ETF - December (FDEC)
The investment objective of the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 16.65% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from December 18, 2023 through December 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “FDEC.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (12/18/20) to 2/29/24	Inception (12/18/20) to 2/29/24
Fund Performance
NAV	11.29%	24.20%	9.70%	34.46%
Market Price	11.00%	23.88%	9.59%	34.03%
Index Performance
S&P 500® Index	13.93%	30.45%	12.17%	44.42%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
December 18, 2020 - February 29, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
$14,442
$13,446
12/18/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Buffer ETF - December
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 23.10% and an Outcome Period of December 19, 2022 through December 15, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
The investment objective of the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.35% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from December 18, 2023 through December 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “DDEC.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (12/18/20) to 2/29/24	Inception (12/18/20) to 2/29/24
Fund Performance
NAV	8.24%	18.22%	6.53%	22.40%
Market Price	7.89%	17.83%	6.43%	22.04%
Index Performance
S&P 500® Index	13.93%	30.45%	12.17%	44.42%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
December 18, 2020 - February 29, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
$14,442
$12,240
12/18/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Deep Buffer ETF - December
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 16.68% and an Outcome Period of December 19, 2022 through December 15, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Buffered Allocation Defensive ETF (BUFT)
The investment objective of the FT Vest Buffered Allocation Defensive ETF (the “Fund”) is to seek to provide investors with capital preservation. The Fund seeks to achieve its investment objective by investing in a portfolio of exchange-traded funds that seek to provide investors with returns (before fees and expenses) based on the price return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined upside cap, while providing a defined buffer against losses of SPY over a defined one-year period (the “Underlying ETFs”). Under normal market conditions, the Fund will invest substantially all of its assets in Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. and sub-advised by Vest Financial LLC. PDR Services, LLC serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The buffer is provided only by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund’s returns may be limited to the caps of the Underlying ETFs. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “BUFT.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (10/26/21) to 2/29/24	Inception (10/26/21) to 2/29/24
Fund Performance
NAV	5.72%	13.64%	2.58%	6.15%
Market Price	5.72%	13.76%	2.60%	6.20%
Index Performance
S&P 500® Index	13.93%	30.45%	6.42%	15.72%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
October 26, 2021 - February 29, 2024
$12,000
$11,000
$10,000
$9,000
$8,000
$11,572
$10,615
10/26/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest Buffered Allocation Defensive ETF
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Buffered Allocation Growth ETF (BUFG)
The investment objective of the FT Vest Buffered Allocation Growth ETF (the “Fund”) is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of exchange-traded funds that seek to provide investors with returns (before fees and expenses) based on the price return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined upside cap, while providing a defined buffer against losses of SPY over a defined one-year period (the “Underlying ETFs”). Under normal market conditions, the Fund will invest substantially all of its assets in Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. and sub-advised by Vest Financial LLC. PDR Services, LLC serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is provided only by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund’s returns may be limited to the caps of the Underlying ETFs. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “BUFG.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (10/26/21) to 2/29/24	Inception (10/26/21) to 2/29/24
Fund Performance
NAV	8.48%	19.50%	4.37%	10.54%
Market Price	8.38%	19.58%	4.35%	10.49%
Index Performance
S&P 500® Index	13.93%	30.45%	6.42%	15.72%
(See Notes to Fund Performance Overview on page 29.)

Performance of a $10,000 Initial Investment
October 26, 2021 - February 29, 2024
$12,000
$11,000
$10,000
$9,000
$8,000
$11,572
$11,054
10/26/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest Buffered Allocation Growth ETF
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to FT Vest U.S. Equity Buffer - January (“FJAN”), FT Vest U.S. Equity Deep Buffer ETF - January (“DJAN”), FT Vest U.S. Equity Buffer ETF - February (“FFEB”), FT Vest U.S. Equity Deep Buffer ETF - February (“DFEB”), FT Vest U.S. Equity Buffer - March (“FMAR”), FT Vest U.S. Equity Deep Buffer ETF - March (“DMAR”), FT Vest U.S. Equity Buffer ETF - April (“FAPR”), FT Vest U.S. Equity Deep Buffer - April (“DAPR”), FT Vest U.S. Equity Buffer - May (“FMAY”), FT Vest U.S. Equity Deep Buffer ETF - May (“DMAY”), FT Vest U.S. Equity Buffer ETF - June (“FJUN”), FT Vest U.S. Equity Deep Buffer ETF - June (“DJUN”), FT Vest U.S. Equity Buffer - July (“FJUL”), FT Vest U.S. Equity Deep Buffer ETF - July (“DJUL”), FT Vest U.S. Equity Buffer ETF - August (“FAUG”), FT Vest U.S. Equity Deep Buffer - August (“DAUG”), FT Vest U.S. Equity Buffer - September (“FSEP”), FT Vest U.S. Equity Deep Buffer ETF - September (“DSEP”), FT Vest U.S. Equity Buffer ETF - October (“FOCT”), FT Vest U.S. Equity Deep Buffer ETF - October (“DOCT”), FT Vest U.S. Equity Buffer - November (“FNOV”), FT Vest U.S. Equity Deep Buffer ETF - November (“DNOV”), FT Vest U.S. Equity Buffer ETF - December (“FDEC”), FT Vest U.S. Equity Deep Buffer - December (“DDEC”), FT Vest Buffered Allocation Defensive ETF (“BUFT”), and FT Vest Buffered Allocation Growth ETF (“BUFG”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Vest Financial LLC (“Vest” or the “Sub-Advisor”) serves as the sub-advisor to the Funds. In this capacity, Vest is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio. Vest, with principal offices at 8350 Broad St., Suite 240, McLean, VA 22102, was founded in 2012. Vest had approximately $24.4 billion under management or committed to management as of February 29, 2024.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Karan Sood, Managing Director of Vest
Howard Rubin, Managing Director of Vest

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of FT Vest U.S. Equity Buffer ETF - January, FT Vest U.S. Equity Deep Buffer ETF - January, FT Vest U.S. Equity Buffer ETF - February, FT Vest U.S. Equity Deep Buffer ETF - February, FT Vest U.S. Equity Buffer ETF - March, FT Vest U.S. Equity Deep Buffer ETF - March, FT Vest U.S. Equity Buffer ETF - April, FT Vest U.S. Equity Deep Buffer ETF - April, FT Vest U.S. Equity Buffer ETF - May, FT Vest U.S. Equity Deep Buffer ETF - May, FT Vest U.S. Equity Buffer ETF - June, FT Vest U.S. Equity Deep Buffer ETF - June, FT Vest U.S. Equity Buffer ETF - July, FT Vest U.S. Equity Deep Buffer ETF - July, FT Vest U.S. Equity Buffer ETF - August, FT Vest U.S. Equity Deep Buffer ETF - August, FT Vest U.S. Equity Buffer ETF - September, FT Vest U.S. Equity Deep Buffer ETF - September, FT Vest U.S. Equity Buffer ETF - October, FT Vest U.S. Equity Deep Buffer ETF - October, FT Vest U.S. Equity Buffer ETF - November, FT Vest U.S. Equity Deep Buffer ETF - November, FT Vest U.S. Equity Buffer ETF - December, FT Vest U.S. Equity Deep Buffer ETF - December, FT Vest Buffered Allocation Defensive ETF or FT Vest Buffered Allocation Growth ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest U.S. Equity Buffer ETF - January (FJAN)
Actual	$1,000.00	$1,097.40	0.85%	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Actual	$1,000.00	$1,071.10	0.85%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - February (FFEB)
Actual	$1,000.00	$1,102.40	0.85%	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Actual	$1,000.00	$1,071.60	0.85%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses (Continued)
February 29, 2024 (Unaudited)
	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest U.S. Equity Buffer ETF - March (FMAR)
Actual	$1,000.00	$1,067.40	0.85%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Actual	$1,000.00	$1,048.90	0.85%	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - April (FAPR)
Actual	$1,000.00	$1,086.90	0.85%	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Actual	$1,000.00	$1,064.30	0.85%	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - May (FMAY)
Actual	$1,000.00	$1,087.30	0.85%	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Actual	$1,000.00	$1,066.20	0.85%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - June (FJUN)
Actual	$1,000.00	$1,097.60	0.85%	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Actual	$1,000.00	$1,086.30	0.85%	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - July (FJUL)
Actual	$1,000.00	$1,099.40	0.85%	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Actual	$1,000.00	$1,090.10	0.85%	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - August (FAUG)
Actual	$1,000.00	$1,093.50	0.85%	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Actual	$1,000.00	$1,075.20	0.85%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - September (FSEP)
Actual	$1,000.00	$1,086.80	0.85%	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Actual	$1,000.00	$1,080.40	0.85%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - October (FOCT)
Actual	$1,000.00	$1,047.80	0.85%	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses (Continued)
February 29, 2024 (Unaudited)
	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Actual	$1,000.00	$1,050.70	0.85%	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - November (FNOV)
Actual	$1,000.00	$1,078.80	0.85%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Actual	$1,000.00	$1,081.80	0.85%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Buffer ETF - December (FDEC)
Actual	$1,000.00	$1,112.90	0.85%	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Actual	$1,000.00	$1,082.40	0.85%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest Buffered Allocation Defensive ETF (BUFT) (b)
Actual	$1,000.00	$1,057.20	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
FT Vest Buffered Allocation Growth ETF (BUFG) (b)
Actual	$1,000.00	$1,084.80	0.20%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
7,512,116	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$7,512,116
	(Cost $7,512,116)
	Total Investments — 1.1%	7,512,116
	(Cost $7,512,116)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 100.0%
14,468	SPDR® S&P 500® ETF Trust	$735,090,144	$4.82	01/17/25	719,652,788
	(Cost $686,271,943)
	Put Options Purchased — 2.9%
14,468	SPDR® S&P 500® ETF Trust	735,090,144	482.43	01/17/25	20,544,560
	(Cost $32,041,314)
	Total Purchased Options				740,197,348
	(Cost $718,313,257)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (2.5)%
(14,468)	SPDR® S&P 500® ETF Trust	(735,090,144)	558.17	01/17/25	(17,810,108)
	(Premiums received $8,253,399)
	Put Options Written — (1.4)%
(14,468)	SPDR® S&P 500® ETF Trust	(735,090,144)	434.19	01/17/25	(10,214,408)
	(Premiums received $16,703,961)
	Total Written Options				(28,024,516)
	(Premiums received $24,957,360)
	Net Other Assets and Liabilities — (0.1)%				(432,329)
	Net Assets — 100.0%				$719,252,619

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.1%
Purchased Options	102.9
Written Options	(3.9)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,512,116	$7,512,116	$—	$—
Purchased Options	740,197,348	—	740,197,348	—
Total	$747,709,464	$7,512,116	$740,197,348	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(28,024,516)	$—	$(28,024,516)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,293,913	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$3,293,913
	(Cost $3,293,913)
	Total Investments — 1.0%	3,293,913
	(Cost $3,293,913)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.7%
	Call Options Purchased — 100.7%
6,394	SPDR® S&P 500® ETF Trust	$324,866,352	$4.81	01/17/25	318,510,716
	(Cost $303,167,223)
	Put Options Purchased — 2.0%
6,394	SPDR® S&P 500® ETF Trust	324,866,352	458.31	01/17/25	6,349,242
	(Cost $9,532,175)
	Total Purchased Options				324,859,958
	(Cost $312,699,398)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (3.2)%
(6,394)	SPDR® S&P 500® ETF Trust	(324,866,352)	549.68	01/17/25	(10,153,672)
	(Premiums received $4,261,379)
	Put Options Written — (0.4)%
(6,394)	SPDR® S&P 500® ETF Trust	(324,866,352)	337.70	01/17/25	(1,368,316)
	(Premiums received $2,101,945)
	Total Written Options				(11,521,988)
	(Premiums received $6,363,324)
	Net Other Assets and Liabilities — (0.1)%				(212,802)
	Net Assets — 100.0%				$316,419,081

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.0%
Purchased Options	102.7
Written Options	(3.6)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,293,913	$3,293,913	$—	$—
Purchased Options	324,859,958	—	324,859,958	—
Total	$328,153,871	$3,293,913	$324,859,958	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,521,988)	$—	$(11,521,988)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
8,529,898	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$8,529,898
	(Cost $8,529,898)
	Total Investments — 1.1%	8,529,898
	(Cost $8,529,898)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 98.5%
15,003	SPDR® S&P 500® ETF Trust	$762,272,424	$5.00	02/21/25	748,422,631
	(Cost $734,849,329)
	Put Options Purchased — 3.7%
15,003	SPDR® S&P 500® ETF Trust	762,272,424	499.51	02/21/25	28,046,476
	(Cost $32,445,956)
	Total Purchased Options				776,469,107
	(Cost $767,295,285)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (1.4)%
(15,003)	SPDR® S&P 500® ETF Trust	(762,272,424)	583.53	02/21/25	(10,870,597)
	(Premiums received $8,626,806)
	Put Options Written — (1.9)%
(15,003)	SPDR® S&P 500® ETF Trust	(762,272,424)	449.56	02/21/25	(14,380,110)
	(Premiums received $16,679,229)
	Total Written Options				(25,250,707)
	(Premiums received $25,306,035)
	Net Other Assets and Liabilities — (0.0)%				(376,911)
	Net Assets — 100.0%				$759,371,387

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.1%
Purchased Options	102.2
Written Options	(3.3)
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,529,898	$8,529,898	$—	$—
Purchased Options	776,469,107	—	776,469,107	—
Total	$784,999,005	$8,529,898	$776,469,107	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,250,707)	$—	$(25,250,707)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,397,693	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$3,397,693
	(Cost $3,397,693)
	Total Investments — 1.1%	3,397,693
	(Cost $3,397,693)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 98.6%
6,159	SPDR® S&P 500® ETF Trust	$312,926,472	$4.99	02/21/25	306,373,296
	(Cost $301,847,563)
	Put Options Purchased — 2.7%
6,159	SPDR® S&P 500® ETF Trust	312,926,472	474.53	02/21/25	8,400,876
	(Cost $9,536,757)
	Total Purchased Options				314,774,172
	(Cost $311,384,320)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (1.9)%
(6,159)	SPDR® S&P 500® ETF Trust	(312,926,472)	574.69	02/21/25	(5,838,732)
	(Premiums received $4,707,520)
	Put Options Written — (0.5)%
(6,159)	SPDR® S&P 500® ETF Trust	(312,926,472)	349.66	02/21/25	(1,687,566)
	(Premiums received $1,932,120)
	Total Written Options				(7,526,298)
	(Premiums received $6,639,640)
	Net Other Assets and Liabilities — (0.0)%				(108,049)
	Net Assets — 100.0%				$310,537,518

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.1%
Purchased Options	101.3
Written Options	(2.4)
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,397,693	$3,397,693	$—	$—
Purchased Options	314,774,172	—	314,774,172	—
Total	$318,171,865	$3,397,693	$314,774,172	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,526,298)	$—	$(7,526,298)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,299,138	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,299,138
	(Cost $1,299,138)
	Total Investments — 0.3%	1,299,138
	(Cost $1,299,138)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.1%
	Call Options Purchased — 109.1%
9,495	SPDR® S&P 500® ETF Trust	$482,421,960	$3.90	03/15/24	477,435,467
	(Cost $391,498,271)
	Put Options Purchased — 0.0%
9,495	SPDR® S&P 500® ETF Trust	482,421,960	389.99	03/15/24	52,326
	(Cost $14,536,629)
	Total Purchased Options				477,487,793
	(Cost $406,034,900)
WRITTEN OPTIONS — (9.3)%
	Call Options Written — (9.3)%
(9,495)	SPDR® S&P 500® ETF Trust	(482,421,960)	465.45	03/15/24	(40,620,204)
	(Premiums received $10,552,686)
	Put Options Written — (0.0)%
(9,495)	SPDR® S&P 500® ETF Trust	(482,421,960)	350.99	03/15/24	(31,491)
	(Premiums received $6,570,594)
	Total Written Options				(40,651,695)
	(Premiums received $17,123,280)
	Net Other Assets and Liabilities — (0.1)%				(292,169)
	Net Assets — 100.0%				$437,843,067

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.3%
Purchased Options	109.1
Written Options	(9.3)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,299,138	$1,299,138	$—	$—
Purchased Options	477,487,793	—	477,487,793	—
Total	$478,786,931	$1,299,138	$477,487,793	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(40,651,695)	$—	$(40,651,695)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
506,168	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$506,168
	(Cost $506,168)
	Total Investments — 0.3%	506,168
	(Cost $506,168)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.8%
	Call Options Purchased — 113.8%
3,708	SPDR® S&P 500® ETF Trust	$188,396,064	$3.89	03/15/24	186,452,430
	(Cost $145,746,835)
	Put Options Purchased — 0.0%
3,708	SPDR® S&P 500® ETF Trust	188,396,064	370.49	03/15/24	15,774
	(Cost $8,154,971)
	Total Purchased Options				186,468,204
	(Cost $153,901,806)
WRITTEN OPTIONS — (14.0)%
	Call Options Written — (14.0)%
(3,708)	SPDR® S&P 500® ETF Trust	(188,396,064)	445.99	03/15/24	(23,032,601)
	(Premiums received $4,133,308)
	Put Options Written — (0.0)%
(3,708)	SPDR® S&P 500® ETF Trust	(188,396,064)	272.99	03/15/24	(4,728)
	(Premiums received $1,715,111)
	Total Written Options				(23,037,329)
	(Premiums received $5,848,419)
	Net Other Assets and Liabilities — (0.1)%				(127,824)
	Net Assets — 100.0%				$163,809,219

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.3%
Purchased Options	113.8
Written Options	(14.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$506,168	$506,168	$—	$—
Purchased Options	186,468,204	—	186,468,204	—
Total	$186,974,372	$506,168	$186,468,204	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(23,037,329)	$—	$(23,037,329)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,724,441	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$2,724,441
	(Cost $2,724,441)
	Total Investments — 0.6%	2,724,441
	(Cost $2,724,441)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 104.8%
9,685	SPDR® S&P 500® ETF Trust	$492,075,480	$4.12	04/19/24	486,642,195
	(Cost $414,344,575)
	Put Options Purchased — 0.1%
9,685	SPDR® S&P 500® ETF Trust	492,075,480	412.20	04/19/24	319,605
	(Cost $23,968,980)
	Total Purchased Options				486,961,800
	(Cost $438,313,555)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (5.2)%
(9,685)	SPDR® S&P 500® ETF Trust	(492,075,480)	488.37	04/19/24	(23,863,840)
	(Premiums received $5,474,929)
	Put Options Written — (0.0)%
(9,685)	SPDR® S&P 500® ETF Trust	(492,075,480)	370.98	04/19/24	(174,330)
	(Premiums received $8,196,258)
	Total Written Options				(24,038,170)
	(Premiums received $13,671,187)
	Net Other Assets and Liabilities — (0.3)%				(1,209,293)
	Net Assets — 100.0%				$464,438,778

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.6%
Purchased Options	104.9
Written Options	(5.2)
Net Other Assets and Liabilities	(0.3)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,724,441	$2,724,441	$—	$—
Purchased Options	486,961,800	—	486,961,800	—
Total	$489,686,241	$2,724,441	$486,961,800	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,038,170)	$—	$(24,038,170)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
844,724	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$844,724
	(Cost $844,724)
	Total Investments — 0.4%	844,724
	(Cost $844,724)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.8%
	Call Options Purchased — 108.7%
4,580	SPDR® S&P 500® ETF Trust	$232,700,640	$4.11	04/19/24	230,399,200
	(Cost $188,836,740)
	Put Options Purchased — 0.1%
4,580	SPDR® S&P 500® ETF Trust	232,700,640	391.59	04/19/24	102,336
	(Cost $9,104,782)
	Total Purchased Options				230,501,536
	(Cost $197,941,522)
WRITTEN OPTIONS — (9.1)%
	Call Options Written — (9.1)%
(4,580)	SPDR® S&P 500® ETF Trust	(232,700,640)	470.11	04/19/24	(19,204,813)
	(Premiums received $5,508,593)
	Put Options Written — (0.0)%
(4,580)	SPDR® S&P 500® ETF Trust	(232,700,640)	288.54	04/19/24	(18,047)
	(Premiums received $1,610,523)
	Total Written Options				(19,222,860)
	(Premiums received $7,119,116)
	Net Other Assets and Liabilities — (0.1)%				(134,442)
	Net Assets — 100.0%				$211,988,958

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.4%
Purchased Options	108.8
Written Options	(9.1)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$844,724	$844,724	$—	$—
Purchased Options	230,501,536	—	230,501,536	—
Total	$231,346,260	$844,724	$230,501,536	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,222,860)	$—	$(19,222,860)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,482,382	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$2,482,382
	(Cost $2,482,382)
	Total Investments — 0.5%	2,482,382
	(Cost $2,482,382)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 104.8%
11,178	SPDR® S&P 500® ETF Trust	$567,931,824	$4.19	05/17/24	562,604,935
	(Cost $483,352,719)
	Put Options Purchased — 0.2%
11,178	SPDR® S&P 500® ETF Trust	567,931,824	418.62	05/17/24	764,769
	(Cost $28,911,619)
	Total Purchased Options				563,369,704
	(Cost $512,264,338)
WRITTEN OPTIONS — (5.4)%
	Call Options Written — (5.3)%
(11,178)	SPDR® S&P 500® ETF Trust	(567,931,824)	492.51	05/17/24	(28,417,219)
	(Premiums received $6,238,985)
	Put Options Written — (0.1)%
(11,178)	SPDR® S&P 500® ETF Trust	(567,931,824)	376.76	05/17/24	(368,782)
	(Premiums received $9,044,452)
	Total Written Options				(28,786,001)
	(Premiums received $15,283,437)
	Net Other Assets and Liabilities — (0.1)%				(375,010)
	Net Assets — 100.0%				$536,691,075

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.5%
Purchased Options	105.0
Written Options	(5.4)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,482,382	$2,482,382	$—	$—
Purchased Options	563,369,704	—	563,369,704	—
Total	$565,852,086	$2,482,382	$563,369,704	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(28,786,001)	$—	$(28,786,001)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
837,921	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$837,921
	(Cost $837,921)
	Total Investments — 0.5%	837,921
	(Cost $837,921)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.2%
	Call Options Purchased — 108.1%
3,917	SPDR® S&P 500® ETF Trust	$199,014,936	$4.18	05/17/24	197,152,155
	(Cost $165,432,710)
	Put Options Purchased — 0.1%
3,917	SPDR® S&P 500® ETF Trust	199,014,936	397.69	05/17/24	186,945
	(Cost $7,948,558)
	Total Purchased Options				197,339,100
	(Cost $173,381,268)
WRITTEN OPTIONS — (8.6)%
	Call Options Written — (8.6)%
(3,917)	SPDR® S&P 500® ETF Trust	(199,014,936)	475.85	05/17/24	(15,619,527)
	(Premiums received $4,411,060)
	Put Options Written — (0.0)%
(3,917)	SPDR® S&P 500® ETF Trust	(199,014,936)	293.03	05/17/24	(26,727)
	(Premiums received $1,180,837)
	Total Written Options				(15,646,254)
	(Premiums received $5,591,897)
	Net Other Assets and Liabilities — (0.1)%				(113,957)
	Net Assets — 100.0%				$182,416,810

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.5%
Purchased Options	108.2
Written Options	(8.6)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$837,921	$837,921	$—	$—
Purchased Options	197,339,100	—	197,339,100	—
Total	$198,177,021	$837,921	$197,339,100	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,646,254)	$—	$(15,646,254)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.8%
18,645,570	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$18,645,570
	(Cost $18,645,570)
	Total Investments — 2.8%	18,645,570
	(Cost $18,645,570)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 101.5%
13,335	SPDR® S&P 500® ETF Trust	$677,524,680	$4.39	06/21/24	668,734,859
	(Cost $592,055,092)
	Put Options Purchased — 0.4%
13,335	SPDR® S&P 500® ETF Trust	677,524,680	439.46	06/21/24	2,469,883
	(Cost $25,228,477)
	Total Purchased Options				671,204,742
	(Cost $617,283,569)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (2.2)%
(13,335)	SPDR® S&P 500® ETF Trust	(677,524,680)	519.66	06/21/24	(14,448,405)
	(Premiums received $7,140,921)
	Put Options Written — (0.2)%
(13,335)	SPDR® S&P 500® ETF Trust	(677,524,680)	395.51	06/21/24	(1,192,663)
	(Premiums received $10,995,574)
	Total Written Options				(15,641,068)
	(Premiums received $18,136,495)
	Net Other Assets and Liabilities — (2.3)%				(15,439,490)
	Net Assets — 100.0%				$658,769,754

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	2.8%
Purchased Options	101.9
Written Options	(2.4)
Net Other Assets and Liabilities	(2.3)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$18,645,570	$18,645,570	$—	$—
Purchased Options	671,204,742	—	671,204,742	—
Total	$689,850,312	$18,645,570	$671,204,742	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,641,068)	$—	$(15,641,068)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
957,683	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$957,683
	(Cost $957,683)
	Total Investments — 0.6%	957,683
	(Cost $957,683)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 103.4%
3,525	SPDR® S&P 500® ETF Trust	$179,098,200	$4.38	06/21/24	176,778,147
	(Cost $153,156,222)
	Put Options Purchased — 0.3%
3,525	SPDR® S&P 500® ETF Trust	179,098,200	417.49	06/21/24	439,701
	(Cost $7,048,803)
	Total Purchased Options				177,217,848
	(Cost $160,205,025)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (4.1)%
(3,525)	SPDR® S&P 500® ETF Trust	(179,098,200)	504.06	06/21/24	(7,054,571)
	(Premiums received $2,351,481)
	Put Options Written — (0.1)%
(3,525)	SPDR® S&P 500® ETF Trust	(179,098,200)	307.62	06/21/24	(84,206)
	(Premiums received $2,076,705)
	Total Written Options				(7,138,777)
	(Premiums received $4,428,186)
	Net Other Assets and Liabilities — (0.1)%				(110,689)
	Net Assets — 100.0%				$170,926,065

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.6%
Purchased Options	103.7
Written Options	(4.2)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$957,683	$957,683	$—	$—
Purchased Options	177,217,848	—	177,217,848	—
Total	$178,175,531	$957,683	$177,217,848	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,138,777)	$—	$(7,138,777)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
3,691,149	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$3,691,149
	(Cost $3,691,149)
	Total Investments — 0.6%	3,691,149
	(Cost $3,691,149)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 100.8%
11,698	SPDR® S&P 500® ETF Trust	$594,351,984	$4.52	07/19/24	585,016,980
	(Cost $521,718,815)
	Put Options Purchased — 0.7%
11,698	SPDR® S&P 500® ETF Trust	594,351,984	452.18	07/19/24	3,755,058
	(Cost $25,253,816)
	Total Purchased Options				588,772,038
	(Cost $546,972,631)
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (1.7)%
(11,698)	SPDR® S&P 500® ETF Trust	(594,351,984)	531.13	07/19/24	(10,013,488)
	(Premiums received $3,873,313)
	Put Options Written — (0.3)%
(11,698)	SPDR® S&P 500® ETF Trust	(594,351,984)	406.96	07/19/24	(1,661,116)
	(Premiums received $11,018,392)
	Total Written Options				(11,674,604)
	(Premiums received $14,891,705)
	Net Other Assets and Liabilities — (0.1)%				(411,894)
	Net Assets — 100.0%				$580,376,689

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.6%
Purchased Options	101.5
Written Options	(2.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,691,149	$3,691,149	$—	$—
Purchased Options	588,772,038	—	588,772,038	—
Total	$592,463,187	$3,691,149	$588,772,038	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,674,604)	$—	$(11,674,604)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,632,352	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$2,632,352
	(Cost $2,632,352)
	Total Investments — 0.7%	2,632,352
	(Cost $2,632,352)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 101.8%
8,426	SPDR® S&P 500® ETF Trust	$428,108,208	$4.51	07/19/24	421,899,335
	(Cost $369,656,173)
	Put Options Purchased — 0.4%
8,426	SPDR® S&P 500® ETF Trust	428,108,208	429.57	07/19/24	1,831,438
	(Cost $15,673,302)
	Total Purchased Options				423,730,773
	(Cost $385,329,475)
WRITTEN OPTIONS — (2.8)%
	Call Options Written — (2.7)%
(8,426)	SPDR® S&P 500® ETF Trust	(428,108,208)	519.06	07/19/24	(11,344,370)
	(Premiums received $3,234,254)
	Put Options Written — (0.1)%
(8,426)	SPDR® S&P 500® ETF Trust	(428,108,208)	316.53	07/19/24	(273,016)
	(Premiums received $2,705,825)
	Total Written Options				(11,617,386)
	(Premiums received $5,940,079)
	Net Other Assets and Liabilities — (0.1)%				(277,986)
	Net Assets — 100.0%				$414,467,753

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.7%
Purchased Options	102.2
Written Options	(2.8)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,632,352	$2,632,352	$—	$—
Purchased Options	423,730,773	—	423,730,773	—
Total	$426,363,125	$2,632,352	$423,730,773	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,617,386)	$—	$(11,617,386)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
3,997,965	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$3,997,965
	(Cost $3,997,965)
	Total Investments — 0.7%	3,997,965
	(Cost $3,997,965)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 102.6%
12,139	SPDR® S&P 500® ETF Trust	$616,758,312	$4.37	08/16/24	607,945,398
	(Cost $520,485,582)
	Put Options Purchased — 0.7%
12,139	SPDR® S&P 500® ETF Trust	616,758,312	436.50	08/16/24	3,860,202
	(Cost $25,765,586)
	Total Purchased Options				611,805,600
	(Cost $546,251,168)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (3.6)%
(12,139)	SPDR® S&P 500® ETF Trust	(616,758,312)	518.13	08/16/24	(21,218,972)
	(Premiums received $5,281,528)
	Put Options Written — (0.3)%
(12,139)	SPDR® S&P 500® ETF Trust	(616,758,312)	392.85	08/16/24	(1,954,379)
	(Premiums received $12,685,859)
	Total Written Options				(23,173,351)
	(Premiums received $17,967,387)
	Net Other Assets and Liabilities — (0.1)%				(382,549)
	Net Assets — 100.0%				$592,247,665

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.7%
Purchased Options	103.3
Written Options	(3.9)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,997,965	$3,997,965	$—	$—
Purchased Options	611,805,600	—	611,805,600	—
Total	$615,803,565	$3,997,965	$611,805,600	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(23,173,351)	$—	$(23,173,351)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,245,872	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$2,245,872
	(Cost $2,245,872)
	Total Investments — 0.7%	2,245,872
	(Cost $2,245,872)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 104.5%
7,070	SPDR® S&P 500® ETF Trust	$359,212,560	$4.36	08/16/24	353,934,923
	(Cost $304,260,377)
	Put Options Purchased — 0.5%
7,070	SPDR® S&P 500® ETF Trust	359,212,560	414.68	08/16/24	1,593,198
	(Cost $10,612,028)
	Total Purchased Options				355,528,121
	(Cost $314,872,405)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (5.5)%
(7,070)	SPDR® S&P 500® ETF Trust	(359,212,560)	503.02	08/16/24	(18,806,127)
	(Premiums received $5,202,939)
	Put Options Written — (0.1)%
(7,070)	SPDR® S&P 500® ETF Trust	(359,212,560)	305.55	08/16/24	(245,025)
	(Premiums received $2,366,203)
	Total Written Options				(19,051,152)
	(Premiums received $7,569,142)
	Net Other Assets and Liabilities — (0.1)%				(209,522)
	Net Assets — 100.0%				$338,513,319

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.7%
Purchased Options	105.0
Written Options	(5.6)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,245,872	$2,245,872	$—	$—
Purchased Options	355,528,121	—	355,528,121	—
Total	$357,773,993	$2,245,872	$355,528,121	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,051,152)	$—	$(19,051,152)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,586,424	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$3,586,424
	(Cost $3,586,424)
	Total Investments — 0.8%	3,586,424
	(Cost $3,586,424)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.3%
	Call Options Purchased — 102.4%
9,775	SPDR® S&P 500® ETF Trust	$496,648,200	$4.43	09/20/24	488,046,200
	(Cost $429,744,944)
	Put Options Purchased — 0.9%
9,775	SPDR® S&P 500® ETF Trust	496,648,200	443.37	09/20/24	4,467,175
	(Cost $20,259,704)
	Total Purchased Options				492,513,375
	(Cost $450,004,648)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (3.5)%
(9,775)	SPDR® S&P 500® ETF Trust	(496,648,200)	524.06	09/20/24	(16,666,375)
	(Premiums received $7,637,096)
	Put Options Written — (0.5)%
(9,775)	SPDR® S&P 500® ETF Trust	(496,648,200)	399.03	09/20/24	(2,238,475)
	(Premiums received $9,521,526)
	Total Written Options				(18,904,850)
	(Premiums received $17,158,622)
	Net Other Assets and Liabilities — (0.1)%				(318,240)
	Net Assets — 100.0%				$476,876,709

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.8%
Purchased Options	103.3
Written Options	(4.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,586,424	$3,586,424	$—	$—
Purchased Options	492,513,375	—	492,513,375	—
Total	$496,099,799	$3,586,424	$492,513,375	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,904,850)	$—	$(18,904,850)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,376,634	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,376,634
	(Cost $1,376,634)
	Total Investments — 0.8%	1,376,634
	(Cost $1,376,634)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 103.9%
3,841	SPDR® S&P 500® ETF Trust	$195,153,528	$4.42	09/20/24	192,174,537
	(Cost $165,803,192)
	Put Options Purchased — 0.7%
3,841	SPDR® S&P 500® ETF Trust	195,153,528	421.20	09/20/24	1,218,564
	(Cost $7,051,067)
	Total Purchased Options				193,393,101
	(Cost $172,854,259)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (5.1)%
(3,841)	SPDR® S&P 500® ETF Trust	(195,153,528)	511.21	09/20/24	(9,427,631)
	(Premiums received $2,035,319)
	Put Options Written — (0.2)%
(3,841)	SPDR® S&P 500® ETF Trust	(195,153,528)	310.36	09/20/24	(293,535)
	(Premiums received $1,299,875)
	Total Written Options				(9,721,166)
	(Premiums received $3,335,194)
	Net Other Assets and Liabilities — (0.1)%				(112,522)
	Net Assets — 100.0%				$184,936,047

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.8%
Purchased Options	104.6
Written Options	(5.3)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,376,634	$1,376,634	$—	$—
Purchased Options	193,393,101	—	193,393,101	—
Total	$194,769,735	$1,376,634	$193,393,101	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,721,166)	$—	$(9,721,166)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
4,045,307	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$4,045,307
	(Cost $4,045,307)
	Total Investments — 0.8%	4,045,307
	(Cost $4,045,307)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.1%
	Call Options Purchased — 106.3%
10,853	SPDR® S&P 500® ETF Trust	$551,419,224	$4.21	10/18/24	542,595,735
	(Cost $458,773,013)
	Put Options Purchased — 0.8%
10,853	SPDR® S&P 500® ETF Trust	551,419,224	421.19	10/18/24	4,048,169
	(Cost $25,236,610)
	Total Purchased Options				546,643,904
	(Cost $484,009,623)
WRITTEN OPTIONS — (7.8)%
	Call Options Written — (7.4)%
(10,853)	SPDR® S&P 500® ETF Trust	(551,419,224)	500.58	10/18/24	(37,605,645)
	(Premiums received $6,774,938)
	Put Options Written — (0.4)%
(10,853)	SPDR® S&P 500® ETF Trust	(551,419,224)	379.07	10/18/24	(2,376,807)
	(Premiums received $13,554,102)
	Total Written Options				(39,982,452)
	(Premiums received $20,329,040)
	Net Other Assets and Liabilities — (0.1)%				(361,532)
	Net Assets — 100.0%				$510,345,227

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.8%
Purchased Options	107.1
Written Options	(7.8)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,045,307	$4,045,307	$—	$—
Purchased Options	546,643,904	—	546,643,904	—
Total	$550,689,211	$4,045,307	$546,643,904	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(39,982,452)	$—	$(39,982,452)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,449,183	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,449,183
	(Cost $1,449,183)
	Total Investments — 0.8%	1,449,183
	(Cost $1,449,183)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.3%
	Call Options Purchased — 108.7%
4,034	SPDR® S&P 500® ETF Trust	$204,959,472	$4.20	10/18/24	201,774,220
	(Cost $166,840,657)
	Put Options Purchased — 0.6%
4,034	SPDR® S&P 500® ETF Trust	204,959,472	400.13	10/18/24	1,111,563
	(Cost $7,364,418)
	Total Purchased Options				202,885,783
	(Cost $174,205,075)
WRITTEN OPTIONS — (10.0)%
	Call Options Written — (9.9)%
(4,034)	SPDR® S&P 500® ETF Trust	(204,959,472)	485.97	10/18/24	(18,318,562)
	(Premiums received $3,361,029)
	Put Options Written — (0.1)%
(4,034)	SPDR® S&P 500® ETF Trust	(204,959,472)	294.83	10/18/24	(291,877)
	(Premiums received $1,355,983)
	Total Written Options				(18,610,439)
	(Premiums received $4,717,012)
	Net Other Assets and Liabilities — (0.1)%				(119,095)
	Net Assets — 100.0%				$185,605,432

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.8%
Purchased Options	109.3
Written Options	(10.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,449,183	$1,449,183	$—	$—
Purchased Options	202,885,783	—	202,885,783	—
Total	$204,334,966	$1,449,183	$202,885,783	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,610,439)	$—	$(18,610,439)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
5,002,361	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$5,002,361
	(Cost $5,002,361)
	Total Investments — 0.9%	5,002,361
	(Cost $5,002,361)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 102.7%
11,872	SPDR® S&P 500® ETF Trust	$603,192,576	$4.51	11/15/24	592,875,808
	(Cost $525,488,346)
	Put Options Purchased — 1.5%
11,872	SPDR® S&P 500® ETF Trust	603,192,576	450.79	11/15/24	8,619,072
	(Cost $30,275,185)
	Total Purchased Options				601,494,880
	(Cost $555,763,531)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (4.2)%
(11,872)	SPDR® S&P 500® ETF Trust	(603,192,576)	529.45	11/15/24	(24,468,192)
	(Premiums received $5,575,638)
	Put Options Written — (0.8)%
(11,872)	SPDR® S&P 500® ETF Trust	(603,192,576)	405.71	11/15/24	(4,428,256)
	(Premiums received $16,977,288)
	Total Written Options				(28,896,448)
	(Premiums received $22,552,926)
	Net Other Assets and Liabilities — (0.1)%				(341,848)
	Net Assets — 100.0%				$577,258,945

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.9%
Purchased Options	104.2
Written Options	(5.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,002,361	$5,002,361	$—	$—
Purchased Options	601,494,880	—	601,494,880	—
Total	$606,497,241	$5,002,361	$601,494,880	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(28,896,448)	$—	$(28,896,448)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,360,195	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$2,360,195
	(Cost $2,360,195)
	Total Investments — 0.9%	2,360,195
	(Cost $2,360,195)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 103.8%
5,681	SPDR® S&P 500® ETF Trust	$288,640,248	$4.50	11/15/24	284,101,041
	(Cost $250,530,230)
	Put Options Purchased — 1.0%
5,681	SPDR® S&P 500® ETF Trust	288,640,248	428.25	11/15/24	2,780,195
	(Cost $10,840,930)
	Total Purchased Options				286,881,236
	(Cost $261,371,160)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (5.4)%
(5,681)	SPDR® S&P 500® ETF Trust	(288,640,248)	518.68	11/15/24	(14,674,768)
	(Premiums received $5,184,361)
	Put Options Written — (0.2)%
(5,681)	SPDR® S&P 500® ETF Trust	(288,640,248)	315.55	11/15/24	(645,531)
	(Premiums received $1,994,188)
	Total Written Options				(15,320,299)
	(Premiums received $7,178,549)
	Net Other Assets and Liabilities — (0.1)%				(170,649)
	Net Assets — 100.0%				$273,750,483

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.9%
Purchased Options	104.8
Written Options	(5.6)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,360,195	$2,360,195	$—	$—
Purchased Options	286,881,236	—	286,881,236	—
Total	$289,241,431	$2,360,195	$286,881,236	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,320,299)	$—	$(15,320,299)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
6,936,933	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$6,936,933
	(Cost $6,936,933)
	Total Investments — 1.0%	6,936,933
	(Cost $6,936,933)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 101.0%
14,712	SPDR® S&P 500® ETF Trust	$747,487,296	$4.69	12/20/24	734,936,214
	(Cost $678,359,561)
	Put Options Purchased — 2.1%
14,712	SPDR® S&P 500® ETF Trust	747,487,296	469.33	12/20/24	15,551,247
	(Cost $31,195,390)
	Total Purchased Options				750,487,461
	(Cost $709,554,951)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (2.9)%
(14,712)	SPDR® S&P 500® ETF Trust	(747,487,296)	547.47	12/20/24	(21,384,328)
	(Premiums received $7,352,378)
	Put Options Written — (1.1)%
(14,712)	SPDR® S&P 500® ETF Trust	(747,487,296)	422.40	12/20/24	(8,004,262)
	(Premiums received $16,132,190)
	Total Written Options				(29,388,590)
	(Premiums received $23,484,568)
	Net Other Assets and Liabilities — (0.1)%				(460,878)
	Net Assets — 100.0%				$727,574,926

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.0%
Purchased Options	103.1
Written Options	(4.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,936,933	$6,936,933	$—	$—
Purchased Options	750,487,461	—	750,487,461	—
Total	$757,424,394	$6,936,933	$750,487,461	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,388,590)	$—	$(29,388,590)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,230,592	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$3,230,592
	(Cost $3,230,592)
	Total Investments — 1.0%	3,230,592
	(Cost $3,230,592)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 101.9%
6,950	SPDR® S&P 500® ETF Trust	$353,115,600	$4.68	12/20/24	347,193,090
	(Cost $319,952,836)
	Put Options Purchased — 1.5%
6,950	SPDR® S&P 500® ETF Trust	353,115,600	445.86	12/20/24	5,267,595
	(Cost $11,005,123)
	Total Purchased Options				352,460,685
	(Cost $330,957,959)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (3.9)%
(6,950)	SPDR® S&P 500® ETF Trust	(353,115,600)	536.68	12/20/24	(13,391,394)
	(Premiums received $5,046,709)
	Put Options Written — (0.4)%
(6,950)	SPDR® S&P 500® ETF Trust	(353,115,600)	328.53	12/20/24	(1,188,302)
	(Premiums received $2,119,718)
	Total Written Options				(14,579,696)
	(Premiums received $7,166,427)
	Net Other Assets and Liabilities — (0.1)%				(212,991)
	Net Assets — 100.0%				$340,898,590

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.0%
Purchased Options	103.4
Written Options	(4.3)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,230,592	$3,230,592	$—	$—
Purchased Options	352,460,685	—	352,460,685	—
Total	$355,691,277	$3,230,592	$352,460,685	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,579,696)	$—	$(14,579,696)	$—
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
792,878	FT Vest U.S. Equity Deep Buffer ETF - April (b)	$26,264,084
602,243	FT Vest U.S. Equity Deep Buffer ETF - May (b)	22,289,014
453,107	FT Vest U.S. Equity Deep Buffer ETF - August (b)	16,579,185
433,092	FT Vest U.S. Equity Buffer ETF - October (b)	17,387,301
459,694	FT Vest U.S. Equity Deep Buffer ETF - October (b)	17,154,539
	Total Exchange-Traded Funds	99,674,123
	(Cost $96,791,334)
MONEY MARKET FUNDS — 0.2%
172,434	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (c)	172,434
	(Cost $172,434)

	Total Investments — 100.0%	99,846,557
	(Cost $96,963,768)
	Net Other Assets and Liabilities — (0.0)%	(15,663)
	Net Assets — 100.0%	$99,830,894

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Exchange-Traded Funds	99.8%
Money Market Funds	0.2
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 99,674,123	$ 99,674,123	$ —	$ —
Money Market Funds	172,434	172,434	—	—
Total Investments	$99,846,557	$99,846,557	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
963,858	FT Vest U.S. Equity Buffer ETF - January (b)	$39,874,805
901,811	FT Vest U.S. Equity Deep Buffer ETF - January (b)	32,023,309
1,233,285	FT Vest U.S. Equity Buffer ETF - February (b)	54,782,520
1,146,170	FT Vest U.S. Equity Deep Buffer ETF - February (b)	44,093,160
801,208	FT Vest U.S. Equity Buffer ETF - December (b)	32,561,093
	Total Exchange-Traded Funds	203,334,887
	(Cost $200,260,142)
MONEY MARKET FUNDS — 0.1%
245,076	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (c)	245,076
	(Cost $245,076)

	Total Investments — 100.0%	203,579,963
	(Cost $200,505,218)
	Net Other Assets and Liabilities — (0.0)%	(31,973)
	Net Assets — 100.0%	$203,547,990

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Exchange-Traded Funds	99.9%
Money Market Funds	0.1
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 203,334,887	$ 203,334,887	$ —	$ —
Money Market Funds	245,076	245,076	—	—
Total Investments	$203,579,963	$203,579,963	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - January (FJAN)	FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)	FT Vest U.S. Equity Buffer ETF - February (FFEB)	FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
ASSETS:
Investments, at value - Unaffiliated	$7,512,116	$3,293,913	$8,529,898	$3,397,693
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	7,512,116	3,293,913	8,529,898	3,397,693
Options contracts purchased, at value	740,197,348	324,859,958	776,469,107	314,774,172
Cash	—	—	—	—
Due from broker	743	1,350	162	7,447
Receivables:
Capital shares sold	2,067,036	202	—	1,923,030
Investment securities sold	81,244	1,828,944	—	46,337
Dividends	30,767	14,204	14,688	5,560
Total Assets	749,889,254	329,998,571	785,013,855	320,154,239

LIABILITIES:
Options contracts written, at value	28,024,516	11,521,988	25,250,707	7,526,298
Due to broker	—	—	—	—
Payables:
Investment securities purchased	2,148,871	64,966	—	1,942,202
Investment advisory fees	463,248	214,901	391,761	148,221
Capital shares redeemed	—	1,777,635	—	—
Total Liabilities	30,636,635	13,579,490	25,642,468	9,616,721
NET ASSETS	$719,252,619	$316,419,081	$759,371,387	$310,537,518

NET ASSETS consist of:
Paid-in capital	$673,890,891	$305,246,302	$704,241,994	$323,192,470
Par value	174,000	89,000	170,750	80,750
Accumulated distributable earnings (loss)	45,187,728	11,083,779	54,958,643	(12,735,702)
NET ASSETS	$719,252,619	$316,419,081	$759,371,387	$310,537,518
NET ASSET VALUE, per share	$41.34	$35.55	$44.47	$38.46
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	17,400,002	8,900,002	17,075,002	8,075,002
Investments, at cost - Unaffiliated	$7,512,116	$3,293,913	$8,529,898	$3,397,693
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$7,512,116	$3,293,913	$8,529,898	$3,397,693
Premiums paid on options contracts purchased	$718,313,257	$312,699,398	$767,295,285	$311,384,320
Premiums received on options contracts written	$24,957,360	$6,363,324	$25,306,035	$6,639,640
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)	FT Vest U.S. Equity Buffer ETF - April (FAPR)	FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)	FT Vest U.S. Equity Buffer ETF - May (FMAY)	FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

$1,299,138	$506,168	$2,724,441	$844,724	$2,482,382	$837,921
—	—	—	—	—	—
1,299,138	506,168	2,724,441	844,724	2,482,382	837,921
477,487,793	186,468,204	486,961,800	230,501,536	563,369,704	197,339,100
—	—	—	—	—	—
358	1,797	—	132	1,345	791

—	—	903,707	—	—	—
—	—	47,109	—	—	—
5,714	2,688	7,805	3,475	13,747	3,458
478,793,003	186,978,857	490,644,862	231,349,867	565,867,178	198,181,270

40,651,695	23,037,329	24,038,170	19,222,860	28,786,001	15,646,254
—	—	170	—	—	—

—	—	955,369	—	—	—
298,241	132,309	309,456	138,049	390,102	118,206
—	—	902,919	—	—	—
40,949,936	23,169,638	26,206,084	19,360,909	29,176,103	15,764,460
$437,843,067	$163,809,219	$464,438,778	$211,988,958	$536,691,075	$182,416,810

$407,232,097	$165,610,921	$437,703,200	$220,973,323	$508,788,593	$180,555,013
113,750	47,750	128,500	64,000	125,250	49,250
30,497,220	(1,849,452)	26,607,078	(9,048,365)	27,777,232	1,812,547
$437,843,067	$163,809,219	$464,438,778	$211,988,958	$536,691,075	$182,416,810
$38.49	$34.31	$36.14	$33.12	$42.85	$37.04
11,375,002	4,775,002	12,850,002	6,400,002	12,525,002	4,925,002
$1,299,138	$506,168	$2,724,441	$844,724	$2,482,382	$837,921
$—	$—	$—	$—	$—	$—
$1,299,138	$506,168	$2,724,441	$844,724	$2,482,382	$837,921
$406,034,900	$153,901,806	$438,313,555	$197,941,522	$512,264,338	$173,381,268
$17,123,280	$5,848,419	$13,671,187	$7,119,116	$15,283,437	$5,591,897
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)	FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)	FT Vest U.S. Equity Buffer ETF - July (FJUL)	FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
ASSETS:
Investments, at value - Unaffiliated	$18,645,570	$957,683	$3,691,149	$2,632,352
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	18,645,570	957,683	3,691,149	2,632,352
Options contracts purchased, at value	671,204,742	177,217,848	588,772,038	423,730,773
Cash	—	984,936	—	—
Due from broker	930	1,384	374	114
Receivables:
Capital shares sold	1,704	117	1,089,001	—
Investment securities sold	2,315,367	—	21,899	—
Dividends	17,543	4,032	19,775	14,160
Total Assets	692,185,856	179,166,000	593,594,236	426,377,399

LIABILITIES:
Options contracts written, at value	15,641,068	7,138,777	11,674,604	11,617,386
Due to broker	—	—	—	—
Payables:
Investment securities purchased	53,955	—	1,107,339	—
Investment advisory fees	430,100	116,104	435,604	292,260
Capital shares redeemed	17,290,979	985,054	—	—
Total Liabilities	33,416,102	8,239,935	13,217,547	11,909,646
NET ASSETS	$658,769,754	$170,926,065	$580,376,689	$414,467,753

NET ASSETS consist of:
Paid-in capital	$620,824,500	$163,176,976	$552,932,034	$382,573,351
Par value	142,500	43,250	133,250	108,750
Accumulated distributable earnings (loss)	37,802,754	7,705,839	27,311,405	31,785,652
NET ASSETS	$658,769,754	$170,926,065	$580,376,689	$414,467,753
NET ASSET VALUE, per share	$46.23	$39.52	$43.56	$38.11
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	14,250,002	4,325,002	13,325,002	10,875,002
Investments, at cost - Unaffiliated	$18,645,570	$957,683	$3,691,149	$2,632,352
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$18,645,570	$957,683	$3,691,149	$2,632,352
Premiums paid on options contracts purchased	$617,283,569	$160,205,025	$546,972,631	$385,329,475
Premiums received on options contracts written	$18,136,495	$4,428,186	$14,891,705	$5,940,079
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)	FT Vest U.S. Equity Buffer ETF - September (FSEP)	FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)	FT Vest U.S. Equity Buffer ETF - October (FOCT)	FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

$3,997,965	$2,245,872	$3,586,424	$1,376,634	$4,045,307	$1,449,183
—	—	—	—	—	—
3,997,965	2,245,872	3,586,424	1,376,634	4,045,307	1,449,183
611,805,600	355,528,121	492,513,375	193,393,101	546,643,904	202,885,783
—	—	1,044,361	—	—	—
7,967	—	1,474	4,393	—	270

1,055,814	—	1,045,896	—	1,002,877	—
41,941	—	42,491	—	2,115,330	—
17,299	9,349	15,173	7,478	16,852	6,389
616,926,586	357,783,342	498,249,194	194,781,606	553,824,270	204,341,625

23,173,351	19,051,152	18,904,850	9,721,166	39,982,452	18,610,439
—	186	—	—	645	—

1,108,857	—	1,108,527	—	154,837	—
396,713	218,685	314,747	124,393	333,181	125,754
—	—	1,044,361	—	3,007,928	—
24,678,921	19,270,023	21,372,485	9,845,559	43,479,043	18,736,193
$592,247,665	$338,513,319	$476,876,709	$184,936,047	$510,345,227	$185,605,432

$612,215,088	$365,563,103	$413,263,520	$147,717,013	$460,651,308	$166,583,820
140,250	92,500	114,000	49,000	127,250	49,750
(20,107,673)	(27,142,284)	63,499,189	37,170,034	49,566,669	18,971,862
$592,247,665	$338,513,319	$476,876,709	$184,936,047	$510,345,227	$185,605,432
$42.23	$36.60	$41.83	$37.74	$40.11	$37.31
14,025,002	9,250,002	11,400,002	4,900,002	12,725,002	4,975,002
$3,997,965	$2,245,872	$3,586,424	$1,376,634	$4,045,307	$1,449,183
$—	$—	$—	$—	$—	$—
$3,997,965	$2,245,872	$3,586,424	$1,376,634	$4,045,307	$1,449,183
$546,251,168	$314,872,405	$450,004,648	$172,854,259	$484,009,623	$174,205,075
$17,967,387	$7,569,142	$17,158,622	$3,335,194	$20,329,040	$4,717,012
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)	FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)	FT Vest U.S. Equity Buffer ETF - December (FDEC)	FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
ASSETS:
Investments, at value - Unaffiliated	$5,002,361	$2,360,195	$6,936,933	$3,230,592
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	5,002,361	2,360,195	6,936,933	3,230,592
Options contracts purchased, at value	601,494,880	286,881,236	750,487,461	352,460,685
Cash	—	—	—	—
Due from broker	204	3,131	3,384	1,105
Receivables:
Capital shares sold	1,101,754	—	—	—
Investment securities sold	53,491	—	—	—
Dividends	23,383	10,116	31,028	13,802
Total Assets	607,676,073	289,254,678	757,458,806	355,706,184

LIABILITIES:
Options contracts written, at value	28,896,448	15,320,299	29,388,590	14,579,696
Due to broker	—	—	—	—
Payables:
Investment securities purchased	1,114,687	—	—	—
Investment advisory fees	405,993	183,896	495,290	227,898
Capital shares redeemed	—	—	—	—
Total Liabilities	30,417,128	15,504,195	29,883,880	14,807,594
NET ASSETS	$577,258,945	$273,750,483	$727,574,926	$340,898,590

NET ASSETS consist of:
Paid-in capital	$537,991,350	$265,275,930	$667,175,665	$311,640,639
Par value	131,000	68,500	178,750	92,000
Accumulated distributable earnings (loss)	39,136,595	8,406,053	60,220,511	29,165,951
NET ASSETS	$577,258,945	$273,750,483	$727,574,926	$340,898,590
NET ASSET VALUE, per share	$44.07	$39.96	$40.70	$37.05
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	13,100,002	6,850,002	17,875,002	9,200,002
Investments, at cost - Unaffiliated	$5,002,361	$2,360,195	$6,936,933	$3,230,592
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$5,002,361	$2,360,195	$6,936,933	$3,230,592
Premiums paid on options contracts purchased	$555,763,531	$261,371,160	$709,554,951	$330,957,959
Premiums received on options contracts written	$22,552,926	$7,178,549	$23,484,568	$7,166,427
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)	FT Vest Buffered Allocation Growth ETF (BUFG)

$172,434	$245,076
99,674,123	203,334,887
99,846,557	203,579,963
—	—
—	—
—	—

—	—
—	—
360	162
99,846,917	203,580,125

—	—
—	—

—	—
16,023	32,135
—	—
16,023	32,135
$99,830,894	$203,547,990

$96,251,536	$198,939,517
47,000	92,000
3,532,358	4,516,473
$99,830,894	$203,547,990
$21.24	$22.12
4,700,002	9,200,002
$172,434	$245,076
$96,791,334	$200,260,142
$96,963,768	$200,505,218
$—	$—
$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - January (FJAN)	FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)	FT Vest U.S. Equity Buffer ETF - February (FFEB)	FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
INVESTMENT INCOME:
Dividends - Unaffiliated	$72,950	$34,853	$68,500	$27,500
Total investment income	72,950	34,853	68,500	27,500

EXPENSES:
Investment advisory fees	1,839,502	858,822	2,164,125	875,022
Total expenses	1,839,502	858,822	2,164,125	875,022
NET INVESTMENT INCOME (LOSS)	(1,766,552)	(823,969)	(2,095,625)	(847,522)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(9,021,254)	6,446,216	(17,454,130)	29,571,025
Written options contracts	(6,443,074)	(6,148,952)	(11,088,262)	(8,019,464)
In-kind redemptions - Purchased options contracts	59,270,412	20,448,503	99,769,113	5,960,317
In-kind redemptions - Written options contracts	12,309,111	348,343	8,789,145	70,153
Net realized gain (loss)	56,115,195	21,094,110	80,015,866	27,582,031
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(33,702)	(2,702,425)	(10,540,976)	(10,995,410)
Written options contracts	(9,804,488)	(3,744,314)	(9,093,350)	(1,015,566)
Net change in unrealized appreciation (depreciation)	(9,838,190)	(6,446,739)	(19,634,326)	(12,010,976)
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,277,005	14,647,371	60,381,540	15,571,055
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,510,453	$13,823,402	$58,285,915	$14,723,533
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)	FT Vest U.S. Equity Buffer ETF - April (FAPR)	FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)	FT Vest U.S. Equity Buffer ETF - May (FMAY)	FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

$49,098	$27,907	$69,178	$36,348	$100,955	$32,563
49,098	27,907	69,178	36,348	100,955	32,563

1,573,697	829,610	1,847,433	901,356	2,356,183	770,518
1,573,697	829,610	1,847,433	901,356	2,356,183	770,518
(1,524,599)	(801,703)	(1,778,255)	(865,008)	(2,255,228)	(737,955)

—	—	—	—	—	—
—	—	—	—	—	—
(57,503)	469,291	166,467	268,380	998,317	150,903
62,160	(149,740)	(41,543)	(59,112)	(385,525)	(11,313)
5,320,244	11,249,958	18,338,752	3,443,817	31,379,377	4,359,196
101,909	(3,275,225)	4,738,084	651,306	4,948,368	143,904
5,426,810	8,294,284	23,201,760	4,304,391	36,940,537	4,642,690

—	—	—	—	—	—
46,664,358	13,124,689	32,120,787	18,443,342	37,089,228	16,260,665
(24,876,807)	(11,521,652)	(17,284,079)	(10,453,069)	(20,300,510)	(8,842,886)
21,787,551	1,603,037	14,836,708	7,990,273	16,788,718	7,417,779
27,214,361	9,897,321	38,038,468	12,294,664	53,729,255	12,060,469
$25,689,762	$9,095,618	$36,260,213	$11,429,656	$51,474,027	$11,322,514
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)	FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)	FT Vest U.S. Equity Buffer ETF - July (FJUL)	FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
INVESTMENT INCOME:
Dividends - Unaffiliated	$126,122	$37,507	$134,510	$100,163
Total investment income	126,122	37,507	134,510	100,163

EXPENSES:
Investment advisory fees	2,522,975	772,029	2,417,372	1,733,956
Total expenses	2,522,975	772,029	2,417,372	1,733,956
NET INVESTMENT INCOME (LOSS)	(2,396,853)	(734,522)	(2,282,862)	(1,633,793)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	380,195	234,561	429,891	969,454
Written options contracts	37,089	75,823	56,800	92,713
In-kind redemptions - Purchased options contracts	14,162,258	4,282,008	11,178,211	10,774,142
In-kind redemptions - Written options contracts	5,327,500	1,363,773	2,167,472	771,413
Net realized gain (loss)	19,907,042	5,956,165	13,832,374	12,607,722
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	48,698,635	17,152,901	44,725,358	40,352,601
Written options contracts	(4,663,115)	(5,506,083)	674,024	(7,087,046)
Net change in unrealized appreciation (depreciation)	44,035,520	11,646,818	45,399,382	33,265,555
NET REALIZED AND UNREALIZED GAIN (LOSS)	63,942,562	17,602,983	59,231,756	45,873,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,545,709	$16,868,461	$56,948,894	$44,239,484
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)	FT Vest U.S. Equity Buffer ETF - September (FSEP)	FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)	FT Vest U.S. Equity Buffer ETF - October (FOCT)	FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

$141,415	$87,055	$101,196	$45,614	$90,048	$37,689
141,415	87,055	101,196	45,614	90,048	37,689

2,459,509	1,449,471	1,774,587	781,563	1,730,845	737,981
2,459,509	1,449,471	1,774,587	781,563	1,730,845	737,981
(2,318,094)	(1,362,416)	(1,673,391)	(735,949)	(1,640,797)	(700,292)

—	—	—	—	—	—
—	—	—	—	—	—
192,882	523,647	(17,949,195)	(9,481,664)	(26,358,576)	(10,681,714)
781	14,477	77,339	20,339	1,191,991	1,053,009
6,024,908	3,031,529	38,527,648	23,143,816	38,468,857	16,749,948
907,848	(118,619)	11,296,904	4,213,466	14,187,730	4,809,476
7,126,419	3,451,034	31,952,696	17,895,957	27,490,002	11,930,719

—	—	—	—	—	—
53,528,568	29,751,640	20,998,706	9,974,556	37,799,043	15,211,099
(5,031,722)	(8,143,421)	(11,911,172)	(9,381,980)	(33,362,862)	(16,013,123)
48,496,846	21,608,219	9,087,534	592,576	4,436,181	(802,024)
55,623,265	25,059,253	41,040,230	18,488,533	31,926,183	11,128,695
$53,305,171	$23,696,837	$39,366,839	$17,752,584	$30,285,386	$10,428,403
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)	FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)	FT Vest U.S. Equity Buffer ETF - December (FDEC)	FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
INVESTMENT INCOME:
Dividends - Unaffiliated	$105,264	$51,293	$95,482	$56,556
Total investment income	105,264	51,293	95,482	56,556

EXPENSES:
Investment advisory fees	2,146,010	1,093,341	1,961,436	1,247,053
Total expenses	2,146,010	1,093,341	1,961,436	1,247,053
NET INVESTMENT INCOME (LOSS)	(2,040,746)	(1,042,048)	(1,865,954)	(1,190,497)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(20,704,758)	7,108,472	(7,190,737)	3,406,958
Written options contracts	506,120	4,240,764	25,672	(6,212,068)
In-kind redemptions - Purchased options contracts	48,501,946	17,650,517	56,387,182	35,786,542
In-kind redemptions - Written options contracts	17,642,267	4,722,954	10,811,020	4,432,720
Net realized gain (loss)	45,945,575	33,722,707	60,033,137	37,414,152
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	23,822,611	5,544,177	16,215,487	(5,716,248)
Written options contracts	(23,288,712)	(13,968,387)	(13,414,165)	(7,687,715)
Net change in unrealized appreciation (depreciation)	533,899	(8,424,210)	2,801,322	(13,403,963)
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,479,474	25,298,497	62,834,459	24,010,189
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,438,728	$24,256,449	$60,968,505	$22,819,692
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)	FT Vest Buffered Allocation Growth ETF (BUFG)

$1,114	$1,555
1,114	1,555

103,159	176,154
103,159	176,154
(102,045)	(174,599)

1,349,888	(2,433,708)
6,171,664	18,519,685
—	—
—	—
—	—
—	—
7,521,552	16,085,977

(1,207,192)	(900,752)
—	—
—	—
(1,207,192)	(900,752)
6,314,360	15,185,225
$6,212,315	$15,010,626
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Buffer ETF - January (FJAN)		FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(1,766,552)	$(1,992,302)	$(823,969)	$(1,472,394)
Net realized gain (loss)	56,115,195	272,339	21,094,110	(2,932,419)
Net change in unrealized appreciation (depreciation)	(9,838,190)	39,662,230	(6,446,739)	19,857,278
Net increase (decrease) in net assets resulting from operations	44,510,453	37,942,267	13,823,402	15,452,465

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	735,578,861	406,801,786	269,230,944	258,344,193
Cost of shares redeemed	(397,956,006)	(296,858,003)	(151,663,655)	(221,699,055)
Net increase (decrease) in net assets resulting from shareholder transactions	337,622,855	109,943,783	117,567,289	36,645,138
Total increase (decrease) in net assets	382,133,308	147,886,050	131,390,691	52,097,603

NET ASSETS:
Beginning of period	337,119,311	189,233,261	185,028,390	132,930,787
End of period	$719,252,619	$337,119,311	$316,419,081	$185,028,390

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,950,002	5,850,002	5,575,002	4,325,002
Shares sold	18,400,000	11,950,000	7,775,000	8,425,000
Shares redeemed	(9,950,000)	(8,850,000)	(4,450,000)	(7,175,000)
Shares outstanding, end of period	17,400,002	8,950,002	8,900,002	5,575,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)		FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)		FT Vest U.S. Equity Buffer ETF - March (FMAR)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(2,095,625)	$(2,659,240)	$(847,522)	$(2,231,079)	$(1,524,599)	$(1,870,741)
80,015,866	4,021,661	27,582,031	(11,489,878)	5,426,810	1,945,093
(19,634,326)	44,100,136	(12,010,976)	26,799,203	21,787,551	37,525,066
58,285,915	45,462,557	14,723,533	13,078,246	25,689,762	37,599,418

940,259,123	243,479,786	137,629,161	130,634,777	129,878,314	404,646,429
(625,407,804)	(205,787,010)	(48,157,946)	(240,475,793)	(38,626,248)	(318,408,317)
314,851,319	37,692,776	89,471,215	(109,841,016)	91,252,066	86,238,112
373,137,234	83,155,333	104,194,748	(96,762,770)	116,941,828	123,837,530

386,234,153	303,078,820	206,342,770	303,105,540	320,901,239	197,063,709
$759,371,387	$386,234,153	$310,537,518	$206,342,770	$437,843,067	$320,901,239

9,575,002	8,550,002	5,750,002	8,925,002	8,900,002	6,300,002
21,875,000	6,550,000	3,625,000	3,925,000	3,500,000	12,450,000
(14,375,000)	(5,525,000)	(1,300,000)	(7,100,000)	(1,025,000)	(9,850,000)
17,075,002	9,575,002	8,075,002	5,750,002	11,375,002	8,900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)		FT Vest U.S. Equity Buffer ETF - April (FAPR)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(801,703)	$(1,849,081)	$(1,778,255)	$(2,509,611)
Net realized gain (loss)	8,294,284	(6,721,689)	23,201,760	7,477,814
Net change in unrealized appreciation (depreciation)	1,603,037	24,278,131	14,836,708	35,605,596
Net increase (decrease) in net assets resulting from operations	9,095,618	15,707,361	36,260,213	40,573,799

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,415,851	225,304,811	189,342,818	472,382,047
Cost of shares redeemed	(73,861,044)	(232,646,017)	(166,857,385)	(388,773,781)
Net increase (decrease) in net assets resulting from shareholder transactions	(46,445,193)	(7,341,206)	22,485,433	83,608,266
Total increase (decrease) in net assets	(37,349,575)	8,366,155	58,745,646	124,182,065

NET ASSETS:
Beginning of period	201,158,794	192,792,639	405,693,132	281,511,067
End of period	$163,809,219	$201,158,794	$464,438,778	$405,693,132

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,150,002	6,350,002	12,200,002	9,575,002
Shares sold	825,000	7,425,000	5,525,000	15,175,000
Shares redeemed	(2,200,000)	(7,625,000)	(4,875,000)	(12,550,000)
Shares outstanding, end of period	4,775,002	6,150,002	12,850,002	12,200,002
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)		FT Vest U.S. Equity Buffer ETF - May (FMAY)		FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(865,008)	$(2,388,611)	$(2,255,228)	$(3,153,230)	$(737,955)	$(1,447,811)
4,304,391	(4,330,617)	36,940,537	26,950,416	4,642,690	10,138,028
7,990,273	19,578,401	16,788,718	18,571,692	7,417,779	7,587,488
11,429,656	12,859,173	51,474,027	42,368,878	11,322,514	16,277,705

41,369,360	396,673,654	237,833,590	625,530,976	57,657,565	170,656,279
(75,731,049)	(440,445,298)	(276,757,265)	(507,606,893)	(59,372,693)	(240,142,974)
(34,361,689)	(43,771,644)	(38,923,675)	117,924,083	(1,715,128)	(69,486,695)
(22,932,033)	(30,912,471)	12,550,352	160,292,961	9,607,386	(53,208,990)

234,920,991	265,833,462	524,140,723	363,847,762	172,809,424	226,018,414
$211,988,958	$234,920,991	$536,691,075	$524,140,723	$182,416,810	$172,809,424

7,550,002	8,900,002	13,300,002	10,200,002	4,975,002	7,150,002
1,300,000	13,400,000	5,925,000	16,850,000	1,650,000	5,250,000
(2,450,000)	(14,750,000)	(6,700,000)	(13,750,000)	(1,700,000)	(7,425,000)
6,400,002	7,550,002	12,525,002	13,300,002	4,925,002	4,975,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)		FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(2,396,853)	$(2,674,644)	$(734,522)	$(1,307,997)
Net realized gain (loss)	19,907,042	51,651,309	5,956,165	19,896,691
Net change in unrealized appreciation (depreciation)	44,035,520	(444,750)	11,646,818	(2,592,810)
Net increase (decrease) in net assets resulting from operations	61,545,709	48,531,915	16,868,461	15,995,884

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	254,367,267	538,441,639	36,687,133	111,081,853
Cost of shares redeemed	(191,035,866)	(351,578,773)	(58,142,003)	(131,629,473)
Net increase (decrease) in net assets resulting from shareholder transactions	63,331,401	186,862,866	(21,454,870)	(20,547,620)
Total increase (decrease) in net assets	124,877,110	235,394,781	(4,586,409)	(4,551,736)

NET ASSETS:
Beginning of period	533,892,644	298,497,863	175,512,474	180,064,210
End of period	$658,769,754	$533,892,644	$170,926,065	$175,512,474

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	12,675,002	8,200,002	4,825,002	5,550,002
Shares sold	5,900,000	13,375,000	1,050,000	3,150,000
Shares redeemed	(4,325,000)	(8,900,000)	(1,550,000)	(3,875,000)
Shares outstanding, end of period	14,250,002	12,675,002	4,325,002	4,825,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)		FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)		FT Vest U.S. Equity Buffer ETF - August (FAUG)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(2,282,862)	$(2,088,888)	$(1,633,793)	$(1,294,026)	$(2,318,094)	$(3,003,919)
13,832,374	38,604,244	12,607,722	16,365,178	7,126,419	5,806,643
45,399,382	(3,036,837)	33,265,555	(1,028,162)	48,496,846	23,865,275
56,948,894	33,478,519	44,239,484	14,042,990	53,305,171	26,667,999

230,212,763	538,570,165	221,919,496	329,544,964	103,913,399	864,196,916
(209,996,881)	(289,430,146)	(138,328,750)	(214,085,902)	(126,902,651)	(651,916,272)
20,215,882	249,140,019	83,590,746	115,459,062	(22,989,252)	212,280,644
77,164,776	282,618,538	127,830,230	129,502,052	30,315,919	238,948,643

503,211,913	220,593,375	286,637,523	157,135,471	561,931,746	322,983,103
$580,376,689	$503,211,913	$414,467,753	$286,637,523	$592,247,665	$561,931,746

12,700,002	6,350,002	8,200,002	5,050,002	14,550,002	9,150,002
5,725,000	13,800,000	6,500,000	9,550,000	2,675,000	22,750,000
(5,100,000)	(7,450,000)	(3,825,000)	(6,400,000)	(3,200,000)	(17,350,000)
13,325,002	12,700,002	10,875,002	8,200,002	14,025,002	14,550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)		FT Vest U.S. Equity Buffer ETF - September (FSEP)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(1,362,416)	$(3,258,712)	$(1,673,391)	$(2,165,154)
Net realized gain (loss)	3,451,034	31,897,478	31,952,696	4,556,289
Net change in unrealized appreciation (depreciation)	21,608,219	11,810,301	9,087,534	40,185,060
Net increase (decrease) in net assets resulting from operations	23,696,837	40,449,067	39,366,839	42,576,195

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	35,231,488	804,513,065	431,036,181	395,959,039
Cost of shares redeemed	(98,266,192)	(624,260,248)	(317,833,038)	(239,350,219)
Net increase (decrease) in net assets resulting from shareholder transactions	(63,034,704)	180,252,817	113,203,143	156,608,820
Total increase (decrease) in net assets	(39,337,867)	220,701,884	152,569,982	199,185,015

NET ASSETS:
Beginning of period	377,851,186	157,149,302	324,306,727	125,121,712
End of period	$338,513,319	$377,851,186	$476,876,709	$324,306,727

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	11,100,002	4,975,002	8,425,002	3,750,002
Shares sold	1,000,000	24,750,000	11,250,000	11,600,000
Shares redeemed	(2,850,000)	(18,625,000)	(8,275,000)	(6,925,000)
Shares outstanding, end of period	9,250,002	11,100,002	11,400,002	8,425,002
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)		FT Vest U.S. Equity Buffer ETF - October (FOCT)		FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(735,949)	$(1,586,586)	$(1,640,797)	$(2,147,532)	$(700,292)	$(1,423,515)
17,895,957	10,193,950	27,490,002	(3,414,285)	11,930,719	1,554,335
592,576	21,152,396	4,436,181	48,545,456	(802,024)	24,938,133
17,752,584	29,759,760	30,285,386	42,983,639	10,428,403	25,068,953

225,175,783	301,664,319	512,165,794	296,029,591	166,607,022	204,061,583
(196,827,581)	(291,488,077)	(310,566,439)	(206,921,003)	(151,219,021)	(193,274,484)
28,348,202	10,176,242	201,599,355	89,108,588	15,388,001	10,787,099
46,100,786	39,936,002	231,884,741	132,092,227	25,816,404	35,856,052

138,835,261	98,899,259	278,460,486	146,368,259	159,789,028	123,932,976
$184,936,047	$138,835,261	$510,345,227	$278,460,486	$185,605,432	$159,789,028

3,975,002	3,250,002	7,275,002	4,450,002	4,500,002	4,050,002
6,525,000	9,950,000	13,800,000	8,950,000	4,775,000	6,475,000
(5,600,000)	(9,225,000)	(8,350,000)	(6,125,000)	(4,300,000)	(6,025,000)
4,900,002	3,975,002	12,725,002	7,275,002	4,975,002	4,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)		FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(2,040,746)	$(2,952,732)	$(1,042,048)	$(2,488,779)
Net realized gain (loss)	45,945,575	(3,527,750)	33,722,707	(6,644,479)
Net change in unrealized appreciation (depreciation)	533,899	60,994,440	(8,424,210)	42,222,317
Net increase (decrease) in net assets resulting from operations	44,438,728	54,513,958	24,256,449	33,089,059

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	546,956,845	319,979,614	193,888,500	337,167,210
Cost of shares redeemed	(407,315,647)	(242,372,424)	(185,438,875)	(529,405,035)
Net increase (decrease) in net assets resulting from shareholder transactions	139,641,198	77,607,190	8,449,625	(192,237,825)
Total increase (decrease) in net assets	184,079,926	132,121,148	32,706,074	(159,148,766)

NET ASSETS:
Beginning of period	393,179,019	261,057,871	241,044,409	400,193,175
End of period	$577,258,945	$393,179,019	$273,750,483	$241,044,409

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,625,002	7,350,002	6,525,002	12,200,002
Shares sold	13,425,000	8,775,000	5,275,000	10,200,000
Shares redeemed	(9,950,000)	(6,500,000)	(4,950,000)	(15,875,000)
Shares outstanding, end of period	13,100,002	9,625,002	6,850,002	6,525,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)		FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)		FT Vest Buffered Allocation Defensive ETF (BUFT)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(1,865,954)	$(1,933,139)	$(1,190,497)	$(2,394,409)	$(102,045)	$(246,661)
60,033,137	(9,145,882)	37,414,152	2,394,268	7,521,552	3,446,596
2,801,322	49,599,041	(13,403,963)	35,948,038	(1,207,192)	4,773,322
60,968,505	38,520,020	22,819,692	35,947,897	6,212,315	7,973,257

763,738,868	391,728,791	336,071,388	397,801,826	136,140,269	63,344,481
(394,263,938)	(323,259,505)	(296,975,542)	(406,358,710)	(137,952,134)	(130,727,007)
369,474,930	68,469,286	39,095,846	(8,556,884)	(1,811,865)	(67,382,526)
430,443,435	106,989,306	61,915,538	27,391,013	4,400,450	(59,409,269)

297,131,491	190,142,185	278,983,052	251,592,039	95,430,444	154,839,713
$727,574,926	$297,131,491	$340,898,590	$278,983,052	$99,830,894	$95,430,444

8,125,002	6,000,002	8,150,002	8,275,002	4,750,002	8,300,002
19,950,000	11,975,000	9,475,000	12,950,000	6,600,000	3,250,000
(10,200,000)	(9,850,000)	(8,425,000)	(13,075,000)	(6,650,000)	(6,800,000)
17,875,002	8,125,002	9,200,002	8,150,002	4,700,002	4,750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Buffered Allocation Growth ETF (BUFG)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(174,599)	$(299,352)
Net realized gain (loss)	16,085,977	11,554,925
Net change in unrealized appreciation (depreciation)	(900,752)	5,644,353
Net increase (decrease) in net assets resulting from operations	15,010,626	16,899,926

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	376,428,986	288,555,492
Cost of shares redeemed	(352,039,433)	(304,725,396)
Net increase (decrease) in net assets resulting from shareholder transactions	24,389,553	(16,169,904)
Total increase (decrease) in net assets	39,400,179	730,022

NET ASSETS:
Beginning of period	164,147,811	163,417,789
End of period	$203,547,990	$164,147,811

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,050,002	9,000,002
Shares sold	17,650,000	14,900,000
Shares redeemed	(16,500,000)	(15,850,000)
Shares outstanding, end of period	9,200,002	8,050,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - January (FJAN)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$37.67	$32.35	$33.37	$30.06
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.29) (b)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	3.83	5.61	(0.83)	3.45
Total from investment operations	3.67	5.32	(1.02)	3.31
Net asset value, end of period	$41.34	$37.67	$32.35	$33.37
Total return (c)	9.74%	16.45%	(3.06)%	11.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$719,253	$337,119	$189,233	$126,811
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$33.19	$30.74	$31.94	$30.06
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.26) (b)	(0.04)	(0.22)
Net realized and unrealized gain (loss)	2.50	2.71	(1.16)	2.10
Total from investment operations	2.36	2.45	(1.20)	1.88
Net asset value, end of period	$35.55	$33.19	$30.74	$31.94
Total return (c)	7.11%	7.97%	(3.76)%	6.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$316,419	$185,028	$132,931	$49,511
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - February (FFEB)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$40.34	$35.45	$37.46	$31.48	$30.68
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.31) (b)	(0.22)	(0.30)	(0.08)
Net realized and unrealized gain (loss)	4.30	5.20	(1.79)	6.28	0.88
Total from investment operations	4.13	4.89	(2.01)	5.98	0.80
Net asset value, end of period	$44.47	$40.34	$35.45	$37.46	$31.48
Total return (c)	10.24%	13.79%	(5.37)%	19.00%	2.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$759,371	$386,234	$303,079	$258,453	$210,925
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$35.89	$33.96	$34.68	$31.24	$30.68
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.28) (b)	(0.25)	(0.52)	(0.11)
Net realized and unrealized gain (loss)	2.72	2.21	(0.47)	3.96	0.67
Total from investment operations	2.57	1.93	(0.72)	3.44	0.56
Net asset value, end of period	$38.46	$35.89	$33.96	$34.68	$31.24
Total return (c)	7.16%	5.68%	(2.08)%	11.01%	1.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$310,538	$206,343	$303,106	$282,634	$534,276
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.85)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - March (FMAR)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$36.06	$31.28	$32.40	$29.60
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.27) (b)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	2.58	5.05	(0.99)	2.90
Total from investment operations	2.43	4.78	(1.12)	2.80
Net asset value, end of period	$38.49	$36.06	$31.28	$32.40
Total return (c)	6.74%	15.28%	(3.46)%	9.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$437,843	$320,901	$197,064	$82,609
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$32.71	$30.36	$31.45	$29.60
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.25) (b)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	1.74	2.60	(1.00)	1.95
Total from investment operations	1.60	2.35	(1.09)	1.85
Net asset value, end of period	$34.31	$32.71	$30.36	$31.45
Total return (c)	4.89%	7.74%	(3.47)%	6.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$163,809	$201,159	$192,793	$66,053
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - April (FAPR)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$33.25	$29.40	$31.71	$30.04
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.25) (b)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	3.03	4.10	(2.19)	1.75
Total from investment operations	2.89	3.85	(2.31)	1.67
Net asset value, end of period	$36.14	$33.25	$29.40	$31.71
Total return (c)	8.69%	13.10%	(7.28)%	5.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$464,439	$405,693	$281,511	$134,751
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$31.12	$29.87	$31.08	$30.04
Income from investment operations:
Net investment income (loss)	(0.13) (b)	(0.24) (b)	(0.07)	(0.10)
Net realized and unrealized gain (loss)	2.13	1.49	(1.14)	1.14
Total from investment operations	2.00	1.25	(1.21)	1.04
Net asset value, end of period	$33.12	$31.12	$29.87	$31.08
Total return (c)	6.43%	4.18%	(3.89)%	3.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$211,989	$234,921	$265,833	$93,226
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - May (FMAY)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$39.41	$35.67	$37.29	$33.47	$30.34
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.30) (b)	(0.05)	(0.16)	(0.07)
Net realized and unrealized gain (loss)	3.60	4.04	(1.57)	3.98	3.20
Total from investment operations	3.44	3.74	(1.62)	3.82	3.13
Net asset value, end of period	$42.85	$39.41	$35.67	$37.29	$33.47
Total return (c)	8.73%	10.49%	(4.34)%	11.41%	10.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$536,691	$524,141	$363,848	$111,876	$38,487
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$34.74	$31.61	$34.25	$32.16	$30.35
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.27) (b)	(0.05)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	2.44	3.40	(2.59)	2.17	1.88
Total from investment operations	2.30	3.13	(2.64)	2.09	1.81
Net asset value, end of period	$37.04	$34.74	$31.61	$34.25	$32.16
Total return (c)	6.62%	9.90%	(7.71)%	6.50%	5.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$182,417	$172,809	$226,018	$63,371	$11,255
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - June (FJUN)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$42.12	$36.40	$37.07	$32.56	$30.25
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.31) (b)	(0.08)	(0.15)	(0.05)
Net realized and unrealized gain (loss)	4.28	6.03	(0.59) (c)	4.66	2.36
Total from investment operations	4.11	5.72	(0.67)	4.51	2.31
Net asset value, end of period	$46.23	$42.12	$36.40	$37.07	$32.56
Total return (d)	9.76%	15.71%	(1.81)%	13.85%	7.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$658,770	$533,893	$298,498	$113,075	$48,845
Ratio of total expenses to average net assets	0.85% (e)	0.85%	0.85%	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.81)% (e)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (e)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%

(a)	Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$36.38	$32.44	$34.04	$31.62	$30.25
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.28) (b)	(0.07)	(0.13)	(0.04)
Net realized and unrealized gain (loss)	3.29	4.22	(1.53)	2.55	1.41
Total from investment operations	3.14	3.94	(1.60)	2.42	1.37
Net asset value, end of period	$39.52	$36.38	$32.44	$34.04	$31.62
Total return (c)	8.63%	12.15%	(4.70)%	7.65%	4.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$170,926	$175,512	$180,064	$45,951	$20,551
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - July (FJUL)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$39.62	$34.74	$35.63	$31.61	$30.24
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.30) (b)	(0.17)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	4.10	5.18	(0.72)	4.11	1.39
Total from investment operations	3.94	4.88	(0.89)	4.02	1.37
Net asset value, end of period	$43.56	$39.62	$34.74	$35.63	$31.61
Total return (c)	9.94%	14.05%	(2.50)%	12.72%	4.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$580,377	$503,212	$220,593	$124,722	$33,194
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$34.96	$31.12	$33.17	$30.96	$30.24
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.26) (b)	(0.08)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	3.29	4.10	(1.97)	2.30	0.74
Total from investment operations	3.15	3.84	(2.05)	2.21	0.72
Net asset value, end of period	$38.11	$34.96	$31.12	$33.17	$30.96
Total return (c)	9.01%	12.34%	(6.18)%	7.14%	2.38%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$414,468	$286,638	$157,135	$54,735	$12,384
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - August (FAUG)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$38.62	$35.30	$37.50	$32.95	$30.10
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.30) (b)	(0.12)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	3.77	3.62	(2.08)	4.68	2.93
Total from investment operations	3.61	3.32	(2.20)	4.55	2.85
Net asset value, end of period	$42.23	$38.62	$35.30	$37.50	$32.95
Total return (c)	9.35%	9.41%	(5.87)%	13.81%	9.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$592,248	$561,932	$322,983	$155,642	$36,246
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$34.04	$31.59	$34.76	$32.15	$30.10
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.26) (b)	(0.14)	(0.49)	(0.19)
Net realized and unrealized gain (loss)	2.70	2.71	(3.03)	3.10	2.24
Total from investment operations	2.56	2.45	(3.17)	2.61	2.05
Net asset value, end of period	$36.60	$34.04	$31.59	$34.76	$32.15
Total return (c)	7.52%	7.76%	(9.12)%	8.12%	6.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$338,513	$377,851	$157,149	$90,370	$133,431
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.82)%	(0.85)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - September (FSEP)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$38.49	$33.37	$34.45	$29.76
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.29) (b)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	3.50	5.41	(0.91)	4.85
Total from investment operations	3.34	5.12	(1.08)	4.69
Net asset value, end of period	$41.83	$38.49	$33.37	$34.45
Total return (c)	8.68%	15.34%	(3.13)%	15.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$476,877	$324,307	$125,122	$41,344
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$34.93	$30.43	$32.30	$29.76
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.26) (b)	(0.27) (b)	(0.25)
Net realized and unrealized gain (loss)	2.95	4.76	(1.60)	2.79
Total from investment operations	2.81	4.50	(1.87)	2.54
Net asset value, end of period	$37.74	$34.93	$30.43	$32.30
Total return (c)	8.04%	14.79%	(5.79)%	8.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$184,936	$138,835	$98,899	$25,841
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.81)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - October (FOCT)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$38.28	$32.89	$34.40	$29.87
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.28) (b)	(0.17)	(0.21)
Net realized and unrealized gain (loss)	1.98	5.67	(1.34)	4.74
Total from investment operations	1.83	5.39	(1.51)	4.53
Net asset value, end of period	$40.11	$38.28	$32.89	$34.40
Total return (c)	4.78%	16.39%	(4.39)%	15.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$510,345	$278,460	$146,368	$70,529
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$35.51	$30.60	$32.41	$29.87
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.27) (b)	(0.08)	(0.21)
Net realized and unrealized gain (loss)	1.94	5.18	(1.73)	2.75
Total from investment operations	1.80	4.91	(1.81)	2.54
Net asset value, end of period	$37.31	$35.51	$30.60	$32.41
Total return (c)	5.07%	16.05%	(5.58)%	8.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$185,605	$159,789	$123,933	$40,511
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - November (FNOV)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$40.85	$35.52	$38.30	$32.89	$30.56
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.31) (b)	(0.05)	(0.40)	(0.10)
Net realized and unrealized gain (loss)	3.39	5.64	(2.73)	5.81	2.43
Total from investment operations	3.22	5.33	(2.78)	5.41	2.33
Net asset value, end of period	$44.07	$40.85	$35.52	$38.30	$32.89
Total return (c)	7.88%	15.01%	(7.26)%	16.45%	7.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$577,259	$393,179	$261,058	$143,616	$138,133
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.85)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$36.94	$32.80	$34.99	$32.09	$30.55
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.28) (b)	(0.28) (b)	(0.43)	(0.10)
Net realized and unrealized gain (loss)	3.17	4.42	(1.91)	3.33	1.64
Total from investment operations	3.02	4.14	(2.19)	2.90	1.54
Net asset value, end of period	$39.96	$36.94	$32.80	$34.99	$32.09
Total return (c)	8.18%	12.62%	(6.26)%	9.04%	5.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$273,750	$241,044	$400,193	$90,968	$146,012
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - December (FDEC)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$36.57	$31.69	$33.78	$30.27
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.27) (b)	(0.28) (b)	(0.17)
Net realized and unrealized gain (loss)	4.28	5.15	(1.81)	3.68
Total from investment operations	4.13	4.88	(2.09)	3.51
Net asset value, end of period	$40.70	$36.57	$31.69	$33.78
Total return (c)	11.29%	15.40%	(6.19)%	11.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$727,575	$297,131	$190,142	$70,943
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$34.23	$30.40	$32.19	$30.27
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.26) (b)	(0.26) (b)	(0.18)
Net realized and unrealized gain (loss)	2.96	4.09	(1.53)	2.10
Total from investment operations	2.82	3.83	(1.79)	1.92
Net asset value, end of period	$37.05	$34.23	$30.40	$32.19
Total return (c)	8.24%	12.60%	(5.56)%	6.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$340,899	$278,983	$251,592	$59,546
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Buffered Allocation Defensive ETF (BUFT)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Period Ended 8/31/2022 (a)

Net asset value, beginning of period	$20.09	$18.66	$20.01
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.04) (b)	(0.02)
Net realized and unrealized gain (loss)	1.17	1.47	(1.33)
Total from investment operations	1.15	1.43	(1.35)
Net asset value, end of period	$21.24	$20.09	$18.66
Total return (c)	5.72%	7.66%	(6.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$99,831	$95,430	$154,840
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets	(0.20)% (e)	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	251%	372%	445%

(a)	Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Buffered Allocation Growth ETF (BUFG)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Period Ended 8/31/2022 (a)

Net asset value, beginning of period	$20.39	$18.16	$20.01
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.04) (b)	(0.02)
Net realized and unrealized gain (loss)	1.75	2.27	(1.83)
Total from investment operations	1.73	2.23	(1.85)
Net asset value, end of period	$22.12	$20.39	$18.16
Total return (c)	8.48%	12.28%	(9.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$203,548	$164,148	$163,418
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets	(0.20)% (e)	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	252%	475%	411%

(a)	Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the twenty-six funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Buffer ETF - January – (ticker “FJAN”)
FT Vest U.S. Equity Deep Buffer ETF - January – (ticker “DJAN”)
FT Vest U.S. Equity Buffer ETF - February – (ticker “FFEB”)
FT Vest U.S. Equity Deep Buffer ETF - February – (ticker “DFEB”)
FT Vest U.S. Equity Buffer ETF - March – (ticker “FMAR”)
FT Vest U.S. Equity Deep Buffer ETF - March – (ticker “DMAR”)
FT Vest U.S. Equity Buffer ETF - April – (ticker “FAPR”)
FT Vest U.S. Equity Deep Buffer ETF - April – (ticker “DAPR”)
FT Vest U.S. Equity Buffer ETF - May – (ticker “FMAY”)
FT Vest U.S. Equity Deep Buffer ETF - May – (ticker “DMAY”)
FT Vest U.S. Equity Buffer ETF - June – (ticker “FJUN”)
FT Vest U.S. Equity Deep Buffer ETF - June – (ticker “DJUN”)
FT Vest U.S. Equity Buffer ETF - July – (ticker “FJUL”)
FT Vest U.S. Equity Deep Buffer ETF - July – (ticker “DJUL”)
FT Vest U.S. Equity Buffer ETF - August – (ticker “FAUG”)
FT Vest U.S. Equity Deep Buffer ETF - August – (ticker “DAUG”)
FT Vest U.S. Equity Buffer ETF - September – (ticker “FSEP”)
FT Vest U.S. Equity Deep Buffer ETF - September – (ticker “DSEP”)
FT Vest U.S. Equity Buffer ETF - October – (ticker “FOCT”)
FT Vest U.S. Equity Deep Buffer ETF - October – (ticker “DOCT”)
FT Vest U.S. Equity Buffer ETF - November – (ticker “FNOV”)
FT Vest U.S. Equity Deep Buffer ETF - November – (ticker “DNOV”)
FT Vest U.S. Equity Buffer ETF - December – (ticker “FDEC”)
FT Vest U.S. Equity Deep Buffer ETF - December – (ticker “DDEC”)
FT Vest Buffered Allocation Defensive ETF – (ticker “BUFT”)
FT Vest Buffered Allocation Growth ETF – (ticker “BUFG”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of FJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.70% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from January 22, 2024 through January 17, 2025. Prior to January 22, 2024, the Fund’s investment objective included an upside cap of 19.04% and an Outcome Period of January 23, 2023 through January 19, 2024.
The investment objective of DJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 13.94% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from January 22, 2024 through January 17, 2025. Prior to January 22, 2024, the Fund’s investment objective included an upside cap of 14.70% and an Outcome Period of January 23, 2023 through January 19, 2024.
The investment objective of FFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 16.82% while providing a buffer (before fees and expenses) against the first

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
10% of Underlying ETF losses, over the period from February 20, 2024 through February 21, 2025. Prior to February 20, 2024, the Fund’s investment objective included an upside cap of 19.25% and an Outcome Period of February 21, 2023 through February 16, 2024.
The investment objective of DFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.05% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from February 20, 2024 through February 21, 2025. Prior to February 20, 2024, the Fund’s investment objective included an upside cap of 14.97% and an Outcome Period of February 21, 2023 through February 16, 2024.
The investment objective of FMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 19.35% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from March 20, 2023 through March 15, 2024. Prior to March 20, 2023, the Fund’s investment objective included an upside cap of 14.78% and an Outcome Period of March 21, 2022 through March 17, 2023.
The investment objective of DMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.36% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from March 20, 2023 through March 15, 2024. Prior to March 20, 2023, the Fund’s investment objective included an upside cap of 10.02% and an Outcome Period of March 21, 2022 through March 17, 2023.
The investment objective of FAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 18.48% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from April 24, 2023 through April 19, 2024. Prior to April 24, 2023, the Fund’s investment objective included an upside cap of 16.35% and an Outcome Period of April 18, 2022 through April 21, 2023.
The investment objective of DAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.05% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from April 24, 2023 through April 19, 2024. Prior to April 24, 2023, the Fund’s investment objective included an upside cap of 10.96% and an Outcome Period of April 18, 2022 through April 21, 2023.
The investment objective of FMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 17.65% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from May 22, 2023 through May 17, 2024. Prior to May 22, 2023, the Fund’s investment objective included an upside cap of 20.45% and an Outcome Period of May 23, 2022 through May 19, 2023.
The investment objective of DMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 13.67% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from May 22, 2023 through May 17, 2024. Prior to May 22, 2023, the Fund’s investment objective included an upside cap of 13.93% and an Outcome Period of May 23, 2022 through May 19, 2023.
The investment objective of FJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 18.25% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from June 20, 2023 through June 21, 2024. Prior to June 20, 2023, the Fund’s investment objective included an upside cap of 22.20% and an Outcome Period of June 21, 2022 through June 16, 2023.
The investment objective of DJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.70% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from June 20, 2023 through June 21, 2024. Prior to June 20, 2023, the Fund’s investment objective included an upside cap of 15.59% and an Outcome Period of June 21, 2022 through June 16, 2023.
The investment objective of FJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 17.46% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from July 24, 2023 through July 19, 2024. Prior to July 24, 2023, the Fund’s investment objective included an upside cap of 21.30% and an Outcome Period of July 18, 2022 through July 21, 2023.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The investment objective of DJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.79% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from July 24, 2023 through July 19, 2024. Prior to July 24, 2023, the Fund’s investment objective included an upside cap of 15.02% and an Outcome Period of July 18, 2022 through July 21, 2023.
The investment objective of FAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 18.70% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from August 21, 2023 through August 16, 2024. Prior to August 21, 2023, the Fund’s investment objective included an upside cap of 20.46% and an Outcome Period of August 22, 2022 through August 18, 2023.
The investment objective of DAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.24% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from August 21, 2023 through August 16, 2024. Prior to August 21, 2023, the Fund’s investment objective included an upside cap of 14.47% and an Outcome Period of August 22, 2022 through August 18, 2023.
The investment objective of FSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 18.20% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from September 18, 2023 through September 20, 2024. Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 23.41% and an Outcome Period of September 19, 2022 through September 15, 2023.
The investment objective of DSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.30% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from September 18, 2023 through September 20, 2024. Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 16.98% and an Outcome Period of September 19, 2022 through September 15, 2023.
The investment objective of FOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 18.85% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from October 23, 2023 through October 18, 2024. Prior to October 23, 2023, the Fund’s investment objective included an upside cap of 27.12% and an Outcome Period of October 24, 2022 through October 20, 2023.
The investment objective of DOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.38% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from October 23, 2023 through October 18, 2024. Prior to October 23, 2023, the Fund’s investment objective included an upside cap of 19.20% and an Outcome Period of October 24, 2022 through October 20, 2023.
The investment objective of FNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 17.45% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from November 20, 2023 through November 15, 2024. Prior to November 20, 2023, the Fund’s investment objective included an upside cap of 23.77% and an Outcome Period of November 21, 2022 through November 17, 2023.
The investment objective of DNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.06% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from November 20, 2023 through November 15, 2024. Prior to November 20, 2023, the Fund’s investment objective included an upside cap of 17.19% and an Outcome Period of November 21, 2022 through November 17, 2023.
The investment objective of FDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 16.65% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from December 18, 2023 through December 20, 2024. Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 23.10% and an Outcome Period of December 19, 2022 through December 15, 2023.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The investment objective of DDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.35% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from December 18, 2023 through December 20, 2024. Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 16.68% and an Outcome Period of December 19, 2022 through December 15, 2023.
Under normal market conditions, each Fund, except BUFT and BUFG, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
The investment objective of BUFT is to seek to provide investors with capital preservation. BUFT seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period (“SPY Underlying ETFs”). Under normal market conditions, BUFT will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFT itself does not pursue a target outcome strategy. The buffer is only provided by the SPY Underlying ETFs and BUFT itself does not provide any stated buffer against losses. In order to understand BUFT’s strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.
The investment objective of BUFG is to seek to provide investors with capital appreciation. BUFG seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPY, up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period. Under normal market conditions, BUFG will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFG itself does not pursue a target outcome strategy. The buffer is only provided by the SPY Underlying ETFs and BUFG itself does not provide any stated buffer against losses. In order to understand BUFG’s strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 29, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFT and BUFG, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 29, 2024 are FLEX Options.
D. Affiliated Transactions
BUFT and BUFG invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFT at February 29, 2024, and for the six months then ended are as follows:

Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	—	$18,127,786	$27,064,037	$(44,863,430)	$(137,378)	$(191,015)	$—	$—
FT Vest U.S. Equity Deep Buffer ETF - February	—	—	17,387,315	(17,605,561)	—	218,246	—	—
FT Vest U.S. Equity Buffer ETF - March	—	—	33,368,569	(33,523,174)	—	154,605	—	—
FT Vest U.S. Equity Deep Buffer ETF - March	—	22,342,345	41,502,549	(65,009,093)	(1,175,199)	2,339,398	—	—
FT Vest U.S. Equity Deep Buffer ETF - April	792,878	17,375,605	32,853,460	(24,248,442)	(208,698)	492,159	26,264,084	—
FT Vest U.S. Equity Deep Buffer ETF - May	602,243	—	47,589,533	(25,733,414)	730,859	(297,964)	22,289,014	—
FT Vest U.S. Equity Deep Buffer ETF - June	—	—	33,558,025	(34,637,612)	—	1,079,587	—	—
FT Vest U.S. Equity Deep Buffer ETF - July	—	—	36,542,336	(37,625,950)	—	1,083,614	—	—
FT Vest U.S. Equity Deep Buffer ETF - August	453,107	—	16,556,530	—	22,655	—	16,579,185	—
FT Vest U.S. Equity Deep Buffer ETF - September	—	—	33,904,017	(34,919,840)	—	1,015,823	—	—
FT Vest U.S. Equity Buffer ETF - October	433,092	—	17,349,666	—	37,635	—	17,387,301	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - October	459,694	$18,495,286	$47,481,416	$(50,687,779)	$1,233,748	$631,868	$17,154,539	$—
FT Vest U.S. Equity Deep Buffer ETF - December	—	19,083,672	3,962,570	(22,330,659)	(1,710,814)	995,231	—	—
		$95,424,694	$389,120,023	$(391,184,954)	$(1,207,192)	$7,521,552	$99,674,123	$—
Amounts relating to investments in affiliated funds in BUFG at February 29, 2024, and for the six months then ended are as follows:

Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	963,858	$—	$74,868,006	$(36,370,969)	$938,937	$438,831	$39,874,805	$—
FT Vest U.S. Equity Deep Buffer ETF - January	901,811	—	57,811,655	(26,611,926)	570,507	253,073	32,023,309	—
FT Vest U.S. Equity Buffer ETF - February	1,233,285	—	54,745,521	—	36,999	—	54,782,520	—
FT Vest U.S. Equity Deep Buffer ETF - February	1,146,170	—	44,093,160	—	—	—	44,093,160	—
FT Vest U.S. Equity Buffer ETF - May	—	27,665,209	170,934	(27,611,584)	(345,719)	121,160	—	—
FT Vest U.S. Equity Buffer ETF - June	—	35,562,736	47,735,230	(84,982,717)	(701,947)	2,386,698	—	—
FT Vest U.S. Equity Buffer ETF - July	—	35,601,683	94,976,706	(132,054,669)	(823,117)	2,299,397	—	—
FT Vest U.S. Equity Buffer ETF - August	—	35,066,758	31,050,741	(66,983,396)	(1,592,137)	2,458,034	—	—
FT Vest U.S. Equity Buffer ETF - September	—	30,243,934	36,401,033	(67,353,498)	(512,577)	1,221,108	—	—
FT Vest U.S. Equity Buffer ETF - October	—	—	64,634,769	(66,986,223)	—	2,351,454	—	—
FT Vest U.S. Equity Buffer ETF - November	—	—	127,029,074	(127,847,888)	—	818,814	—	—
FT Vest U.S. Equity Deep Buffer ETF - November	—	—	43,902,486	(46,088,030)	—	2,185,544	—	—
FT Vest U.S. Equity Buffer ETF - December	801,208	—	90,589,029	(60,435,170)	1,528,302	878,932	32,561,093	—
FT Vest U.S. Equity Deep Buffer ETF - December	—	—	49,772,446	(50,445,378)	—	672,932	—	—
		$164,140,320	$817,780,790	$(793,771,448)	$(900,752)	$16,085,977	$203,334,887	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFT and BUFG which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2023 or 2022.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - January	31-Jan-23	$(137,306)	$(29,982,842)	$3,635,636
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-23	(111,263)	(19,422,414)	2,022,145
FT Vest U.S. Equity Buffer ETF - February	28-Feb-23	(359,202)	(38,466,409)	(4,874,419)
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-23	(385,824)	(44,870,121)	(3,539,050)
FT Vest U.S. Equity Buffer ETF - March	31-Mar-23	(420,703)	(21,718,387)	7,287,362
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-23	(531,328)	(25,784,617)	3,881,233
FT Vest U.S. Equity Buffer ETF - April	30-Apr-23	(728,333)	(35,503,195)	3,283,226
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-23	(845,872)	(36,358,995)	2,284,725
FT Vest U.S. Equity Buffer ETF - May	31-May-23	(1,243,191)	(45,808,011)	(485,840)
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-23	(517,523)	(16,485,725)	(519,741)
FT Vest U.S. Equity Buffer ETF - June	30-Jun-23	(1,184,523)	(34,693,385)	4,319,551
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-23	(597,215)	(10,997,219)	956,237
FT Vest U.S. Equity Buffer ETF - July	31-Jul-23	(1,179,058)	(27,762,019)	3,048,348
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-23	(653,040)	(10,936,953)	1,730,127
FT Vest U.S. Equity Buffer ETF - August	31-Aug-23	(2,196,559)	(83,067,907)	11,851,622
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-23	(2,544,081)	(55,860,527)	7,565,487
FT Vest U.S. Equity Buffer ETF - September	30-Sep-22	(855,077)	(17,454,328)	(8,870,272)
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-22	(550,054)	(9,825,475)	(4,979,997)
FT Vest U.S. Equity Buffer ETF - October	31-Oct-22	(1,170,635)	(25,935,068)	4,939,509
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-22	(866,505)	(15,859,109)	2,287,446
FT Vest U.S. Equity Buffer ETF - November	30-Nov-22	(2,295,294)	(50,685,759)	6,018,153
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-22	(2,456,082)	(43,706,762)	4,082,331
FT Vest U.S. Equity Buffer ETF - December	31-Dec-22	—	(35,037,567)	(1,156,060)
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-22	—	(28,144,288)	64,468
FT Vest Buffered Allocation Defensive ETF	31-Aug-23	(144,145)	(6,580,754)	4,044,942
FT Vest Buffered Allocation Growth ETF	31-Aug-23	(194,496)	(14,114,916)	3,815,259
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FFEB, DFEB, FMAY, DMAY, FJUN, DJUN, FJUL, DJUL, FAUG, DAUG, FNOV, and DNOV, the taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For FJAN, DJAN, FMAR, DMAR, FAPR, DAPR, FSEP, DSEP, FOCT, DOCT, FDEC, and DDEC, the taxable years ended 2021, 2022, and 2023 remain open to federal and state audit. For BUFT and BUFG, the taxable years ended 2022 and 2023 remain open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Buffer ETF - January	31-Jan-23	$29,982,842
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-23	19,422,414
FT Vest U.S. Equity Buffer ETF - February	28-Feb-23	38,466,409
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-23	44,870,121
FT Vest U.S. Equity Buffer ETF - March	31-Mar-23	21,718,387
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-23	25,784,617
FT Vest U.S. Equity Buffer ETF - April	30-Apr-23	35,503,195
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-23	36,358,995
FT Vest U.S. Equity Buffer ETF - May	31-May-23	45,808,011
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-23	16,485,725
FT Vest U.S. Equity Buffer ETF - June	30-Jun-23	34,693,385
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-23	10,997,219
FT Vest U.S. Equity Buffer ETF - July	31-Jul-23	27,762,019
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-23	10,936,953
FT Vest U.S. Equity Buffer ETF - August	31-Aug-23	83,067,907
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-23	55,860,527
FT Vest U.S. Equity Buffer ETF - September	30-Sep-22	17,454,328
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-22	9,825,475
FT Vest U.S. Equity Buffer ETF - October	31-Oct-22	25,935,068
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-22	15,859,109
FT Vest U.S. Equity Buffer ETF - November	30-Nov-22	50,685,759
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-22	43,706,762
FT Vest U.S. Equity Buffer ETF - December	31-Dec-22	35,037,567
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-22	28,144,288
FT Vest Buffered Allocation Defensive ETF	31-Aug-23	6,580,754
FT Vest Buffered Allocation Growth ETF	31-Aug-23	14,114,916
During the applicable taxable year end, the Fund listed below utilized non-expiring capital loss carryforwards in the following amount:

Capital Loss Utilized
FT Vest U.S. Equity Deep Buffer ETF - June	$5,879,702

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Buffer ETF - January	31-Jan-23	$137,306	$—
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-23	111,263	—
FT Vest U.S. Equity Buffer ETF - February	28-Feb-23	359,202	—
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-23	385,824	—
FT Vest U.S. Equity Buffer ETF - March	31-Mar-23	420,703	—
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-23	531,328	—
FT Vest U.S. Equity Buffer ETF - April	30-Apr-23	728,333	—
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-23	845,872	—
FT Vest U.S. Equity Buffer ETF - May	31-May-23	1,243,191	—
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-23	517,523	—
FT Vest U.S. Equity Buffer ETF - June	30-Jun-23	1,184,523	—
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-23	597,215	—
FT Vest U.S. Equity Buffer ETF - July	31-Jul-23	1,179,058	—
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-23	653,040	—
FT Vest U.S. Equity Buffer ETF - August	31-Aug-23	2,196,559	—
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-23	2,544,081	—
FT Vest U.S. Equity Buffer ETF - September	30-Sep-22	855,077	—
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-22	550,054	—
FT Vest U.S. Equity Buffer ETF - October	31-Oct-22	1,170,635	—
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-22	866,505	—
FT Vest U.S. Equity Buffer ETF - November	30-Nov-22	2,295,294	—
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-22	2,456,082	—
FT Vest U.S. Equity Buffer ETF - December	31-Dec-22	—	—
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-22	—	—
FT Vest Buffered Allocation Defensive ETF	31-Aug-23	144,145	—
FT Vest Buffered Allocation Growth ETF	31-Aug-23	194,496	—

As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - January	$700,868,013	$39,870,398	$(21,053,463)	$18,816,935
FT Vest U.S. Equity Deep Buffer ETF - January	309,629,987	16,077,122	(9,075,226)	7,001,896
FT Vest U.S. Equity Buffer ETF - February	750,519,148	15,872,421	(6,643,271)	9,229,150
FT Vest U.S. Equity Deep Buffer ETF - February	308,142,373	4,770,287	(2,267,093)	2,503,194
FT Vest U.S. Equity Buffer ETF - March	390,210,758	92,476,299	(44,551,821)	47,924,478
FT Vest U.S. Equity Deep Buffer ETF - March	148,559,555	42,415,978	(27,038,490)	15,377,488
FT Vest U.S. Equity Buffer ETF - April	427,366,809	80,319,548	(42,038,286)	38,281,262
FT Vest U.S. Equity Deep Buffer ETF - April	191,667,130	43,154,936	(22,698,666)	20,456,270
FT Vest U.S. Equity Buffer ETF - May	499,463,283	87,927,886	(50,325,084)	37,602,802
FT Vest U.S. Equity Deep Buffer ETF - May	168,627,292	32,873,555	(18,970,080)	13,903,475
FT Vest U.S. Equity Buffer ETF - June	617,792,644	86,482,678	(30,066,078)	56,416,600
FT Vest U.S. Equity Deep Buffer ETF - June	156,734,522	25,614,424	(11,312,192)	14,302,232
FT Vest U.S. Equity Buffer ETF - July	535,772,075	72,655,441	(27,638,933)	45,016,508

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Deep Buffer ETF - July	$382,021,748	$54,675,971	$(21,951,980)	$32,723,991
FT Vest U.S. Equity Buffer ETF - August	532,281,746	98,191,296	(37,842,828)	60,348,468
FT Vest U.S. Equity Deep Buffer ETF - August	309,549,135	51,795,724	(22,622,018)	29,173,706
FT Vest U.S. Equity Buffer ETF - September	436,432,450	65,584,307	(24,821,808)	40,762,499
FT Vest U.S. Equity Deep Buffer ETF - September	170,895,699	27,377,685	(13,224,815)	14,152,870
FT Vest U.S. Equity Buffer ETF - October	467,725,890	95,000,017	(52,019,148)	42,980,869
FT Vest U.S. Equity Deep Buffer ETF - October	170,937,246	35,997,669	(21,210,388)	14,787,281
FT Vest U.S. Equity Buffer ETF - November	538,212,966	79,936,494	(40,548,667)	39,387,827
FT Vest U.S. Equity Deep Buffer ETF - November	256,552,806	34,919,468	(17,551,142)	17,368,326
FT Vest U.S. Equity Buffer ETF - December	693,007,316	64,704,581	(29,676,093)	35,028,488
FT Vest U.S. Equity Deep Buffer ETF - December	327,022,124	28,171,670	(14,082,213)	14,089,457
FT Vest Buffered Allocation Defensive ETF	96,963,768	2,882,789	—	2,882,789
FT Vest Buffered Allocation Growth ETF	200,505,218	3,074,745	—	3,074,745
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFT and BUFG incur pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of BUFT and BUFG, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For BUFT and BUFG, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds (other than BUFT and BUFG), the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months (or shorter period during the first eleven months of the Investment Sub-Advisory Agreement) are subtracted from the unitary management fee for that month. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of BUFT and BUFG, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each of BUFT and BUFG’s expenses for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 29, 2024, the Funds, except BUFT and BUFG, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFT and BUFG, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investments for BUFT and BUFG, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Buffered Allocation Defensive ETF	$253,026,184	$253,223,071
FT Vest Buffered Allocation Growth ETF	441,345,624	441,567,034
For the six months ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Buffer ETF - January	$—	$380,667,510
FT Vest U.S. Equity Deep Buffer ETF - January	—	142,101,041
FT Vest U.S. Equity Buffer ETF - February	—	625,618,718
FT Vest U.S. Equity Deep Buffer ETF - February	—	44,233,800
FT Vest U.S. Equity Buffer ETF - March	—	21,223,482
FT Vest U.S. Equity Deep Buffer ETF - March	—	59,150,742

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
	Purchases	Sales
FT Vest U.S. Equity Buffer ETF - April	$—	$154,297,788
FT Vest U.S. Equity Deep Buffer ETF - April	—	64,767,713
FT Vest U.S. Equity Buffer ETF - May	—	240,830,090
FT Vest U.S. Equity Deep Buffer ETF - May	—	54,986,287
FT Vest U.S. Equity Buffer ETF - June	—	155,400,009
FT Vest U.S. Equity Deep Buffer ETF - June	—	49,415,140
FT Vest U.S. Equity Buffer ETF - July	—	175,054,660
FT Vest U.S. Equity Deep Buffer ETF - July	—	93,284,932
FT Vest U.S. Equity Buffer ETF - August	—	105,714,705
FT Vest U.S. Equity Deep Buffer ETF - August	—	61,715,097
FT Vest U.S. Equity Buffer ETF - September	—	308,906,715
FT Vest U.S. Equity Deep Buffer ETF - September	864,486	192,656,329
FT Vest U.S. Equity Buffer ETF - October	—	289,716,076
FT Vest U.S. Equity Deep Buffer ETF - October	—	140,769,406
FT Vest U.S. Equity Buffer ETF - November	—	399,947,713
FT Vest U.S. Equity Deep Buffer ETF - November	—	181,329,439
FT Vest U.S. Equity Buffer ETF - December	—	381,957,513
FT Vest U.S. Equity Deep Buffer ETF - December	—	274,463,425
FT Vest Buffered Allocation Defensive ETF	136,093,839	137,961,883
FT Vest Buffered Allocation Growth ETF	376,435,166	352,204,414
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 29, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$740,197,348	Options contracts written, at value	$28,024,516
DJAN
Options contracts	Equity Risk	Options contracts purchased, at value	324,859,958	Options contracts written, at value	11,521,988
FFEB
Options contracts	Equity Risk	Options contracts purchased, at value	776,469,107	Options contracts written, at value	25,250,707
DFEB
Options contracts	Equity Risk	Options contracts purchased, at value	314,774,172	Options contracts written, at value	7,526,298
FMAR
Options contracts	Equity Risk	Options contracts purchased, at value	477,487,793	Options contracts written, at value	40,651,695
DMAR
Options contracts	Equity Risk	Options contracts purchased, at value	186,468,204	Options contracts written, at value	23,037,329
FAPR
Options contracts	Equity Risk	Options contracts purchased, at value	486,961,800	Options contracts written, at value	24,038,170

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
DAPR
Options contracts	Equity Risk	Options contracts purchased, at value	$230,501,536	Options contracts written, at value	$19,222,860
FMAY
Options contracts	Equity Risk	Options contracts purchased, at value	563,369,704	Options contracts written, at value	28,786,001
DMAY
Options contracts	Equity Risk	Options contracts purchased, at value	197,339,100	Options contracts written, at value	15,646,254
FJUN
Options contracts	Equity Risk	Options contracts purchased, at value	671,204,742	Options contracts written, at value	15,641,068
DJUN
Options contracts	Equity Risk	Options contracts purchased, at value	177,217,848	Options contracts written, at value	7,138,777
FJUL
Options contracts	Equity Risk	Options contracts purchased, at value	588,772,038	Options contracts written, at value	11,674,604
DJUL
Options contracts	Equity Risk	Options contracts purchased, at value	423,730,773	Options contracts written, at value	11,617,386
FAUG
Options contracts	Equity Risk	Options contracts purchased, at value	611,805,600	Options contracts written, at value	23,173,351
DAUG
Options contracts	Equity Risk	Options contracts purchased, at value	355,528,121	Options contracts written, at value	19,051,152
FSEP
Options contracts	Equity Risk	Options contracts purchased, at value	492,513,375	Options contracts written, at value	18,904,850
DSEP
Options contracts	Equity Risk	Options contracts purchased, at value	193,393,101	Options contracts written, at value	9,721,166
FOCT
Options contracts	Equity Risk	Options contracts purchased, at value	546,643,904	Options contracts written, at value	39,982,452
DOCT
Options contracts	Equity Risk	Options contracts purchased, at value	202,885,783	Options contracts written, at value	18,610,439
FNOV
Options contracts	Equity Risk	Options contracts purchased, at value	601,494,880	Options contracts written, at value	28,896,448
DNOV
Options contracts	Equity Risk	Options contracts purchased, at value	286,881,236	Options contracts written, at value	15,320,299

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FDEC
Options contracts	Equity Risk	Options contracts purchased, at value	$750,487,461	Options contracts written, at value	$29,388,590
DDEC
Options contracts	Equity Risk	Options contracts purchased, at value	352,460,685	Options contracts written, at value	14,579,696
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 29, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FJAN	DJAN	FFEB	DFEB	FMAR	DMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$50,249,158	$26,894,719	$82,314,983	$35,531,342	$5,262,741	$11,719,249
Written options contracts	5,866,037	(5,800,609)	(2,299,117)	(7,949,311)	164,069	(3,424,965)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(33,702)	(2,702,425)	(10,540,976)	(10,995,410)	46,664,358	13,124,689
Written options contracts	(9,804,488)	(3,744,314)	(9,093,350)	(1,015,566)	(24,876,807)	(11,521,652)

Statements of Operations Location	FAPR	DAPR	FMAY	DMAY	FJUN	DJUN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$18,505,219	$3,712,197	$32,377,694	$4,510,099	$14,542,453	$4,516,569
Written options contracts	4,696,541	592,194	4,562,843	132,591	5,364,589	1,439,596
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	32,120,787	18,443,342	37,089,228	16,260,665	48,698,635	17,152,901
Written options contracts	(17,284,079)	(10,453,069)	(20,300,510)	(8,842,886)	(4,663,115)	(5,506,083)

Statements of Operations Location	FJUL	DJUL	FAUG	DAUG	FSEP	DSEP
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$11,608,102	$11,743,596	$6,217,790	$3,555,176	$20,578,453	$13,662,152
Written options contracts	2,224,272	864,126	908,629	(104,142)	11,374,243	4,233,805
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	44,725,358	40,352,601	53,528,568	29,751,640	20,998,706	9,974,556

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)

Statements of Operations Location	FJUL	DJUL	FAUG	DAUG	FSEP	DSEP
Written options contracts	$674,024	$(7,087,046)	$(5,031,722)	$(8,143,421)	$(11,911,172)	$(9,381,980)

Statements of Operations Location	FOCT	DOCT	FNOV	DNOV	FDEC	DDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$12,110,281	$6,068,234	$27,797,188	$24,758,989	$49,196,445	$39,193,500
Written options contracts	15,379,721	5,862,485	18,148,387	8,963,718	10,836,692	(1,779,348)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	37,799,043	15,211,099	23,822,611	5,544,177	16,215,487	(5,716,248)
Written options contracts	(33,362,862)	(16,013,123)	(23,288,712)	(13,968,387)	(13,414,165)	(7,687,715)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended February 29, 2024, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
FJAN	$1,187,851,948	$789,958,758	$29,921,511	$18,763,711
DJAN	433,470,551	297,360,197	10,340,069	9,999,194
FFEB	1,494,357,271	1,097,790,358	37,273,018	27,709,131
DFEB	337,594,316	222,924,216	7,344,385	6,873,978
FMAR	132,952,530	33,908,235	5,421,521	2,654,812
DMAR	28,969,154	69,102,309	1,666,557	3,824,251
FAPR	190,018,638	148,943,430	3,734,486	8,179,905
DAPR	43,212,112	73,937,923	1,775,570	2,673,897
FMAY	238,687,059	248,740,663	5,410,400	13,507,299
DMAY	59,467,790	56,792,361	1,862,465	2,085,800
FJUN	252,682,268	172,674,825	5,556,275	8,226,117
DJUN	36,714,463	54,130,074	377,936	2,355,736
FJUL	233,326,542	202,302,512	4,702,730	7,306,252
DJUL	218,179,380	123,482,490	2,424,482	2,843,908
FAUG	102,806,820	120,029,888	2,884,261	4,362,526
DAUG	35,465,474	95,302,781	1,463,067	2,287,581
FSEP	767,264,959	619,141,700	20,006,943	13,027,805
DSEP	366,605,302	322,814,772	4,859,257	5,660,925
FOCT	810,789,652	579,980,020	25,494,446	19,362,122
DOCT	297,339,205	273,415,296	5,992,819	7,897,105
FNOV	993,728,724	808,505,804	26,187,263	21,540,681
DNOV	468,770,970	430,642,828	8,960,876	10,774,987
FDEC	1,150,956,462	716,064,427	26,009,622	13,668,857
DDEC	584,823,155	515,546,282	14,250,091	18,527,195

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 13, 2024, the FT Vest Buffered Allocation Growth ETF and FT Vest Buffered Allocation Defensive ETF amended their investment strategies to (1) include the FT Vest U.S. Equity Moderate Buffer ETF series as possible underlying ETF investments; and (2) to change the timing for portfolio evaluations from monthly to quarterly.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
As of March 18, 2024, the investment objective of the FT Vest U.S. Equity Buffer ETF - March changed to include an upside cap of 17.13% and an Outcome Period of March 18, 2024 through March 21, 2025.
As of March 18, 2024, the investment objective of the FT Vest U.S. Equity Deep Buffer ETF - March changed to include an upside cap of 15.41% and an Outcome Period of March 18, 2024 through March 21, 2025.
As of April 22, 2024, the investment objective of the FT Vest U.S. Equity Buffer ETF - April changed to include an upside cap of 17.73% and an Outcome Period of April 22, 2024 through April 17, 2025.
As of April 22, 2024, the investment objective of the FT Vest U.S. Equity Deep Buffer ETF - April changed to include an upside cap of 15.51% and an Outcome Period of April 22, 2024 through April 17, 2025.

Additional Information
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Vest Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Period Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
FT Vest International Equity Buffer ETF - March (YMAR) (now known as FT Vest International Equity Moderate Buffer ETF - March)
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
FT Vest International Equity Buffer ETF - June (YJUN)
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
FT Vest International Equity Buffer ETF - September (YSEP)
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
FT Vest International Equity Moderate Buffer ETF - December (YDEC) (formerly known as FT Vest International Equity Buffer ETF - December)
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Vest Financial LLC (“Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub- Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VIII
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the “Funds”), which contains detailed information about the Funds for the six-month period ended February 29, 2024. Please note that some of the Funds were incepted after September 1, 2023, the start of the reporting period, so information in this letter and the report prior to those inception dates will not apply to all Funds.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 10.44% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from January 22, 2024 through January 17, 2025 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XJAN.”

Performance
Cumulative Total Returns
Inception (1/19/24) to 2/29/24
Fund Performance
NAV	2.11%
Market Price	1.81%
Index Performance
S&P 500® Index	5.49%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
January 19, 2024 - February 29, 2024

$11,000
$10,500
$10,000
$9,500
1/19/24
2/29/24
$10,549
$10,211
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 11.02% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from February 20, 2024 through February 21, 2025 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XFEB.”

Performance
Cumulative Total Returns
Inception (2/16/24) to 2/29/24
Fund Performance
NAV	0.97%
Market Price	0.80%
Index Performance
S&P 500® Index	1.86%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
February 16, 2024 - February 29, 2024

$10,500
$10,000
$9,500
$10,186
$10,097
2/16/24
2/29/24
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest International Equity Buffer ETF - March (YMAR)
The investment objective of the FT Vest International Equity Buffer ETF - March (the “Fund”), now known as FT Vest International Equity Moderate Buffer ETF - March, is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the “Underlying ETF”), up to a predetermined upside cap of 24.78% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from March 20, 2023 through March 15, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “YMAR.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (3/19/21) to 2/29/24	Inception (3/19/21) to 2/29/24
Fund Performance
NAV	7.99%	14.69%	4.14%	12.69%
Market Price	7.48%	14.53%	4.12%	12.64%
Index Performance
MSCI EAFE Index	9.23%	14.41%	3.45%	10.52%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
March 19, 2021 - February 29, 2024

$12,000
$11,000
$10,000
$9,000
$8,000
3/19/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$11,269
$11,052
FT Vest International Equity Buffer ETF - March
MSCI EAFE Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to March 20, 2023, the Fund’s investment objective included an upside cap of 20.70% and an Outcome Period of March 21, 2022 through March 17, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
The investment objective of the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”), up to a predetermined upside cap of 22.15% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from March 20, 2023 through March 15, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “QMAR.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (3/19/21) to 2/29/24	Inception (3/19/21) to 2/29/24
Fund Performance
NAV	6.34%	25.43%	9.22%	29.69%
Market Price	6.56%	25.48%	9.23%	29.74%
Index Performance
Nasdaq-100 Index®	16.89%	51.11%	13.05%	43.63%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
March 19, 2021 - February 29, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
3/19/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$14,363
$12,969
FT Vest Nasdaq-100® Buffer ETF - March
Nasdaq-100 Index®

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to March 20, 2023, the Fund’s investment objective included an upside cap of 17.25% and an Outcome Period of March 21, 2022 through March 17, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 13.01% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from March 20, 2023 through March 15, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XMAR.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (3/17/23) to 2/29/24
Fund Performance
NAV	4.04%	12.04%
Market Price	4.30%	12.04%
Index Performance
S&P 500® Index	13.93%	32.08%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
March 17, 2023 - February 29, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,208
$11,204
3/17/23
8/31/23
2/29/24
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest International Equity Buffer ETF - June (YJUN)
The investment objective of the FT Vest International Equity Buffer ETF - June (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the “Underlying ETF”), up to a predetermined upside cap of 18.94% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from June 20, 2023 through June 21, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “YJUN.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (6/18/21) to 2/29/24	Inception (6/18/21) to 2/29/24
Fund Performance
NAV	6.53%	11.16%	2.85%	7.87%
Market Price	6.01%	11.11%	2.83%	7.82%
Index Performance
MSCI EAFE Index	9.23%	14.41%	2.12%	5.82%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
June 18, 2021 - February 29, 2024
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$10,787
$10,582
6/18/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest International Equity Buffer ETF - June
MSCI EAFE Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to June 20, 2023, the Fund’s investment objective included an upside cap of 24.20% and an Outcome Period of June 21, 2022 through June 16, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
The investment objective of the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”), up to a predetermined upside cap of 20.53% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from June 20, 2023 through June 21, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “QJUN.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (6/18/21) to 2/29/24	Inception (6/18/21) to 2/29/24
Fund Performance
NAV	11.54%	32.18%	9.24%	26.93%
Market Price	11.73%	32.29%	9.27%	27.03%
Index Performance
Nasdaq-100 Index®	16.89%	51.11%	10.61%	31.31%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
June 18, 2021 - February 29, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$13,131
$12,693
6/18/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest Nasdaq-100® Buffer ETF - June
Nasdaq-100 Index®

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to June 20, 2023, the Fund’s investment objective included an upside cap of 25.19% and an Outcome Period of June 21, 2022 through June 16, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 11.60% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from June 20, 2023 through June 21, 2024.* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XJUN.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (7/12/21) to 2/29/24	Inception (7/12/21) to 2/29/24
Fund Performance
NAV	6.67%	14.15%	7.54%	21.10%
Market Price	6.58%	14.09%	7.51%	21.00%
Index Performance
S&P 500® Index	13.93%	30.45%	7.56%	21.19%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
July 12, 2021 - February 29, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$12,119
$12,110
7/12/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to June 20, 2023, the Fund’s investment objective included an upside cap of 14.80% and an Outcome Period of June 21, 2022 through June 16, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 11.22% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from July 24, 2023 through July 19, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XJUL.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (7/21/23) to 2/29/24
Fund Performance
NAV	6.74%	7.19%
Market Price	7.05%	7.15%
Index Performance
S&P 500® Index	13.93%	13.44%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
July 21, 2023 - February 29, 2024
$11,500
$11,000
$10,500
$10,000
$9,500
$11,344
$10,719
7/21/23
8/31/23
2/29/24
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 12.32% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from August 21, 2023 through August 16, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XAUG.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (8/18/23) to 2/29/24
Fund Performance
NAV	6.41%	8.02%
Market Price	6.27%	7.95%
Index Performance
S&P 500® Index	13.93%	17.60%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
August 18, 2023 - February 29, 2024
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,760
$10,802
8/18/23
8/31/23
2/29/24
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest International Equity Buffer ETF - September (YSEP)
The investment objective of the FT Vest International Equity Buffer ETF - September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the “Underlying ETF”), up to a predetermined upside cap of 20.61% while providing a buffer against the first 10% of Underlying ETF losses, over the period from September 18, 2023 through September 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current Outcome Period or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “YSEP.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (9/17/21) to 2/29/24	Inception (9/17/21) to 2/29/24
Fund Performance
NAV	6.00%	11.46%	2.12%	5.26%
Market Price	6.16%	11.57%	2.14%	5.31%
Index Performance
MSCI EAFE Index	9.23%	14.41%	1.42%	3.52%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
September 17, 2021 - February 29, 2024

$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
9/17/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$10,526
$10,352
FT Vest International Equity Buffer ETF - September
MSCI EAFE Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 25.00% and an Outcome Period of September 19, 2022 through September 15, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
The investment objective of the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”), up to a predetermined upside cap of 21.00% while providing a buffer (before fees, expenses and taxes) against the first 10% of Underlying ETF losses, over the period from September 18, 2023 through September 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current Outcome Period or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “QSPT.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (9/17/21) to 2/29/24	Inception (9/17/21) to 2/29/24
Fund Performance
NAV	12.65%	37.50%	8.67%	22.59%
Market Price	12.56%	37.24%	8.63%	22.49%
Index Performance
Nasdaq-100 Index®	16.89%	51.11%	7.76%	20.12%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
September 17, 2021 - February 29, 2024

$14,000
$12,000
$10,000
$8,000
$6,000
9/17/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$12,259
$12,012
FT Vest Nasdaq-100® Buffer ETF - September
Nasdaq-100 Index®

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 27.27% and an Outcome Period of September 19, 2022 through September 15, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 11.80% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from September 18, 2023 through September 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XSEP.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (9/21/22) to 2/29/24	Inception (9/21/22) to 2/29/24
Fund Performance
NAV	7.01%	15.67%	14.69%	21.80%
Market Price	6.90%	15.47%	14.61%	21.66%
Index Performance
S&P 500® Index	13.93%	30.45%	24.86%	37.70%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
September 21, 2022 - February 29, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,770
$12,180
9/21/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 14.90% and an Outcome Period of September 22, 2022 through September 15, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 12.80% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from October 23, 2023 through October 18, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XOCT.”

Performance
Cumulative Total Returns
Inception (10/20/23) to 2/29/24
Fund Performance
NAV	7.55%
Market Price	7.48%
Index Performance
S&P 500® Index	21.35%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
October 20, 2023 - February 29, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
10/20/23
2/29/24
$12,135
$10,755
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 11.30% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from November 20, 2023 through November 15, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XNOV.”

Performance
Cumulative Total Returns
Inception (11/17/23) to 2/29/24
Fund Performance
NAV	4.99%
Market Price	4.83%
Index Performance
S&P 500® Index	13.39%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
November 17, 2023 - February 29, 2024

$11,500
$11,000
$10,500
$10,000
$9,500
$11,339
$10,499
11/17/23
2/29/24
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest International Equity Moderate Buffer ETF - December (YDEC)
The investment objective of the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”), formerly FT Vest International Equity Buffer ETF - December, is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the “Underlying ETF”), up to a predetermined upside cap of 18.40% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from December 18, 2023 through December 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “YDEC.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (12/18/20) to 2/29/24	Inception (12/18/20) to 2/29/24
Fund Performance
NAV	5.93%	10.76%	4.44%	14.91%
Market Price	6.27%	10.49%	4.46%	14.96%
Index Performance
MSCI EAFE Index	9.23%	14.41%	4.79%	16.17%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
December 18, 2020 - February 29, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
12/18/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$11,617
$11,491
FT Vest International Equity Moderate Buffer ETF - December
MSCI EAFE Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*
Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 22.87% and an Outcome Period of December 19, 2022
through December 15, 2023. Also as of December 18, 2023, the Fund’s investment objective changed to seek a buffer (before fees and expenses)
against the first 15% of Underlying ETF losses; prior to that date, the Fund sought to provide a 10% buffer.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
The investment objective of the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”), up to a predetermined upside cap of 18.98% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from December 18, 2023 through December 20, 2024 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “QDEC.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (12/18/20) to 2/29/24	Inception (12/18/20) to 2/29/24
Fund Performance
NAV	8.12%	25.28%	7.00%	24.14%
Market Price	8.22%	25.03%	7.00%	24.14%
Index Performance
Nasdaq-100 Index®	16.89%	51.11%	12.40%	45.34%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
December 18, 2020 - February 29, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
12/18/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$14,534
$12,414
FT Vest Nasdaq-100® Buffer ETF - December
Nasdaq-100 Index®

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 27.03% and an Outcome Period of December 19, 2022 through December 15, 2023.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 10.76% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from December 18, 2023 through December 20, 2024 (the “Outcome Period”)*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible Exchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate on-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current Outcome Period or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XDEC.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (12/17/21) to 2/29/24	Inception (12/17/21) to 2/29/24
Fund Performance
NAV	5.58%	14.30%	6.71%	15.35%
Market Price	5.53%	13.85%	6.61%	15.12%
Index Performance
S&P 500® Index	13.93%	30.45%	6.26%	14.30%
(See Notes to Fund Performance Overview on page 21.)

Performance of a $10,000 Initial Investment
December 17, 2021 - February 29, 2024
$12,000
$11,000
$10,000
$9,000
$8,000
$11,535
$11,430
12/17/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 15.31% and an Outcome Period of December 19, 2022 through December 15, 2023.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (“XJAN”), FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (“XFEB”), FT Vest International Equity Buffer ETF - March (“YMAR”), FT Vest Nasdaq-100® Buffer ETF - March (“QMAR”), FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (“XMAR”), FT Vest International Equity Buffer ETF - June (“YJUN”), FT Vest Nasdaq-100® Buffer ETF - June (“QJUN”), FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (“XJUN”), FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (“XJUL”), FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (“XAUG”), FT Vest International Equity Buffer ETF - September (“YSEP”), FT Vest Nasdaq-100® Buffer ETF - September (“QSPT”), FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (“XSEP”), FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (“XOCT”), FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (“XNOV”), FT Vest International Equity Moderate Buffer ETF - December (“YDEC”), FT Vest Nasdaq-100® Buffer ETF - December (“QDEC”), and FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (“XDEC”), (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Vest Financial LLC (“Vest” or the “Sub-Advisor”) serves as the sub-advisor to the Funds. In this capacity, Vest is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio. Vest, with principal offices at 8350 Broad St., Suite 240, McLean, VA 22102, was founded in 2012. Vest had approximately $24.4 billion under management or committed to management as of February 29, 2024.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Karan Sood, Managing Director of Vest
Howard Rubin, Managing Director of Vest

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February, FT Vest International Equity Buffer ETF - March, FT Vest Nasdaq-100® Buffer ETF - March, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March, FT Vest International Equity Buffer ETF - June, FT Vest Nasdaq-100® Buffer ETF - June, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August, FT Vest International Equity Buffer ETF - September, FT Vest Nasdaq-100® Buffer ETF - September, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November, FT Vest International Equity Moderate Buffer ETF - December, FT Vest Nasdaq-100® Buffer ETF - December or FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this six-month (or shorter) period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest International Equity Buffer ETF - March (YMAR)
Actual	$1,000.00	$1,079.90	0.90%	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Actual	$1,000.00	$1,063.40	0.90%	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Actual	$1,000.00	$1,040.40	0.85%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest International Equity Buffer ETF - June (YJUN)
Actual	$1,000.00	$1,065.30	0.90%	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Actual	$1,000.00	$1,115.40	0.90%	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses (Continued)
February 29, 2024 (Unaudited)
	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Actual	$1,000.00	$1,066.70	0.85%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Actual	$1,000.00	$1,067.40	0.85%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Actual	$1,000.00	$1,064.10	0.85%	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest International Equity Buffer ETF - September (YSEP)
Actual	$1,000.00	$1,060.00	0.90%	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Actual	$1,000.00	$1,126.50	0.90%	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Actual	$1,000.00	$1,070.10	0.85%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Actual	$1,000.00	$1,059.30	0.90%	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Actual	$1,000.00	$1,081.20	0.90%	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Actual	$1,000.00	$1,055.80	0.85%	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

	Beginning Account Value January 19, 2024 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period January 19, 2024 (b) to February 29, 2024 (c)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Actual	$1,000.00	$1,021.10	0.85%	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

	Beginning Account Value February 16, 2024 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period February 16, 2024 (b) to February 29, 2024 (d)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Actual	$1,000.00	$1,009.70	0.85%	$0.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses (Continued)
February 29, 2024 (Unaudited)
	Beginning Account Value October 20, 2023 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period October 20, 2023 (b) to February 29, 2024 (e)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Actual	$1,000.00	$1,075.50	0.85%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

	Beginning Account Value November 17, 2023 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period November 17, 2023 (b) to February 29, 2024 (f)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Actual	$1,000.00	$1,049.90	0.85%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	Inception date.
(c)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(January 19, 2024 through February 29, 2024), multiplied by 42/366. Hypothetical expenses are assumed for the most recent six-month period.

(d)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(February 16, 2024 through February 29, 2024), multiplied by 14/366. Hypothetical expenses are assumed for the most recent six-month period.

(e)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(October 20, 2023 through February 29, 2024), multiplied by 133/366. Hypothetical expenses are assumed for the most recent six-month period.

(f)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 17, 2023 through February 29, 2024), multiplied by 105/366. Hypothetical expenses are assumed for the most recent six-month period.

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
881,776	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$881,776
	(Cost $881,776)
	Total Investments — 1.1%	881,776
	(Cost $881,776)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 115.5%
	Call Options Purchased — 112.7%
1,712	SPDR® S&P 500® ETF Trust	$86,983,296	$4.83	01/17/25	85,418,474
1,712	SPDR® S&P 500® ETF Trust	86,983,296	482.44	01/17/25	9,627,172
	Total Call Options Purchased				95,045,646
	(Cost $89,424,249)
	Put Options Purchased — 2.8%
1,712	SPDR® S&P 500® ETF Trust	86,983,296	482.44	01/17/25	2,343,263
	(Cost $3,354,828)
	Total Purchased Options				97,388,909
	(Cost $92,779,077)
WRITTEN OPTIONS — (16.5)%
	Call Options Written — (15.5)%
(3,424)	SPDR® S&P 500® ETF Trust	(173,966,592)	507.62	01/17/25	(13,034,579)
	(Premiums received $8,964,640)
	Put Options Written — (1.0)%
(1,712)	SPDR® S&P 500® ETF Trust	(86,983,296)	410.08	01/17/25	(871,947)
	(Premiums received $1,181,498)
	Total Written Options				(13,906,526)
	(Premiums received $10,146,138)
	Net Other Assets and Liabilities — (0.1)%				(56,128)
	Net Assets — 100.0%				$84,308,031

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.1%
Purchased Options	115.5
Written Options	(16.5)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$881,776	$881,776	$—	$—
Purchased Options	97,388,909	—	97,388,909	—
Total	$98,270,685	$881,776	$97,388,909	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,906,526)	$—	$(13,906,526)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
242,369	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$242,369
	(Cost $242,369)
	Total Investments — 1.1%	242,369
	(Cost $242,369)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.9%
	Call Options Purchased — 108.2%
450	SPDR® S&P 500® ETF Trust	$22,863,600	$5.01	02/21/25	22,447,761
450	SPDR® S&P 500® ETF Trust	22,863,600	499.52	02/21/25	2,115,992
	Total Call Options Purchased				24,563,753
	(Cost $24,304,602)
	Put Options Purchased — 3.7%
450	SPDR® S&P 500® ETF Trust	22,863,600	499.52	02/21/25	841,328
	(Cost $902,339)
	Total Purchased Options				25,405,081
	(Cost $25,206,941)
WRITTEN OPTIONS — (13.0)%
	Call Options Written — (11.6)%
(900)	SPDR® S&P 500® ETF Trust	(45,727,200)	527.04	02/21/25	(2,639,835)
	(Premiums received $2,542,452)
	Put Options Written — (1.4)%
(450)	SPDR® S&P 500® ETF Trust	(22,863,600)	424.59	02/21/25	(309,381)
	(Premiums received $331,439)
	Total Written Options				(2,949,216)
	(Premiums received $2,873,891)
	Net Other Assets and Liabilities — (0.0)%				(2,467)
	Net Assets — 100.0%				$22,695,767

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.1%
Purchased Options	111.9
Written Options	(13.0)
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$242,369	$242,369	$—	$—
Purchased Options	25,405,081	—	25,405,081	—
Total	$25,647,450	$242,369	$25,405,081	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,949,216)	$—	$(2,949,216)	$—
See Notes to Financial Statements

FT Vest International Equity Buffer ETF - March (YMAR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
227,733	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$227,733
	(Cost $227,733)
	Total Investments — 0.4%	227,733
	(Cost $227,733)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 99.7%
7,345	iShares MSCI EAFE ETF	$56,740,125	$0.67	03/15/24	56,221,777
	(Cost $50,381,348)
	Put Options Purchased — 0.0%
7,345	iShares MSCI EAFE ETF	56,740,125	67.18	03/15/24	846
	(Cost $3,127,933)
	Total Purchased Options				56,222,623
	(Cost $53,509,281)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(7,345)	iShares MSCI EAFE ETF	(56,740,125)	83.83	03/15/24	(809)
	(Premiums received $157,930)
	Put Options Written — (0.0)%
(7,345)	iShares MSCI EAFE ETF	(56,740,125)	60.46	03/15/24	(31)
	(Premiums received $703,808)
	Total Written Options				(840)
	(Premiums received $861,738)
	Net Other Assets and Liabilities — (0.1)%				(37,067)
	Net Assets — 100.0%				$56,412,449

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.4%
Purchased Options	99.7
Written Options	(0.0)(1)
Net Other Assets and Liabilities	(0.1)
Total	100.0%

(1)	Amount is less than 0.1%.
See Notes to Financial Statements

FT Vest International Equity Buffer ETF - March (YMAR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$227,733	$227,733	$—	$—
Purchased Options	56,222,623	—	56,222,623	—
Total	$56,450,356	$227,733	$56,222,623	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(840)	$—	$(840)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
546,559	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$546,559
	(Cost $546,559)
	Total Investments — 0.3%	546,559
	(Cost $546,559)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.0%
	Call Options Purchased — 118.0%
5,768	Invesco QQQ TrustSM, Series 1	$253,215,200	$3.05	03/15/24	251,537,328
	(Cost $185,413,189)
	Put Options Purchased — 0.0%
5,768	Invesco QQQ TrustSM, Series 1	253,215,200	305.36	03/15/24	6,885
	(Cost $11,411,191)
	Total Purchased Options				251,544,213
	(Cost $196,824,380)
WRITTEN OPTIONS — (18.2)%
	Call Options Written — (18.2)%
(5,768)	Invesco QQQ TrustSM, Series 1	(253,215,200)	373.00	03/15/24	(38,795,743)
	(Premiums received $7,885,701)
	Put Options Written — (0.0)%
(5,768)	Invesco QQQ TrustSM, Series 1	(253,215,200)	274.82	03/15/24	(1,804)
	(Premiums received $6,722,877)
	Total Written Options				(38,797,547)
	(Premiums received $14,608,578)
	Net Other Assets and Liabilities — (0.1)%				(144,331)
	Net Assets — 100.0%				$213,148,894

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.3%
Purchased Options	118.0
Written Options	(18.2)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$546,559	$546,559	$—	$—
Purchased Options	251,544,213	—	251,544,213	—
Total	$252,090,772	$546,559	$251,544,213	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(38,797,547)	$—	$(38,797,547)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
666,035	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$666,035
	(Cost $666,035)
	Total Investments — 0.4%	666,035
	(Cost $666,035)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 142.0%
	Call Options Purchased — 142.0%
4,066	SPDR® S&P 500® ETF Trust	$206,585,328	$3.91	03/15/24	204,353,094
4,066	SPDR® S&P 500® ETF Trust	206,585,328	390.00	03/15/24	47,816,160
	Total Call Options Purchased				252,169,254
	(Cost $185,364,816)
	Put Options Purchased — 0.0%
4,066	SPDR® S&P 500® ETF Trust	206,585,328	390.00	03/15/24	20,330
	(Cost $9,248,972)
	Total Purchased Options				252,189,584
	(Cost $194,613,788)
WRITTEN OPTIONS — (42.3)%
	Call Options Written — (42.3)%
(8,132)	SPDR® S&P 500® ETF Trust	(413,170,656)	415.35	03/15/24	(75,074,624)
	(Premiums received $23,434,375)
	Put Options Written — (0.0)%
(4,066)	SPDR® S&P 500® ETF Trust	(206,585,328)	331.50	03/15/24	(16,264)
	(Premiums received $3,037,487)
	Total Written Options				(75,090,888)
	(Premiums received $26,471,862)
	Net Other Assets and Liabilities — (0.1)%				(116,156)
	Net Assets — 100.0%				$177,648,575

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.4%
Purchased Options	142.0
Written Options	(42.3)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$666,035	$666,035	$—	$—
Purchased Options	252,189,584	—	252,189,584	—
Total	$252,855,619	$666,035	$252,189,584	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(75,090,888)	$—	$(75,090,888)	$—
See Notes to Financial Statements

FT Vest International Equity Buffer ETF - June (YJUN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,181,117	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,181,117
	(Cost $1,181,117)
	Total Investments — 0.7%	1,181,117
	(Cost $1,181,117)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 98.4%
21,590	iShares MSCI EAFE ETF	$166,782,750	$0.73	06/21/24	161,956,286
	(Cost $152,198,316)
	Put Options Purchased — 1.3%
21,590	iShares MSCI EAFE ETF	166,782,750	73.39	06/21/24	2,045,444
	(Cost $8,173,505)
	Total Purchased Options				164,001,730
	(Cost $160,371,821)
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.1)%
(21,590)	iShares MSCI EAFE ETF	(166,782,750)	87.29	06/21/24	(104,154)
	(Premiums received $613,622)
	Put Options Written — (0.2)%
(21,590)	iShares MSCI EAFE ETF	(166,782,750)	66.05	06/21/24	(358,139)
	(Premiums received $3,700,103)
	Total Written Options				(462,293)
	(Premiums received $4,313,725)
	Net Other Assets and Liabilities — (0.1)%				(111,875)
	Net Assets — 100.0%				$164,608,679

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.7%
Purchased Options	99.7
Written Options	(0.3)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest International Equity Buffer ETF - June (YJUN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,181,117	$1,181,117	$—	$—
Purchased Options	164,001,730	—	164,001,730	—
Total	$165,182,847	$1,181,117	$164,001,730	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(462,293)	$—	$(462,293)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,823,488	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,823,488
	(Cost $1,823,488)
	Total Investments — 0.5%	1,823,488
	(Cost $1,823,488)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 103.6%
8,163	Invesco QQQ TrustSM, Series 1	$358,355,700	$3.68	06/21/24	355,237,438
	(Cost $299,316,052)
	Put Options Purchased — 0.4%
8,163	Invesco QQQ TrustSM, Series 1	358,355,700	367.93	06/21/24	1,481,345
	(Cost $18,920,688)
	Total Purchased Options				356,718,783
	(Cost $318,236,740)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (4.2)%
(8,163)	Invesco QQQ TrustSM, Series 1	(358,355,700)	443.47	06/21/24	(14,641,420)
	(Premiums received $6,169,337)
	Put Options Written — (0.2)%
(8,163)	Invesco QQQ TrustSM, Series 1	(358,355,700)	331.14	06/21/24	(642,190)
	(Premiums received $9,700,424)
	Total Written Options				(15,283,610)
	(Premiums received $15,869,761)
	Net Other Assets and Liabilities — (0.1)%				(231,322)
	Net Assets — 100.0%				$343,027,339

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.5%
Purchased Options	104.0
Written Options	(4.4)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,823,488	$1,823,488	$—	$—
Purchased Options	356,718,783	—	356,718,783	—
Total	$358,542,271	$1,823,488	$356,718,783	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,283,610)	$—	$(15,283,610)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,272,662	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,272,662
	(Cost $1,272,662)
	Total Investments — 0.6%	1,272,662
	(Cost $1,272,662)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 121.5%
	Call Options Purchased — 121.1%
4,775	SPDR® S&P 500® ETF Trust	$242,608,200	$4.40	06/21/24	239,456,045
4,775	SPDR® S&P 500® ETF Trust	242,608,200	439.47	06/21/24	36,126,913
	Total Call Options Purchased				275,582,958
	(Cost $225,692,994)
	Put Options Purchased — 0.4%
4,775	SPDR® S&P 500® ETF Trust	242,608,200	439.47	06/21/24	884,598
	(Cost $10,337,063)
	Total Purchased Options				276,467,556
	(Cost $236,030,057)
WRITTEN OPTIONS — (22.0)%
	Call Options Written — (21.8)%
(9,550)	SPDR® S&P 500® ETF Trust	(485,216,400)	464.96	06/21/24	(49,660,484)
	(Premiums received $12,776,648)
	Put Options Written — (0.2)%
(4,775)	SPDR® S&P 500® ETF Trust	(242,608,200)	373.55	06/21/24	(309,493)
	(Premiums received $3,977,139)
	Total Written Options				(49,969,977)
	(Premiums received $16,753,787)
	Net Other Assets and Liabilities — (0.1)%				(153,509)
	Net Assets — 100.0%				$227,616,732

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.6%
Purchased Options	121.5
Written Options	(22.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,272,662	$1,272,662	$—	$—
Purchased Options	276,467,556	—	276,467,556	—
Total	$277,740,218	$1,272,662	$276,467,556	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(49,969,977)	$—	$(49,969,977)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
346,027	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$346,027
	(Cost $346,027)
	Total Investments — 0.6%	346,027
	(Cost $346,027)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 117.6%
	Call Options Purchased — 116.9%
1,156	SPDR® S&P 500® ETF Trust	$58,734,048	$4.53	07/19/24	57,879,962
1,156	SPDR® S&P 500® ETF Trust	58,734,048	452.19	07/19/24	7,596,282
	Total Call Options Purchased				65,476,244
	(Cost $54,620,025)
	Put Options Purchased — 0.7%
1,156	SPDR® S&P 500® ETF Trust	58,734,048	452.19	07/19/24	382,728
	(Cost $2,552,216)
	Total Purchased Options				65,858,972
	(Cost $57,172,241)
WRITTEN OPTIONS — (18.1)%
	Call Options Written — (17.9)%
(2,312)	SPDR® S&P 500® ETF Trust	(117,468,096)	477.55	07/19/24	(10,011,839)
	(Premiums received $4,259,340)
	Put Options Written — (0.2)%
(1,156)	SPDR® S&P 500® ETF Trust	(58,734,048)	384.36	07/19/24	(116,901)
	(Premiums received $955,132)
	Total Written Options				(10,128,740)
	(Premiums received $5,214,472)
	Net Other Assets and Liabilities — (0.1)%				(38,134)
	Net Assets — 100.0%				$56,038,125

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.6%
Purchased Options	117.6
Written Options	(18.1)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$346,027	$346,027	$—	$—
Purchased Options	65,858,972	—	65,858,972	—
Total	$66,204,999	$346,027	$65,858,972	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,128,740)	$—	$(10,128,740)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
117,598	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$117,598
	(Cost $117,598)
	Total Investments — 0.7%	117,598
	(Cost $117,598)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 124.3%
	Call Options Purchased — 123.6%
374	SPDR® S&P 500® ETF Trust	$19,002,192	$4.38	08/16/24	18,722,278
374	SPDR® S&P 500® ETF Trust	19,002,192	436.51	08/16/24	3,079,301
	Total Call Options Purchased				21,801,579
	(Cost $18,285,441)
	Put Options Purchased — 0.7%
374	SPDR® S&P 500® ETF Trust	19,002,192	436.51	08/16/24	118,315
	(Cost $831,378)
	Total Purchased Options				21,919,894
	(Cost $19,116,819)
WRITTEN OPTIONS — (24.9)%
	Call Options Written — (24.7)%
(748)	SPDR® S&P 500® ETF Trust	(38,004,384)	463.40	08/16/24	(4,348,020)
	(Premiums received $1,722,305)
	Put Options Written — (0.2)%
(374)	SPDR® S&P 500® ETF Trust	(19,002,192)	371.04	08/16/24	(41,810)
	(Premiums received $243,479)
	Total Written Options				(4,389,830)
	(Premiums received $1,965,784)
	Net Other Assets and Liabilities — (0.1)%				(11,881)
	Net Assets — 100.0%				$17,635,781

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.7%
Purchased Options	124.3
Written Options	(24.9)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$117,598	$117,598	$—	$—
Purchased Options	21,919,894	—	21,919,894	—
Total	$22,037,492	$117,598	$21,919,894	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,389,830)	$—	$(4,389,830)	$—
See Notes to Financial Statements

FT Vest International Equity Buffer ETF - September (YSEP)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
317,494	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$317,494
	(Cost $317,494)
	Total Investments — 0.9%	317,494
	(Cost $317,494)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 99.1%
4,706	iShares MSCI EAFE ETF	$36,353,850	$0.71	09/20/24	35,382,269
	(Cost $32,279,447)
	Put Options Purchased — 1.4%
4,706	iShares MSCI EAFE ETF	36,353,850	71.38	09/20/24	496,396
	(Cost $1,732,200)
	Total Purchased Options				35,878,665
	(Cost $34,011,647)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (0.9)%
(4,706)	iShares MSCI EAFE ETF	(36,353,850)	86.09	09/20/24	(301,049)
	(Premiums received $116,697)
	Put Options Written — (0.4)%
(4,706)	iShares MSCI EAFE ETF	(36,353,850)	64.24	09/20/24	(154,613)
	(Premiums received $863,928)
	Total Written Options				(455,662)
	(Premiums received $980,625)
	Net Other Assets and Liabilities — (0.1)%				(23,636)
	Net Assets — 100.0%				$35,716,861

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.9%
Purchased Options	100.5
Written Options	(1.3)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest International Equity Buffer ETF - September (YSEP)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$317,494	$317,494	$—	$—
Purchased Options	35,878,665	—	35,878,665	—
Total	$36,196,159	$317,494	$35,878,665	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(455,662)	$—	$(455,662)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,838,145	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,838,145
	(Cost $1,838,145)
	Total Investments — 0.7%	1,838,145
	(Cost $1,838,145)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.9%
	Call Options Purchased — 104.8%
6,113	Invesco QQQ TrustSM, Series 1	$268,360,700	$3.71	09/20/24	265,765,616
	(Cost $225,963,255)
	Put Options Purchased — 1.1%
6,113	Invesco QQQ TrustSM, Series 1	268,360,700	370.81	09/20/24	2,741,515
	(Cost $13,849,869)
	Total Purchased Options				268,507,131
	(Cost $239,813,124)
WRITTEN OPTIONS — (6.5)%
	Call Options Written — (6.0)%
(6,113)	Invesco QQQ TrustSM, Series 1	(268,360,700)	448.68	09/20/24	(15,127,257)
	(Premiums received $5,104,736)
	Put Options Written — (0.5)%
(6,113)	Invesco QQQ TrustSM, Series 1	(268,360,700)	333.73	09/20/24	(1,343,285)
	(Premiums received $7,422,548)
	Total Written Options				(16,470,542)
	(Premiums received $12,527,284)
	Net Other Assets and Liabilities — (0.1)%				(167,653)
	Net Assets — 100.0%				$253,707,081

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.7%
Purchased Options	105.9
Written Options	(6.5)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,838,145	$1,838,145	$—	$—
Purchased Options	268,507,131	—	268,507,131	—
Total	$270,345,276	$1,838,145	$268,507,131	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,470,542)	$—	$(16,470,542)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,009,563	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,009,563
	(Cost $1,009,563)
	Total Investments — 0.8%	1,009,563
	(Cost $1,009,563)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 123.3%
	Call Options Purchased — 122.4%
2,875	SPDR® S&P 500® ETF Trust	$146,073,000	$4.44	09/20/24	143,837,636
2,875	SPDR® S&P 500® ETF Trust	146,073,000	443.38	09/20/24	22,647,535
	Total Call Options Purchased				166,485,171
	(Cost $135,669,900)
	Put Options Purchased — 0.9%
2,875	SPDR® S&P 500® ETF Trust	146,073,000	443.38	09/20/24	1,285,735
	(Cost $6,392,072)
	Total Purchased Options				167,770,906
	(Cost $142,061,972)
WRITTEN OPTIONS — (24.0)%
	Call Options Written — (23.6)%
(5,750)	SPDR® S&P 500® ETF Trust	(292,146,000)	469.54	09/20/24	(32,160,596)
	(Premiums received $12,234,701)
	Put Options Written — (0.4)%
(2,875)	SPDR® S&P 500® ETF Trust	(146,073,000)	376.87	09/20/24	(499,338)
	(Premiums received $2,300,810)
	Total Written Options				(32,659,934)
	(Premiums received $14,535,511)
	Net Other Assets and Liabilities — (0.1)%				(87,539)
	Net Assets — 100.0%				$136,032,996

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.8%
Purchased Options	123.3
Written Options	(24.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,009,563	$1,009,563	$—	$—
Purchased Options	167,770,906	—	167,770,906	—
Total	$168,780,469	$1,009,563	$167,770,906	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(32,659,934)	$—	$(32,659,934)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
370,861	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$370,861
	(Cost $370,861)
	Total Investments — 0.8%	370,861
	(Cost $370,861)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 133.5%
	Call Options Purchased — 132.7%
1,062	SPDR® S&P 500® ETF Trust	$53,958,096	$4.22	10/18/24	53,117,486
1,062	SPDR® S&P 500® ETF Trust	53,958,096	421.20	10/18/24	10,697,459
	Total Call Options Purchased				63,814,945
	(Cost $53,085,751)
	Put Options Purchased — 0.8%
1,062	SPDR® S&P 500® ETF Trust	53,958,096	421.20	10/18/24	395,744
	(Cost $1,638,706)
	Total Purchased Options				64,210,689
	(Cost $54,724,457)
WRITTEN OPTIONS — (34.2)%
	Call Options Written — (33.8)%
(2,124)	SPDR® S&P 500® ETF Trust	(107,916,192)	448.16	10/18/24	(16,278,975)
	(Premiums received $8,386,702)
	Put Options Written — (0.4)%
(1,062)	SPDR® S&P 500® ETF Trust	(53,958,096)	358.02	10/18/24	(168,610)
	(Premiums received $631,989)
	Total Written Options				(16,447,585)
	(Premiums received $9,018,691)
	Net Other Assets and Liabilities — (0.1)%				(24,271)
	Net Assets — 100.0%				$48,109,694

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.8%
Purchased Options	133.5
Written Options	(34.2)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$370,861	$370,861	$—	$—
Purchased Options	64,210,689	—	64,210,689	—
Total	$64,581,550	$370,861	$64,210,689	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,447,585)	$—	$(16,447,585)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
218,447	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$218,447
	(Cost $218,447)
	Total Investments — 0.9%	218,447
	(Cost $218,447)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 123.4%
	Call Options Purchased — 122.0%
527	SPDR® S&P 500® ETF Trust	$26,775,816	$4.52	11/15/24	26,353,719
527	SPDR® S&P 500® ETF Trust	26,775,816	450.80	11/15/24	4,061,134
	Total Call Options Purchased				30,414,853
	(Cost $25,834,287)
	Put Options Purchased — 1.4%
527	SPDR® S&P 500® ETF Trust	26,775,816	450.80	11/15/24	363,086
	(Cost $978,605)
	Total Purchased Options				30,777,939
	(Cost $26,812,892)
WRITTEN OPTIONS — (24.2)%
	Call Options Written — (23.7)%
(1,054)	SPDR® S&P 500® ETF Trust	(53,551,632)	476.27	11/15/24	(5,903,691)
	(Premiums received $2,780,294)
	Put Options Written — (0.5)%
(527)	SPDR® S&P 500® ETF Trust	(26,775,816)	383.18	11/15/24	(137,571)
	(Premiums received $381,240)
	Total Written Options				(6,041,262)
	(Premiums received $3,161,534)
	Net Other Assets and Liabilities — (0.1)%				(17,021)
	Net Assets — 100.0%				$24,938,103

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.9%
Purchased Options	123.4
Written Options	(24.2)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$218,447	$218,447	$—	$—
Purchased Options	30,777,939	—	30,777,939	—
Total	$30,996,386	$218,447	$30,777,939	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,041,262)	$—	$(6,041,262)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
967,613	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$967,613
	(Cost $967,613)
	Total Investments — 1.1%	967,613
	(Cost $967,613)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.1%
	Call Options Purchased — 98.1%
11,921	iShares MSCI EAFE ETF	$92,089,725	$0.74	12/20/24	89,340,861
	(Cost $85,720,307)
	Put Options Purchased — 3.0%
11,921	iShares MSCI EAFE ETF	92,089,725	74.34	12/20/24	2,735,548
	(Cost $4,314,693)
	Total Purchased Options				92,076,409
	(Cost $90,035,000)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (1.3)%
(11,921)	iShares MSCI EAFE ETF	(92,089,725)	88.02	12/20/24	(1,224,820)
	(Premiums received $597,651)
	Put Options Written — (0.8)%
(11,921)	iShares MSCI EAFE ETF	(92,089,725)	63.19	12/20/24	(731,654)
	(Premiums received $1,364,449)
	Total Written Options				(1,956,474)
	(Premiums received $1,962,100)
	Net Other Assets and Liabilities — (0.1)%				(54,615)
	Net Assets — 100.0%				$91,032,933

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.1%
Purchased Options	101.1
Written Options	(2.1)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$967,613	$967,613	$—	$—
Purchased Options	92,076,409	—	92,076,409	—
Total	$93,044,022	$967,613	$92,076,409	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,956,474)	$—	$(1,956,474)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,342,035	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$4,342,035
	(Cost $4,342,035)
	Total Investments — 1.0%	4,342,035
	(Cost $4,342,035)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 101.7%
10,495	Invesco QQQ TrustSM, Series 1	$460,730,500	$3.83	12/20/24	454,695,875
	(Cost $423,651,261)
	Put Options Purchased — 3.2%
10,495	Invesco QQQ TrustSM, Series 1	460,730,500	405.11	12/20/24	14,262,705
	(Cost $24,200,474)
	Total Purchased Options				468,958,580
	(Cost $447,851,735)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (4.2)%
(10,495)	Invesco QQQ TrustSM, Series 1	(460,730,500)	482.05	12/20/24	(18,754,565)
	(Premiums received $9,891,145)
	Put Options Written — (1.6)%
(10,495)	Invesco QQQ TrustSM, Series 1	(460,730,500)	364.59	12/20/24	(7,252,045)
	(Premiums received $12,945,427)
	Total Written Options				(26,006,610)
	(Premiums received $22,836,572)
	Net Other Assets and Liabilities — (0.1)%				(275,951)
	Net Assets — 100.0%				$447,018,054

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.0%
Purchased Options	104.9
Written Options	(5.8)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,342,035	$4,342,035	$—	$—
Purchased Options	468,958,580	—	468,958,580	—
Total	$473,300,615	$4,342,035	$468,958,580	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(26,006,610)	$—	$(26,006,610)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,683,991	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$3,683,991
	(Cost $3,683,991)
	Total Investments — 1.0%	3,683,991
	(Cost $3,683,991)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.6%
	Call Options Purchased — 116.4%
7,969	SPDR® S&P 500® ETF Trust	$404,888,952	$4.70	12/20/24	398,082,808
7,969	SPDR® S&P 500® ETF Trust	404,888,952	469.34	12/20/24	51,434,388
	Total Call Options Purchased				449,517,196
	(Cost $390,206,267)
	Put Options Purchased — 2.2%
7,969	SPDR® S&P 500® ETF Trust	404,888,952	469.34	12/20/24	8,424,880
	(Cost $29,016,253)
	Total Purchased Options				457,942,076
	(Cost $419,222,520)
WRITTEN OPTIONS — (19.5)%
	Call Options Written — (18.7)%
(15,938)	SPDR® S&P 500® ETF Trust	(809,777,904)	494.59	12/20/24	(72,176,049)
	(Premiums received $33,586,295)
	Put Options Written — (0.8)%
(7,969)	SPDR® S&P 500® ETF Trust	(404,888,952)	398.94	12/20/24	(3,185,633)
	(Premiums received $13,688,589)
	Total Written Options				(75,361,682)
	(Premiums received $47,274,884)
	Net Other Assets and Liabilities — (0.1)%				(239,595)
	Net Assets — 100.0%				$386,024,790

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.0%
Purchased Options	118.6
Written Options	(19.5)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,683,991	$3,683,991	$—	$—
Purchased Options	457,942,076	—	457,942,076	—
Total	$461,626,067	$3,683,991	$457,942,076	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(75,361,682)	$—	$(75,361,682)	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)	FT Vest International Equity Buffer ETF - March (YMAR)	FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
ASSETS:
Investments, at value	$881,776	$242,369	$227,733	$546,559
Options contracts purchased, at value	97,388,909	25,405,081	56,222,623	251,544,213
Cash	—	—	—	—
Due from broker	—	—	2,138	36
Receivables:
Dividends	1,011	69	988	2,348
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	98,271,696	25,647,519	56,453,482	252,093,156

LIABILITIES:
Options contracts written, at value	13,906,526	2,949,216	840	38,797,547
Payables:
Investment advisory fees	57,139	2,536	40,193	146,715
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	13,963,665	2,951,752	41,033	38,944,262
NET ASSETS	$84,308,031	$22,695,767	$56,412,449	$213,148,894

NET ASSETS consist of:
Paid-in capital	$82,835,641	$22,567,919	$51,836,140	$183,582,940
Par value	26,750	7,500	25,000	82,000
Accumulated distributable earnings (loss)	1,445,640	120,348	4,551,309	29,483,954
NET ASSETS	$84,308,031	$22,695,767	$56,412,449	$213,148,894
NET ASSET VALUE, per share	$31.52	$30.26	$22.56	$25.99
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,675,002	750,002	2,500,002	8,200,002
Investments, at cost	$881,776	$242,369	$227,733	$546,559
Premiums paid on options contracts purchased	$92,779,077	$25,206,941	$53,509,281	$196,824,380
Premiums received on options contracts written	$10,146,138	$2,873,891	$861,738	$14,608,578
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)	FT Vest International Equity Buffer ETF - June (YJUN)	FT Vest Nasdaq- 100® Buffer ETF - June (QJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)

$666,035	$1,181,117	$1,823,488	$1,272,662	$346,027	$117,598
252,189,584	164,001,730	356,718,783	276,467,556	65,858,972	21,919,894
—	—	—	—	—	—
—	448	307	155	—	—

2,989	5,154	7,657	5,912	515	117
701,630	—	—	—	—	—
1,660,568	—	—	—	—	—
255,220,806	165,188,449	358,550,235	277,746,285	66,205,514	22,037,609

75,090,888	462,293	15,283,610	49,969,977	10,128,740	4,389,830

124,283	117,477	239,286	159,576	38,649	11,998
2,357,060	—	—	—	—	—
—	—	—	—	—	—
77,572,231	579,770	15,522,896	50,129,553	10,167,389	4,401,828
$177,648,575	$164,608,679	$343,027,339	$227,616,732	$56,038,125	$17,635,781

$153,130,496	$161,713,918	$308,007,027	$219,888,269	$51,886,954	$15,228,253
53,500	76,500	136,000	63,250	17,000	5,500
24,464,579	2,818,261	34,884,312	7,665,213	4,134,171	2,402,028
$177,648,575	$164,608,679	$343,027,339	$227,616,732	$56,038,125	$17,635,781
$33.21	$21.52	$25.22	$35.99	$32.96	$32.06
5,350,002	7,650,002	13,600,002	6,325,002	1,700,002	550,002
$666,035	$1,181,117	$1,823,488	$1,272,662	$346,027	$117,598
$194,613,788	$160,371,821	$318,236,740	$236,030,057	$57,172,241	$19,116,819
$26,471,862	$4,313,725	$15,869,761	$16,753,787	$5,214,472	$1,965,784
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 29, 2024 (Unaudited)

	FT Vest International Equity Buffer ETF - September (YSEP)	FT Vest Nasdaq-100® Buffer ETF - September (QSPT)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
ASSETS:
Investments, at value	$317,494	$1,838,145	$1,009,563	$370,861
Options contracts purchased, at value	35,878,665	268,507,131	167,770,906	64,210,689
Cash	—	—	—	—
Due from broker	279	238	—	—
Receivables:
Dividends	1,331	7,842	4,312	347
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	36,197,769	270,353,356	168,784,781	64,581,897

LIABILITIES:
Options contracts written, at value	455,662	16,470,542	32,659,934	16,447,585
Payables:
Investment advisory fees	25,246	175,733	91,851	24,618
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	480,908	16,646,275	32,751,785	16,472,203
NET ASSETS	$35,716,861	$253,707,081	$136,032,996	$48,109,694

NET ASSETS consist of:
Paid-in capital	$30,798,167	$213,119,272	$104,643,520	$45,980,741
Par value	17,000	102,500	37,000	14,750
Accumulated distributable earnings (loss)	4,901,694	40,485,309	31,352,476	2,114,203
NET ASSETS	$35,716,861	$253,707,081	$136,032,996	$48,109,694
NET ASSET VALUE, per share	$21.01	$24.75	$36.77	$32.62
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,700,002	10,250,002	3,700,002	1,475,002
Investments, at cost	$317,494	$1,838,145	$1,009,563	$370,861
Premiums paid on options contracts purchased	$34,011,647	$239,813,124	$142,061,972	$54,724,457
Premiums received on options contracts written	$980,625	$12,527,284	$14,535,511	$9,018,691
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)	FT Vest Nasdaq-100® Buffer ETF - December (QDEC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

$218,447	$967,613	$4,342,035	$3,683,991
30,777,939	92,076,409	468,958,580	457,942,076
—	—	1,210,653	—
—	1,799	560	3,290

256	3,767	18,083	15,577
—	—	143,572	—
—	—	2,463,261	—
30,996,642	93,049,588	477,136,744	461,644,934

6,041,262	1,956,474	26,006,610	75,361,682

17,277	60,181	309,555	258,462
—	—	2,591,822	—
—	—	1,210,703	—
6,058,539	2,016,655	30,118,690	75,620,144
$24,938,103	$91,032,933	$447,018,054	$386,024,790

$23,934,415	$86,910,291	$419,652,703	$334,565,226
7,750	39,500	181,500	110,250
995,938	4,083,142	27,183,851	51,349,314
$24,938,103	$91,032,933	$447,018,054	$386,024,790
$32.18	$23.05	$24.63	$35.01
775,002	3,950,002	18,150,002	11,025,002
$218,447	$967,613	$4,342,035	$3,683,991
$26,812,892	$90,035,000	$447,851,735	$419,222,520
$3,161,534	$1,962,100	$22,836,572	$47,274,884
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN) (a)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB) (b)	FT Vest International Equity Buffer ETF - March (YMAR)	FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
INVESTMENT INCOME:
Dividends	$1,011	$69	$10,917	$30,811
Total investment income	1,011	69	10,917	30,811

EXPENSES:
Investment advisory fees	65,371	2,536	291,764	900,951
Total expenses	65,371	2,536	291,764	900,951
NET INVESTMENT INCOME (LOSS)	(64,360)	(2,467)	(280,847)	(870,140)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	—	—	2,741,519
Written options contracts	—	—	—	(1,329,937)
In-kind redemptions - Purchased options contracts	1,007,485	—	2,620,640	1,462,056
In-kind redemptions - Written options contracts	(346,929)	—	1,456,698	220,580
Net realized gain (loss)	660,556	—	4,077,338	3,094,218
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	4,609,832	198,140	2,964,191	29,624,651
Written options contracts	(3,760,388)	(75,325)	(645,103)	(19,049,353)
Net change in unrealized appreciation (depreciation)	849,444	122,815	2,319,088	10,575,298
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,510,000	122,815	6,396,426	13,669,516
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,445,640	$120,348	$6,115,579	$12,799,376

(a)	Inception date is January 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)	FT Vest International Equity Buffer ETF - June (YJUN)	FT Vest Nasdaq- 100® Buffer ETF - June (QJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)

$36,849	$36,319	$84,908	$60,031	$515	$117
36,849	36,319	84,908	60,031	515	117

972,101	626,804	1,686,767	1,241,403	227,609	152,782
972,101	626,804	1,686,767	1,241,403	227,609	152,782
(935,252)	(590,485)	(1,601,859)	(1,181,372)	(227,094)	(152,665)

251,902	(75,959)	1,799,891	690,063	68,081	—
35,930	112,323	415,701	(319,069)	(118,316)	—
19,388,332	534,182	7,128,885	14,395,547	700,119	1,775,164
(6,569,177)	211,667	2,692,210	2,893,159	(32,773)	400,500
13,106,987	782,213	12,036,687	17,659,700	617,111	2,175,664

21,938,369	6,343,407	34,976,245	30,498,400	8,752,691	2,057,681
(25,600,336)	3,528,090	(3,379,511)	(28,682,760)	(5,247,511)	(2,004,000)
(3,661,967)	9,871,497	31,596,734	1,815,640	3,505,180	53,681
9,445,020	10,653,710	43,633,421	19,475,340	4,122,291	2,229,345
$8,509,768	$10,063,225	$42,031,562	$18,293,968	$3,895,197	$2,076,680
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended February 29, 2024 (Unaudited)

	FT Vest International Equity Buffer ETF - September (YSEP)	FT Vest Nasdaq-100® Buffer ETF - September (QSPT)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT) (c)
INVESTMENT INCOME:
Dividends	$8,405	$49,000	$30,184	$347
Total investment income	8,405	49,000	30,184	347

EXPENSES:
Investment advisory fees	138,565	894,399	536,717	94,987
Total expenses	138,565	894,399	536,717	94,987
NET INVESTMENT INCOME (LOSS)	(130,160)	(845,399)	(506,533)	(94,640)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	(1,839,955)	(7,053,594)	(8,239,207)	—
Written options contracts	(996)	885,403	(7,329,638)	—
In-kind redemptions - Purchased options contracts	3,634,535	23,889,491	20,274,280	181,414
In-kind redemptions - Written options contracts	960,680	4,811,212	1,504,609	(29,909)
Net realized gain (loss)	2,754,264	22,532,512	6,210,044	151,505
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(63,323)	12,069,158	13,931,230	9,486,232
Written options contracts	(461,080)	(6,537,560)	(10,069,206)	(7,428,894)
Net change in unrealized appreciation (depreciation)	(524,403)	5,531,598	3,862,024	2,057,338
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,229,861	28,064,110	10,072,068	2,208,843
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,099,701	$27,218,711	$9,565,535	$2,114,203

(c)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV) (d)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)	FT Vest Nasdaq-100® Buffer ETF - December (QDEC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

$256	$12,395	$49,708	$64,180
256	12,395	49,708	64,180

50,450	251,980	1,079,299	1,520,877
50,450	251,980	1,079,299	1,520,877
(50,194)	(239,585)	(1,029,591)	(1,456,697)

103,420	(1,033,040)	12,730,501	(5,033,805)
(142,607)	277,540	(19,791,694)	(45,865,387)
—	3,572,912	32,024,117	91,001,328
—	2,204,249	3,648,281	4,778,721
(39,187)	5,021,661	28,611,205	44,880,857

3,965,047	326,698	(7,227,103)	(19,640,854)
(2,879,728)	(2,329,695)	3,562,674	(3,934,534)
1,085,319	(2,002,997)	(3,664,429)	(23,575,388)
1,046,132	3,018,664	24,946,776	21,305,469
$995,938	$2,779,079	$23,917,185	$19,848,772
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)	FT Vest International Equity Buffer ETF - March (YMAR)
	Period Ended 2/29/2024 (a) (Unaudited)	Period Ended 2/29/2024 (b) (Unaudited)	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(64,360)	$(2,467)	$(280,847)	$(357,048)
Net realized gain (loss)	660,556	—	4,077,338	(1,916,208)
Net change in unrealized appreciation (depreciation)	849,444	122,815	2,319,088	5,406,607
Net increase (decrease) in net assets resulting from operations	1,445,640	120,348	6,115,579	3,133,351

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	96,193,848	22,575,419	27,114,783	75,264,238
Cost of shares redeemed	(13,331,457)	—	(36,357,613)	(56,588,373)
Net increase (decrease) in net assets resulting from shareholder transactions	82,862,391	22,575,419	(9,242,830)	18,675,865
Total increase (decrease) in net assets	84,308,031	22,695,767	(3,127,251)	21,809,216

NET ASSETS:
Beginning of period	—	—	59,539,700	37,730,484
End of period	$84,308,031	$22,695,767	$56,412,449	$59,539,700

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	2,850,002	2,100,002
Shares sold	3,100,002	750,002	1,350,000	3,700,000
Shares redeemed	(425,000)	—	(1,700,000)	(2,950,000)
Shares outstanding, end of period	2,675,002	750,002	2,500,002	2,850,002

(a)	Inception date is January 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)		FT Vest International Equity Buffer ETF - June (YJUN)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (c)	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(870,140)	$(905,537)	$(935,252)	$(922,975)	$(590,485)	$(604,718)
3,094,218	672,095	13,106,987	4,239,257	782,213	11,944,254
10,575,298	24,984,968	(3,661,967)	12,618,737	9,871,497	(2,190,247)
12,799,376	24,751,526	8,509,768	15,935,019	10,063,225	9,149,289

61,727,176	244,611,999	4,916,114	300,971,186	58,218,951	158,749,964
(47,113,238)	(130,285,396)	(104,668,321)	(48,015,191)	(17,796,362)	(83,430,647)
14,613,938	114,326,603	(99,752,207)	252,955,995	40,422,589	75,319,317
27,413,314	139,078,129	(91,242,439)	268,891,014	50,485,814	84,468,606

185,735,580	46,657,451	268,891,014	—	114,122,865	29,654,259
$213,148,894	$185,735,580	$177,648,575	$268,891,014	$164,608,679	$114,122,865

7,600,002	2,300,002	8,425,002	—	5,650,002	1,700,002
2,450,000	11,150,000	150,000	9,950,002	2,850,000	8,100,000
(1,850,000)	(5,850,000)	(3,225,000)	(1,525,000)	(850,000)	(4,150,000)
8,200,002	7,600,002	5,350,002	8,425,002	7,650,002	5,650,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Nasdaq-100® Buffer ETF - June (QJUN)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(1,601,859)	$(1,121,390)	$(1,181,372)	$(1,453,745)
Net realized gain (loss)	12,036,687	17,675,357	17,659,700	18,094,653
Net change in unrealized appreciation (depreciation)	31,596,734	4,521,275	1,815,640	3,239,580
Net increase (decrease) in net assets resulting from operations	42,031,562	21,075,242	18,293,968	19,880,488

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	71,993,264	392,039,009	11,691,709	410,957,170
Cost of shares redeemed	(133,913,913)	(142,246,301)	(150,769,284)	(193,084,376)
Net increase (decrease) in net assets resulting from shareholder transactions	(61,920,649)	249,792,708	(139,077,575)	217,872,794
Total increase (decrease) in net assets	(19,889,087)	270,867,950	(120,783,607)	237,753,282

NET ASSETS:
Beginning of period	362,916,426	92,048,476	348,400,339	110,647,057
End of period	$343,027,339	$362,916,426	$227,616,732	$348,400,339

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,050,002	4,900,002	10,325,002	3,650,002
Shares sold	3,150,000	17,950,000	350,000	12,600,000
Shares redeemed	(5,600,000)	(6,800,000)	(4,350,000)	(5,925,000)
Shares outstanding, end of period	13,600,002	16,050,002	6,325,002	10,325,002

(d)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)		FT Vest International Equity Buffer ETF - September (YSEP)
Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (d)	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (e)	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(227,094)	$(23,698)	$(152,665)	$(6,282)	$(130,160)	$(220,500)
617,111	(6,171)	2,175,664	—	2,754,264	1,304,092
3,505,180	267,283	53,681	325,348	(524,403)	3,933,164
3,895,197	237,414	2,076,680	319,066	2,099,701	5,016,756

19,203,571	38,345,887	20,348,561	35,080,911	33,373,128	29,330,078
(4,887,432)	(756,512)	(40,189,437)	—	(23,534,858)	(16,579,273)
14,316,139	37,589,375	(19,840,876)	35,080,911	9,838,270	12,750,805
18,211,336	37,826,789	(17,764,196)	35,399,977	11,937,971	17,767,561

37,826,789	—	35,399,977	—	23,778,890	6,011,329
$56,038,125	$37,826,789	$17,635,781	$35,399,977	$35,716,861	$23,778,890

1,225,002	—	1,175,002	—	1,200,002	350,002
625,000	1,250,002	675,000	1,175,002	1,700,000	1,750,000
(150,000)	(25,000)	(1,300,000)	—	(1,200,000)	(900,000)
1,700,002	1,225,002	550,002	1,175,002	1,700,002	1,200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Nasdaq-100® Buffer ETF - September (QSPT)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (f)
OPERATIONS:
Net investment income (loss)	$(845,399)	$(661,812)	$(506,533)	$(1,153,329)
Net realized gain (loss)	22,532,512	(1,178,614)	6,210,044	19,215,156
Net change in unrealized appreciation (depreciation)	5,531,598	22,112,292	3,862,024	3,722,487
Net increase (decrease) in net assets resulting from operations	27,218,711	20,271,866	9,565,535	21,784,314

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	234,202,402	116,133,280	158,515,847	208,590,188
Cost of shares redeemed	(117,562,794)	(50,886,198)	(128,267,856)	(134,155,032)
Net increase (decrease) in net assets resulting from shareholder transactions	116,639,608	65,247,082	30,247,991	74,435,156
Total increase (decrease) in net assets	143,858,319	85,518,948	39,813,526	96,219,470

NET ASSETS:
Beginning of period	109,848,762	24,329,814	96,219,470	—
End of period	$253,707,081	$109,848,762	$136,032,996	$96,219,470

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,000,002	1,350,002	2,800,002	—
Shares sold	10,500,000	6,350,000	4,600,000	6,875,002
Shares redeemed	(5,250,000)	(2,700,000)	(3,700,000)	(4,075,000)
Shares outstanding, end of period	10,250,002	5,000,002	3,700,002	2,800,002

(f)	Inception date is September 21, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Period Ended 2/29/2024 (g) (Unaudited)	Period Ended 2/29/2024 (h) (Unaudited)	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(94,640)	$(50,194)	$(239,585)	$(348,186)
151,505	(39,187)	5,021,661	(688,335)
2,057,338	1,085,319	(2,002,997)	5,589,666
2,114,203	995,938	2,779,079	4,553,145

46,795,881	25,542,071	78,426,233	68,547,162
(800,390)	(1,599,906)	(54,363,966)	(20,085,865)
45,995,491	23,942,165	24,062,267	48,461,297
48,109,694	24,938,103	26,841,346	53,014,442

—	—	64,191,587	11,177,145
$48,109,694	$24,938,103	$91,032,933	$64,191,587

—	—	2,950,002	600,002
1,500,002	825,002	3,500,000	3,350,000
(25,000)	(50,000)	(2,500,000)	(1,000,000)
1,475,002	775,002	3,950,002	2,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Nasdaq-100® Buffer ETF - December (QDEC)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(1,029,591)	$(919,039)	$(1,456,697)	$(2,293,326)
Net realized gain (loss)	28,611,205	(9,785,725)	44,880,857	9,834,995
Net change in unrealized appreciation (depreciation)	(3,664,429)	32,640,311	(23,575,388)	36,031,585
Net increase (decrease) in net assets resulting from operations	23,917,185	21,935,547	19,848,772	43,573,254

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	384,662,207	116,741,471	403,656,513	461,674,530
Cost of shares redeemed	(105,082,522)	(66,784,994)	(393,112,520)	(227,470,819)
Net increase (decrease) in net assets resulting from shareholder transactions	279,579,685	49,956,477	10,543,993	234,203,711
Total increase (decrease) in net assets	303,496,870	71,892,024	30,392,765	277,776,965

NET ASSETS:
Beginning of period	143,521,184	71,629,160	355,632,025	77,855,060
End of period	$447,018,054	$143,521,184	$386,024,790	$355,632,025

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,300,002	3,600,002	10,725,002	2,700,002
Shares sold	16,300,000	5,950,000	11,900,000	15,425,000
Shares redeemed	(4,450,000)	(3,250,000)	(11,600,000)	(7,400,000)
Shares outstanding, end of period	18,150,002	6,300,002	11,025,002	10,725,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout the period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.87
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.68
Total from investment operations	0.65
Net asset value, end of period	$31.52
Total return (c)	2.11%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$84,308
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is January 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$29.97
Income from investment operations:
Net investment income (loss) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	0.29
Total from investment operations	0.29
Net asset value, end of period	$30.26
Total return (d)	0.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,696
Ratio of total expenses to average net assets	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Buffer ETF - March (YMAR)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$20.89	$17.97	$21.14	$20.02
Income from investment operations:
Net investment income (loss)	(0.09) (b)	(0.17) (b)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	1.76	3.09	(3.09)	1.16
Total from investment operations	1.67	2.92	(3.17)	1.12
Net asset value, end of period	$22.56	$20.89	$17.97	$21.14
Total return (c)	7.99%	16.25%	(15.00)%	5.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$56,412	$59,540	$37,730	$12,687
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$24.44	$20.29	$22.22	$20.04
Income from investment operations:
Net investment income (loss)	(0.11) (b)	(0.19) (b)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	1.66	4.34	(1.86)	2.24
Total from investment operations	1.55	4.15	(1.93)	2.18
Net asset value, end of period	$25.99	$24.44	$20.29	$22.22
Total return (c)	6.34%	20.45%	(8.69)%	10.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$213,149	$185,736	$46,657	$18,885
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$31.92	$29.64
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	1.42	2.40
Total from investment operations	1.29	2.28
Net asset value, end of period	$33.21	$31.92
Total return (c)	4.04%	7.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$177,649	$268,891
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Buffer ETF - June (YJUN)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$20.20	$17.44	$20.44	$19.95
Income from investment operations:
Net investment income (loss)	(0.09) (b)	(0.17) (b)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	1.41	2.93	(2.93)	0.51
Total from investment operations	1.32	2.76	(3.00)	0.49
Net asset value, end of period	$21.52	$20.20	$17.44	$20.44
Total return (c)	6.53%	15.83%	(14.68)%	2.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$164,609	$114,123	$29,654	$13,285
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$22.61	$18.79	$20.96	$19.87
Income from investment operations:
Net investment income (loss)	(0.10) (b)	(0.17) (b)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	2.71	3.99	(2.12)	1.12
Total from investment operations	2.61	3.82	(2.17)	1.09
Net asset value, end of period	$25.22	$22.61	$18.79	$20.96
Total return (c)	11.54%	20.33%	(10.35)%	5.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$343,027	$362,916	$92,048	$33,533
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$33.74	$30.31	$30.11	$29.72
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.26) (b)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	2.39	3.69	0.23	0.42
Total from investment operations	2.25	3.43	0.20	0.39
Net asset value, end of period	$35.99	$33.74	$30.31	$30.11
Total return (c)	6.67%	11.32%	0.66%	1.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$227,617	$348,400	$110,647	$6,023
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is July 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$30.88	$30.75
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.03)
Net realized and unrealized gain (loss)	2.21	0.16
Total from investment operations	2.08	0.13
Net asset value, end of period	$32.96	$30.88
Total return (c)	6.74%	0.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$56,038	$37,827
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$30.13	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.01)
Net realized and unrealized gain (loss)	2.06	0.46
Total from investment operations	1.93	0.45
Net asset value, end of period	$32.06	$30.13
Total return (c)	6.41%	1.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,636	$35,400
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Buffer ETF - September (YSEP)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Period Ended 8/31/2022 (a)

Net asset value, beginning of period	$19.82	$17.18	$19.96
Income from investment operations:
Net investment income (loss)	(0.08) (b)	(0.16) (b)	(0.16)
Net realized and unrealized gain (loss)	1.27	2.80	(2.62)
Total from investment operations	1.19	2.64	(2.78)
Net asset value, end of period	$21.01	$19.82	$17.18
Total return (c)	6.00%	15.37%	(13.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,717	$23,779	$6,011
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.87)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Period Ended 8/31/2022 (a)

Net asset value, beginning of period	$21.97	$18.02	$20.19
Income from investment operations:
Net investment income (loss)	(0.10) (b)	(0.17) (b)	(0.16)
Net realized and unrealized gain (loss)	2.88	4.12	(2.01)
Total from investment operations	2.78	3.95	(2.17)
Net asset value, end of period	$24.75	$21.97	$18.02
Total return (c)	12.65%	21.92%	(10.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$253,707	$109,849	$24,330
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.87)%	(0.89)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$34.36	$30.19
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.26)
Net realized and unrealized gain (loss)	2.55	4.43
Total from investment operations	2.41	4.17
Net asset value, end of period	$36.77	$34.36
Total return (c)	7.01%	13.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$136,033	$96,219
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is September 21, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.10)
Net realized and unrealized gain (loss)	2.39
Total from investment operations	2.29
Net asset value, end of period	$32.62
Total return (c)	7.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,110
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.65
Income from investment operations:
Net investment income (loss) (b)	(0.07)
Net realized and unrealized gain (loss)	1.60
Total from investment operations	1.53
Net asset value, end of period	$32.18
Total return (c)	4.99%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,938
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - December (YDEC)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$21.76	$18.63	$21.85	$20.06
Income from investment operations:
Net investment income (loss)	(0.09) (b)	(0.18) (b)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	1.38	3.31	(3.04)	1.88
Total from investment operations	1.29	3.13	(3.22)	1.79
Net asset value, end of period	$23.05	$21.76	$18.63	$21.85
Total return (c)	5.93%	16.80%	(14.74)%	8.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$91,033	$64,192	$11,177	$12,016
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.86)% (d)	(0.87)%	(0.90)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$22.78	$19.90	$22.56	$19.84
Income from investment operations:
Net investment income (loss)	(0.10) (b)	(0.17) (b)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	1.95	3.05	(2.46)	2.85
Total from investment operations	1.85	2.88	(2.66)	2.72
Net asset value, end of period	$24.63	$22.78	$19.90	$22.56
Total return (c)	8.12%	14.47%	(11.79)%	13.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$447,018	$143,521	$71,629	$78,952
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.86)% (d)	(0.86)%	(0.90)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Period Ended 8/31/2022 (a)

Net asset value, beginning of period	$33.16	$28.84	$30.35
Income from investment operations:
Net investment income (loss)	(0.14) (b)	(0.25) (b)	(0.10)
Net realized and unrealized gain (loss)	1.99	4.57	(1.41)
Total from investment operations	1.85	4.32	(1.51)
Net asset value, end of period	$35.01	$33.16	$28.84
Total return (c)	5.58%	14.98%	(4.98)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$386,025	$355,632	$77,855
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the eighteen funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January – (ticker “XJAN”)(1)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February – (ticker “XFEB”)(2)
FT Vest International Equity Buffer ETF - March – (ticker “YMAR”) (now known as FT Vest International Equity Moderate Buffer ETF - March)
FT Vest Nasdaq-100® Buffer ETF - March – (ticker “QMAR”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March – (ticker “XMAR”)
FT Vest International Equity Buffer ETF - June – (ticker “YJUN”)
FT Vest Nasdaq-100® Buffer ETF - June – (ticker “QJUN”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June – (ticker “XJUN”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July – (ticker “XJUL”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August – (ticker “XAUG”)
FT Vest International Equity Buffer ETF - September – (ticker “YSEP”)
FT Vest Nasdaq-100® Buffer ETF - September – (ticker “QSPT”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September – (ticker “XSEP”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October – (ticker “XOCT”)(3)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November – (ticker “XNOV”)(4)
FT Vest International Equity Moderate Buffer ETF - December – (ticker “YDEC”)
FT Vest Nasdaq-100® Buffer ETF - December – (ticker “QDEC”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December – (ticker “XDEC”)

(1)	Commenced investment operations on January 19, 2024.
(2)	Commenced investment operations on February 16, 2024.
(3)	Commenced investment operations on October 20, 2023.
(4)	Commenced investment operations on November 17, 2023.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund.
The investment objective of XJAN is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap of 10.44% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from January 22, 2024 through January 17, 2025.
The investment objective of XFEB is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.02% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 20, 2024 through February 21, 2025.
The investment objective of YMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the “Underlying MSCI ETF”), up to a predetermined upside cap of 24.78% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from March 20, 2023 through March 15, 2024. Please refer to Note 9 for information regarding changes to the investment objective and name for YMAR.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The investment objective of QMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying Invesco ETF”), up to a predetermined upside cap of 22.15% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from March 20, 2023 through March 15, 2024.
The investment objective of XMAR is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 13.01% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from March 20, 2023 through March 15, 2024.
The investment objective of YJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 18.94% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from June 20, 2023 through June 21, 2024. Please refer to Note 9 for information regarding changes to the investment objective and name for YJUN.
The investment objective of QJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 20.53% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 20, 2023 through June 21, 2024.
The investment objective of XJUN is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.60% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 20, 2023 through June 21, 2024.
The investment objective of XJUL is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.22% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 24, 2023 through July 19, 2024.
The investment objective of XAUG is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.32% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from August 21, 2023 through August 16, 2024.
The investment objective of YSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 20.61% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 18, 2023 through September 20, 2024. Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 25.00% and an Outcome Period of September 19, 2022 through September 15, 2023.
The investment objective of QSPT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 21.00% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 18, 2023 through September 20, 2024. Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 27.27% and an Outcome Period of September 19, 2022 through September 15, 2023.
The investment objective of XSEP is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.80% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from September 18, 2023 through September 20, 2024. Prior to September 18, 2023, the Fund’s investment objective included an upside cap of 14.90% and an Outcome Period of September 22, 2022 through September 15, 2023.
The investment objective of XOCT is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.80% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from October 23, 2023 through October 18, 2024.
The investment objective of XNOV is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.30% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from November 20, 2023 through November 15, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The investment objective of YDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 18.40% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from December 18, 2023 through December 20, 2024. Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 22.87% and an Outcome Period of December 19, 2022 through December 15, 2023.
The investment objective of QDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 18.98% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from December 18, 2023 through December 20, 2024. Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 27.03% and an Outcome Period of December 19, 2022 through December 15, 2023.
The investment objective of XDEC is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.76% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from December 18, 2023 through December 20, 2024. Prior to December 18, 2023, the Fund’s investment objective included an upside cap of 15.31% and an Outcome Period of December 19, 2022 through December 15, 2023.
Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance that match those of a specified reference ETF, either the SPDR® S&P 500® ETF Trust, the Invesco QQQ TrustSM, Series 1, or the iShares MSCI EAFE ETF (the “Underlying ETF”).
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 29, 2024, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 29, 2024 are FLEX Options.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2022 or 2023.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest International Equity Buffer ETF - March	31-Mar-23	$(50,002)	$(3,732,033)	$1,610,323
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-23	(95,225)	(6,157,378)	2,646,897
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-23	—	—	1,647,629
FT Vest International Equity Buffer ETF - June	30-Jun-23	(314,914)	(4,725,425)	(1,344,714)
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-23	(403,878)	(14,137,138)	1,990,812
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-23	(636,566)	(15,440,201)	1,891,089
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-23	—	—	68,756
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-23	—	—	325,348
FT Vest International Equity Buffer ETF - September	30-Sep-22	(51,046)	(2,270,671)	(392,925)
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-22	(172,443)	(7,397,785)	(1,627,993)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-22	—	—	(228,367)
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-22	—	(2,555,618)	30,120
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-22	—	(23,321,603)	(1,176,263)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-22	—	(9,920,350)	1,052,234

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, and 2023 remain open to federal and state audit for YMAR, QMAR, YJUN, QJUN, XJUN, YSEP, QSPT, YDEC, QDEC, and XDEC. For XMAR, XJUL, XAUG and, XSEP, the taxable year ended 2023 remains open for federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest International Equity Buffer ETF - March	31-Mar-23	$3,732,033
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-23	6,157,378
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-23	—
FT Vest International Equity Buffer ETF - June	30-Jun-23	4,725,425
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-23	14,137,138
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-23	15,440,201
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-23	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-23	—
FT Vest International Equity Buffer ETF - September	30-Sep-22	2,270,671
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-22	7,397,785
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-22	—
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-22	2,555,618
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-22	23,321,603
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-22	9,920,350

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest International Equity Buffer ETF - March	31-Mar-23	$50,002	$—
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-23	95,225	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-23	—	—
FT Vest International Equity Buffer ETF - June	30-Jun-23	314,914	—
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-23	403,878	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-23	636,566	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-23	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-23	—	—
FT Vest International Equity Buffer ETF - September	30-Sep-22	51,046	—
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-22	172,443	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-22	—	—
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-22	—	—
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-22	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-22	—	—

As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$83,514,715	$5,930,948	$(5,081,504)	$849,444
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	22,575,419	281,209	(158,394)	122,815
FT Vest International Equity Buffer ETF - March	52,875,276	6,701,327	(3,127,087)	3,574,240
FT Vest Nasdaq-100® Buffer ETF - March	182,762,361	72,845,212	(42,314,348)	30,530,864
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	168,807,961	69,825,661	(60,868,891)	8,956,770
FT Vest International Equity Buffer ETF - June	157,239,213	13,609,402	(6,128,061)	7,481,341
FT Vest Nasdaq-100® Buffer ETF - June	304,190,467	64,979,620	(25,911,426)	39,068,194
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	220,548,932	53,557,610	(46,336,301)	7,221,309
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	52,303,796	11,694,451	(7,921,988)	3,772,463
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	17,268,633	3,717,807	(3,338,778)	379,029
FT Vest International Equity Buffer ETF - September	33,348,516	3,812,137	(1,420,156)	2,391,981
FT Vest Nasdaq-100® Buffer ETF - September	229,123,985	45,881,624	(21,130,875)	24,750,749
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	128,536,024	32,616,743	(25,032,232)	7,584,511
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	46,076,627	11,192,573	(9,135,235)	2,057,338
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	23,869,805	4,824,235	(3,738,916)	1,085,319
FT Vest International Equity Moderate Buffer ETF - December	89,040,513	4,253,349	(2,206,314)	2,047,035

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Nasdaq-100® Buffer ETF - December	$429,357,198	$36,737,996	$(18,801,189)	$17,936,807
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	375,631,627	69,813,885	(59,181,127)	10,632,758
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, with the exception of XJAN, XFEB, XMAR, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV and XDEC, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
For XJAN, XFEB, XMAR, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV and XDEC, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of the expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended February 29, 2024, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the period ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$—	$13,198,256
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	—	—
FT Vest International Equity Buffer ETF - March	—	36,188,072
FT Vest Nasdaq-100® Buffer ETF - March	—	6,235,425
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	—	99,351,395
FT Vest International Equity Buffer ETF - June	—	6,237,795
FT Vest Nasdaq-100® Buffer ETF - June	—	87,994,320
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	—	145,363,575
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	—	4,039,876
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	—	39,858,123
FT Vest International Equity Buffer ETF - September	—	23,412,048
FT Vest Nasdaq-100® Buffer ETF - September	2,176,320	104,959,847
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	—	122,795,500
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	—	793,418
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	—	—
FT Vest International Equity Moderate Buffer ETF - December	—	51,954,206
FT Vest Nasdaq-100® Buffer ETF - December	—	97,925,991
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	—	370,760,070

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 29, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
XJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$97,388,909	Options contracts written, at value	$13,906,526
XFEB
Options contracts	Equity Risk	Options contracts purchased, at value	25,405,081	Options contracts written, at value	2,949,216
YMAR
Options contracts	Equity Risk	Options contracts purchased, at value	56,222,623	Options contracts written, at value	840
QMAR
Options contracts	Equity Risk	Options contracts purchased, at value	251,544,213	Options contracts written, at value	38,797,547
XMAR
Options contracts	Equity Risk	Options contracts purchased, at value	252,189,584	Options contracts written, at value	75,090,888
YJUN
Options contracts	Equity Risk	Options contracts purchased, at value	164,001,730	Options contracts written, at value	462,293
QJUN
Options contracts	Equity Risk	Options contracts purchased, at value	356,718,783	Options contracts written, at value	15,283,610
XJUN
Options contracts	Equity Risk	Options contracts purchased, at value	276,467,556	Options contracts written, at value	49,969,977
XJUL
Options contracts	Equity Risk	Options contracts purchased, at value	65,858,972	Options contracts written, at value	10,128,740
XAUG
Options contracts	Equity Risk	Options contracts purchased, at value	21,919,894	Options contracts written, at value	4,389,830
YSEP
Options contracts	Equity Risk	Options contracts purchased, at value	35,878,665	Options contracts written, at value	455,662
QSPT
Options contracts	Equity Risk	Options contracts purchased, at value	268,507,131	Options contracts written, at value	16,470,542
XSEP
Options contracts	Equity Risk	Options contracts purchased, at value	167,770,906	Options contracts written, at value	32,659,934
XOCT
Options contracts	Equity Risk	Options contracts purchased, at value	64,210,689	Options contracts written, at value	16,447,585

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
XNOV
Options contracts	Equity Risk	Options contracts purchased, at value	$30,777,939	Options contracts written, at value	$6,041,262
YDEC
Options contracts	Equity Risk	Options contracts purchased, at value	92,076,409	Options contracts written, at value	1,956,474
QDEC
Options contracts	Equity Risk	Options contracts purchased, at value	468,958,580	Options contracts written, at value	26,006,610
XDEC
Options contracts	Equity Risk	Options contracts purchased, at value	457,942,076	Options contracts written, at value	75,361,682
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended February 29, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	XJAN	XFEB	YMAR	QMAR	XMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,007,485	$—	$2,620,640	$4,203,575	$19,640,234
Written options contracts	(346,929)	—	1,456,698	(1,109,357)	(6,533,247)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	4,609,832	198,140	2,964,191	29,624,651	21,938,369
Written options contracts	(3,760,388)	(75,325)	(645,103)	(19,049,353)	(25,600,336)

Statements of Operations Location	YJUN	QJUN	XJUN	XJUL	XAUG
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$458,223	$8,928,776	$15,085,610	$768,200	$1,775,164
Written options contracts	323,990	3,107,911	2,574,090	(151,089)	400,500
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	6,343,407	34,976,245	30,498,400	8,752,691	2,057,681
Written options contracts	3,528,090	(3,379,511)	(28,682,760)	(5,247,511)	(2,004,000)

Statements of Operations Location	YSEP	QSPT	XSEP	XOCT	XNOV
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,794,580	$16,835,897	$12,035,073	$181,414	$103,420
Written options contracts	959,684	5,696,615	(5,825,029)	(29,909)	(142,607)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(63,323)	12,069,158	13,931,230	9,486,232	3,965,047
Written options contracts	(461,080)	(6,537,560)	(10,069,206)	(7,428,894)	(2,879,728)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)

Statements of Operations Location	YDEC	QDEC	XDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$2,539,872	$44,754,618	$85,967,523
Written options contracts	2,481,789	(16,143,413)	(41,086,666)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	326,698	(7,227,103)	(19,640,854)
Written options contracts	(2,329,695)	3,562,674	(3,934,534)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended February 29, 2024, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
XJAN	$107,205,143	$14,426,066	$12,034,505	$1,888,367
XFEB	25,206,941	—	2,873,891	—
YMAR	27,249,720	33,650,977	296,936	1,540,209
QMAR	66,693,270	46,809,193	6,472,039	4,219,054
XMAR	6,510,621	110,453,815	1,618,060	19,409,282
YJUN	56,800,577	15,293,057	1,195,600	506,299
QJUN	70,666,871	124,448,019	2,726,295	6,882,074
XJUN	13,351,020	154,125,832	906,754	21,164,421
XJUL	20,492,416	4,773,044	1,469,635	532,583
XAUG	23,015,998	43,460,139	2,878,923	5,777,679
YSEP	57,591,809	45,350,550	987,311	995,114
QSPT	361,955,747	218,858,862	15,669,674	9,462,150
XSEP	288,964,488	251,116,259	36,053,962	33,469,424
XOCT	55,531,016	806,559	9,183,338	164,647
XNOV	28,652,730	1,839,838	3,376,042	214,508
YDEC	113,016,755	85,303,612	1,975,951	2,584,128
QDEC	590,182,746	274,190,914	38,004,062	25,688,280
XDEC	826,591,104	778,729,163	117,800,664	122,086,436
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024 for YMAR, QMAR, YJUN, QJUN, XJUN, YSEP, QSPT, XSEP, YDEC, QDEC and XDEC, March 10, 2025 for XMAR, July 21, 2025 for XJUL, August 18, 2025 for XAUG, and October 12, 2025 for XJAN, XFEB, XOCT and XNOV.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 18, 2024, the investment objective of the FT Vest International Equity Buffer ETF - March changed to include an upside cap of 15.81% and an Outcome Period of March 18, 2024 through March 21, 2025. Also as of March 18, 2024, the Fund’s investment objective changed to seek a buffer (before fees and expenses) against the first 15% of Underlying ETF losses; prior to that date, the Fund sought to provide a 10% buffer, and its name was changed to FT Vest International Equity Moderate Buffer ETF - March.
As of March 18, 2024, the investment objective of the FT Vest Nasdaq-100® Buffer ETF - March changed to include an upside cap of 20.90% and an Outcome Period of March 18, 2024 through March 21, 2025.
As of March 18, 2024, the investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March changed to include an upside cap of 11.56% and an Outcome Period of March 18, 2024 through March 21, 2025.
On April 2, 2024, the FT Vest International Equity Buffer ETF - June announced that effective after the close of business on June 21, 2024 (the last day of YJUN’s current Outcome Period), YJUN’s investment objective will change to seek a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the Outcome Period; and YJUN’s name will change to FT Vest International Equity Moderate Buffer ETF - June.

Additional Information
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc., or SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of the Investment Management and Sub-Advisory Agreements for
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on June 5, 2023. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 5, 2023 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Vest Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

FT Vest Fund of Buffer ETFs (BUFR)
FT Vest Fund of Deep Buffer ETFs (BUFD)
FT Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)

First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Vest Financial LLC (“Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub- Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VIII
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the “Funds”), which contains detailed information about the Funds for the six-month period ended February 29, 2024.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Vest Fund of Buffer ETFs (BUFR)
The investment objective of the FT Vest Fund of Buffer ETFs (the “Fund”) is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Buffer ETFs (“Underlying ETFs”). Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of SPY losses, over a defined one-year period. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “BUFR.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (8/10/20) to 2/29/24	Inception (8/10/20) to 2/29/24
Fund Performance
NAV	8.68%	20.58%	9.34%	37.36%
Market Price	8.76%	20.67%	9.37%	37.46%
Index Performance
S&P 500® Index	13.93%	30.45%	14.23%	60.42%
(See Notes to Fund Performance Overview on page 6.)

Performance of a $10,000 Initial Investment
August 10, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$16,042
$13,736
8/10/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest Fund of Buffer ETFs
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Fund of Deep Buffer ETFs (BUFD)
The investment objective of the FT Vest Fund of Deep Buffer ETFs (the “Fund”) is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Deep Buffer ETFs (“Underlying ETFs”). Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined upside cap, while providing a deep buffer (before fees and expenses) against losses between -5% and -30% of SPY, over a defined one-year period. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “BUFD.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (1/20/21) to 2/29/24	Inception (1/20/21) to 2/29/24
Fund Performance
NAV	7.22%	16.83%	4.96%	16.24%
Market Price	7.07%	16.94%	4.96%	16.24%
Index Performance
S&P 500® Index	13.93%	30.45%	11.16%	38.92%
(See Notes to Fund Performance Overview on page 6.)

Performance of a $10,000 Initial Investment
January 20, 2021 - February 29, 2024

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,892
$11,624
1/20/21
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest Fund of Deep Buffer ETFs
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
The investment objective of the FT Vest Fund of Nasdaq-100® Buffer ETFs (the “Fund”) is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest Nasdaq-100® Buffer ETFs (“Underlying ETFs”). Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (“QQQ”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of QQQ losses, over a defined one-year period. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “BUFQ.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (6/15/22) to 2/29/24	Inception (6/15/22) to 2/29/24
Fund Performance
NAV	9.60%	29.55%	20.07%	36.64%
Market Price	9.55%	29.78%	20.09%	36.69%
Index Performance
Nasdaq-100 Index®	16.89%	51.11%	30.72%	57.97%
(See Notes to Fund Performance Overview on page 6.)

Performance of a $10,000 Initial Investment
June 15, 2022 - February 29, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
$15,797
$13,664
6/15/22
8/31/22
2/28/23
8/31/23
2/29/24
FT Vest Fund of Nasdaq-100® Buffer ETFs
Nasdaq-100 Index®

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to FT Vest Fund of Buffer ETFs (“BUFR”), FT Vest Fund of Deep Buffer ETFs (“BUFD”) and FT Vest Fund of Nasdaq-100® Buffer ETFs (“BUFQ”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing administrative services necessary for the management of the Funds.
Sub-Advisor
Vest Financial LLC (“Vest” or the “Sub-Advisor”) serves as the sub-advisor to the Funds. In this capacity, Vest is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio. Vest, with principal offices at 8350 Broad St., Suite 240, McLean, VA 22102, was founded in 2012. Vest had approximately $24.4 billion under management or committed to management as of February 29, 2024.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Karan Sood, Managing Director of Vest
Howard Rubin, Managing Director of Vest

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of FT Vest Fund of Buffer ETFs, FT Vest Fund of Deep Buffer ETFs or FT Vest Fund of Nasdaq-100® Buffer ETFs (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a) (b)
FT Vest Fund of Buffer ETFs (BUFR)
Actual	$1,000.00	$1,086.80	0.20%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
FT Vest Fund of Deep Buffer ETFs (BUFD)
Actual	$1,000.00	$1,072.20	0.20%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
FT Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
Actual	$1,000.00	$1,096.00	0.20%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01

(a)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

FT Vest Fund of Buffer ETFs (BUFR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
6,939,400	FT Vest U.S. Equity Buffer ETF - January (b)	$287,082,978
6,464,660	FT Vest U.S. Equity Buffer ETF - February (b)	287,160,197
7,429,836	FT Vest U.S. Equity Buffer ETF - March (b)	285,751,493
7,941,799	FT Vest U.S. Equity Buffer ETF - April (b)	287,016,616
6,698,564	FT Vest U.S. Equity Buffer ETF - May (b)	286,631,554
6,223,241	FT Vest U.S. Equity Buffer ETF - June (b)	287,264,804
6,589,107	FT Vest U.S. Equity Buffer ETF - July (b)	287,350,956
6,790,981	FT Vest U.S. Equity Buffer ETF - August (b)	287,088,722
6,862,731	FT Vest U.S. Equity Buffer ETF - September (b)	287,402,253
7,149,274	FT Vest U.S. Equity Buffer ETF - October (b)	287,021,188
6,513,895	FT Vest U.S. Equity Buffer ETF - November (b)	287,391,745
7,084,254	FT Vest U.S. Equity Buffer ETF - December (b)	287,904,082
	Total Exchange-Traded Funds	3,445,066,588
	(Cost $3,094,078,266)
MONEY MARKET FUNDS — 0.0%
1,029,050	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (c)	1,029,050
	(Cost $1,029,050)

	Total Investments — 100.0%	3,446,095,638
	(Cost $3,095,107,316)
	Net Other Assets and Liabilities — (0.0)%	(511,936)
	Net Assets — 100.0%	$3,445,583,702

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Exchange-Traded Funds	100.0%
Money Market Funds	0.0(1)
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 3,445,066,588	$ 3,445,066,588	$ —	$ —
Money Market Funds	1,029,050	1,029,050	—	—
Total Investments	$3,446,095,638	$3,446,095,638	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Fund of Deep Buffer ETFs (BUFD)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,875,139	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$66,586,186
1,734,100	FT Vest U.S. Equity Deep Buffer ETF - February (b)	66,710,827
1,940,847	FT Vest U.S. Equity Deep Buffer ETF - March (b)	66,580,756
2,010,864	FT Vest U.S. Equity Deep Buffer ETF - April (b)	66,609,870
1,800,401	FT Vest U.S. Equity Deep Buffer ETF - May (b)	66,632,841
1,704,280	FT Vest U.S. Equity Deep Buffer ETF - June (b)	67,367,973
1,751,481	FT Vest U.S. Equity Deep Buffer ETF - July (b)	66,678,882
1,821,889	FT Vest U.S. Equity Deep Buffer ETF - August (b)	66,662,918
1,783,954	FT Vest U.S. Equity Deep Buffer ETF - September (b)	67,255,066
1,787,316	FT Vest U.S. Equity Deep Buffer ETF - October (b)	66,697,807
1,670,406	FT Vest U.S. Equity Deep Buffer ETF - November (b)	66,664,233
1,805,295	FT Vest U.S. Equity Deep Buffer ETF - December (b)	66,736,521
	Total Exchange-Traded Funds	801,183,880
	(Cost $728,034,535)
MONEY MARKET FUNDS — 0.0%
204,459	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (c)	204,459
	(Cost $204,459)

	Total Investments — 100.0%	801,388,339
	(Cost $728,238,994)
	Net Other Assets and Liabilities — (0.0)%	(124,409)
	Net Assets — 100.0%	$801,263,930

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Exchange-Traded Funds	100.0%
Money Market Funds	0.0(1)
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 801,183,880	$ 801,183,880	$ —	$ —
Money Market Funds	204,459	204,459	—	—
Total Investments	$801,388,339	$801,388,339	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
4,366,289	FT Vest Nasdaq-100® Buffer ETF - March (b)	$113,480,725
4,625,138	FT Vest Nasdaq-100® Buffer ETF - June (b)	116,599,729
4,709,054	FT Vest Nasdaq-100® Buffer ETF - September (b)	116,407,815
4,721,092	FT Vest Nasdaq-100® Buffer ETF - December (b)	116,374,918
	Total Exchange-Traded Funds	462,863,187
	(Cost $428,182,200)
MONEY MARKET FUNDS — 0.0%
85,723	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (c)	85,723
	(Cost $85,723)

	Total Investments — 100.0%	462,948,910
	(Cost $428,267,923)
	Net Other Assets and Liabilities — (0.0)%	(67,315)
	Net Assets — 100.0%	$462,881,595

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Exchange-Traded Funds	100.0%
Money Market Funds	0.0(1)
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds	$ 462,863,187	$ 462,863,187	$ —	$ —
Money Market Funds	85,723	85,723	—	—
Total Investments	$462,948,910	$462,948,910	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	FT Vest Fund of Buffer ETFs (BUFR)	FT Vest Fund of Deep Buffer ETFs (BUFD)	FT Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
ASSETS:
Investments, at value - Affiliated	$3,445,066,588	$801,183,880	$462,863,187
Investments, at value - Unaffiliated	1,029,050	204,459	85,723
Total investments, at value	3,446,095,638	801,388,339	462,948,910
Receivables:
Capital shares sold	28,891,975	2,328,452	1,393,361
Investment securities sold	1,376,897	—	—
Dividends	1,007	216	104
Total Assets	3,476,365,517	803,717,007	464,342,375

LIABILITIES:
Payables:
Investment securities purchased	28,886,973	2,328,192	1,393,290
Capital shares redeemed	1,377,132	—	—
Investment advisory fees	517,710	124,885	67,490
Total Liabilities	30,781,815	2,453,077	1,460,780
NET ASSETS	$3,445,583,702	$801,263,930	$462,881,595

NET ASSETS consist of:
Paid-in capital	$3,079,623,994	$724,249,513	$422,499,671
Par value	1,251,000	343,500	165,500
Accumulated distributable earnings (loss)	364,708,708	76,670,917	40,216,424
NET ASSETS	$3,445,583,702	$801,263,930	$462,881,595
NET ASSET VALUE, per share	$27.54	$23.33	$27.97
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	125,100,002	34,350,002	16,550,002
Investments, at cost - Affiliated	$3,094,078,266	$728,034,535	$428,182,200
Investments, at cost - Unaffiliated	$1,029,050	$204,459	$85,723
Total investments, at cost	$3,095,107,316	$728,238,994	$428,267,923
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

	FT Vest Fund of Buffer ETFs (BUFR)	FT Vest Fund of Deep Buffer ETFs (BUFD)	FT Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
INVESTMENT INCOME:
Dividends - Unaffiliated	$6,459	$1,935	$2,520
Total investment income	6,459	1,935	2,520

EXPENSES:
Investment advisory fees	2,535,085	708,261	299,321
Total expenses	2,535,085	708,261	299,321
NET INVESTMENT INCOME (LOSS)	(2,528,626)	(706,326)	(296,801)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	77,646	29,481	(8,662)
In-kind redemptions - Affiliated	18,462,466	5,300,039	5,922,954
Net realized gain (loss)	18,540,112	5,329,520	5,914,292
Net change in unrealized appreciation (depreciation) on affiliated investments	239,150,146	49,008,457	26,487,507
NET REALIZED AND UNREALIZED GAIN (LOSS)	257,690,258	54,337,977	32,401,799
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$255,161,632	$53,631,651	$32,104,998
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest Fund of Buffer ETFs (BUFR)		FT Vest Fund of Deep Buffer ETFs (BUFD)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(2,528,626)	$(1,999,418)	$(706,326)	$(1,056,312)
Net realized gain (loss)	18,540,112	3,388,639	5,329,520	2,570,981
Net change in unrealized appreciation (depreciation)	239,150,146	143,597,890	49,008,457	48,164,752
Net increase (decrease) in net assets resulting from operations	255,161,632	144,987,111	53,631,651	49,679,421

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,449,039,333	1,112,934,160	193,134,121	224,691,913
Cost of shares redeemed	(118,376,215)	(126,726,116)	(58,993,203)	(202,012,465)
Net increase (decrease) in net assets resulting from shareholder transactions	1,330,663,118	986,208,044	134,140,918	22,679,448
Total increase (decrease) in net assets	1,585,824,750	1,131,195,155	187,772,569	72,358,869

NET ASSETS:
Beginning of period	1,859,758,952	728,563,797	613,491,361	541,132,492
End of period	$3,445,583,702	$1,859,758,952	$801,263,930	$613,491,361

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	73,400,002	32,800,002	28,200,002	27,350,002
Shares sold	56,150,000	46,200,000	8,800,000	10,900,000
Shares redeemed	(4,450,000)	(5,600,000)	(2,650,000)	(10,050,000)
Shares outstanding, end of period	125,100,002	73,400,002	34,350,002	28,200,002
See Notes to Financial Statements

FT Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$(296,801)	$(88,451)
5,914,292	1,440,224
26,487,507	8,437,813
32,104,998	9,789,586

307,935,265	146,001,731
(34,117,134)	(9,562,463)
273,818,131	136,439,268
305,923,129	146,228,854

156,958,466	10,729,612
$462,881,595	$156,958,466

6,150,002	500,002
11,650,000	6,050,000
(1,250,000)	(400,000)
16,550,002	6,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest Fund of Buffer ETFs (BUFR)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$25.34	$22.21	$23.30	$20.41	$20.05
Income from investment operations:
Net investment income (loss)	(0.03) (b)	(0.05) (b)	(0.03)	(0.02)	0.00
Net realized and unrealized gain (loss)	2.23	3.18	(1.06)	2.91	0.36
Total from investment operations	2.20	3.13	(1.09)	2.89	0.36
Net asset value, end of period	$27.54	$25.34	$22.21	$23.30	$20.41
Total return (c)	8.68%	14.09%	(4.68)%	14.16%	1.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,445,584	$1,859,759	$728,564	$301,762	$6,124
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets	(0.20)% (e)	(0.20)%	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	1%	1%	2%	1%	0%

(a)	Inception date is August 10, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Fund of Deep Buffer ETFs (BUFD)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$21.76	$19.79	$20.92	$20.07
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.04) (b)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.59	2.01	(1.10)	0.86
Total from investment operations	1.57	1.97	(1.13)	0.85
Net asset value, end of period	$23.33	$21.76	$19.79	$20.92
Total return (c)	7.22%	9.95%	(5.40)%	4.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$801,264	$613,491	$541,132	$161,109
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets	(0.20)% (e)	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	1%	2%	2%	6%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Period Ended 8/31/2022 (a)

Net asset value, beginning of period	$25.52	$21.46	$20.47
Income from investment operations:
Net investment income (loss)	(0.03) (b)	(0.05) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	2.48	4.11	0.99 (d)
Total from investment operations	2.45	4.06	0.99
Net asset value, end of period	$27.97	$25.52	$21.46
Total return (e)	9.60%	18.92%	4.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$462,882	$156,958	$10,730
Ratio of total expenses to average net assets (f)	0.20% (g)	0.20%	0.20% (g)
Ratio of net investment income (loss) to average net assets	(0.20)% (g)	(0.20)%	(0.20)% (g)
Portfolio turnover rate (h)	1%	1%	0%

(a)	Inception date is June 15, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Fund of Buffer ETFs – (ticker “BUFR”)
FT Vest Fund of Deep Buffer ETFs – (ticker “BUFD”)
FT Vest Fund of Nasdaq-100® Buffer ETFs – (ticker “BUFQ”)
Both BUFR and BUFD are diversified series of the Trust. BUFQ is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund.
The investment objective of BUFR is to seek to provide investors with capital appreciation. BUFR seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Buffer ETFs (“FT ETFs”). Under normal market conditions, BUFR will invest substantially all of its assets in the FT ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of SPY losses, over a defined one-year period. Unlike the FT ETFs, BUFR itself does not pursue a target outcome strategy. The buffer is only provided by the FT ETFs and BUFR itself does not provide any stated buffer against losses. In order to understand BUFR’s strategy and risks, it is important to understand the strategies and risks of the FT ETFs.
The investment objective of BUFD is to seek to provide investors with capital appreciation. BUFD seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Deep Buffer ETFs (“FT DB ETFs”). Under normal market conditions, BUFD will invest substantially all of its assets in the FT DB ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the SPY, up to a predetermined upside cap, while providing a deep buffer (before fees and expenses) against losses between -5% and -30% of SPY, over a defined one-year period. Unlike the FT DB ETFs, BUFD itself does not pursue a target outcome strategy. The buffer is only provided by the FT DB ETFs and BUFD itself does not provide any stated buffer against losses. In order to understand BUFD’s strategy and risks, it is important to understand the strategies and risks of the FT DB ETFs.
The investment objective of BUFQ is to seek to provide investors with capital appreciation. BUFQ seeks to achieve its investment objective by providing investors with large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest Nasdaq-100® Buffer ETFs (“Nasdaq ETFs”). Under normal market conditions, the BUFQ will invest substantially all of its assets in the Nasdaq ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the Invesco QQQ TrustSM, Series 1 (“QQQ”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of QQQ losses, over a defined one-year period. Unlike the Nasdaq ETFs, BUFQ itself does not pursue a target outcome strategy. The buffer is only provided by the Nasdaq ETFs and the BUFQ itself does not provide any stated buffer against losses. In order to understand the BUFQ’s strategy and risks, it is important to understand the strategies and risks of the Nasdaq ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 29, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Affiliated Transactions
Each of the Funds invests in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFR at February 29, 2024, and for the six months then ended are as follows:

Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	6,939,400	$154,768,256	$120,954,382	$(11,897,843)	$21,465,442	$1,792,741	$287,082,978	$—
FT Vest U.S. Equity Buffer ETF - February	6,464,660	154,749,312	120,981,600	(12,817,302)	22,624,449	1,622,138	287,160,197	—
FT Vest U.S. Equity Buffer ETF - March	7,429,836	154,487,544	127,175,546	(11,133,347)	13,585,020	1,636,730	285,751,493	—
FT Vest U.S. Equity Buffer ETF - April	7,941,799	154,813,794	122,151,729	(10,585,662)	19,275,275	1,361,480	287,016,616	—
FT Vest U.S. Equity Buffer ETF - May	6,698,564	154,948,568	121,868,223	(10,386,547)	18,803,010	1,398,300	286,631,554	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest U.S. Equity Buffer ETF - June	6,223,241	$154,792,118	$121,067,662	$(12,896,461)	$22,403,750	$1,897,735	$287,264,804	$—
FT Vest U.S. Equity Buffer ETF - July	6,589,107	154,811,223	121,332,884	(13,017,924)	22,495,539	1,729,234	287,350,956	—
FT Vest U.S. Equity Buffer ETF - August	6,790,981	154,748,455	120,876,450	(11,170,098)	21,419,727	1,214,188	287,088,722	—
FT Vest U.S. Equity Buffer ETF - September	6,862,731	155,727,967	120,899,110	(10,886,241)	20,116,879	1,544,538	287,402,253	—
FT Vest U.S. Equity Buffer ETF - October	7,149,274	155,503,341	127,594,999	(9,912,096)	12,495,844	1,339,100	287,021,188	—
FT Vest U.S. Equity Buffer ETF - November	6,513,895	155,012,867	121,554,696	(9,968,739)	19,395,676	1,397,245	287,391,745	—
FT Vest U.S. Equity Buffer ETF - December	7,084,254	154,963,692	121,219,615	(14,955,443)	25,069,535	1,606,683	287,904,082	—
		$1,859,327,137	$1,467,676,896	$(139,627,703)	$239,150,146	$18,540,112	$3,445,066,588	$—
Amounts relating to investments in affiliated funds in BUFD at February 29, 2024, and for the six months then ended are as follows:

Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	1,875,139	$51,100,934	$16,489,901	$(5,399,015)	$4,025,375	$368,991	$66,586,186	$—
FT Vest U.S. Equity Deep Buffer ETF - February	1,734,100	51,168,188	16,202,704	(5,255,391)	4,218,948	376,378	66,710,827	—
FT Vest U.S. Equity Deep Buffer ETF - March	1,940,847	50,917,842	17,553,948	(5,039,398)	2,766,734	381,630	66,580,756	—
FT Vest U.S. Equity Deep Buffer ETF - April	2,010,864	51,067,233	16,432,877	(5,055,634)	3,891,789	273,605	66,609,870	—
FT Vest U.S. Equity Deep Buffer ETF - May	1,800,401	50,985,116	16,366,743	(4,945,223)	3,817,331	408,874	66,632,841	—
FT Vest U.S. Equity Deep Buffer ETF - June	1,704,280	51,109,687	16,492,540	(5,562,999)	4,784,915	543,830	67,367,973	—
FT Vest U.S. Equity Deep Buffer ETF - July	1,751,481	51,086,841	16,683,543	(6,541,101)	4,926,360	523,239	66,678,882	—
FT Vest U.S. Equity Deep Buffer ETF - August	1,821,889	51,019,257	16,207,319	(5,454,172)	4,562,239	328,275	66,662,918	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - September	1,783,954	$51,354,377	$16,152,204	$(5,150,121)	$4,327,964	$570,642	$67,255,066	$—
FT Vest U.S. Equity Deep Buffer ETF - October	1,787,316	51,150,795	17,218,585	(4,937,933)	2,739,483	526,877	66,697,807	—
FT Vest U.S. Equity Deep Buffer ETF - November	1,670,406	51,317,246	16,067,158	(5,817,949)	4,580,095	517,683	66,664,233	—
FT Vest U.S. Equity Deep Buffer ETF - December	1,805,295	51,067,285	16,336,110	(5,543,594)	4,367,224	509,496	66,736,521	—
		$613,344,801	$198,203,632	$(64,702,530)	$49,008,457	$5,329,520	$801,183,880	$—
Amounts relating to investments in affiliated funds in BUFQ at February 29, 2024, and for the six months then ended are as follows:

Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest Nasdaq-100® Buffer ETF - March	4,366,289	$39,040,669	$77,747,609	$(8,497,619)	$3,848,416	$1,341,650	$113,480,725	$—
FT Vest Nasdaq-100® Buffer ETF - June	4,625,138	39,186,602	77,319,580	(9,989,623)	8,509,237	1,573,933	116,599,729	—
FT Vest Nasdaq-100® Buffer ETF - September	4,709,054	39,645,727	77,282,311	(10,581,353)	8,271,061	1,790,069	116,407,815	—
FT Vest Nasdaq-100® Buffer ETF - December	4,721,092	39,100,627	78,826,139	(8,619,281)	5,858,793	1,208,640	116,374,918	—
		$156,973,625	$311,175,639	$(37,687,876)	$26,487,507	$5,914,292	$462,863,187	$—
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended August 31, 2023.
As of August 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Fund of Buffer ETFs	$(1,513,127)	$—	$111,060,203
FT Vest Fund of Deep Buffer ETFs	(699,992)	—	23,739,258
FT Vest Fund of Nasdaq-100® Buffer ETFs	(79,575)	—	8,191,001

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For BUFR, the taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For BUFD, the taxable years ended 2021, 2022, and 2023 remain open to federal and state audit. For BUFQ, the taxable years ended 2022 and 2023 remain open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2023, the Funds had no capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At August 31, 2023, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
FT Vest Fund of Buffer ETFs	$1,513,127	$—
FT Vest Fund of Deep Buffer ETFs	699,992	—
FT Vest Fund of Nasdaq-100® Buffer ETFs	79,575	—

As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Fund of Buffer ETFs	$3,095,107,316	$350,988,322	$—	$350,988,322
FT Vest Fund of Deep Buffer ETFs	728,238,994	73,149,345	—	73,149,345
FT Vest Fund of Nasdaq-100® Buffer ETFs	428,267,923	34,680,987	—	34,680,987
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, each Fund incurs pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
operating expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Fund of Buffer ETFs	$18,618,415	$21,246,291
FT Vest Fund of Deep Buffer ETFs	5,066,222	5,707,460
FT Vest Fund of Nasdaq-100® Buffer ETFs	3,320,936	3,573,699

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Fund of Buffer ETFs	$1,449,058,481	$118,381,412
FT Vest Fund of Deep Buffer ETFs	193,137,410	58,995,070
FT Vest Fund of Nasdaq-100® Buffer ETFs	307,854,703	34,114,177
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Vest Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Period Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
FT Vest Laddered Moderate Buffer ETF (BUFZ)

First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Vest Financial LLC (“Vest” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub- Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VIII
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the “Funds”), which contains detailed information about the Funds for the six-month period ended February 29, 2024. Please note that some of the Funds were incepted after September 1, 2023, the start of the reporting period, so information in this letter and the report prior to those inception dates will not apply to all Funds.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 12.95% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from January 22, 2024 through January 17, 2025 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GJAN.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (1/20/23) to 2/29/24	Inception (1/20/23) to 2/29/24
Fund Performance
NAV	7.70%	17.62%	16.14%	18.01%
Market Price	7.40%	16.86%	15.85%	17.68%
Index Performance
S&P 500® Index	13.93%	30.45%	27.23%	30.63%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
January 20, 2023 - February 29, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,063
$11,801
1/20/23
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - January
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to January 22, 2024, the Fund’s investment objective included an upside cap of 15.75% and an Outcome Period of January 23, 2023 through January 19, 2024.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 13.96% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from February 20, 2024 through February 21, 2025 (the “Outcome Period”).* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GFEB.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (2/17/23) to 2/29/24	Inception (2/17/23) to 2/29/24
Fund Performance
NAV	7.05%	17.21%	14.97%	15.45%
Market Price	7.45%	17.19%	15.06%	15.55%
Index Performance
S&P 500® Index	13.93%	30.45%	26.05%	27.02%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
February 17, 2023 - February 29, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
$12,702
$11,545
2/17/23
2/28/23
8/31/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - February
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

*	Prior to February 20, 2024, the Fund’s investment objective included an upside cap of 15.20% and an Outcome Period of February 21, 2023 through February 16, 2024.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
The investment objective of the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying ETF”), up to a predetermined upside cap of 19.28% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from February 20, 2024 through February 21, 2025 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “SFEB.”

Performance
Cumulative Total Returns
Inception (2/16/24) to 2/29/24
Fund Performance
NAV	0.56%
Market Price	0.76%
Index Performance
Russell 2000® Index	1.14%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
February 16, 2024 - February 29, 2024

$10,500
$10,000
$9,500
$10,114
$10,056
2/16/24
2/29/24
FT Vest U.S. Small Cap Moderate Buffer ETF - February
Russell 2000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.31% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from March 20, 2023 through March 15, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GMAR.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (3/17/23) to 2/29/24
Fund Performance
NAV	5.06%	14.24%
Market Price	5.42%	14.27%
Index Performance
S&P 500® Index	13.93%	32.08%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
March 17, 2023 - February 29, 2024
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,208
$11,424
3/17/23
8/31/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - March
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.67% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from April 24, 2023 through April 19, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GAPR.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (4/21/23) to 2/29/24
Fund Performance
NAV	6.52%	12.87%
Market Price	6.89%	12.84%
Index Performance
S&P 500® Index	13.93%	25.00%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
April 21, 2023 - February 29, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
$12,500
$11,287
4/21/23
8/31/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - April
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.60% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from May 22, 2023 through May 17, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GMAY.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (5/19/23) to 2/29/24
Fund Performance
NAV	6.80%	12.08%
Market Price	7.07%	12.04%
Index Performance
S&P 500® Index	13.93%	23.07%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
May 19, 2023 - February 29, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$12,307
$11,208
5/19/23
8/31/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - May
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
The investment objective of the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying ETF”), up to a predetermined upside cap of 17.76% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from May 22, 2023 through May 17, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “SMAY.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (5/19/23) to 2/29/24
Fund Performance
NAV	6.03%	11.21%
Market Price	6.33%	11.25%
Index Performance
Russell 2000® Index	8.97%	17.24%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
May 19, 2023 - February 29, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,724
$11,121
5/19/23
8/31/23
2/29/24
FT Vest U.S. Small Cap Moderate Buffer ETF - May
Russell 2000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.65% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from June 20, 2023 through June 21, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GJUN.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (6/16/23) to 2/29/24
Fund Performance
NAV	7.99%	10.34%
Market Price	8.31%	10.31%
Index Performance
S&P 500® Index	13.93%	16.83%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
June 16, 2023 - February 29, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,683
$11,034
6/16/23
8/31/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - June
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.30% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from July 24, 2023 through July 19, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GJUL.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (7/21/23) to 2/29/24
Fund Performance
NAV	8.27%	8.59%
Market Price	8.35%	8.46%
Index Performance
S&P 500® Index	13.93%	13.44%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
July 21, 2023 - February 29, 2024

$11,500
$11,000
$10,500
$10,000
$9,500
$11,344
$10,859
7/21/23
8/31/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - July
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.26% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from August 21, 2023 through August 16, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GAUG.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (8/18/23) to 2/29/24
Fund Performance
NAV	7.81%	9.74%
Market Price	7.63%	9.74%
Index Performance
S&P 500® Index	13.93%	17.60%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
August 18, 2023 - February 29, 2024
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,760
$10,974
8/18/23
8/31/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - August
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
The investment objective of the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying ETF”), up to a predetermined upside cap of 19.07% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from August 21, 2023 through August 16, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “SAUG.”

Performance
		Cumulative Total Returns
	6 Months Ended 2/29/24	Inception (8/18/23) to 2/29/24
Fund Performance
NAV	5.77%	7.47%
Market Price	5.77%	7.47%
Index Performance
Russell 2000® Index	8.97%	11.40%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
August 18, 2023 - February 29, 2024

$11,500
$11,000
$10,500
$10,000
$9,500
8/18/23
8/31/23
2/29/24
$11,140
$10,747
FT Vest U.S. Small Cap Moderate Buffer ETF - August
Russell 2000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
The investment objective of the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) is to seek to provide investors with a consistent level of income that, when annualized, is approximately 8.19% (before fees and expenses) while providing a buffer against the first 10% of SPDR® S&P 500® ETF Trust (the “Underlying ETF”) losses, over the period from September 18, 2023 through September 20, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF and short-term (one year or less) U.S. Treasury securities. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options and U.S. Treasury securities that are designed to provide a new level of income for the new Outcome Period. This means that the income level may change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XISE.”

Performance
Cumulative Total Returns
Inception (9/15/23) to 2/29/24
Fund Performance
NAV	4.36%
Market Price	4.27%
Index Performance
S&P 500® Index	15.32%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
September 15, 2023 - February 29, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,532
$10,436
9/15/23
2/29/24

S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.76% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from September 18, 2023 through September 20, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GSEP.”

Performance
Cumulative Total Returns
Inception (9/15/23) to 2/29/24
Fund Performance
NAV	8.29%
Market Price	8.23%
Index Performance
S&P 500® Index	15.32%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
September 15, 2023 - February 29, 2024
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,532
$10,829
9/15/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - September
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 15.50% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from October 23, 2023 through October 18, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GOCT.”

Performance
Cumulative Total Returns
Inception (10/20/23) to 2/29/24
Fund Performance
NAV	9.33%
Market Price	9.36%
Index Performance
S&P 500® Index	21.35%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
October 20, 2023 - February 29, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
10/20/23
2/29/24
$12,135
$10,933
FT Vest U.S. Equity Moderate Buffer ETF - October
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.27% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from November 20, 2023 through November 15, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GNOV.”

Performance
Cumulative Total Returns
Inception (11/17/23) to 2/29/24
Fund Performance
NAV	6.53%
Market Price	6.30%
Index Performance
S&P 500® Index	13.39%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
November 17, 2023 - February 29, 2024

$11,500
$11,000
$10,500
$10,000
$9,500
$11,339
$10,653
11/17/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - November
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
The investment objective of the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying ETF”), up to a predetermined upside cap of 17.92% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from November 20, 2023 through November 15, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “SNOV.”

Performance
Cumulative Total Returns
Inception (11/17/23) to 2/29/24
Fund Performance
NAV	7.06%
Market Price	7.11%
Index Performance
Russell 2000® Index	14.76%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
November 17, 2023 - February 29, 2024

$11,500
$11,000
$10,500
$10,000
$9,500
$11,476
$10,706
11/17/23
2/29/24
FT Vest U.S. Small Cap Moderate Buffer ETF - November
Russell 2000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
The investment objective of the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.56% (before fees and expenses) while providing a buffer against the first 10% of SPDR® S&P 500® ETF Trust (the “Underlying ETF”) losses, over the period from December 18, 2023 through December 20, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF and short-term (one year or less) U.S. Treasury securities. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options and U.S. Treasury securities that are designed to provide a new level of income for the new Outcome Period. This means that the income level may change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “XIDE.”

Performance
Cumulative Total Returns
Inception (12/15/23) to 2/29/24
Fund Performance
NAV	2.06%
Market Price	2.06%
Index Performance
S&P 500® Index	8.31%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
December 15, 2023 - February 29, 2024

$11,000
$10,500
$10,000
$9,500
$10,831
$10,206
12/15/23
2/29/24
FT Vest U.S. Equity Buffer & Premium Income ETF - December
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
The investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 13.31% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from December 18, 2023 through December 20, 2024 (the “Outcome Period”). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “GDEC.”

Performance
Cumulative Total Returns
Inception (12/15/23) to 2/29/24
Fund Performance
NAV	4.13%
Market Price	3.86%
Index Performance
S&P 500® Index	8.31%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
December 15, 2023 - February 29, 2024

$11,000
$10,500
$10,000
$9,500
$10,831
$10,413
12/15/23
2/29/24
FT Vest U.S. Equity Moderate Buffer ETF - December
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
FT Vest Laddered Moderate Buffer ETF (BUFZ)
The investment objective of the FT Vest Laddered Moderate Buffer ETF (the “Fund”) is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of FT Vest U.S. Equity Moderate Buffer ETFs (the “Underlying ETFs”). Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees and expenses) that match the price return of SPDR® S&P 500® Trust (“SPY”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 15% of SPY losses, over a defined one-year period. The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). PDR Services, LLC (“PDR”) serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol “BUFZ.”

Performance
Cumulative Total Returns
Inception (10/25/23) to 2/29/24
Fund Performance
NAV	10.85%
Market Price	11.06%
Index Performance
S&P 500® Index	22.43%
(See Notes to Fund Performance Overview on page 22.)

Performance of a $10,000 Initial Investment
October 25, 2023 - February 29, 2024

$13,000
$12,000
$11,000
$10,000
$9,000
$12,243
$11,085
10/25/23
2/29/24
FT Vest Laddered Moderate Buffer ETF
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the FT Vest U.S. Equity Moderate Buffer ETF - January (“GJAN”), FT Vest U.S. Equity Moderate Buffer ETF - February (“GFEB”), FT Vest U.S. Small Cap Moderate Buffer ETF - February (“SFEB”), FT Vest U.S. Equity Moderate Buffer ETF - March (“GMAR”), FT Vest U.S. Equity Moderate Buffer ETF - April (“GAPR”), FT Vest U.S. Equity Moderate Buffer ETF - May (“GMAY”), FT Vest U.S. Small Cap Moderate Buffer ETF - May (“SMAY”), FT Vest U.S. Equity Moderate Buffer ETF - June (“GJUN”), FT Vest U.S. Equity Moderate Buffer ETF - July (“GJUL”), FT Vest U.S. Equity Moderate Buffer ETF - August (“GAUG”), the FT Vest U.S. Small Cap Moderate Buffer ETF - August (“SAUG”), FT Vest U.S. Equity Buffer & Premium Income ETF - September (“XISE”), FT Vest U.S. Equity Moderate Buffer ETF - September (“GSEP”), FT Vest U.S. Equity Moderate Buffer ETF - October (“GOCT”), FT Vest U.S. Equity Moderate Buffer ETF - November (“GNOV”), FT Vest U.S. Small Cap Moderate Buffer ETF - November (“SNOV”), FT Vest U.S. Equity Buffer & Premium Income ETF - December (“XIDE”), FT Vest U.S. Equity Moderate Buffer ETF - December (“GDEC”), and FT Vest Laddered Moderate Buffer ETF (“BUFZ”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Vest Financial LLC (“Vest” or the “Sub-Advisor”) serves as the sub-advisor to the Funds. In this capacity, Vest is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio. Vest, with principal offices at 8350 Broad St., Suite 240, McLean, VA 22102, was founded in 2012. Vest had approximately $24.4 billion under management or committed to management as of February 29, 2024.
Portfolio Management Team
The following persons serve as the portfolio managers of the Funds:
Karan Sood, Managing Director of Vest
Howard Rubin, Managing Director of Vest

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of FT Vest U.S. Equity Moderate Buffer ETF - January, FT Vest U.S. Equity Moderate Buffer ETF - February, FT Vest U.S. Small Cap Moderate Buffer ETF - February, FT Vest U.S. Equity Moderate Buffer ETF - March, FT Vest U.S. Equity Moderate Buffer ETF - April, FT Vest U.S. Equity Moderate Buffer ETF - May, FT Vest U.S. Small Cap Moderate Buffer ETF - May, FT Vest U.S. Equity Moderate Buffer ETF - June, FT Vest U.S. Equity Moderate Buffer ETF - July, FT Vest U.S. Equity Moderate Buffer ETF - August, FT Vest U.S. Small Cap Moderate Buffer ETF - August, FT Vest U.S. Equity Buffer & Premium Income ETF - September, FT Vest U.S. Equity Moderate Buffer ETF - September, FT Vest U.S. Equity Moderate Buffer ETF - October, FT Vest U.S. Equity Moderate Buffer ETF - November, FT Vest U.S. Small Cap Moderate Buffer ETF - November, FT Vest U.S. Equity Buffer & Premium Income ETF - December, FT Vest U.S. Equity Moderate Buffer ETF - December or FT Vest Laddered Moderate Buffer ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this six-month (or shorter) period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Actual	$1,000.00	$1,077.00	0.85%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Actual	$1,000.00	$1,070.50	0.85%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Actual	$1,000.00	$1,050.60	0.85%	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Actual	$1,000.00	$1,065.20	0.85%	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Actual	$1,000.00	$1,068.00	0.85%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses (Continued)
February 29, 2024 (Unaudited)
	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Actual	$1,000.00	$1,060.30	0.90%	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Actual	$1,000.00	$1,079.90	0.85%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Actual	$1,000.00	$1,082.70	0.85%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Actual	$1,000.00	$1,078.10	0.85%	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Actual	$1,000.00	$1,057.70	0.90%	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52

	Beginning Account Value February 16, 2024 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period February 16, 2024 (b) to February 29, 2024 (c)
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Actual	$1,000.00	$1,005.60	0.90%	$0.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52

	Beginning Account Value September 15, 2023 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period September 15, 2023 (b) to February 29, 2024 (d)
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Actual	$1,000.00	$1,043.60	0.85%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Actual	$1,000.00	$1,082.90	0.85%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

	Beginning Account Value October 20, 2023 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period October 20, 2023 (b) to February 29, 2024 (e)
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Actual	$1,000.00	$1,093.30	0.85%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses (Continued)
February 29, 2024 (Unaudited)
	Beginning Account Value November 17, 2023 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period November 17, 2023 (b) to February 29, 2024 (f)
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Actual	$1,000.00	$1,065.30	0.85%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Actual	$1,000.00	$1,070.60	0.90%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.90%	$4.52

	Beginning Account Value December 15, 2023 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period December 15, 2023 (b) to February 29, 2024 (g)
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Actual	$1,000.00	$1,020.60	0.85%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Actual	$1,000.00	$1,041.30	0.85%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

	Beginning Account Value October 25, 2023 (b)	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Period October 25, 2023 (b) to February 29, 2024 (h)
FT Vest Laddered Moderate Buffer ETF (BUFZ) (i)
Actual	$1,000.00	$1,108.50	0.20%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	Inception date.
(c)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(February 16, 2024 through February 29, 2024), multiplied by 14/366. Hypothetical expenses are assumed for the most recent six-month period.

(d)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 15, 2023 through February 29, 2024), multiplied by 168/366. Hypothetical expenses are assumed for the most recent six-month period.

(e)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(October 20, 2023 through February 29, 2024), multiplied by 133/366. Hypothetical expenses are assumed for the most recent six-month period.

(f)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(November 17, 2023 through February 29, 2024), multiplied by 105/366. Hypothetical expenses are assumed for the most recent six-month period.

(g)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(December 15, 2023 through February 29, 2024), multiplied by 77/366. Hypothetical expenses are assumed for the most recent six-month period.

(h)
Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(October 25, 2023 through February 29, 2024), multiplied by 128/366. Hypothetical expenses are assumed for the most recent six-month period.

(i)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,948,970	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$2,948,970
	(Cost $2,948,970)
	Total Investments — 1.1%	2,948,970
	(Cost $2,948,970)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 100.7%
5,610	SPDR® S&P 500® ETF Trust	$285,032,880	$4.84	01/17/25	279,899,801
	(Cost $267,174,024)
	Put Options Purchased — 2.8%
5,610	SPDR® S&P 500® ETF Trust	285,032,880	482.45	01/17/25	7,679,626
	(Cost $11,952,230)
	Total Purchased Options				287,579,427
	(Cost $279,126,254)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (3.5)%
(5,610)	SPDR® S&P 500® ETF Trust	(285,032,880)	544.92	01/17/25	(9,657,023)
	(Premiums received $4,516,920)
	Put Options Written — (1.0)%
(5,610)	SPDR® S&P 500® ETF Trust	(285,032,880)	410.09	01/17/25	(2,857,629)
	(Premiums received $5,152,750)
	Total Written Options				(12,514,652)
	(Premiums received $9,669,670)
	Net Other Assets and Liabilities — (0.1)%				(163,829)
	Net Assets — 100.0%				$277,849,916

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.1%
Purchased Options	103.5
Written Options	(4.5)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,948,970	$2,948,970	$—	$—
Purchased Options	287,579,427	—	287,579,427	—
Total	$290,528,397	$2,948,970	$287,579,427	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,514,652)	$—	$(12,514,652)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,281,126	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$3,281,126
	(Cost $3,281,126)
	Total Investments — 1.0%	3,281,126
	(Cost $3,281,126)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 98.7%
6,248	SPDR® S&P 500® ETF Trust	$317,448,384	$5.02	02/21/25	310,681,800
	(Cost $307,263,566)
	Put Options Purchased — 3.8%
6,248	SPDR® S&P 500® ETF Trust	317,448,384	499.53	02/21/25	11,983,664
	(Cost $13,111,189)
	Total Purchased Options				322,665,464
	(Cost $320,374,755)
WRITTEN OPTIONS — (3.5)%
	Call Options Written — (2.1)%
(6,248)	SPDR® S&P 500® ETF Trust	(317,448,384)	569.26	02/21/25	(6,797,824)
	(Premiums received $5,867,638)
	Put Options Written — (1.4)%
(6,248)	SPDR® S&P 500® ETF Trust	(317,448,384)	424.60	02/21/25	(4,348,608)
	(Premiums received $4,837,453)
	Total Written Options				(11,146,432)
	(Premiums received $10,705,091)
	Net Other Assets and Liabilities — 0.0%				33,175
	Net Assets — 100.0%				$314,833,333

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.0%
Purchased Options	102.5
Written Options	(3.5)
Net Other Assets and Liabilities	0.0(1)
Total	100.0%

(1)	Amount is less than 0.1%.
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,281,126	$3,281,126	$—	$—
Purchased Options	322,665,464	—	322,665,464	—
Total	$325,946,590	$3,281,126	$322,665,464	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,146,432)	$—	$(11,146,432)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
189,704	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$189,704
	(Cost $189,704)
	Total Investments — 1.1%	189,704
	(Cost $189,704)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 98.2%
833	iShares Russell 2000 ETF	$16,970,709	$2.02	02/21/25	16,572,731
	(Cost $16,291,485)
	Put Options Purchased — 6.0%
833	iShares Russell 2000 ETF	16,970,709	201.66	02/21/25	1,016,820
	(Cost $1,135,982)
	Total Purchased Options				17,589,551
	(Cost $17,427,467)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (3.0)%
(833)	iShares Russell 2000 ETF	(16,970,709)	240.54	02/21/25	(510,785)
	(Premiums received $443,138)
	Put Options Written — (2.3)%
(833)	iShares Russell 2000 ETF	(16,970,709)	171.41	02/21/25	(379,893)
	(Premiums received $429,614)
	Total Written Options				(890,678)
	(Premiums received $872,752)
	Net Other Assets and Liabilities — (0.0)%				(2,228)
	Net Assets — 100.0%				$16,886,349

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.1%
Purchased Options	104.2
Written Options	(5.3)
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$189,704	$189,704	$—	$—
Purchased Options	17,589,551	—	17,589,551	—
Total	$17,779,255	$189,704	$17,589,551	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(890,678)	$—	$(890,678)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
236,150	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$236,150
	(Cost $236,150)
	Total Investments — 0.3%	236,150
	(Cost $236,150)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.9%
	Call Options Purchased — 112.9%
1,634	SPDR® S&P 500® ETF Trust	$83,020,272	$3.92	03/15/24	82,158,885
	(Cost $66,950,979)
	Put Options Purchased — 0.0%
1,634	SPDR® S&P 500® ETF Trust	83,020,272	390.01	03/15/24	9,007
	(Cost $3,653,827)
	Total Purchased Options				82,167,892
	(Cost $70,604,806)
WRITTEN OPTIONS — (13.1)%
	Call Options Written — (13.1)%
(1,634)	SPDR® S&P 500® ETF Trust	(83,020,272)	449.68	03/15/24	(9,550,504)
	(Premiums received $2,334,460)
	Put Options Written — (0.0)%
(1,634)	SPDR® S&P 500® ETF Trust	(83,020,272)	331.51	03/15/24	(4,260)
	(Premiums received $1,150,626)
	Total Written Options				(9,554,764)
	(Premiums received $3,485,086)
	Net Other Assets and Liabilities — (0.1)%				(46,900)
	Net Assets — 100.0%				$72,802,378

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.3%
Purchased Options	112.9
Written Options	(13.1)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$236,150	$236,150	$—	$—
Purchased Options	82,167,892	—	82,167,892	—
Total	$82,404,042	$236,150	$82,167,892	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,554,764)	$—	$(9,554,764)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
394,562	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$394,562
	(Cost $394,562)
	Total Investments — 0.4%	394,562
	(Cost $394,562)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.2%
	Call Options Purchased — 108.1%
2,088	SPDR® S&P 500® ETF Trust	$106,087,104	$4.14	04/19/24	105,031,674
	(Cost $85,823,866)
	Put Options Purchased — 0.1%
2,088	SPDR® S&P 500® ETF Trust	106,087,104	412.22	04/19/24	67,054
	(Cost $5,820,672)
	Total Purchased Options				105,098,728
	(Cost $91,644,538)
WRITTEN OPTIONS — (8.5)%
	Call Options Written — (8.5)%
(2,088)	SPDR® S&P 500® ETF Trust	(106,087,104)	472.69	04/19/24	(8,243,762)
	(Premiums received $1,336,208)
	Put Options Written — (0.0)%
(2,088)	SPDR® S&P 500® ETF Trust	(106,087,104)	350.39	04/19/24	(22,983)
	(Premiums received $1,748,748)
	Total Written Options				(8,266,745)
	(Premiums received $3,084,956)
	Net Other Assets and Liabilities — (0.1)%				(82,614)
	Net Assets — 100.0%				$97,143,931

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.4%
Purchased Options	108.2
Written Options	(8.5)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$394,562	$394,562	$—	$—
Purchased Options	105,098,728	—	105,098,728	—
Total	$105,493,290	$394,562	$105,098,728	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,266,745)	$—	$(8,266,745)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
489,047	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$489,047
	(Cost $489,047)
	Total Investments — 0.5%	489,047
	(Cost $489,047)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 107.3%
2,304	SPDR® S&P 500® ETF Trust	$117,061,632	$4.21	05/17/24	115,959,106
	(Cost $96,837,377)
	Put Options Purchased — 0.1%
2,304	SPDR® S&P 500® ETF Trust	117,061,632	418.64	05/17/24	157,687
	(Cost $4,994,050)
	Total Purchased Options				116,116,793
	(Cost $101,831,427)
WRITTEN OPTIONS — (7.8)%
	Call Options Written — (7.8)%
(2,304)	SPDR® S&P 500® ETF Trust	(117,061,632)	479.74	05/17/24	(8,381,891)
	(Premiums received $2,128,244)
	Put Options Written — (0.0)%
(2,304)	SPDR® S&P 500® ETF Trust	(117,061,632)	355.83	05/17/24	(52,012)
	(Premiums received $1,894,228)
	Total Written Options				(8,433,903)
	(Premiums received $4,022,472)
	Net Other Assets and Liabilities — (0.1)%				(69,573)
	Net Assets — 100.0%				$108,102,364

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.5%
Purchased Options	107.4
Written Options	(7.8)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$489,047	$489,047	$—	$—
Purchased Options	116,116,793	—	116,116,793	—
Total	$116,605,840	$489,047	$116,116,793	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,433,903)	$—	$(8,433,903)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
117,229	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$117,229
	(Cost $117,229)
	Total Investments — 0.5%	117,229
	(Cost $117,229)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 102.7%
1,254	iShares Russell 2000 ETF	$25,547,742	$1.76	05/17/24	25,234,975
	(Cost $22,960,716)
	Put Options Purchased — 0.5%
1,254	iShares Russell 2000 ETF	25,547,742	176.11	05/17/24	127,538
	(Cost $1,192,301)
	Total Purchased Options				25,362,513
	(Cost $24,153,017)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (3.5)%
(1,254)	iShares Russell 2000 ETF	(25,547,742)	207.39	05/17/24	(856,908)
	(Premiums received $725,457)
	Put Options Written — (0.1)%
(1,254)	iShares Russell 2000 ETF	(25,547,742)	149.69	05/17/24	(38,782)
	(Premiums received $386,937)
	Total Written Options				(895,690)
	(Premiums received $1,112,394)
	Net Other Assets and Liabilities — (0.1)%				(17,298)
	Net Assets — 100.0%				$24,566,754

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.5%
Purchased Options	103.2
Written Options	(3.6)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$117,229	$117,229	$—	$—
Purchased Options	25,362,513	—	25,362,513	—
Total	$25,479,742	$117,229	$25,362,513	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(895,690)	$—	$(895,690)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,117,914	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,117,914
	(Cost $1,117,914)
	Total Investments — 0.6%	1,117,914
	(Cost $1,117,914)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 103.4%
4,097	SPDR® S&P 500® ETF Trust	$208,160,376	$4.41	06/21/24	205,451,767
	(Cost $177,207,103)
	Put Options Purchased — 0.4%
4,097	SPDR® S&P 500® ETF Trust	208,160,376	439.48	06/21/24	759,149
	(Cost $9,277,412)
	Total Purchased Options				206,210,916
	(Cost $186,484,515)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (4.2)%
(4,097)	SPDR® S&P 500® ETF Trust	(208,160,376)	503.84	06/21/24	(8,260,729)
	(Premiums received $2,205,052)
	Put Options Written — (0.1)%
(4,097)	SPDR® S&P 500® ETF Trust	(208,160,376)	373.56	06/21/24	(265,587)
	(Premiums received $3,058,511)
	Total Written Options				(8,526,316)
	(Premiums received $5,263,563)
	Net Other Assets and Liabilities — (0.1)%				(162,736)
	Net Assets — 100.0%				$198,639,778

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.6%
Purchased Options	103.8
Written Options	(4.3)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,117,914	$1,117,914	$—	$—
Purchased Options	206,210,916	—	206,210,916	—
Total	$207,328,830	$1,117,914	$206,210,916	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,526,316)	$—	$(8,526,316)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,806,974	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,806,974
	(Cost $1,806,974)
	Total Investments — 0.6%	1,806,974
	(Cost $1,806,974)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.7%
	Call Options Purchased — 102.0%
6,086	SPDR® S&P 500® ETF Trust	$309,217,488	$4.54	07/19/24	304,715,017
	(Cost $272,218,369)
	Put Options Purchased — 0.7%
6,086	SPDR® S&P 500® ETF Trust	309,217,488	452.20	07/19/24	2,015,350
	(Cost $12,468,141)
	Total Purchased Options				306,730,367
	(Cost $284,686,510)
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (3.0)%
(6,086)	SPDR® S&P 500® ETF Trust	(309,217,488)	516.84	07/19/24	(8,900,382)
	(Premiums received $2,578,774)
	Put Options Written — (0.2)%
(6,086)	SPDR® S&P 500® ETF Trust	(309,217,488)	384.35	07/19/24	(615,343)
	(Premiums received $3,687,624)
	Total Written Options				(9,515,725)
	(Premiums received $6,266,398)
	Net Other Assets and Liabilities — (0.1)%				(210,759)
	Net Assets — 100.0%				$298,810,857

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.6%
Purchased Options	102.7
Written Options	(3.2)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,806,974	$1,806,974	$—	$—
Purchased Options	306,730,367	—	306,730,367	—
Total	$308,537,341	$1,806,974	$306,730,367	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,515,725)	$—	$(9,515,725)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
666,980	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$666,980
	(Cost $666,980)
	Total Investments — 0.7%	666,980
	(Cost $666,980)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.2%
	Call Options Purchased — 104.5%
2,125	SPDR® S&P 500® ETF Trust	$107,967,000	$4.39	08/16/24	106,374,506
	(Cost $92,325,804)
	Put Options Purchased — 0.7%
2,125	SPDR® S&P 500® ETF Trust	107,967,000	436.52	08/16/24	672,364
	(Cost $4,403,264)
	Total Purchased Options				107,046,870
	(Cost $96,729,068)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.6)%
(2,125)	SPDR® S&P 500® ETF Trust	(107,967,000)	503.13	08/16/24	(5,636,872)
	(Premiums received $1,609,436)
	Put Options Written — (0.2)%
(2,125)	SPDR® S&P 500® ETF Trust	(107,967,000)	371.05	08/16/24	(237,596)
	(Premiums received $1,623,102)
	Total Written Options				(5,874,468)
	(Premiums received $3,232,538)
	Net Other Assets and Liabilities — (0.1)%				(67,250)
	Net Assets — 100.0%				$101,772,132

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.7%
Purchased Options	105.2
Written Options	(5.8)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$666,980	$666,980	$—	$—
Purchased Options	107,046,870	—	107,046,870	—
Total	$107,713,850	$666,980	$107,046,870	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,874,468)	$—	$(5,874,468)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
278,323	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$278,323
	(Cost $278,323)
	Total Investments — 0.7%	278,323
	(Cost $278,323)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.0%
	Call Options Purchased — 101.1%
1,998	iShares Russell 2000 ETF	$40,705,254	$1.85	08/16/24	40,087,712
	(Cost $36,247,998)
	Put Options Purchased — 1.9%
1,998	iShares Russell 2000 ETF	40,705,254	184.65	08/16/24	761,714
	(Cost $2,311,104)
	Total Purchased Options				40,849,426
	(Cost $38,559,102)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (3.0)%
(1,998)	iShares Russell 2000 ETF	(40,705,254)	219.86	08/16/24	(1,219,756)
	(Premiums received $536,259)
	Put Options Written — (0.6)%
(1,998)	iShares Russell 2000 ETF	(40,705,254)	156.95	08/16/24	(229,200)
	(Premiums received $741,457)
	Total Written Options				(1,448,956)
	(Premiums received $1,277,716)
	Net Other Assets and Liabilities — (0.1)%				(27,397)
	Net Assets — 100.0%				$39,651,396

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.7%
Purchased Options	103.0
Written Options	(3.6)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$278,323	$278,323	$—	$—
Purchased Options	40,849,426	—	40,849,426	—
Total	$41,127,749	$278,323	$40,849,426	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,448,956)	$—	$(1,448,956)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
February 29, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 4.2%
$294,400	U.S. Treasury Bill	(a)	03/21/24	$293,536
294,400	U.S. Treasury Bill	(a)	04/18/24	292,333
294,400	U.S. Treasury Bill	(a)	05/16/24	291,148
294,400	U.S. Treasury Bill	(a)	06/13/24	289,965
294,400	U.S. Treasury Bill	(a)	07/11/24	288,849
294,400	U.S. Treasury Bill	(a)	08/08/24	287,692
294,400	U.S. Treasury Bill	(a)	09/05/24	286,675
	Total U.S. Treasury Bills			2,030,198
	(Cost $2,029,837)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
600,106	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (b)	600,106
	(Cost $600,106)
	Total Investments — 5.4%	2,630,304
	(Cost $2,629,943)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.7%
	Call Options Purchased — 111.7%
1,088	SPDR® S&P 500® ETF Trust	$55,279,104	$0.04	09/20/24	54,897,775
	(Cost $47,869,989)
	Put Options Purchased — 1.0%
1,088	SPDR® S&P 500® ETF Trust	55,279,104	443.35	09/20/24	486,330
	(Cost $2,278,522)
	Total Purchased Options				55,384,105
	(Cost $50,148,511)
WRITTEN OPTIONS — (18.0)%
	Call Options Written — (17.5)%
(1,088)	SPDR® S&P 500® ETF Trust	(55,279,104)	443.35	09/20/24	(8,573,546)
	(Premiums received $4,130,309)
	Put Options Written — (0.5)%
(1,088)	SPDR® S&P 500® ETF Trust	(55,279,104)	399.01	09/20/24	(252,643)
	(Premiums received $1,193,531)
	Total Written Options				(8,826,189)
	(Premiums received $5,323,840)
	Net Other Assets and Liabilities — (0.1)%				(30,607)
	Net Assets — 100.0%				$49,157,613

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 29, 2024.

See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Fund Allocation	% of Net Assets
U.S. Treasury Bills	4.2%
Money Market Funds	1.2
Purchased Options	112.7
Written Options	(18.0)
Net Other Assets and Liabilities	(0.1)
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$2,030,198	$—	$2,030,198	$—
Money Market Funds	600,106	600,106	—	—
Total Investments	2,630,304	600,106	2,030,198	—
Purchased Options	55,384,105	—	55,384,105	—
Total	$58,014,409	$600,106	$57,414,303	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,826,189)	$—	$(8,826,189)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
930,605	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$930,605
	(Cost $930,605)
	Total Investments — 0.8%	930,605
	(Cost $930,605)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.1%
	Call Options Purchased — 104.2%
2,618	SPDR® S&P 500® ETF Trust	$133,015,344	$4.45	09/20/24	130,977,261
	(Cost $110,636,818)
	Put Options Purchased — 0.9%
2,618	SPDR® S&P 500® ETF Trust	133,015,344	443.39	09/20/24	1,170,992
	(Cost $7,023,960)
	Total Purchased Options				132,148,253
	(Cost $117,660,778)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.4)%
(2,618)	SPDR® S&P 500® ETF Trust	(133,015,344)	508.83	09/20/24	(6,819,354)
	(Premiums received $1,185,961)
	Put Options Written — (0.4)%
(2,618)	SPDR® S&P 500® ETF Trust	(133,015,344)	376.88	09/20/24	(454,759)
	(Premiums received $2,597,338)
	Total Written Options				(7,274,113)
	(Premiums received $3,783,299)
	Net Other Assets and Liabilities — (0.1)%				(85,286)
	Net Assets — 100.0%				$125,719,459

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.8%
Purchased Options	105.1
Written Options	(5.8)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$930,605	$930,605	$—	$—
Purchased Options	132,148,253	—	132,148,253	—
Total	$133,078,858	$930,605	$132,148,253	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,274,113)	$—	$(7,274,113)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
1,289,461	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,289,461
	(Cost $1,289,461)
	Total Investments — 1.6%	1,289,461
	(Cost $1,289,461)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.4%
	Call Options Purchased — 108.6%
1,746	SPDR® S&P 500® ETF Trust	$88,710,768	$4.23	10/18/24	87,327,060
	(Cost $74,946,558)
	Put Options Purchased — 0.8%
1,746	SPDR® S&P 500® ETF Trust	88,710,768	421.21	10/18/24	650,728
	(Cost $4,058,880)
	Total Purchased Options				87,977,788
	(Cost $79,005,438)
WRITTEN OPTIONS — (10.1)%
	Call Options Written — (9.8)%
(1,746)	SPDR® S&P 500® ETF Trust	(88,710,768)	486.49	10/18/24	(7,859,305)
	(Premiums received $1,412,587)
	Put Options Written — (0.3)%
(1,746)	SPDR® S&P 500® ETF Trust	(88,710,768)	358.03	10/18/24	(277,241)
	(Premiums received $1,004,821)
	Total Written Options				(8,136,546)
	(Premiums received $2,417,408)
	Net Other Assets and Liabilities — (0.9)%				(714,392)
	Net Assets — 100.0%				$80,416,311

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	1.6%
Purchased Options	109.4
Written Options	(10.1)
Net Other Assets and Liabilities	(0.9)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,289,461	$1,289,461	$—	$—
Purchased Options	87,977,788	—	87,977,788	—
Total	$89,267,249	$1,289,461	$87,977,788	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,136,546)	$—	$(8,136,546)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,466,767	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,466,767
	(Cost $1,466,767)
	Total Investments — 0.9%	1,466,767
	(Cost $1,466,767)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.6%
	Call Options Purchased — 104.1%
3,553	SPDR® S&P 500® ETF Trust	$180,520,824	$4.53	11/15/24	177,671,655
	(Cost $159,442,045)
	Put Options Purchased — 1.5%
3,553	SPDR® S&P 500® ETF Trust	180,520,824	450.81	11/15/24	2,448,263
	(Cost $6,774,326)
	Total Purchased Options				180,119,918
	(Cost $166,216,371)
WRITTEN OPTIONS — (6.4)%
	Call Options Written — (5.8)%
(3,553)	SPDR® S&P 500® ETF Trust	(180,520,824)	515.14	11/15/24	(9,928,329)
	(Premiums received $3,122,301)
	Put Options Written — (0.6)%
(3,553)	SPDR® S&P 500® ETF Trust	(180,520,824)	383.19	11/15/24	(927,615)
	(Premiums received $2,458,931)
	Total Written Options				(10,855,944)
	(Premiums received $5,581,232)
	Net Other Assets and Liabilities — (0.1)%				(111,800)
	Net Assets — 100.0%				$170,618,941

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.9%
Purchased Options	105.6
Written Options	(6.4)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,466,767	$1,466,767	$—	$—
Purchased Options	180,119,918	—	180,119,918	—
Total	$181,586,685	$1,466,767	$180,119,918	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,855,944)	$—	$(10,855,944)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
247,497	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$247,497
	(Cost $247,497)
	Total Investments — 0.9%	247,497
	(Cost $247,497)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.0%
	Call Options Purchased — 104.7%
1,456	iShares Russell 2000 ETF	$29,663,088	$1.78	11/15/24	29,116,607
	(Cost $27,104,174)
	Put Options Purchased — 2.3%
1,456	iShares Russell 2000 ETF	29,663,088	178.29	11/15/24	627,161
	(Cost $1,172,533)
	Total Purchased Options				29,743,768
	(Cost $28,276,707)
WRITTEN OPTIONS — (7.8)%
	Call Options Written — (7.0)%
(1,456)	iShares Russell 2000 ETF	(29,663,088)	210.24	11/15/24	(1,937,819)
	(Premiums received $1,181,529)
	Put Options Written — (0.8)%
(1,456)	iShares Russell 2000 ETF	(29,663,088)	151.55	11/15/24	(238,053)
	(Premiums received $430,463)
	Total Written Options				(2,175,872)
	(Premiums received $1,611,992)
	Net Other Assets and Liabilities — (0.1)%				(19,224)
	Net Assets — 100.0%				$27,796,169

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.9%
Purchased Options	107.0
Written Options	(7.8)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$247,497	$247,497	$—	$—
Purchased Options	29,743,768	—	29,743,768	—
Total	$29,991,265	$247,497	$29,743,768	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,175,872)	$—	$(2,175,872)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
February 29, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 5.3%
$131,200	U.S. Treasury Bill	(a)	04/02/24	$130,583
131,200	U.S. Treasury Bill	(a)	05/02/24	130,010
131,200	U.S. Treasury Bill	(a)	05/30/24	129,485
131,200	U.S. Treasury Bill	(a)	06/13/24	129,223
131,200	U.S. Treasury Bill	(a)	07/11/24	128,726
131,200	U.S. Treasury Bill	(a)	08/08/24	128,211
131,200	U.S. Treasury Bill	(a)	09/05/24	127,757
131,200	U.S. Treasury Bill	(a)	10/31/24	126,812
262,400	U.S. Treasury Bill	(a)	11/29/24	252,658
	Total U.S. Treasury Bills			1,283,465
	(Cost $1,284,475)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
360,375	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (b)	360,375
	(Cost $360,375)
	Total Investments — 6.8%	1,643,840
	(Cost $1,644,850)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.0%
	Call Options Purchased — 105.8%
512	SPDR® S&P 500® ETF Trust	$26,013,696	$0.05	12/20/24	25,804,716
	(Cost $24,614,743)
	Put Options Purchased — 2.2%
512	SPDR® S&P 500® ETF Trust	26,013,696	469.36	12/20/24	541,455
	(Cost $838,407)
	Total Purchased Options				26,346,171
	(Cost $25,453,150)
WRITTEN OPTIONS — (14.7)%
	Call Options Written — (13.6)%
(512)	SPDR® S&P 500® ETF Trust	(26,013,696)	469.36	12/20/24	(3,303,790)
	(Premiums received $2,512,229)
	Put Options Written — (1.1)%
(512)	SPDR® S&P 500® ETF Trust	(26,013,696)	422.43	12/20/24	(278,673)
	(Premiums received $433,125)
	Total Written Options				(3,582,463)
	(Premiums received $2,945,354)
	Net Other Assets and Liabilities — (0.1)%				(13,455)
	Net Assets — 100.0%				$24,394,093

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 29, 2024.

See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Fund Allocation	% of Net Assets
U.S. Treasury Bills	5.3%
Money Market Funds	1.5
Purchased Options	108.0
Written Options	(14.7)
Net Other Assets and Liabilities	(0.1)
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,283,465	$—	$1,283,465	$—
Money Market Funds	360,375	360,375	—	—
Total Investments	1,643,840	360,375	1,283,465	—
Purchased Options	26,346,171	—	26,346,171	—
Total	$27,990,011	$360,375	$27,629,636	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,582,463)	$—	$(3,582,463)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,745,408	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (a)	$1,745,408
	(Cost $1,745,408)
	Total Investments — 0.9%	1,745,408
	(Cost $1,745,408)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 102.2%
3,986	SPDR® S&P 500® ETF Trust	$202,520,688	$4.71	12/20/24	199,112,512
	(Cost $185,710,766)
	Put Options Purchased — 2.2%
3,986	SPDR® S&P 500® ETF Trust	202,520,688	469.35	12/20/24	4,214,671
	(Cost $7,937,756)
	Total Purchased Options				203,327,183
	(Cost $193,648,522)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (4.4)%
(3,986)	SPDR® S&P 500® ETF Trust	(202,520,688)	531.82	12/20/24	(8,640,841)
	(Premiums received $4,115,732)
	Put Options Written — (0.8)%
(3,986)	SPDR® S&P 500® ETF Trust	(202,520,688)	398.95	12/20/24	(1,593,622)
	(Premiums received $2,984,040)
	Total Written Options				(10,234,463)
	(Premiums received $7,099,772)
	Net Other Assets and Liabilities — (0.1)%				(125,628)
	Net Assets — 100.0%				$194,712,500

(a)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Money Market Funds	0.9%
Purchased Options	104.4
Written Options	(5.2)
Net Other Assets and Liabilities	(0.1)
Total	100.0%
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,745,408	$1,745,408	$—	$—
Purchased Options	203,327,183	—	203,327,183	—
Total	$205,072,591	$1,745,408	$203,327,183	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,234,463)	$—	$(10,234,463)	$—
See Notes to Financial Statements

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
116,250	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$4,122,225
121,947	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	4,131,564
120,661	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	4,089,201
122,403	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	4,099,264
121,498	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	4,102,915
125,247	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	4,126,889
123,824	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	4,129,530
126,571	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	4,124,354
126,358	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	4,122,834
124,029	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	4,113,980
126,219	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	4,112,215
132,214	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	4,127,391
	Total Exchange-Traded Funds	49,402,362
	(Cost $49,057,424)
MONEY MARKET FUNDS — 0.0%
21,223	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (c)	21,223
	(Cost $21,223)

	Total Investments — 100.0%	49,423,585
	(Cost $49,078,647)
	Net Other Assets and Liabilities — (0.0)%	(5,285)
	Net Assets — 100.0%	$49,418,300

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 29, 2024.

Fund Allocation	% of Net Assets
Exchange-Traded Funds	100.0%
Money Market Funds	0.0(1)
Net Other Assets and Liabilities	(0.0)(1)
Total	100.0%

(1)	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 49,402,362	$ 49,402,362	$ —	$ —
Money Market Funds	21,223	21,223	—	—
Total Investments	$49,423,585	$49,423,585	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)	FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)	FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)	FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
ASSETS:
Investments, at value - Unaffiliated	$2,948,970	$3,281,126	$189,704	$236,150
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	2,948,970	3,281,126	189,704	236,150
Options contracts purchased, at value	287,579,427	322,665,464	17,589,551	82,167,892
Receivables:
Dividends	11,474	4,285	54	998
Investment securities sold	—	388,343	—	—
Capital shares sold	—	11,003,372	—	—
Total Assets	290,539,871	337,342,590	17,779,309	82,405,040

LIABILITIES:
Options contracts written, at value	12,514,652	11,146,432	890,678	9,554,764
Payables:
Investment advisory fees	175,303	104,085	2,282	47,898
Investment securities purchased	—	11,258,740	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	12,689,955	22,509,257	892,960	9,602,662
NET ASSETS	$277,849,916	$314,833,333	$16,886,349	$72,802,378

NET ASSETS consist of:
Paid-in capital	$252,108,837	$286,085,989	$16,735,919	$60,902,941
Par value	78,250	93,000	8,500	21,500
Accumulated distributable earnings (loss)	25,662,829	28,654,344	141,930	11,877,937
NET ASSETS	$277,849,916	$314,833,333	$16,886,349	$72,802,378
NET ASSET VALUE, per share	$35.51	$33.85	$19.87	$33.86
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,825,002	9,300,002	850,002	2,150,002
Investments, at cost - Unaffiliated	$2,948,970	$3,281,126	$189,704	$236,150
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$2,948,970	$3,281,126	$189,704	$236,150
Premiums paid on options contracts purchased	$279,126,254	$320,374,755	$17,427,467	$70,604,806
Premiums received on options contracts written	$9,669,670	$10,705,091	$872,752	$3,485,086
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)	FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)	FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)	FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)

$394,562	$489,047	$117,229	$1,117,914	$1,806,974	$666,980
—	—	—	—	—	—
394,562	489,047	117,229	1,117,914	1,806,974	666,980
105,098,728	116,116,793	25,362,513	206,210,916	306,730,367	107,046,870

587	689	167	2,090	2,110	759
3,624,094	—	—	—	—	—
—	—	—	—	—	—
109,117,971	116,606,529	25,479,909	207,330,920	308,539,451	107,714,609

8,266,745	8,433,903	895,690	8,526,316	9,515,725	5,874,468

72,447	70,262	17,465	164,826	212,869	68,009
285,060	—	—	—	—	—
3,349,788	—	—	—	—	—
11,974,040	8,504,165	913,155	8,691,142	9,728,594	5,942,477
$97,143,931	$108,102,364	$24,566,754	$198,639,778	$298,810,857	$101,772,132

$76,868,777	$95,748,928	$22,614,559	$169,787,122	$273,121,325	$92,325,041
29,000	32,000	11,000	60,250	89,500	31,250
20,246,154	12,321,436	1,941,195	28,792,406	25,600,032	9,415,841
$97,143,931	$108,102,364	$24,566,754	$198,639,778	$298,810,857	$101,772,132
$33.50	$33.78	$22.33	$32.97	$33.39	$32.57
2,900,002	3,200,002	1,100,002	6,025,002	8,950,002	3,125,002
$394,562	$489,047	$117,229	$1,117,914	$1,806,974	$666,980
$—	$—	$—	$—	$—	$—
$394,562	$489,047	$117,229	$1,117,914	$1,806,974	$666,980
$91,644,538	$101,831,427	$24,153,017	$186,484,515	$284,686,510	$96,729,068
$3,084,956	$4,022,472	$1,112,394	$5,263,563	$6,266,398	$3,232,538
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 29, 2024 (Unaudited)

	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)	FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)	FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
ASSETS:
Investments, at value - Unaffiliated	$278,323	$2,630,304	$930,605	$1,289,461
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	278,323	2,630,304	930,605	1,289,461
Options contracts purchased, at value	40,849,426	55,384,105	132,148,253	87,977,788
Receivables:
Dividends	317	386	1,793	1,505
Investment securities sold	—	—	—	91,605,737
Capital shares sold	—	—	—	—
Total Assets	41,128,066	58,014,795	133,080,651	180,874,491

LIABILITIES:
Options contracts written, at value	1,448,956	8,826,189	7,274,113	8,136,546
Payables:
Investment advisory fees	27,714	30,993	87,079	117,183
Investment securities purchased	—	—	—	8,472,073
Capital shares redeemed	—	—	—	83,732,378
Total Liabilities	1,476,670	8,857,182	7,361,192	100,458,180
NET ASSETS	$39,651,396	$49,157,613	$125,719,459	$80,416,311

NET ASSETS consist of:
Paid-in capital	$36,783,740	$48,345,994	$113,432,763	$66,129,928
Par value	18,500	16,000	38,500	24,250
Accumulated distributable earnings (loss)	2,849,156	795,619	12,248,196	14,262,133
NET ASSETS	$39,651,396	$49,157,613	$125,719,459	$80,416,311
NET ASSET VALUE, per share	$21.43	$30.72	$32.65	$33.16
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,850,002	1,600,002	3,850,002	2,425,002
Investments, at cost - Unaffiliated	$278,323	$2,629,943	$930,605	$1,289,461
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$278,323	$2,629,943	$930,605	$1,289,461
Premiums paid on options contracts purchased	$38,559,102	$50,148,511	$117,660,778	$79,005,438
Premiums received on options contracts written	$1,277,716	$5,323,840	$3,783,299	$2,417,408
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)	FT Vest Laddered Moderate Buffer ETF (BUFZ)

$1,466,767	$247,497	$1,643,840	$1,745,408	$21,223
—	—	—	—	49,402,362
1,466,767	247,497	1,643,840	1,745,408	49,423,585
180,119,918	29,743,768	26,346,171	203,327,183	—

1,658	282	280	498	6
—	—	—	—	—
—	—	44	—	3,290,359
181,588,343	29,991,547	27,990,335	205,073,089	52,713,950

10,855,944	2,175,872	3,582,463	10,234,463	—

113,458	19,506	13,779	126,126	6,400
—	—	—	—	3,289,250
—	—	—	—	—
10,969,402	2,195,378	3,596,242	10,360,589	3,295,650
$170,618,941	$27,796,169	$24,394,093	$194,712,500	$49,418,300

$161,177,720	$26,764,527	$24,224,003	$188,239,092	$47,868,138
52,250	13,000	8,000	62,250	22,500
9,388,971	1,018,642	162,090	6,411,158	1,527,662
$170,618,941	$27,796,169	$24,394,093	$194,712,500	$49,418,300
$32.65	$21.38	$30.49	$31.28	$21.96
5,225,002	1,300,002	800,002	6,225,002	2,250,002
$1,466,767	$247,497	$1,644,850	$1,745,408	$21,223
$—	$—	$—	$—	$49,057,424
$1,466,767	$247,497	$1,644,850	$1,745,408	$49,078,647
$166,216,371	$28,276,707	$25,453,150	$193,648,522	$—
$5,581,232	$1,611,992	$2,945,354	$7,099,772	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended February 29, 2024 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)	FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)	FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB) (a)	FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
INVESTMENT INCOME:
Dividends - Unaffiliated	$26,736	$24,010	$54	$14,372
Interest	—	—	—	—
Total investment income	26,736	24,010	54	14,372

EXPENSES:
Investment advisory fees	645,641	709,364	2,282	364,548
Total expenses	645,641	709,364	2,282	364,548
NET INVESTMENT INCOME (LOSS)	(618,905)	(685,354)	(2,228)	(350,176)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	—	—	—
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(164,656)	(5,961,521)	—	164,121
Written options contracts	(3,645,227)	(6,290,142)	—	(20,727)
In-kind redemptions - Purchased options contracts	19,754,813	34,815,346	—	4,101,399
In-kind redemptions - Written options contracts	1,525,033	3,386,585	—	538,093
Net realized gain (loss)	17,469,963	25,950,268	—	4,782,886
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—	—	—
Investments - Affiliated	—	—	—	—
Purchased options contracts	(963,489)	(12,310,403)	162,084	3,777,215
Written options contracts	(3,574,003)	(2,322,224)	(17,926)	(4,573,257)
Net change in unrealized appreciation (depreciation)	(4,537,492)	(14,632,627)	144,158	(796,042)
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,932,471	11,317,641	144,158	3,986,844
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,313,566	$10,632,287	$141,930	$3,636,668

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)	FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)	FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)	FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)

$587	$689	$167	$2,090	$2,110	$759
—	—	—	—	—	—
587	689	167	2,090	2,110	759

581,458	463,660	123,131	1,276,999	1,131,986	428,349
581,458	463,660	123,131	1,276,999	1,131,986	428,349
(580,871)	(462,971)	(122,964)	(1,274,909)	(1,129,876)	(427,590)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
670,546	107,360	(11,175)	722,586	17,560	—
57,152	(27,886)	102,166	211,597	(3,711)	—
7,906,911	1,970,933	245,178	11,731,392	6,833,320	2,045,357
217,547	80,966	352,479	1,413,846	1,195,407	122,202
8,852,156	2,131,373	688,648	14,079,421	8,042,576	2,167,559

—	—	—	—	—	—
—	—	—	—	—	—
4,911,020	9,650,378	1,125,165	13,844,442	22,208,905	9,619,905
(4,905,565)	(4,185,429)	(317,532)	(4,873,202)	(4,164,920)	(2,582,238)
5,455	5,464,949	807,633	8,971,240	18,043,985	7,037,667
8,857,611	7,596,322	1,496,281	23,050,661	26,086,561	9,205,226
$8,276,740	$7,133,351	$1,373,317	$21,775,752	$24,956,685	$8,777,636
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended February 29, 2024 (Unaudited)

	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)	FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE) (b)	FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP) (b)	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT) (c)
INVESTMENT INCOME:
Dividends - Unaffiliated	$317	$386	$1,793	$1,505
Interest	—	44,299	—	—
Total investment income	317	44,685	1,793	1,505

EXPENSES:
Investment advisory fees	132,072	124,615	436,315	515,938
Total expenses	132,072	124,615	436,315	515,938
NET INVESTMENT INCOME (LOSS)	(131,755)	(79,930)	(434,522)	(514,433)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	(83)	—	—
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	—	246,006	420,663	217,200
Written options contracts	—	(202,378)	(104,120)	(83,811)
In-kind redemptions - Purchased options contracts	739,885	—	1,270,613	17,861,951
In-kind redemptions - Written options contracts	121,942	—	98,901	(6,471,986)
Net realized gain (loss)	861,827	43,545	1,686,057	11,523,354
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	361	—	—
Investments - Affiliated	—	—	—	—
Purchased options contracts	2,100,306	5,235,594	14,487,475	8,972,350
Written options contracts	(204,235)	(3,502,349)	(3,490,814)	(5,719,138)
Net change in unrealized appreciation (depreciation)	1,896,071	1,733,606	10,996,661	3,253,212
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,757,898	1,777,151	12,682,718	14,776,566
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,626,143	$1,697,221	$12,248,196	$14,262,133

(b)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is October 25, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV) (d)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV) (d)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE) (e)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC) (e)	FT Vest Laddered Moderate Buffer ETF (BUFZ) (f)

$1,658	$282	$280	$498	$6
—	—	7,363	—	—
1,658	282	7,643	498	6

360,941	47,392	20,845	253,822	13,602
360,941	47,392	20,845	253,822	13,602
(359,283)	(47,110)	(13,202)	(253,324)	(13,596)

—	—	—	—	—
—	—	—	—	438
—	—	—	—	1,195,882
—	—	—	—	—
—	—	—	—	—
1,168,638	124,845	—	104,847	—
(49,219)	37,726	—	15,665	—
1,119,419	162,571	—	120,512	1,196,320

—	—	(1,010)	—	—
—	—	—	—	344,938
13,903,547	1,467,061	893,021	9,678,661	—
(5,274,712)	(563,880)	(637,109)	(3,134,691)	—
8,628,835	903,181	254,902	6,543,970	344,938
9,748,254	1,065,752	254,902	6,664,482	1,541,258
$9,388,971	$1,018,642	$241,700	$6,411,158	$1,527,662
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)		FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (b)
OPERATIONS:
Net investment income (loss)	$(618,905)	$(773,841)	$(685,354)	$(828,818)
Net realized gain (loss)	17,469,963	3,965,991	25,950,268	2,359,216
Net change in unrealized appreciation (depreciation)	(4,537,492)	10,145,683	(14,632,627)	16,481,995
Net increase (decrease) in net assets resulting from operations	12,313,566	13,337,833	10,632,287	18,012,393

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	265,747,706	184,329,885	317,067,584	206,986,953
Cost of shares redeemed	(141,978,480)	(55,900,594)	(214,447,556)	(23,418,328)
Net increase (decrease) in net assets resulting from shareholder transactions	123,769,226	128,429,291	102,620,028	183,568,625
Total increase (decrease) in net assets	136,082,792	141,767,124	113,252,315	201,581,018

NET ASSETS:
Beginning of period	141,767,124	—	201,581,018	—
End of period	$277,849,916	$141,767,124	$314,833,333	$201,581,018

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,300,002	—	6,375,002	—
Shares sold	7,650,000	6,050,002	9,425,000	7,125,002
Shares redeemed	(4,125,000)	(1,750,000)	(6,500,000)	(750,000)
Shares outstanding, end of period	7,825,002	4,300,002	9,300,002	6,375,002

(a)	Inception date is January 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is April 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)	FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)		FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Period Ended 2/29/2024 (c) (Unaudited)	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (d)	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (e)

$(2,228)	$(350,176)	$(433,194)	$(580,871)	$(541,800)
—	4,782,886	2,372,129	8,852,156	4,230,665
144,158	(796,042)	6,289,450	5,455	8,266,946
141,930	3,636,668	8,228,385	8,276,740	11,955,811

—	—	—	—	—

16,744,419	4,229,050	128,577,486	12,554,788	239,734,664
—	(50,297,210)	(21,572,001)	(89,589,241)	(85,788,831)
16,744,419	(46,068,160)	107,005,485	(77,034,453)	153,945,833
16,886,349	(42,431,492)	115,233,870	(68,757,713)	165,901,644

—	115,233,870	—	165,901,644	—
$16,886,349	$72,802,378	$115,233,870	$97,143,931	$165,901,644

—	3,575,002	—	5,275,002	—
850,002	125,000	4,250,002	400,000	8,025,002
—	(1,550,000)	(675,000)	(2,775,000)	(2,750,000)
850,002	2,150,002	3,575,002	2,900,002	5,275,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)		FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (f)	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (f)
OPERATIONS:
Net investment income (loss)	$(462,971)	$(273,164)	$(122,964)	$(49,614)
Net realized gain (loss)	2,131,373	1,042,256	688,648	(1,666)
Net change in unrealized appreciation (depreciation)	5,464,949	4,408,986	807,633	618,567
Net increase (decrease) in net assets resulting from operations	7,133,351	5,178,078	1,373,317	567,287

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,675,191	150,692,819	2,060,078	34,130,533
Cost of shares redeemed	(22,751,789)	(38,825,286)	(9,396,634)	(4,167,827)
Net increase (decrease) in net assets resulting from shareholder transactions	(16,076,598)	111,867,533	(7,336,556)	29,962,706
Total increase (decrease) in net assets	(8,943,247)	117,045,611	(5,963,239)	30,529,993

NET ASSETS:
Beginning of period	117,045,611	—	30,529,993	—
End of period	$108,102,364	$117,045,611	$24,566,754	$30,529,993

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,700,002	—	1,450,002	—
Shares sold	200,000	4,950,002	100,000	1,650,002
Shares redeemed	(700,000)	(1,250,000)	(450,000)	(200,000)
Shares outstanding, end of period	3,200,002	3,700,002	1,100,002	1,450,002

(f)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is June 16, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)		FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)		FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (g)	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (h)	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (i)

$(1,274,909)	$(485,527)	$(1,129,876)	$(118,329)	$(427,590)	$(7,638)
14,079,421	(26,856)	8,042,576	—	2,167,559	—
8,971,240	7,492,408	18,043,985	750,545	7,037,667	638,205
21,775,752	6,980,025	24,956,685	632,216	8,777,636	630,567

—	—	—	—	—	—

33,314,362	341,576,577	175,103,846	185,181,901	50,927,543	61,308,081
(187,654,556)	(17,352,382)	(87,063,791)	—	(19,871,695)	—
(154,340,194)	324,224,195	88,040,055	185,181,901	31,055,848	61,308,081
(132,564,442)	331,204,220	112,996,740	185,814,117	39,833,484	61,938,648

331,204,220	—	185,814,117	—	61,938,648	—
$198,639,778	$331,204,220	$298,810,857	$185,814,117	$101,772,132	$61,938,648

10,850,002	—	6,025,002	—	2,050,002	—
1,100,000	11,425,002	5,625,000	6,025,002	1,700,000	2,050,002
(5,925,000)	(575,000)	(2,700,000)	—	(625,000)	—
6,025,002	10,850,002	8,950,002	6,025,002	3,125,002	2,050,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)		FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)	FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (i)	Period Ended 2/29/2024 (j) (Unaudited)	Period Ended 2/29/2024 (j) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(131,755)	$(1,831)	$(79,930)	$(434,522)
Net realized gain (loss)	861,827	—	43,545	1,686,057
Net change in unrealized appreciation (depreciation)	1,896,071	223,013	1,733,606	10,996,661
Net increase (decrease) in net assets resulting from operations	2,626,143	221,182	1,697,221	12,248,196

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(901,602)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	29,151,874	13,963,095	53,717,751	131,813,168
Cost of shares redeemed	(6,310,898)	—	(5,355,757)	(18,341,905)
Net increase (decrease) in net assets resulting from shareholder transactions	22,840,976	13,963,095	48,361,994	113,471,263
Total increase (decrease) in net assets	25,467,119	14,184,277	49,157,613	125,719,459

NET ASSETS:
Beginning of period	14,184,277	—	—	—
End of period	$39,651,396	$14,184,277	$49,157,613	$125,719,459

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	700,002	—	—	—
Shares sold	1,450,000	700,002	1,775,002	4,425,002
Shares redeemed	(300,000)	—	(175,000)	(575,000)
Shares outstanding, end of period	1,850,002	700,002	1,600,002	3,850,002

(i)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(j)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(m)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(n)	Inception date is October 25, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)	FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)	FT Vest Laddered Moderate Buffer ETF (BUFZ)
Period Ended 2/29/2024 (k) (Unaudited)	Period Ended 2/29/2024 (l) (Unaudited)	Period Ended 2/29/2024 (l) (Unaudited)	Period Ended 2/29/2024 (m) (Unaudited)	Period Ended 2/29/2024 (m) (Unaudited)	Period Ended 2/29/2024 (n) (Unaudited)

$(514,433)	$(359,283)	$(47,110)	$(13,202)	$(253,324)	$(13,596)
11,523,354	1,119,419	162,571	—	120,512	1,196,320
3,253,212	8,628,835	903,181	254,902	6,543,970	344,938
14,262,133	9,388,971	1,018,642	241,700	6,411,158	1,527,662

—	—	—	(79,610)	—	—

191,684,031	174,968,466	27,832,596	24,232,003	189,851,326	78,583,657
(125,529,853)	(13,738,496)	(1,055,069)	—	(1,549,984)	(30,693,019)
66,154,178	161,229,970	26,777,527	24,232,003	188,301,342	47,890,638
80,416,311	170,618,941	27,796,169	24,394,093	194,712,500	49,418,300

—	—	—	—	—	—
$80,416,311	$170,618,941	$27,796,169	$24,394,093	$194,712,500	$49,418,300

—	—	—	—	—	—
6,225,002	5,650,002	1,350,002	800,002	6,275,002	3,650,002
(3,800,000)	(425,000)	(50,000)	—	(50,000)	(1,400,000)
2,425,002	5,225,002	1,300,002	800,002	6,225,002	2,250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$32.97	$30.09
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.16)
Net realized and unrealized gain (loss)	2.68	3.04
Total from investment operations	2.54	2.88
Net asset value, end of period	$35.51	$32.97
Total return (c)	7.70%	9.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$277,850	$141,767
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is January 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$31.62	$29.32
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.13)
Net realized and unrealized gain (loss)	2.36	2.43
Total from investment operations	2.23	2.30
Net asset value, end of period	$33.85	$31.62
Total return (c)	7.05%	7.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$314,833	$201,581
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is February 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$19.76
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	0.12
Total from investment operations	0.11
Net asset value, end of period	$19.87
Total return (c)	0.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,886
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$32.23	$29.64
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	1.76	2.71
Total from investment operations	1.63	2.59
Net asset value, end of period	$33.86	$32.23
Total return (c)	5.06%	8.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$72,802	$115,234
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$31.45	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.09)
Net realized and unrealized gain (loss)	2.19	1.86
Total from investment operations	2.05	1.77
Net asset value, end of period	$33.50	$31.45
Total return (c)	6.52%	5.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$97,144	$165,902
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is April 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$31.63	$30.14
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.07)
Net realized and unrealized gain (loss)	2.29	1.56
Total from investment operations	2.15	1.49
Net asset value, end of period	$33.78	$31.63
Total return (c)	6.80%	4.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$108,102	$117,046
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$21.06	$20.08
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	1.36	1.03
Total from investment operations	1.27	0.98
Net asset value, end of period	$22.33	$21.06
Total return (c)	6.03%	4.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,567	$30,530
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$30.53	$29.88
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.05)
Net realized and unrealized gain (loss)	2.57	0.70
Total from investment operations	2.44	0.65
Net asset value, end of period	$32.97	$30.53
Total return (c)	7.99%	2.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$198,640	$331,204
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is June 16, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$30.84	$30.75
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.03)
Net realized and unrealized gain (loss)	2.68	0.12
Total from investment operations	2.55	0.09
Net asset value, end of period	$33.39	$30.84
Total return (c)	8.27%	0.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$298,811	$185,814
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$30.21	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.01)
Net realized and unrealized gain (loss)	2.49	0.54
Total from investment operations	2.36	0.53
Net asset value, end of period	$32.57	$30.21
Total return (c)	7.81%	1.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$101,772	$61,939
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$20.26	$19.94
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.00) (c)
Net realized and unrealized gain (loss)	1.26	0.32
Total from investment operations	1.17	0.32
Net asset value, end of period	$21.43	$20.26
Total return (d)	5.77%	1.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,651	$14,184
Ratio of total expenses to average net assets	0.90% (e)	0.90% (e)
Ratio of net investment income (loss) to average net assets	(0.90)% (e)	(0.90)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.15
Income from investment operations:
Net investment income (loss) (b)	(0.07)
Net realized and unrealized gain (loss)	1.38
Total from investment operations	1.31
Distributions paid to shareholders from:
Net investment income	(0.74)
Net asset value, end of period	$30.72
Total return (c)	4.36%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$49,158
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.55)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.15
Income from investment operations:
Net investment income (loss) (b)	(0.12)
Net realized and unrealized gain (loss)	2.62
Total from investment operations	2.50
Net asset value, end of period	$32.65
Total return (c)	8.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$125,719
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.10)
Net realized and unrealized gain (loss)	2.93
Total from investment operations	2.83
Net asset value, end of period	$33.16
Total return (c)	9.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$80,416
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.65
Income from investment operations:
Net investment income (loss) (b)	(0.08)
Net realized and unrealized gain (loss)	2.08
Total from investment operations	2.00
Net asset value, end of period	$32.65
Total return (c)	6.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$170,619
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$19.97
Income from investment operations:
Net investment income (loss) (b)	(0.05)
Net realized and unrealized gain (loss)	1.46
Total from investment operations	1.41
Net asset value, end of period	$21.38
Total return (c)	7.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,796
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.04
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.65
Total from investment operations	0.62
Distributions paid to shareholders from:
Net investment income	(0.17)
Net asset value, end of period	$30.49
Total return (c)	2.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,394
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.54)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.04
Income from investment operations:
Net investment income (loss) (b)	(0.05)
Net realized and unrealized gain (loss)	1.29
Total from investment operations	1.24
Net asset value, end of period	$31.28
Total return (c)	4.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$194,713
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered Moderate Buffer ETF (BUFZ)

Period Ended 2/29/2024 (a) (Unaudited)

Net asset value, beginning of period	$19.81
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	2.16
Total from investment operations	2.15
Net asset value, end of period	$21.96
Total return (c)	10.85%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$49,418
Ratio of total expenses to average net assets (d)	0.20% (e)
Ratio of net investment income (loss) to average net assets	(0.20)% (e)
Portfolio turnover rate (f)	1%

(a)	Inception date is October 25, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the nineteen funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Moderate Buffer ETF - January – (ticker “GJAN”)
FT Vest U.S. Equity Moderate Buffer ETF - February – (ticker “GFEB”)
FT Vest U.S. Small Cap Moderate Buffer ETF - February – (ticker “SFEB”)(1)
FT Vest U.S. Equity Moderate Buffer ETF - March – (ticker “GMAR”)
FT Vest U.S. Equity Moderate Buffer ETF - April – (ticker “GAPR”)
FT Vest U.S. Equity Moderate Buffer ETF - May – (ticker “GMAY”)
FT Vest U.S. Small Cap Moderate Buffer ETF - May – (ticker “SMAY”)
FT Vest U.S. Equity Moderate Buffer ETF - June – (ticker “GJUN”)
FT Vest U.S. Equity Moderate Buffer ETF - July – (ticker “GJUL”)
FT Vest U.S. Equity Moderate Buffer ETF - August – (ticker “GAUG”)
FT Vest U.S. Small Cap Moderate Buffer ETF - August – (ticker “SAUG”)
FT Vest U.S. Equity Buffer & Premium Income ETF - September – (ticker “XISE”)(2)
FT Vest U.S. Equity Moderate Buffer ETF - September – (ticker “GSEP”)(2)
FT Vest U.S. Equity Moderate Buffer ETF - October – (ticker “GOCT”)(3)
FT Vest U.S. Equity Moderate Buffer ETF - November – (ticker “GNOV”)(4)
FT Vest U.S. Small Cap Moderate Buffer ETF - November – (ticker “SNOV”)(4)
FT Vest U.S. Equity Buffer & Premium Income ETF - December – (ticker “XIDE”)(5)
FT Vest U.S. Equity Moderate Buffer ETF - December – (ticker “GDEC”)(5)
FT Vest Laddered Moderate Buffer ETF – (ticker “BUFZ”)(6)

(1)	Commenced investment operations on February 16, 2024.
(2)	Commenced investment operations on September 15, 2023.
(3)	Commenced investment operations on October 20, 2023.
(4)	Commenced investment operations on November 17, 2023.
(5)	Commenced investment operations on December 15, 2023.
(6)	Commenced investment operations on October 25, 2023.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of GJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap of 12.95% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from January 22, 2024 through January 17, 2025. Prior to January 22, 2024, the Fund’s investment objective included an upside cap of 15.75% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from January 23, 2023 through January 19, 2024.
The investment objective of GFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 13.96% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 20, 2024 through February 21, 2025. Prior to February 20, 2024, the Fund’s investment objective included an upside cap of 15.20% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 21, 2023 through February 16, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The investment objective of SFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying Russel ETF”), up to a predetermined upside cap of 19.28% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from February 20, 2024 through February 21, 2025.
The investment objective of GMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 15.31% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from March 20, 2023 through March 15, 2024.
The investment objective of GAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.67% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from April 24, 2023 through April 19, 2024.
The investment objective of GMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.60% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from May 22, 2023 through May 17, 2024.
The investment objective of SMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russel ETF, up to a predetermined upside cap of 17.76% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from May 22, 2023 through May 17, 2024.
The investment objective of GJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.65% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 20, 2023 through June 21, 2024.
The investment objective of GJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.30% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 24, 2023 through July 19, 2024.
The investment objective of GAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 15.26% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from August 21, 2023 through August 16, 2024.
The investment objective of SAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 19.07% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from August 21, 2023 through August 16, 2024.
The investment objective of XISE is to seek to provide investors with a consistent level of income that, when annualized, is approximately 8.19% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from September 18, 2023 through September 20, 2024.
The investment objective of GSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.76% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from September 18, 2023 through September 20, 2024.
The investment objective of GOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 15.50% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from October 23, 2023 through October 18, 2024.
The investment objective of GNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.27% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from November 20, 2023 through November 15, 2024.
The investment objective of SNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 17.92% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from November 20, 2023 through November 15, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The investment objective of XIDE is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.56% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from December 18, 2023 through December 20, 2024.
The investment objective of GDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 13.31% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from December 18, 2023 through December 20, 2024.
Under normal market conditions, each Fund, with the exception of BUFZ, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the SPDR® S&P 500® ETF Trust or the iShares Russell 2000 ETF (the “Underlying ETF”).
The investment objective of BUFZ is to seek to provide investors with capital appreciation. BUFZ seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of FT Vest U.S. Equity Moderate Buffer ETFs (“Underlying Laddered ETFs”). Under normal market conditions, BUFZ will invest substantially all of its assets in Underlying Laddered ETFs. Unlike the Underlying Laddered ETFs, BUFZ itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Laddered ETFs and BUFZ itself does not provide any stated buffer against losses. In order to understand BUFZ’s strategy and risks, it is important to understand the strategies and risks of the Underlying Laddered ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 29, 2024, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFZ, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 29, 2024 are FLEX Options.
D. Affiliated Transactions
BUFZ invests in securities of affiliated funds. BUFZ’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFZ at February 29, 2024, and for the period then ended are as follows:

Security Name	Shares at 2/29/2024	Value at 10/25/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	116,250	$—	$11,441,013	$(7,650,576)	$40,064	$291,724	$4,122,225	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	121,947	—	4,099,531	(7,546)	39,510	69	4,131,564	—
FT Vest U.S. Equity Moderate Buffer ETF - March	120,661	—	4,092,998	(7,440)	3,652	(9)	4,089,201	—
FT Vest U.S. Equity Moderate Buffer ETF - April	122,403	—	11,458,443	(7,640,508)	21,512	259,817	4,099,264	—
FT Vest U.S. Equity Moderate Buffer ETF - May	121,498	—	4,091,405	(7,484)	18,970	24	4,102,915	—
FT Vest U.S. Equity Moderate Buffer ETF - June	125,247	—	4,103,025	(7,529)	31,347	46	4,126,889	—
FT Vest U.S. Equity Moderate Buffer ETF - July	123,824	—	11,533,314	(7,842,407)	44,919	393,704	4,129,530	—
FT Vest U.S. Equity Moderate Buffer ETF - August	126,571	—	4,100,560	(7,507)	31,259	42	4,124,354	—
FT Vest U.S. Equity Moderate Buffer ETF - September	126,358	—	4,103,384	(7,519)	26,934	35	4,122,834	—
FT Vest U.S. Equity Moderate Buffer ETF - October	124,029	—	11,439,153	(7,607,249)	31,289	250,787	4,113,980	—
FT Vest U.S. Equity Moderate Buffer ETF - November	126,219	—	4,098,238	(7,482)	21,429	30	4,112,215	—
FT Vest U.S. Equity Moderate Buffer ETF - December	132,214	—	4,100,794	(7,507)	34,053	51	4,127,391	—
		$—	$78,661,858	$(30,800,754)	$344,938	$1,196,320	$49,402,362	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of XISE and XIDE which are declared and paid monthly and BUFZ which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2023.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-23	$—	$—	$746,478
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-23	—	—	(171,207)
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-23	—	—	1,022,586
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-23	—	—	1,471,210
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-23	—	—	(6,324)
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-23	—	—	(1,825)
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-23	—	—	2,753,921
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-23	—	—	523,954
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-23	—	—	638,205
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-23	—	—	223,013
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For GJAN, GFEB, GMAR, GAPR, GMAY, SMAY, GJUN, GJUL, GAUG and SAUG, the taxable year ended 2023 remains open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, the Funds had no capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. At each Fund’s applicable taxable year end, the Funds had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Moderate Buffer ETF - January	$272,405,554	$15,020,898	$(9,412,707)	$5,608,191
FT Vest U.S. Equity Moderate Buffer ETF - February	312,950,790	3,907,079	(2,057,711)	1,849,368
FT Vest U.S. Small Cap Moderate Buffer ETF - February	16,744,419	330,967	(186,809)	144,158
FT Vest U.S. Equity Moderate Buffer ETF - March	67,355,870	16,354,272	(10,860,864)	5,493,408
FT Vest U.S. Equity Moderate Buffer ETF - April	88,954,144	20,933,573	(12,661,172)	8,272,401
FT Vest U.S. Equity Moderate Buffer ETF - May	98,298,002	20,963,945	(11,090,010)	9,873,935
FT Vest U.S. Small Cap Moderate Buffer ETF - May	23,157,852	2,622,414	(1,196,214)	1,426,200
FT Vest U.S. Equity Moderate Buffer ETF - June	182,338,866	31,037,588	(14,573,940)	16,463,648
FT Vest U.S. Equity Moderate Buffer ETF - July	280,227,086	35,568,929	(16,774,399)	18,794,530
FT Vest U.S. Equity Moderate Buffer ETF - August	94,163,510	15,434,208	(7,758,336)	7,675,872
FT Vest U.S. Small Cap Moderate Buffer ETF - August	37,559,709	4,351,971	(2,232,887)	2,119,084
FT Vest U.S. Equity Buffer & Premium Income ETF - September	47,454,614	7,969,035	(6,235,429)	1,733,606
FT Vest U.S. Equity Moderate Buffer ETF - September	114,808,084	22,483,022	(11,486,361)	10,996,661
FT Vest U.S. Equity Moderate Buffer ETF - October	77,877,491	13,108,082	(9,854,870)	3,253,212
FT Vest U.S. Equity Moderate Buffer ETF - November	162,101,906	19,760,926	(11,132,091)	8,628,835
FT Vest U.S. Small Cap Moderate Buffer ETF - November	26,912,212	2,204,843	(1,301,662)	903,181
FT Vest U.S. Equity Buffer & Premium Income ETF - December	24,152,646	1,344,425	(1,089,523)	254,902
FT Vest U.S. Equity Moderate Buffer ETF - December	188,294,158	14,792,164	(8,248,194)	6,543,970
FT Vest Laddered Moderate Buffer ETF	49,078,647	344,938	—	344,938
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFZ incurs pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of SFEB, SMAY SAUG, SNOV and BUFZ, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
For SFEB, SMAY, SAUG and SNOV, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
For BUFZ, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of the expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
4. Purchases and Sales of Securities
For the period ended February 29, 2024, the Funds, except BUFZ, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFZ, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the period ended February 29, 2024, the cost of purchases and proceeds from sales of investments for BUFZ, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered Moderate Buffer ETF	$30,594,667	$101,377
For the period ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Moderate Buffer ETF - January	$—	$139,025,493
FT Vest U.S. Equity Moderate Buffer ETF - February	5,070,828	212,976,505
FT Vest U.S. Small Cap Moderate Buffer ETF - February	—	—
FT Vest U.S. Equity Moderate Buffer ETF - March	—	48,386,916
FT Vest U.S. Equity Moderate Buffer ETF - April	—	81,078,355
FT Vest U.S. Equity Moderate Buffer ETF - May	—	21,780,848
FT Vest U.S. Small Cap Moderate Buffer ETF - May	—	6,118,464
FT Vest U.S. Equity Moderate Buffer ETF - June	—	165,403,262
FT Vest U.S. Equity Moderate Buffer ETF - July	—	81,750,001
FT Vest U.S. Equity Moderate Buffer ETF - August	—	19,731,810
FT Vest U.S. Small Cap Moderate Buffer ETF - August	—	6,263,668
FT Vest U.S. Equity Buffer & Premium Income ETF - September	—	—
FT Vest U.S. Equity Moderate Buffer ETF - September	—	10,249,354
FT Vest U.S. Equity Moderate Buffer ETF - October	16,959,177	119,734,497
FT Vest U.S. Equity Moderate Buffer ETF - November	—	13,621,510
FT Vest U.S. Small Cap Moderate Buffer ETF - November	—	1,046,093
FT Vest U.S. Equity Buffer & Premium Income ETF - December	—	—
FT Vest U.S. Equity Moderate Buffer ETF - December	—	1,535,846
FT Vest Laddered Moderate Buffer ETF	48,067,191	30,699,377
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 29, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
GJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$287,579,427	Options contracts written, at value	$12,514,652
GFEB
Options contracts	Equity Risk	Options contracts purchased, at value	322,665,464	Options contracts written, at value	11,146,432
SFEB
Options contracts	Equity Risk	Options contracts purchased, at value	17,589,551	Options contracts written, at value	890,678

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
GMAR
Options contracts	Equity Risk	Options contracts purchased, at value	$82,167,892	Options contracts written, at value	$9,554,764
GAPR
Options contracts	Equity Risk	Options contracts purchased, at value	105,098,728	Options contracts written, at value	8,266,745
GMAY
Options contracts	Equity Risk	Options contracts purchased, at value	116,116,793	Options contracts written, at value	8,433,903
SMAY
Options contracts	Equity Risk	Options contracts purchased, at value	25,362,513	Options contracts written, at value	895,690
GJUN
Options contracts	Equity Risk	Options contracts purchased, at value	206,210,916	Options contracts written, at value	8,526,316
GJUL
Options contracts	Equity Risk	Options contracts purchased, at value	306,730,367	Options contracts written, at value	9,515,725
GAUG
Options contracts	Equity Risk	Options contracts purchased, at value	107,046,870	Options contracts written, at value	5,874,468
SAUG
Options contracts	Equity Risk	Options contracts purchased, at value	40,849,426	Options contracts written, at value	1,448,956
XISE
Options contracts	Equity Risk	Options contracts purchased, at value	55,384,105	Options contracts written, at value	8,826,189
GSEP
Options contracts	Equity Risk	Options contracts purchased, at value	132,148,253	Options contracts written, at value	7,274,113
GOCT
Options contracts	Equity Risk	Options contracts purchased, at value	87,977,788	Options contracts written, at value	8,136,546
GNOV
Options contracts	Equity Risk	Options contracts purchased, at value	180,119,918	Options contracts written, at value	10,855,944
SNOV
Options contracts	Equity Risk	Options contracts purchased, at value	29,743,768	Options contracts written, at value	2,175,872
XIDE
Options contracts	Equity Risk	Options contracts purchased, at value	26,346,171	Options contracts written, at value	3,582,463
GDEC
Options contracts	Equity Risk	Options contracts purchased, at value	203,327,183	Options contracts written, at value	10,234,463

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended February 29, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	GJAN	GFEB	SFEB	GMAR	GAPR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$19,590,157	$28,853,825	$—	$4,265,520	$8,577,457
Written options contracts	(2,120,194)	(2,903,557)	—	517,366	274,699
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(963,489)	(12,310,403)	162,084	3,777,215	4,911,020
Written options contracts	(3,574,003)	(2,322,224)	(17,926)	(4,573,257)	(4,905,565)

Statements of Operations Location	GMAY	SMAY	GJUN	GJUL	GAUG
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$2,078,293	$234,003	$12,453,978	$6,850,880	$2,045,357
Written options contracts	53,080	454,645	1,625,443	1,191,696	122,202
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	9,650,378	1,125,165	13,844,442	22,208,905	9,619,905
Written options contracts	(4,185,429)	(317,532)	(4,873,202)	(4,164,920)	(2,582,238)

Statements of Operations Location	SAUG	XISE	GSEP	GOCT	GNOV
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$739,885	$246,006	$1,691,276	$18,079,151	$1,168,638
Written options contracts	121,942	(202,378)	(5,219)	(6,555,797)	(49,219)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	2,100,306	5,235,594	14,487,475	8,972,350	13,903,547
Written options contracts	(204,235)	(3,502,349)	(3,490,814)	(5,719,138)	(5,274,712)

Statements of Operations Location	SNOV	XIDE	GDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$124,845	$—	$104,847
Written options contracts	37,726	—	15,665
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,467,061	893,021	9,678,661
Written options contracts	(563,880)	(637,109)	(3,134,691)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended February 29, 2024, on each Fund’s options contracts.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
GJAN	$392,702,740	$250,069,488	$13,480,499	$9,474,530
GFEB	449,936,547	321,434,853	17,378,999	14,720,615
SFEB	17,427,467	—	872,752	—
GMAR	4,769,246	48,183,165	552,202	2,933,157
GAPR	12,840,756	84,206,903	358,533	3,929,290
GMAY	7,100,636	21,489,134	456,049	1,004,037
SMAY	2,090,599	9,350,816	47,527	704,777
GJUN	33,804,786	178,882,734	769,145	6,495,937
GJUL	173,626,996	78,299,590	3,113,955	3,013,461
GAUG	52,144,242	18,414,713	1,724,103	850,463
SAUG	29,844,533	5,736,015	964,403	334,174
XISE	55,867,024	5,718,513	6,016,889	693,049
GSEP	134,170,700	16,509,922	4,563,832	780,533
GOCT	197,358,595	118,353,157	7,694,299	5,276,891
GNOV	179,392,908	13,176,537	6,255,678	674,446
SNOV	29,271,887	995,180	1,723,651	111,659
XIDE	25,453,150	—	2,945,354	—
GDEC	195,152,173	1,503,651	7,188,089	88,317
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 12, 2025 for GJAN, February 10, 2025 for GFEB, March 10, 2025 for GMAR, April 14, 2025 for GAPR, May 15, 2025 for GMAY and SMAY, June 16, 2025 for GJUN, July 21, 2025 for GJUL, August 18, 2025 for GAUG and SAUG, September 8, 2025 for GSEP, GOCT, GNOV and GDEC, September 9, 2025 for XISE, October 19, 2025 for BUFZ, November 6, 2025 for SNOV, December 4, 2025 for XIDE, and February 5, 2026 for SFEB.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 18, 2024, the investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - March changed to include an upside cap of 14.37% and an Outcome Period of March 18, 2024 through March 21, 2025.
As of April 22, 2024, the investment objective of the FT Vest U.S. Equity Moderate Buffer ETF - April changed to include an upside cap of 14.83% and an Outcome Period of April 22, 2024 through April 17, 2025.

Additional Information
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of the Investment Management and Sub-Advisory Agreements for
FT Vest U.S. Equity Moderate Buffer ETF - September
FT Vest U.S. Equity Moderate Buffer ETF - October
FT Vest U.S. Equity Moderate Buffer ETF - November
FT Vest U.S. Equity Moderate Buffer ETF - December
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following four series of the Trust (each a “Fund” and collectively, the “Funds”):

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on December 12, 2022. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the December 12, 2022 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Board Considerations Regarding Approval of the Investment Management and Sub-Advisory Agreements for
FT Vest U.S. Small Cap Moderate Buffer ETF - February
FT Vest U.S. Small Cap Moderate Buffer ETF - November
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following two series of the Trust (each a “Fund” and collectively, the “Funds”):

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 6, 2023. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the March 6, 2023 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.90% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with representatives of the Advisor how the Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest Nasdaq-100 Buffer ETF and FT Vest International Equity Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.90% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Board Considerations Regarding Approval of the Investment Management and Sub-Advisory Agreements for
FT Vest U.S. Equity Buffer & Premium Income ETF - September
FT Vest U.S. Equity Buffer & Premium Income ETF - December
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 11, 2023. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 11, 2023 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Board Considerations Regarding Approval of the Investment Management and Sub-Advisory Agreements for
FT Vest Laddered Moderate Buffer ETF
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest Laddered Moderate Buffer ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on September 11, 2023. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 11, 2023 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Fund would invest substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
rate of 0.20% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund will invest in underlying ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding the estimated acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Expense Group. The Board also noted that the total (net) expense ratio (including the estimated acquired fund fees and expenses) for the Fund was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be most comparable to three other ETFs in the First Trust Fund Complex that invest in underlying ETFs, including ETFs in the First Trust Fund Complex, each of which has a unitary fee rate schedule starting at an annual rate of 0.20% of its average daily net assets, and two of which are ETFs managed by the Advisor and the Sub-Advisor that also invest substantially all of their respective assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will be responsible for trade execution for the Fund and will not utilize soft dollars in connection with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statement that it does not foresee any indirect benefits from its relationship with the Fund. In addition, the Board considered that the Advisor and the Sub-Advisor, as the investment advisor and the investment sub-advisor, respectively, to the underlying ETFs in which the Fund would

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
invest, will recognize additional revenue from such underlying ETFs if the Fund’s investment causes their assets to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Vest Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

First Trust Income Opportunities ETF (FCEF)
First Trust Flexible Municipal High Income ETF (MFLX)
First Trust Low Duration Strategic Focus ETF (LDSF)
First Trust Active Factor Large Cap ETF (AFLG)
First Trust Active Factor Mid Cap ETF (AFMC)
First Trust Active Factor Small Cap ETF (AFSM)

First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VIII
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the “Funds”), which contains detailed information about the Funds for the six-month period ended February 29, 2024.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Income Opportunities ETF (FCEF)
First Trust Income Opportunities ETF (the “Fund”) seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of closed-end investment companies and exchange-traded funds (“ETFs”) that are listed and traded in the United States on registered exchanges. The Fund may invest in money market funds and closed-end funds and/or ETFs that utilize leverage. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “FCEF.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	5 Years Ended 2/29/24	Inception (9/27/16) to 2/29/24	5 Years Ended 2/29/24	Inception (9/27/16) to 2/29/24
Fund Performance
NAV	8.19%	9.32%	5.14%	6.06%	28.48%	54.75%
Market Price	8.45%	9.58%	5.20%	6.10%	28.85%	55.11%
Index Performance
Russell 3000® Index	13.76%	28.60%	13.94%	13.70%	92.05%	159.30%
Blended Benchmark(1)	8.38%	10.36%	5.03%	5.73%	27.82%	51.25%
(See Notes to Fund Performance Overview on page 16.)

(1)
A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust
Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund’s underlying portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a
60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Income Opportunities ETF (FCEF) (Continued)

Top Ten Holdings	% of Total Long-Term Investments
Eaton Vance Tax-Advantaged Global Dividend Income Fund	4.1%
abrdn Healthcare Opportunities Fund	3.8
Ares Dynamic Credit Allocation Fund, Inc.	3.6
Invesco Variable Rate Investment Grade ETF	3.5
abrdn Healthcare Investors	3.4
Source Capital, Inc.	3.3
Eaton Vance Tax-Advantaged Dividend Income Fund	3.3
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.3
John Hancock Tax-Advantaged Dividend Income Fund	3.3
abrdn Global Infrastructure Income Fund	3.2
Total	34.8%

World Regions	% of Total Long-Term Investments
North America	80.0%
Europe	14.7
Asia	5.3
Total	100.0%

Credit Quality(1)	% of Total Long-Term Investments
AAA	7.2%
AA	9.3
A	6.6
BBB	17.5
BB	23.6
B	23.1
CCC-D	8.0
NR	4.7
Total	100.0%

Market Capitalization	% of Total Long-Term Investments
Mega	24.7%
Large	35.7
Mid	28.7
Small	8.0
Micro	2.9
Total	100.0%

(1)
The ratings are provided by Morningstar except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Income Opportunities ETF (FCEF) (Continued)

Performance of a $10,000 Initial Investment
September 27, 2016 - February 29, 2024

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$25,930
$15,475
$15,125
9/27/16
2/28/17
8/31/17
2/28/18
8/31/18
2/28/19
8/31/19
2/29/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust Income Opportunities ETF
Russell 3000® Index
Blended Benchmark

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Flexible Municipal High Income ETF (MFLX)
First Trust Flexible Municipal High Income ETF (the “Fund”) seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. The Fund may invest in municipal debt securities of any duration, maturity or credit quality, but will focus on longer duration, higher yielding municipal debt securities, including municipal debt securities that are rated below investment grade or unrated and determined by the Fund’s investment advisor, to be of comparable quality, also known as “junk” bonds. In addition, the Fund may invest up to 10% of its net assets in closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “MFLX.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	5 Years Ended 2/29/24	Inception (9/27/16) to 2/29/24	5 Years Ended 2/29/24	Inception (9/27/16) to 2/29/24
Fund Performance
NAV	5.59%	7.73%	2.34%	1.42%	12.25%	11.01%
Market Price	7.04%	7.62%	2.29%	1.38%	12.01%	10.69%
Index Performance
Bloomberg Municipal Long Bond (22+) Index	5.73%	7.23%	1.82%	1.78%	9.44%	14.01%
Blended Benchmark(1)	5.08%	6.86%	2.64%	2.67%	13.90%	21.63%
Bloomberg Municipal Bond Index	4.33%	5.42%	1.91%	1.84%	9.94%	14.51%
(See Notes to Fund Performance Overview on page 16.)

(1)	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust Flexible Municipal High Income ETF (MFLX) (Continued)

Fund Allocation	% of Net Assets
Municipal Bonds	93.7%
Closed-End Funds	4.9
Net Other Assets and Liabilities	1.4
Total	100.0%

Credit Quality(1)	% of Total Investments (including cash)
AAA	4.3%
AA	15.2
A	31.4
BBB	17.5
BB	7.8
B	1.4
CCC-D	0.0(2)
NR	22.0
Cash	0.4
Total	100.0%

Performance of a $10,000 Initial Investment
September 27, 2016 - February 29, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
9/27/16
2/28/17
8/31/17
2/28/18
8/31/18
2/28/19
8/31/19
2/29/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$12,163
$11,451
$11,401
$11,101
First Trust Flexible Municipal High Income ETF
Bloomberg Municipal Long Bond (22+) Index
Blended Benchmark
Bloomberg Municipal Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in municipal bond investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

(1)
This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P
Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

(2)	Amount is less than 0.1%.

Fund Performance Overview (Unaudited) (Continued)
First Trust Low Duration Strategic Focus ETF (LDSF)
First Trust Low Duration Strategic Focus ETF (the “Fund”) seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds (“ETFs”) that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on Nasdaq, Inc., under the ticker symbol “LDSF.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	5 Years Ended 2/29/24	Inception (1/3/19) to 2/29/24	5 Years Ended 2/29/24	Inception (1/3/19) to 2/29/24
Fund Performance
NAV	3.29%	5.59%	1.25%	1.62%	6.40%	8.63%
Market Price	3.35%	5.59%	1.23%	1.62%	6.30%	8.63%
Index Performance
Blended Benchmark(1)	3.37%	5.82%	1.91%	2.15%	9.94%	11.60%
Bloomberg 1-5 Year Government/Credit Index	2.67%	4.55%	1.33%	1.36%	6.83%	7.22%
(See Notes to Fund Performance Overview on page 16.)

Fund Allocation	% of Net Assets
Exchange-Traded Funds	100.0%
Money Market Funds	0.0*
Net Other Assets and Liabilities	0.0*
Total	100.0%

*	Amount is less than 0.1%.

(1)
The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 80-20 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Low Duration Strategic Focus ETF (LDSF) (Continued)

Performance of a $10,000 Initial Investment
January 3, 2019 - February 29, 2024

$11,500
$11,000
$10,500
$10,000
$9,500
$11,160
$10,863
$10,722
1/3/19
2/28/19
8/31/19
2/29/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust Low Duration Strategic Focus ETF
Blended Benchmark
Bloomberg 1-5 Year Government/Credit Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Active Factor Large Cap ETF (AFLG)
First Trust Active Factor Large Cap ETF (the “Fund”) seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on NYSE Arca, Inc., under the ticker symbol “AFLG.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (12/3/19) to 2/29/24	Inception (12/3/19) to 2/29/24
Fund Performance
NAV	16.36%	26.59%	11.37%	57.87%
Market Price	16.34%	26.63%	11.35%	57.71%
Index Performance
S&P 500® Index	13.93%	30.45%	14.35%	76.56%
(See Notes to Fund Performance Overview on page 16.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	27.6%
Financials	12.0
Industrials	11.9
Consumer Discretionary	11.7
Health Care	10.7
Communication Services	7.4
Consumer Staples	4.7
Materials	4.3
Utilities	3.9
Real Estate	3.0
Energy	2.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Apple, Inc.	5.6%
Microsoft Corp.	5.2
Amazon.com, Inc.	2.6
NVIDIA Corp.	2.5
Meta Platforms, Inc., Class A	2.4
Broadcom, Inc.	2.0
Alphabet, Inc., Class A	1.9
Berkshire Hathaway, Inc., Class B	1.5
PACCAR, Inc.	1.3
AbbVie, Inc.	1.2
Total	26.2%

Fund Performance Overview (Unaudited) (Continued)
First Trust Active Factor Large Cap ETF (AFLG) (Continued)

Performance of a $10,000 Initial Investment
December 3, 2019 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,656
$15,787
12/3/19
2/29/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust Active Factor Large Cap ETF
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Active Factor Mid Cap ETF (AFMC)
First Trust Active Factor Mid Cap ETF (the “Fund”) seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies. The Fund defines mid capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of mid capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on NYSE Arca, Inc., under the ticker symbol “AFMC.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (12/3/19) to 2/29/24	Inception (12/3/19) to 2/29/24
Fund Performance
NAV	13.98%	20.83%	10.05%	50.09%
Market Price	13.91%	20.65%	10.03%	49.93%
Index Performance
S&P MidCap 400® Index	10.16%	13.05%	11.01%	55.68%
Russell 3000® Index	13.76%	28.60%	13.66%	72.09%
(See Notes to Fund Performance Overview on page 16.)

Sector Allocation	% of Total Long-Term Investments
Industrials	22.8%
Consumer Discretionary	16.9
Financials	13.5
Information Technology	11.0
Health Care	8.8
Real Estate	7.2
Materials	6.7
Consumer Staples	5.3
Utilities	3.5
Energy	2.9
Communication Services	1.4
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Vistra Corp.	1.9%
Reliance, Inc.	1.5
Deckers Outdoor Corp.	1.4
Super Micro Computer, Inc.	1.3
Williams-Sonoma, Inc.	1.3
Builders FirstSource, Inc.	1.2
KB Home	1.1
Acuity Brands, Inc.	1.1
Sprouts Farmers Market, Inc.	1.1
Jabil, Inc.	1.1
Total	13.0%

Fund Performance Overview (Unaudited) (Continued)
First Trust Active Factor Mid Cap ETF (AFMC) (Continued)

Performance of a $10,000 Initial Investment
December 3, 2019 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,209
$15,568
$15,009
12/3/19
2/29/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust Active Factor Mid Cap ETF
S&P MidCap 400® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Active Factor Small Cap ETF (AFSM)
First Trust Active Factor Small Cap ETF (the “Fund”) seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies. The Fund defines small capitalization companies as those that, at the time of investment, have a market capitalization between a minimum of $250 million and the maximum market capitalization of a widely recognized index of small capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on NYSE Arca, Inc., under the ticker symbol “AFSM.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (12/3/19) to 2/29/24	Inception (12/3/19) to 2/29/24
Fund Performance
NAV	14.15%	18.17%	9.70%	48.07%
Market Price	14.12%	18.19%	9.68%	47.92%
Index Performance
Russell 2000® Index	8.97%	10.05%	7.47%	35.69%
Russell 3000® Index	13.76%	28.60%	13.66%	72.09%
(See Notes to Fund Performance Overview on page 16.)

Sector Allocation	% of Total Long-Term Investments
Industrials	19.4%
Health Care	14.7
Information Technology	14.0
Consumer Discretionary	13.9
Financials	13.3
Energy	6.6
Materials	5.7
Consumer Staples	5.0
Real Estate	5.0
Utilities	1.6
Communication Services	0.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
elf Beauty, Inc.	1.3%
Boise Cascade Co.	1.3
Alpha Metallurgical Resources, Inc.	1.2
Warrior Met Coal, Inc.	1.2
Enstar Group Ltd.	1.0
Arch Resources, Inc.	0.9
Caleres, Inc.	0.9
Comfort Systems USA, Inc.	0.9
Abercrombie & Fitch Co., Class A	0.9
Super Micro Computer, Inc.	0.9
Total	10.5%

Fund Performance Overview (Unaudited) (Continued)
First Trust Active Factor Small Cap ETF (AFSM) (Continued)

Performance of a $10,000 Initial Investment
December 3, 2019 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,209
$14,807
$13,569
12/3/19
2/29/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust Active Factor Small Cap ETF
Russell 2000® Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Income Opportunities ETF (the “Fund”). First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following person serves as portfolio manager of the Fund.
Ken Fincher, Senior Vice President and Portfolio Manager of First Trust
The portfolio manager is responsible for the day-to-day management of the Fund. Ken Fincher has served as part of the portfolio management team of the Fund since 2016.

Portfolio Management (Continued)
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Flexible Municipal High Income ETF (the “Fund”). First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund.
Johnathan N. Wilhelm, Senior Vice President and Senior Portfolio Manager of First Trust
Ken Fincher, Senior Vice President and Portfolio Manager of First Trust
Tom Byron, Senior Vice President and Senior Portfolio Manager of First Trust
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Ken Fincher has served as part of the portfolio management team of the Fund since 2016 and Johnathan Wilhelm and Tom Byron have each served as part of the portfolio management team of the Fund since 2022.

Portfolio Management (Continued)
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Low Duration Strategic Focus ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The Fund’s portfolio is managed by a team of portfolio managers consisting of:
Daniel J. Lindquist, Managing Director of First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust
Chris A. Peterson, Senior Vice President of First Trust
William Housey, Senior Vice President of First Trust
Steve Collins, Vice President of First Trust
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since 2019.
In making their investment decisions, the Fund’s portfolio managers will consider information from the Advisory Oversight department of First Trust regarding risk management, portfolio diversification, investment teams, and other risk factors of the ETFs under consideration. The Advisory Oversight department will also assist the portfolio managers with ongoing monitoring of the underlying ETFs’ performance attribution, risk levels, investment restriction compliance, and other risk factors. The Advisory Oversight department individual with responsibility for the Fund is Chris Fallow, CFA, Senior Vice President of First Trust.

Portfolio Management (Continued)
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Active Factor Large Cap ETF (“AFLG”), the First Trust Active Factor Mid Cap ETF (“AFMC”), and the First Trust Active Factor Small Cap ETF (“AFSM”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds’ portfolios, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Portfolio Management Team
Each Fund’s portfolio is managed by a team (the “Investment Committee”) consisting of:
Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust
Jon C. Erickson, Senior Vice President of First Trust
Roger F. Testin, Senior Vice President of First Trust
Stan Ueland, Senior Vice President of First Trust
Chris A. Peterson, Senior Vice President of First Trust
Chris Bush, Vice President of First Trust
Erik Russo, Vice President of First Trust
The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds. Each Investment Committee member has served as a part of the portfolio management team of the Funds since 2019, except for Chris Bush, who has served as a member of the portfolio management team since 2021, and Erik Russo, who has served as a member of the portfolio management team since 2022.

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of First Trust Income Opportunities ETF, First Trust Flexible Municipal High Income ETF, First Trust Low Duration Strategic Focus ETF, First Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap ETF or First Trust Active Factor Small Cap ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Income Opportunities ETF (FCEF) (b)
Actual	$1,000.00	$1,081.90	0.85%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27
First Trust Flexible Municipal High Income ETF (MFLX) (b)
Actual	$1,000.00	$1,055.90	0.75%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
First Trust Low Duration Strategic Focus ETF (LDSF) (b)
Actual	$1,000.00	$1,032.90	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01
First Trust Active Factor Large Cap ETF (AFLG)
Actual	$1,000.00	$1,163.60	0.55%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
First Trust Active Factor Mid Cap ETF (AFMC)
Actual	$1,000.00	$1,139.80	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
First Trust Active Factor Small Cap ETF (AFSM)
Actual	$1,000.00	$1,141.50	0.75%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 93.5%
	Capital Markets — 93.5%
54,007	abrdn Global Infrastructure Income Fund	$930,001
58,670	abrdn Healthcare Investors	986,829
55,808	abrdn Healthcare Opportunities Fund	1,098,860
10,448	abrdn Life Sciences Investors	143,033
20,010	Adams Natural Resources Fund, Inc.	424,612
17,770	Angel Oak Financial Strategies Income Term Trust	217,505
75,671	Ares Dynamic Credit Allocation Fund, Inc.	1,043,503
37,423	BlackRock Capital Allocation Term Trust	581,928
15,074	BlackRock Enhanced Capital and Income Fund, Inc.	292,586
1,770	BlackRock Health Sciences Trust	74,375
13,374	BlackRock Multi-Sector Income Trust	207,431
25,358	BlackRock Resources & Commodities Strategy Trust	210,725
22,180	BlackRock Science & Technology Trust	816,002
10,254	BlackRock Utilities Infrastructure & Power Opportunities Trust	214,104
56,146	Blackstone Strategic Credit 2027 Term Fund	659,716
14,788	Central Securities Corp.	574,218
33,931	Cohen & Steers Infrastructure Fund, Inc.	740,374
35,843	Cohen & Steers REIT and Preferred and Income Fund, Inc.	733,348
26,036	DoubleLine Income Solutions Fund	328,835
40,423	Eaton Vance Short Duration Diversified Income Fund	431,718
42,489	Eaton Vance Tax-Advantaged Dividend Income Fund	961,951
66,812	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,189,254
39,163	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	958,319
142,922	FS Credit Opportunities Corp.	821,802
40,196	Gabelli Dividend & Income Trust (The)	891,547
12,267	General American Investors Co., Inc.	548,948
Shares	Description	Value

	Capital Markets (Continued)
49,441	John Hancock Tax-Advantaged Dividend Income Fund	$954,706
15,836	Kayne Anderson Energy Infrastructure Fund	145,216
55,042	MainStay CBRE Global Infrastructure Megatrends Term Fund	677,017
148,871	Nuveen Credit Strategies Income Fund	821,768
59,406	Nuveen Floating Rate Income Fund	513,862
7,818	Nuveen Mortgage and Income Fund	136,815
18,198	Nuveen Multi-Asset Income Fund	220,014
92,129	Nuveen Preferred & Income Opportunities Fund	658,722
36,893	Nuveen Real Asset Income and Growth Fund	422,056
25,259	Nuveen Variable Rate Preferred & Income Fund	442,285
61,038	PGIM Global High Yield Fund, Inc.	710,482
9,564	PIMCO Access Income Fund	146,807
51,491	PIMCO Dynamic Income Opportunities Fund	675,047
43,372	Principal Real Estate Income Fund	436,756
19,346	Reaves Utility Income Fund	506,091
15,974	Royce Micro-Cap Trust, Inc.	149,037
35,080	Royce Value Trust, Inc.	514,974
23,525	Source Capital, Inc.	965,936
9,708	Tortoise Power and Energy Infrastructure Fund, Inc.	141,348
27,457	Tri-Continental Corp.	814,100
15,462	Virtus Artificial Intelligence & Technology Opportunities Fund	300,581
25,535	Western Asset Diversified Income Fund	369,747
53,458	Western Asset High Income Opportunity Fund, Inc.	209,021
34,693	Western Asset Inflation-Linked Opportunities & Income Fund	293,850
7,764	Western Asset Investment Grade Defined Opportunity Trust, Inc.	132,454
	Total Closed-End Funds	27,440,216
	(Cost $30,152,184)
See Notes to Financial Statements

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 4.9%
	Capital Markets — 4.9%
40,327	Invesco Variable Rate Investment Grade ETF	$1,010,998
4,792	SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	439,810
	Total Exchange-Traded Funds	1,450,808
	(Cost $1,447,204)
MONEY MARKET FUNDS — 1.4%
402,875	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (a)	402,875
	(Cost $402,875)

	Total Investments — 99.8%	29,293,899
	(Cost $32,002,263)
	Net Other Assets and Liabilities — 0.2%	64,860
	Net Assets — 100.0%	$29,358,759

(a)	Rate shown reflects yield as of February 29, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$ 27,440,216	$ 27,440,216	$ —	$ —
Exchange-Traded Funds*	1,450,808	1,450,808	—	—
Money Market Funds	402,875	402,875	—	—
Total Investments	$29,293,899	$29,293,899	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
February 29, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 93.7%
	Alabama — 5.9%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$250,373
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/44	494,488
250,000	Southeast Energy Auth AL Cmdy Sply Rev Proj #2, Ser B (Mandatory put 12/01/31)	4.00%	12/01/51	251,320
				996,181
	Arizona — 4.1%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	244,949
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	191,927
250,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	6.25%	11/15/35	267,073
				703,949
	Arkansas — 0.6%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	102,023
	California — 10.1%
300,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmnyts & Svcs, Ser B	5.25%	11/15/53	317,622
250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	255,826
250,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	218,602
300,000	Long Beach CA Arpt System Rev, Ser A, AGM	5.00%	06/01/37	350,075
300,000	San Francisco City & Cnty Pub Util Commn Pwr Rev, Ser B	4.00%	11/01/42	309,450
245,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/35	269,030
				1,720,605
	Colorado — 4.1%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	221,636
250,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	270,754
200,000	Denver City & Cnty CO Spl Facs Arpt Rev Ref United Airls Inc Proj, AMT	5.00%	10/01/32	199,986
				692,376
	Florida — 9.9%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	255,823
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/41	220,284
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	231,403
265,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	271,088
250,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	254,244
250,000	Ridge at Apopka CDD FL Spl Assmnt	5.38%	05/01/42	250,226
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	197,846
				1,680,914
	Georgia — 1.5%
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	249,351
	Guam — 1.6%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	263,411
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois — 4.9%
$300,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	$319,211
250,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/34	270,124
250,000	IL St, Ser B	4.00%	12/01/37	250,964
				840,299
	Indiana — 1.9%
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	322,973
	Iowa — 1.6%
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	264,304
	Kansas — 3.0%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	248,579
250,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev Impt, Ser A	5.00%	09/01/40	253,470
				502,049
	Kentucky — 2.9%
500,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (b)	4.60%	08/01/61	500,000
	Missouri — 3.0%
250,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev CoxHealth & Oblig Grp, Ser A	5.00%	11/15/37	267,037
250,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A	5.00%	02/01/42	245,063
				512,100
	New York — 8.6%
300,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	323,656
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub-2nd Gen Resolution, Ser DD (b)	3.80%	06/15/33	250,000
300,000	New York NY City Transitional Fin Auth Rev Sub-Multi Modal, Ser F-1	5.25%	02/01/53	331,320
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	275,366
250,000	NY St Thruway Auth Ref, Ser P	5.25%	01/01/54	276,417
				1,456,759
	North Carolina — 1.2%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	208,937
	Ohio — 7.6%
250,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	238,589
300,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	296,895
250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	228,234
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$250,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	$252,573
250,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	5.00%	02/01/35	275,652
				1,291,943
	Oregon — 2.9%
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	232,602
250,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	254,996
				487,598
	Pennsylvania — 1.5%
250,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Cntr, Ser A	4.00%	07/15/37	255,317
	Puerto Rico — 2.9%
250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	242,664
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	248,857
				491,521
	South Carolina — 3.0%
250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser-B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	270,210
250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	234,545
				504,755
	Texas — 4.6%
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/41	268,841
250,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	235,043
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	277,805
				781,689
	Vermont — 1.6%
300,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	276,219
	Virginia — 1.6%
250,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	279,900
	Washington — 1.9%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	318,687
	Wisconsin — 1.2%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	212,066
	Total Municipal Bonds			15,915,926
	(Cost $15,666,331)

Shares	Description	Value
CLOSED-END FUNDS — 4.9%
	Capital Markets — 4.9%
1,416	BlackRock MuniAssets Fund, Inc.	15,689
2,995	BlackRock Municipal Income Fund, Inc.	35,371
3,183	BlackRock Municipal Income Quality Trust	36,223
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
5,349	BlackRock Municipal Income Trust	$54,988
6,710	BlackRock Municipal Income Trust II	72,535
2,770	BlackRock MuniHoldings Fund, Inc.	33,240
4,621	BlackRock MuniYield Quality Fund II, Inc.	48,197
6,499	BlackRock MuniYield Quality Fund III, Inc.	74,284
3,063	BlackRock MuniYield Quality Fund, Inc.	37,644
7,192	Eaton Vance Municipal Bond Fund	74,653
5,360	Eaton Vance Municipal Income Trust	54,404
6,268	Invesco Quality Municipal Income Trust	60,047
3,576	Invesco Trust for Investment Grade Municipals	35,224
6,181	Nuveen AMT-Free Municipal Credit Income Fund	73,059
2,921	Nuveen AMT-Free Quality Municipal Income Fund	31,985
2,745	Nuveen Municipal Credit Income Fund	32,803
3,548	Nuveen Municipal Value Fund, Inc.	30,832
2,860	Nuveen Quality Municipal Income Fund	32,261
	Total Closed-End Funds	833,439
	(Cost $952,594)

	Total Investments — 98.6%	16,749,365
	(Cost $16,618,925)
	Net Other Assets and Liabilities — 1.4%	240,463
	Net Assets — 100.0%	$16,989,828

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2024, securities noted as such amounted to $1,848,155 or 10.9% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$15,915,926	$—	$15,915,926	$—
Closed-End Funds**	833,439	833,439	—	—
Total Investments	$16,749,365	$833,439	$15,915,926	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets — 100.0%
90,099	First Trust Enhanced Short Maturity ETF (a)	$5,371,702
1,984,931	First Trust Limited Duration Investment Grade Corporate ETF (a)	37,237,306
889,826	First Trust Low Duration Opportunities ETF (a)	42,791,732
258,599	First Trust Tactical High Yield ETF (a)	10,649,107
68,798	iShares 3-7 Year Treasury Bond ETF	7,952,361
28,542	iShares MBS ETF	2,623,295
	Total Exchange-Traded Funds	106,625,503
	(Cost $110,189,489)
MONEY MARKET FUNDS — 0.0%
29,703	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (b)	29,703
	(Cost $29,703)

	Total Investments — 100.0%	106,655,206
	(Cost $110,219,192)
	Net Other Assets and Liabilities — 0.0%	4,943
	Net Assets — 100.0%	$106,660,149

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of February 29, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 106,625,503	$ 106,625,503	$ —	$ —
Money Market Funds	29,703	29,703	—	—
Total Investments	$106,655,206	$106,655,206	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Aerospace & Defense — 0.5%
109	Howmet Aerospace, Inc.	$7,254
161	Textron, Inc.	14,340
		21,594
	Air Freight & Logistics — 0.2%
75	Expeditors International of Washington, Inc.	8,970
	Banks — 1.6%
307	Citizens Financial Group, Inc.	9,636
80	JPMorgan Chase & Co.	14,885
139	M&T Bank Corp.	19,424
989	Regions Financial Corp.	18,425
267	Zions Bancorp N.A.	10,528
		72,898
	Beverages — 0.1%
35	Celsius Holdings, Inc. (a)	2,857
	Biotechnology — 1.9%
298	AbbVie, Inc.	52,463
297	Gilead Sciences, Inc.	21,414
19	Neurocrine Biosciences, Inc. (a)	2,478
18	Vertex Pharmaceuticals, Inc. (a)	7,573
		83,928
	Broadline Retail — 2.7%
648	Amazon.com, Inc. (a)	114,541
86	eBay, Inc.	4,066
		118,607
	Building Products — 3.0%
159	A.O. Smith Corp.	13,181
14	Advanced Drainage Systems, Inc.	2,286
135	Builders FirstSource, Inc. (a)	26,349
54	Carlisle Cos., Inc.	18,900
27	Fortune Brands Innovations, Inc.	2,196
30	Lennox International, Inc.	14,136
365	Masco Corp.	28,018
54	Owens Corning	8,088
66	Trane Technologies PLC	18,610
		131,764
	Capital Markets — 2.1%
19	Ameriprise Financial, Inc.	7,740
188	Bank of New York Mellon (The) Corp.	10,545
133	Cboe Global Markets, Inc.	25,536
80	CME Group, Inc.	17,628
97	Intercontinental Exchange, Inc.	13,427
113	State Street Corp.	8,331
108	Tradeweb Markets, Inc., Class A	11,429
		94,636
Shares	Description	Value

	Chemicals — 1.8%
239	CF Industries Holdings, Inc.	$19,292
70	Ecolab, Inc.	15,739
38	Linde PLC	17,055
42	LyondellBasell Industries N.V., Class A	4,212
247	Mosaic (The) Co.	7,696
15	PPG Industries, Inc.	2,124
41	RPM International, Inc.	4,729
28	Sherwin-Williams (The) Co.	9,297
		80,144
	Commercial Services & Supplies — 0.4%
24	Cintas Corp.	15,086
54	Rollins, Inc.	2,380
		17,466
	Communications Equipment — 2.0%
20	Arista Networks, Inc. (a)	5,551
574	Cisco Systems, Inc.	27,764
120	F5, Inc. (a)	22,467
732	Juniper Networks, Inc.	27,106
21	Motorola Solutions, Inc.	6,938
		89,826
	Consumer Staples Distribution & Retail — 2.0%
415	Albertsons Cos., Inc., Class A	8,416
56	Costco Wholesale Corp.	41,658
421	Kroger (The) Co.	20,886
98	Walgreens Boots Alliance, Inc.	2,084
258	Walmart, Inc.	15,121
		88,165
	Containers & Packaging — 0.3%
294	International Paper Co.	10,396
14	Packaging Corp. of America	2,536
		12,932
	Distributors — 0.2%
157	LKQ Corp.	8,210
	Diversified REITs — 0.2%
165	WP Carey, Inc.	9,294
	Diversified Telecommunication Services — 0.8%
672	AT&T, Inc.	11,377
605	Verizon Communications, Inc.	24,212
		35,589
	Electric Utilities — 2.2%
192	Constellation Energy Corp.	32,342
342	Evergy, Inc.	16,943
563	FirstEnergy Corp.	20,612
223	NRG Energy, Inc.	12,336
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
75	PPL Corp.	$1,978
67	Southern (The) Co.	4,506
138	Xcel Energy, Inc.	7,271
		95,988
	Electrical Equipment — 1.0%
13	AMETEK, Inc.	2,342
107	Eaton Corp. PLC	30,923
18	Hubbell, Inc.	6,852
85	Vertiv Holdings Co., Class A	5,748
		45,865
	Electronic Equipment, Instruments & Components — 1.7%
120	Amphenol Corp., Class A	13,109
13	CDW Corp.	3,200
235	Jabil, Inc.	33,861
133	Keysight Technologies, Inc. (a)	20,522
30	TE Connectivity Ltd.	4,307
		74,999
	Entertainment — 0.5%
36	Electronic Arts, Inc.	5,021
27	Netflix, Inc. (a)	16,279
20	Roku, Inc. (a)	1,264
		22,564
	Financial Services — 3.3%
166	Berkshire Hathaway, Inc., Class B (a)	67,960
94	Corebridge Financial, Inc.	2,334
48	Fiserv, Inc. (a)	7,165
47	Mastercard, Inc., Class A	22,314
97	Visa, Inc., Class A	27,416
1,495	Western Union (The) Co.	20,048
		147,237
	Food Products — 0.7%
60	Archer-Daniels-Midland Co.	3,187
115	Bunge Global S.A.	10,853
119	Kraft Heinz (The) Co.	4,198
165	Mondelez International, Inc., Class A	12,056
		30,294
	Ground Transportation — 0.5%
303	Uber Technologies, Inc. (a)	24,088
	Health Care Equipment & Supplies — 0.9%
434	Boston Scientific Corp. (a)	28,735
35	Stryker Corp.	12,218
		40,953
Shares	Description	Value

	Health Care Providers & Services — 5.1%
197	Cardinal Health, Inc.	$22,060
125	Cencora, Inc.	29,450
286	Centene Corp. (a)	22,431
25	Cigna Group (The)	8,404
165	CVS Health Corp.	12,271
61	Elevance Health, Inc.	30,576
226	Henry Schein, Inc. (a)	17,282
24	Humana, Inc.	8,408
19	Laboratory Corp. of America Holdings	4,101
51	McKesson Corp.	26,592
6	Molina Healthcare, Inc. (a)	2,363
15	Quest Diagnostics, Inc.	1,873
68	UnitedHealth Group, Inc.	33,565
47	Universal Health Services, Inc., Class B	7,852
		227,228
	Health Care REITs — 0.3%
130	Welltower, Inc.	11,981
	Hotel & Resort REITs — 0.4%
829	Host Hotels & Resorts, Inc.	17,193
	Hotels, Restaurants & Leisure — 0.7%
5	Booking Holdings, Inc. (a)	17,344
6	Domino’s Pizza, Inc.	2,690
43	DoorDash, Inc., Class A (a)	5,357
117	DraftKings, Inc., Class A (a)	5,068
		30,459
	Household Durables — 2.9%
187	D.R. Horton, Inc.	27,945
89	Garmin Ltd.	12,224
116	Lennar Corp., Class A	18,387
6	NVR, Inc. (a)	45,754
237	PulteGroup, Inc.	25,686
		129,996
	Household Products — 1.4%
184	Colgate-Palmolive Co.	15,920
36	Kimberly-Clark Corp.	4,362
266	Procter & Gamble (The) Co.	42,278
		62,560
	Independent Power and Renewable Electricity Producers — 1.0%
809	Vistra Corp.	44,123
	Industrial Conglomerates — 0.9%
212	3M Co.	19,530
116	General Electric Co.	18,199
		37,729
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 4.8%
357	Aflac, Inc.	$28,824
69	American Financial Group, Inc.	8,809
340	American International Group, Inc.	24,783
157	Arch Capital Group Ltd. (a)	13,752
63	Assurant, Inc.	11,431
143	Brown & Brown, Inc.	12,042
233	CNA Financial Corp.	10,240
10	Erie Indemnity Co., Class A	4,069
37	Globe Life, Inc.	4,696
278	Hartford Financial Services Group (The), Inc.	26,644
409	Loews Corp.	30,728
105	Prudential Financial, Inc.	11,444
58	Travelers (The) Cos., Inc.	12,816
142	W.R. Berkley Corp.	11,871
9	Willis Towers Watson PLC	2,454
		214,603
	Interactive Media & Services — 4.6%
611	Alphabet, Inc., Class A (a)	84,599
325	Match Group, Inc. (a)	11,713
216	Meta Platforms, Inc., Class A	105,868
65	Pinterest, Inc., Class A (a)	2,386
		204,566
	IT Services — 2.0%
42	Accenture PLC, Class A	15,741
295	Cognizant Technology Solutions Corp., Class A	23,311
155	DXC Technology Co. (a)	3,388
16	Gartner, Inc. (a)	7,449
151	GoDaddy, Inc., Class A (a)	17,237
113	International Business Machines Corp.	20,908
		88,034
	Machinery — 4.0%
97	Caterpillar, Inc.	32,394
47	Cummins, Inc.	12,625
63	Dover Corp.	10,419
58	Graco, Inc.	5,293
11	Illinois Tool Works, Inc.	2,884
165	Ingersoll Rand, Inc.	15,069
509	PACCAR, Inc.	56,443
28	Parker-Hannifin Corp.	14,992
86	Snap-on, Inc.	23,707
17	Westinghouse Air Brake Technologies Corp.	2,402
		176,228
Shares	Description	Value

	Media — 1.4%
750	Comcast Corp., Class A	$32,137
607	Fox Corp., Class A	18,083
65	Interpublic Group of (The) Cos., Inc.	2,041
439	News Corp., Class A	11,800
		64,061
	Metals & Mining — 2.2%
136	Nucor Corp.	26,153
124	Reliance, Inc.	39,831
84	Southern Copper Corp.	6,792
187	Steel Dynamics, Inc.	25,025
		97,801
	Multi-Utilities — 0.7%
146	Consolidated Edison, Inc.	12,733
310	Public Service Enterprise Group, Inc.	19,344
		32,077
	Oil, Gas & Consumable Fuels — 2.8%
175	APA Corp.	5,213
46	Chevron Corp.	6,993
33	ConocoPhillips	3,714
190	Devon Energy Corp.	8,371
218	Exxon Mobil Corp.	22,785
199	HF Sinclair Corp.	11,045
157	Marathon Petroleum Corp.	26,569
125	Phillips 66	17,814
157	Valero Energy Corp.	22,209
		124,713
	Pharmaceuticals — 2.8%
430	Bristol-Myers Squibb Co.	21,823
36	Eli Lilly & Co.	27,133
126	Johnson & Johnson	20,334
156	Merck & Co., Inc.	19,835
1,098	Organon & Co.	19,116
361	Pfizer, Inc.	9,588
393	Viatris, Inc.	4,861
		122,690
	Professional Services — 1.0%
77	Booz Allen Hamilton Holding Corp.	11,374
17	Jacobs Solutions, Inc.	2,493
18	Paychex, Inc.	2,207
245	Robert Half, Inc.	19,698
66	SS&C Technologies Holdings, Inc.	4,208
19	Verisk Analytics, Inc.	4,596
		44,576
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development — 0.2%
115	CBRE Group, Inc., Class A (a)	$10,567
	Residential REITs — 0.4%
30	Equity LifeStyle Properties, Inc.	2,019
65	Equity Residential	3,914
110	Mid-America Apartment Communities, Inc.	13,825
		19,758
	Retail REITs — 0.3%
84	Simon Property Group, Inc.	12,444
	Semiconductors & Semiconductor Equipment — 6.9%
119	Applied Materials, Inc.	23,993
67	Broadcom, Inc.	87,133
24	KLA Corp.	16,375
120	Microchip Technology, Inc.	10,097
140	NVIDIA Corp.	110,757
56	NXP Semiconductors N.V.	13,985
39	Qorvo, Inc. (a)	4,467
195	QUALCOMM, Inc.	30,769
105	Skyworks Solutions, Inc.	11,016
		308,592
	Software — 8.1%
26	Adobe, Inc. (a)	14,567
142	AppLovin Corp., Class A (a)	8,480
22	Cadence Design Systems, Inc. (a)	6,696
27	Fair Isaac Corp. (a)	34,288
92	Gen Digital, Inc.	1,977
56	Manhattan Associates, Inc. (a)	14,186
559	Microsoft Corp.	231,225
154	Nutanix, Inc., Class A (a)	9,727
12	Palo Alto Networks, Inc. (a)	3,727
97	Salesforce, Inc. (a)	29,956
11	Synopsys, Inc. (a)	6,311
		361,140
	Specialized REITs — 1.1%
389	Gaming and Leisure Properties, Inc.	17,692
42	Public Storage	11,923
364	VICI Properties, Inc.	10,894
301	Weyerhaeuser Co.	10,348
		50,857
	Specialty Retail — 3.3%
5	AutoZone, Inc. (a)	15,030
268	Bath & Body Works, Inc.	12,248
268	Best Buy Co., Inc.	21,676
27	Home Depot (The), Inc.	10,276
Shares	Description	Value

	Specialty Retail (Continued)
118	Lowe’s Cos., Inc.	$28,399
8	O’Reilly Automotive, Inc. (a)	8,699
19	Ross Stores, Inc.	2,830
64	TJX (The) Cos., Inc.	6,345
400	Victoria’s Secret & Co. (a)	11,424
122	Williams-Sonoma, Inc.	28,735
		145,662
	Technology Hardware, Storage & Peripherals — 6.8%
1,366	Apple, Inc.	246,904
111	Dell Technologies, Inc., Class C	10,507
382	HP, Inc.	10,822
289	NetApp, Inc.	25,756
8	Super Micro Computer, Inc. (a)	6,929
		300,918
	Textiles, Apparel & Luxury Goods — 1.9%
20	Deckers Outdoor Corp. (a)	17,912
235	Ralph Lauren Corp.	43,691
460	Tapestry, Inc.	21,864
		83,467
	Tobacco — 0.5%
567	Altria Group, Inc.	23,196
	Trading Companies & Distributors — 0.4%
69	Fastenal Co.	5,038
10	W.W. Grainger, Inc.	9,734
8	Watsco, Inc.	3,153
		17,925
	Wireless Telecommunication Services — 0.1%
20	T-Mobile US, Inc.	3,266
	Total Common Stocks	4,427,278
	(Cost $3,608,005)
MONEY MARKET FUNDS — 0.3%
11,292	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (b)	11,292
	(Cost $11,292)

	Total Investments — 99.9%	4,438,570
	(Cost $3,619,297)
	Net Other Assets and Liabilities — 0.1%	4,631
	Net Assets — 100.0%	$4,443,201

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 29, 2024.

See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,427,278	$ 4,427,278	$ —	$ —
Money Market Funds	11,292	11,292	—	—
Total Investments	$4,438,570	$4,438,570	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
38	Curtiss-Wright Corp.	$8,978
97	Moog, Inc., Class A	14,545
		23,523
	Automobiles — 0.3%
190	Thor Industries, Inc.	24,354
	Banks — 3.8%
818	Bank OZK	35,828
853	Cadence Bank	23,611
906	Cathay General Bancorp	35,379
1,193	CVB Financial Corp.	20,305
1,348	First Horizon Corp.	19,007
773	Home BancShares, Inc.	18,135
1,039	International Bancshares Corp.	53,914
235	Popular, Inc.	19,665
266	SouthState Corp.	22,355
587	Zions Bancorp N.A.	23,145
		271,344
	Beverages — 1.3%
200	Celsius Holdings, Inc. (a)	16,324
87	Coca-Cola Consolidated, Inc.	73,150
		89,474
	Biotechnology — 1.5%
115	Blueprint Medicines Corp. (a)	10,755
1,390	Exelixis, Inc. (a)	30,441
175	Halozyme Therapeutics, Inc. (a)	6,967
168	Neurocrine Biosciences, Inc. (a)	21,907
154	United Therapeutics Corp. (a)	34,748
		104,818
	Broadline Retail — 1.0%
85	Dillard’s, Inc., Class A	35,252
796	Macy’s, Inc.	13,882
901	Nordstrom, Inc.	18,894
		68,028
	Building Products — 5.8%
119	A.O. Smith Corp.	9,865
156	Advanced Drainage Systems, Inc.	25,466
401	AZEK (The) Co., Inc. (a)	19,292
427	Builders FirstSource, Inc. (a)	83,342
130	Carlisle Cos., Inc.	45,500
89	Lennox International, Inc.	41,938
2,503	Masterbrand, Inc. (a)	43,327
444	Owens Corning	66,502
246	Simpson Manufacturing Co., Inc.	51,335
216	UFP Industries, Inc.	24,760
		411,327
	Capital Markets — 1.4%
216	Affiliated Managers Group, Inc.	33,763
Shares	Description	Value

	Capital Markets (Continued)
123	Evercore, Inc., Class A	$23,011
182	Federated Hermes, Inc.	6,412
502	Stifel Financial Corp.	38,081
		101,267
	Chemicals — 1.7%
80	NewMarket Corp.	51,334
396	Olin Corp.	21,305
41	Quaker Chemical Corp.	8,220
322	RPM International, Inc.	37,143
		118,002
	Commercial Services & Supplies — 0.7%
893	HNI Corp.	40,015
58	MSA Safety, Inc.	10,681
		50,696
	Communications Equipment — 0.8%
184	F5, Inc. (a)	34,449
1,171	NetScout Systems, Inc. (a)	25,352
		59,801
	Construction & Engineering — 2.1%
485	API Group Corp. (a)	16,999
193	Comfort Systems USA, Inc.	59,006
225	EMCOR Group, Inc.	70,542
		146,547
	Construction Materials — 0.7%
192	Eagle Materials, Inc.	48,682
	Consumer Finance — 1.0%
155	FirstCash Holdings, Inc.	17,748
1,844	Navient Corp.	29,983
1,061	SLM Corp.	22,101
		69,832
	Consumer Staples Distribution & Retail — 1.4%
27	Casey’s General Stores, Inc.	8,221
1,205	Sprouts Farmers Market, Inc. (a)	75,240
277	US Foods Holding Corp. (a)	14,069
		97,530
	Containers & Packaging — 0.8%
85	AptarGroup, Inc.	11,939
541	Berry Global Group, Inc.	31,492
236	Greif, Inc., Class A	15,212
		58,643
	Diversified Consumer Services — 1.6%
37	Duolingo, Inc. (a)	8,843
43	Graham Holdings Co., Class B	30,200
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
179	Grand Canyon Education, Inc. (a)	$24,129
973	H&R Block, Inc.	47,629
		110,801
	Electric Utilities — 0.7%
231	ALLETE, Inc.	13,084
666	NRG Energy, Inc.	36,843
		49,927
	Electrical Equipment — 2.4%
303	Acuity Brands, Inc.	76,126
200	Atkore, Inc.	33,880
192	EnerSys	17,641
50	Hubbell, Inc.	19,033
201	NEXTracker, Inc., Class A (a)	11,304
218	nVent Electric PLC	14,676
		172,660
	Electronic Equipment, Instruments & Components — 3.5%
227	Arrow Electronics, Inc. (a)	26,673
20	Badger Meter, Inc.	3,174
234	Belden, Inc.	19,932
105	Insight Enterprises, Inc. (a)	19,740
520	Jabil, Inc.	74,927
562	Sanmina Corp. (a)	35,518
365	TD SYNNEX Corp.	37,923
1,094	Vishay Intertechnology, Inc.	23,795
100	Vontier Corp.	4,300
		245,982
	Energy Equipment & Services — 0.7%
225	ChampionX Corp.	6,989
402	Weatherford International PLC (a)	41,249
		48,238
	Entertainment — 0.1%
71	Roku, Inc. (a)	4,486
	Financial Services — 3.5%
1,346	Enact Holdings, Inc.	37,311
182	Equitable Holdings, Inc.	6,232
1,278	Essent Group Ltd.	68,462
3,694	MGIC Investment Corp.	73,474
1,997	Radian Group, Inc.	58,192
246	Western Union (The) Co.	3,299
		246,970
	Food Products — 1.0%
317	Ingredion, Inc.	37,289
Shares	Description	Value

	Food Products (Continued)
134	J.M. Smucker (The) Co.	$16,103
208	Post Holdings, Inc. (a)	21,665
		75,057
	Gas Utilities — 0.9%
672	National Fuel Gas Co.	32,753
270	New Jersey Resources Corp.	11,235
697	UGI Corp.	17,063
		61,051
	Ground Transportation — 0.1%
506	Lyft, Inc., Class A (a)	8,035
	Health Care Equipment & Supplies — 1.6%
1,219	Envista Holdings Corp. (a)	25,172
691	Globus Medical, Inc., Class A (a)	37,307
112	Haemonetics Corp. (a)	8,174
398	Integra LifeSciences Holdings Corp. (a)	14,690
124	Lantheus Holdings, Inc. (a)	8,107
71	Merit Medical Systems, Inc. (a)	5,410
80	Penumbra, Inc. (a)	18,794
		117,654
	Health Care Providers & Services — 4.2%
361	AMN Healthcare Services, Inc. (a)	20,314
414	Cardinal Health, Inc.	46,360
87	Chemed Corp.	54,473
43	CorVel Corp. (a)	10,492
447	Enhabit, Inc. (a)	4,023
149	Ensign Group (The), Inc.	18,613
219	Henry Schein, Inc. (a)	16,747
85	Molina Healthcare, Inc. (a)	33,482
398	Option Care Health, Inc. (a)	12,844
198	Patterson Cos., Inc.	5,364
813	Premier, Inc., Class A	16,959
526	Tenet Healthcare Corp. (a)	48,918
70	Universal Health Services, Inc., Class B	11,694
		300,283
	Health Care REITs — 1.6%
2,173	Medical Properties Trust, Inc.	9,148
1,588	Omega Healthcare Investors, Inc.	49,419
4,065	Sabra Health Care REIT, Inc.	56,422
		114,989
	Hotel & Resort REITs — 0.7%
892	Apple Hospitality REIT, Inc.	14,352
2,320	Park Hotels & Resorts, Inc.	38,512
		52,864
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 0.6%
170	Texas Roadhouse, Inc.	$25,393
471	Travel + Leisure Co.	21,049
		46,442
	Household Durables — 5.1%
120	Installed Building Products, Inc.	28,672
1,165	KB Home	77,391
342	Meritage Homes Corp.	53,920
370	PulteGroup, Inc.	40,101
941	Taylor Morrison Home Corp. (a)	53,270
504	Toll Brothers, Inc.	57,778
88	TopBuild Corp. (a)	35,409
327	Tri Pointe Homes, Inc. (a)	11,569
118	Worthington Enterprises, Inc.	7,330
		365,440
	Independent Power and Renewable Electricity Producers — 1.9%
2,465	Vistra Corp.	134,441
	Industrial REITs — 0.6%
1,134	STAG Industrial, Inc.	42,117
	Insurance — 3.8%
189	Assurant, Inc.	34,294
70	Brighthouse Financial, Inc. (a)	3,259
114	Erie Indemnity Co., Class A	46,384
657	Loews Corp.	49,360
913	Old Republic International Corp.	26,440
512	Oscar Health, Inc., Class A (a)	8,325
210	Primerica, Inc.	51,505
1,022	Unum Group	50,538
		270,105
	IT Services — 0.3%
580	DXC Technology Co. (a)	12,679
95	GoDaddy, Inc., Class A (a)	10,844
		23,523
	Life Sciences Tools & Services — 0.7%
75	Bruker Corp.	6,490
103	Medpace Holdings, Inc. (a)	40,945
		47,435
	Machinery — 5.1%
169	AGCO Corp.	18,539
818	Allison Transmission Holdings, Inc.	61,620
124	Crane Co.	15,074
222	Esab Corp.	22,005
333	Federal Signal Corp.	27,276
225	Graco, Inc.	20,534
52	ITT, Inc.	6,559
Shares	Description	Value

	Machinery (Continued)
54	Kadant, Inc.	$18,214
643	Kennametal, Inc.	16,229
90	Lincoln Electric Holdings, Inc.	23,094
840	Mueller Industries, Inc.	43,159
87	Snap-on, Inc.	23,982
608	Terex Corp.	34,869
225	Timken (The) Co.	18,898
58	Watts Water Technologies, Inc., Class A	11,829
		361,881
	Media — 1.3%
80	John Wiley & Sons, Inc., Class A	2,668
675	New York Times (The) Co., Class A	29,889
289	Nexstar Media Group, Inc.	48,023
1,069	TEGNA, Inc.	14,977
		95,557
	Metals & Mining — 3.5%
124	Alpha Metallurgical Resources, Inc.	46,779
791	Commercial Metals Co.	42,714
323	Reliance, Inc.	103,754
427	Steel Dynamics, Inc.	57,141
		250,388
	Office REITs — 1.5%
1,044	COPT Defense Properties	25,296
1,635	Cousins Properties, Inc.	37,294
736	Highwoods Properties, Inc.	17,995
3,807	Hudson Pacific Properties, Inc.	24,137
		104,722
	Oil, Gas & Consumable Fuels — 2.2%
335	Chord Energy Corp.	54,421
245	Civitas Resources, Inc.	16,827
602	HF Sinclair Corp.	33,411
30	Ovintiv, Inc.	1,482
609	PBF Energy, Inc., Class A	28,440
875	Peabody Energy Corp.	21,674
		156,255
	Personal Care Products — 1.7%
865	BellRing Brands, Inc. (a)	49,262
276	elf Beauty, Inc. (a)	57,554
890	Nu Skin Enterprises, Inc., Class A	11,125
		117,941
	Pharmaceuticals — 0.8%
240	Intra-Cellular Therapies, Inc. (a)	16,685
41	Jazz Pharmaceuticals PLC (a)	4,875
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
397	Organon & Co.	$6,912
568	Perrigo Co. PLC	14,915
205	Prestige Consumer Healthcare, Inc. (a)	14,264
		57,651
	Professional Services — 3.3%
272	ASGN, Inc. (a)	27,015
16	CACI International, Inc., Class A (a)	5,998
361	Concentrix Corp.	26,154
665	Genpact Ltd.	22,610
26	Insperity, Inc.	2,646
448	ManpowerGroup, Inc.	32,328
165	Maximus, Inc.	13,804
475	Parsons Corp. (a)	38,290
200	Robert Half, Inc.	16,080
261	Science Applications International Corp.	36,530
116	TriNet Group, Inc. (a)	14,849
		236,304
	Real Estate Management & Development — 0.7%
250	Jones Lang LaSalle, Inc. (a)	47,560
	Residential REITs — 0.1%
119	Equity LifeStyle Properties, Inc.	8,011
	Retail REITs — 0.5%
220	Brixmor Property Group, Inc.	4,974
316	NNN REIT, Inc.	12,858
418	Phillips Edison & Co., Inc.	14,931
		32,763
	Semiconductors & Semiconductor Equipment — 1.0%
49	Axcelis Technologies, Inc. (a)	5,521
124	Cirrus Logic, Inc. (a)	11,385
230	Onto Innovation, Inc. (a)	42,357
174	Rambus, Inc. (a)	10,308
		69,571
	Software — 3.4%
115	ACI Worldwide, Inc. (a)	3,785
140	Appfolio, Inc., Class A (a)	33,893
215	Box, Inc., Class A (a)	5,545
166	Braze, Inc., Class A (a)	9,445
140	CommVault Systems, Inc. (a)	13,399
1,164	Dropbox, Inc., Class A (a)	27,878
40	Fair Isaac Corp. (a)	50,796
316	Gen Digital, Inc.	6,791
348	InterDigital, Inc.	37,243
85	Manhattan Associates, Inc. (a)	21,533
Shares	Description	Value

	Software (Continued)
77	Qualys, Inc. (a)	$13,233
353	SentinelOne, Inc., Class A (a)	9,944
71	Smartsheet, Inc., Class A (a)	2,997
20	SPS Commerce, Inc. (a)	3,703
129	Teradata Corp. (a)	4,853
		245,038
	Specialized REITs — 1.5%
165	CubeSmart	7,196
254	EPR Properties	10,434
673	Gaming and Leisure Properties, Inc.	30,608
124	Iron Mountain, Inc.	9,751
287	Lamar Advertising Co., Class A	31,728
506	National Storage Affiliates Trust	18,120
		107,837
	Specialty Retail — 5.1%
210	Abercrombie & Fitch Co., Class A (a)	26,829
585	Academy Sports & Outdoors, Inc.	43,711
653	American Eagle Outfitters, Inc.	15,509
107	Asbury Automotive Group, Inc. (a)	22,345
155	AutoNation, Inc. (a)	23,219
158	Dick’s Sporting Goods, Inc.	28,107
1,335	Gap (The), Inc.	25,285
52	Group 1 Automotive, Inc.	14,074
114	Murphy USA, Inc.	47,539
68	Penske Automotive Group, Inc.	10,438
411	Victoria’s Secret & Co. (a)	11,738
56	Wayfair, Inc., Class A (a)	3,338
382	Williams-Sonoma, Inc.	89,972
		362,104
	Technology Hardware, Storage & Peripherals — 1.9%
439	NetApp, Inc.	39,124
110	Super Micro Computer, Inc. (a)	95,273
		134,397
	Textiles, Apparel & Luxury Goods — 3.1%
285	Carter’s, Inc.	23,071
142	Crocs, Inc. (a)	17,359
110	Deckers Outdoor Corp. (a)	98,515
316	PVH Corp.	43,188
100	Ralph Lauren Corp.	18,592
480	Tapestry, Inc.	22,814
		223,539
	Trading Companies & Distributors — 2.9%
69	Applied Industrial Technologies, Inc.	13,102
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
210	Beacon Roofing Supply, Inc. (a)	$18,037
407	Boise Cascade Co.	55,315
1,113	Core & Main, Inc., Class A (a)	53,124
243	MSC Industrial Direct Co., Inc., Class A	24,528
74	Watsco, Inc.	29,165
105	WESCO International, Inc.	15,697
		208,968
	Total Common Stocks	7,102,855
	(Cost $6,349,246)
MONEY MARKET FUNDS — 0.2%
12,372	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (b)	12,372
	(Cost $12,372)

	Total Investments — 100.0%	7,115,227
	(Cost $6,361,618)
	Net Other Assets and Liabilities — 0.0%	2,632
	Net Assets — 100.0%	$7,117,859

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,102,855	$ 7,102,855	$ —	$ —
Money Market Funds	12,372	12,372	—	—
Total Investments	$7,115,227	$7,115,227	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.3%
104	Moog, Inc., Class A	$15,595
	Air Freight & Logistics — 0.8%
419	Forward Air Corp.	15,557
700	Hub Group, Inc., Class A (a)	29,771
		45,328
	Automobile Components — 0.7%
467	Modine Manufacturing Co. (a)	41,895
	Automobiles — 0.3%
209	Winnebago Industries, Inc.	14,992
	Banks — 6.6%
357	Bancorp (The), Inc. (a)	15,936
957	Bank of NT Butterfield & Son Ltd. (The)	28,605
1,061	BankUnited, Inc.	28,456
688	Cadence Bank	19,044
403	Cathay General Bancorp	15,737
277	City Holding Co.	27,833
1,045	CVB Financial Corp.	17,786
1,167	Eagle Bancorp, Inc.	27,798
1,231	First BanCorp	20,902
120	First Financial Corp.	4,468
104	First Interstate BancSystem, Inc., Class A	2,737
48	Independent Bank Corp.	2,504
309	International Bancshares Corp.	16,034
860	OFG Bancorp	31,149
20	Park National Corp.	2,570
257	Pathward Financial, Inc.	13,066
112	Popular, Inc.	9,372
620	Preferred Bank	44,547
744	Provident Financial Services, Inc.	11,220
808	S&T Bancorp, Inc.	25,202
245	Westamerica BanCorp	11,199
		376,165
	Beverages — 0.4%
16	Coca-Cola Consolidated, Inc.	13,453
387	Vita Coco (The) Co., Inc. (a)	10,101
		23,554
	Biotechnology — 3.7%
293	ACADIA Pharmaceuticals, Inc. (a)	6,809
1,371	Alkermes PLC (a)	40,705
471	ALX Oncology Holdings, Inc. (a)	6,910
233	Blueprint Medicines Corp. (a)	21,790
353	Cabaletta Bio, Inc. (a)	8,077
Shares	Description	Value

	Biotechnology (Continued)
2,529	Catalyst Pharmaceuticals, Inc. (a)	$40,540
207	Dynavax Technologies Corp. (a)	2,623
535	Eagle Pharmaceuticals, Inc. (a)	3,135
281	Ideaya Biosciences, Inc. (a)	12,561
1,143	Ironwood Pharmaceuticals, Inc. (a)	10,778
599	Kiniksa Pharmaceuticals Ltd., Class A (a)	12,663
28	Krystal Biotech, Inc. (a)	4,465
407	Mirum Pharmaceuticals, Inc. (a)	11,685
247	TG Therapeutics, Inc. (a)	4,253
4,700	Vanda Pharmaceuticals, Inc. (a)	21,009
60	Vericel Corp. (a)	2,741
		210,744
	Broadline Retail — 1.2%
108	Dillard’s, Inc., Class A	44,791
112	Kohl’s Corp.	3,121
1,025	Macy’s, Inc.	17,876
169	Nordstrom, Inc.	3,544
		69,332
	Building Products — 2.8%
177	American Woodmark Corp. (a)	17,742
301	Apogee Enterprises, Inc.	17,220
76	Gibraltar Industries, Inc. (a)	5,886
44	Griffon Corp.	3,142
369	Insteel Industries, Inc.	13,435
241	Janus International Group, Inc. (a)	3,458
1,005	Masterbrand, Inc. (a)	17,397
844	Resideo Technologies, Inc. (a)	18,847
201	Simpson Manufacturing Co., Inc.	41,945
165	UFP Industries, Inc.	18,914
		157,986
	Capital Markets — 1.1%
72	Artisan Partners Asset Management, Inc., Class A	3,101
479	Donnelley Financial Solutions, Inc. (a)	30,924
149	Hamilton Lane, Inc., Class A	17,113
48	Piper Sandler Cos.	9,037
80	Victory Capital Holdings, Inc., Class A	3,074
		63,249
	Chemicals — 0.9%
329	AdvanSix, Inc.	9,206
205	Hawkins, Inc.	14,401
345	Koppers Holdings, Inc.	19,534
1,009	LSB Industries, Inc. (a)	7,426
		50,567
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies — 1.2%
133	Brady Corp., Class A	$7,751
309	CECO Environmental Corp. (a)	6,999
129	Cimpress PLC (a)	12,643
1,292	GEO Group (The), Inc. (a)	15,853
100	MillerKnoll, Inc.	3,055
1,521	Steelcase, Inc., Class A	20,899
		67,200
	Communications Equipment — 0.6%
959	Extreme Networks, Inc. (a)	12,122
1,044	NetScout Systems, Inc. (a)	22,602
		34,724
	Construction & Engineering — 2.2%
165	Comfort Systems USA, Inc.	50,445
116	EMCOR Group, Inc.	36,368
387	Sterling Infrastructure, Inc. (a)	41,270
		128,083
	Consumer Finance — 0.7%
1,580	Navient Corp.	25,691
495	PROG Holdings, Inc. (a)	15,280
		40,971
	Consumer Staples Distribution & Retail — 0.9%
313	Andersons (The), Inc.	17,303
124	Ingles Markets, Inc., Class A	9,549
96	SpartanNash Co.	2,023
64	Sprouts Farmers Market, Inc. (a)	3,996
341	United Natural Foods, Inc. (a)	5,323
181	Weis Markets, Inc.	11,754
		49,948
	Diversified Consumer Services — 2.0%
60	Duolingo, Inc. (a)	14,340
137	Grand Canyon Education, Inc. (a)	18,468
349	H&R Block, Inc.	17,083
1,901	Perdoceo Education Corp.	33,857
145	Strategic Education, Inc.	16,064
241	Stride, Inc. (a)	14,400
		114,212
	Electric Utilities — 0.9%
300	ALLETE, Inc.	16,992
383	Otter Tail Corp.	34,646
		51,638
	Electrical Equipment — 2.4%
28	Acuity Brands, Inc.	7,035
229	Atkore, Inc.	38,793
Shares	Description	Value

	Electrical Equipment (Continued)
165	Encore Wire Corp.	$39,765
241	NEXTracker, Inc., Class A (a)	13,554
193	Powell Industries, Inc.	35,751
		134,898
	Electronic Equipment, Instruments & Components — 4.8%
185	Badger Meter, Inc.	29,358
249	Bel Fuse, Inc., Class B	12,940
355	Belden, Inc.	30,239
64	CTS Corp.	2,852
1,473	Daktronics, Inc. (a)	12,786
467	ePlus, Inc. (a)	38,476
116	Insight Enterprises, Inc. (a)	21,808
281	Knowles Corp. (a)	4,591
337	Napco Security Technologies, Inc.	15,175
104	OSI Systems, Inc. (a)	13,643
523	PC Connection, Inc.	34,717
535	Sanmina Corp. (a)	33,812
969	Vishay Intertechnology, Inc.	21,076
		271,473
	Energy Equipment & Services — 1.6%
1,853	Archrock, Inc.	33,854
1,335	Helix Energy Solutions Group, Inc. (a)	12,015
305	Liberty Energy, Inc.	6,521
361	Weatherford International PLC (a)	37,042
		89,432
	Financial Services — 2.5%
459	A-Mark Precious Metals, Inc.	11,792
471	Enact Holdings, Inc.	13,056
88	Essent Group Ltd.	4,714
491	International Money Express, Inc. (a)	9,673
2,124	MGIC Investment Corp.	42,246
241	Mr. Cooper Group, Inc. (a)	17,178
507	NMI Holdings, Inc., Class A (a)	15,251
911	Radian Group, Inc.	26,547
		140,457
	Food Products — 1.2%
539	Cal-Maine Foods, Inc.	30,987
949	Dole PLC	11,208
997	Fresh Del Monte Produce, Inc.	23,858
		66,053
	Gas Utilities — 0.0%
44	ONE Gas, Inc.	2,622
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 0.4%
141	ArcBest Corp.	$20,143
	Health Care Equipment & Supplies — 3.0%
644	Avanos Medical, Inc. (a)	11,959
229	Embecta Corp.	3,270
471	Globus Medical, Inc., Class A (a)	25,429
165	Haemonetics Corp. (a)	12,042
1,151	Inmode Ltd. (a)	25,322
159	Lantheus Holdings, Inc. (a)	10,396
149	LeMaitre Vascular, Inc.	10,430
129	QuidelOrtho Corp. (a)	5,882
225	RxSight, Inc. (a)	12,278
137	SI-BONE, Inc. (a)	2,377
681	Tactile Systems Technology, Inc. (a)	10,385
137	TransMedics Group, Inc. (a)	11,179
141	UFP Technologies, Inc. (a)	29,372
		170,321
	Health Care Providers & Services — 3.5%
201	Addus HomeCare Corp. (a)	18,548
64	AMN Healthcare Services, Inc. (a)	3,601
435	Astrana Health, Inc. (a)	19,592
124	CorVel Corp. (a)	30,256
1,432	Cross Country Healthcare, Inc. (a)	26,163
1,049	Hims & Hers Health, Inc. (a)	13,679
427	NeoGenomics, Inc. (a)	6,661
909	Option Care Health, Inc. (a)	29,334
313	Owens & Minor, Inc. (a)	7,615
2,364	Pediatrix Medical Group, Inc. (a)	21,631
992	Premier, Inc., Class A	20,693
		197,773
	Health Care REITs — 0.8%
768	CareTrust REIT, Inc.	17,326
237	National Health Investors, Inc.	13,621
997	Sabra Health Care REIT, Inc.	13,838
		44,785
	Health Care Technology — 0.0%
108	Phreesia, Inc. (a)	2,673
	Hotel & Resort REITs — 0.6%
816	Park Hotels & Resorts, Inc.	13,546
157	Ryman Hospitality Properties, Inc.	18,601
		32,147
Shares	Description	Value

	Household Durables — 4.0%
145	Century Communities, Inc.	$12,512
373	Dream Finders Homes, Inc., Class A (a)	14,595
520	Ethan Allen Interiors, Inc.	17,384
519	Green Brick Partners, Inc. (a)	30,361
72	Hovnanian Enterprises, Inc., Class A (a)	11,279
660	KB Home	43,844
325	M/I Homes, Inc. (a)	41,272
120	Meritage Homes Corp.	18,919
644	Taylor Morrison Home Corp. (a)	36,457
104	Tri Pointe Homes, Inc. (a)	3,680
		230,303
	Industrial REITs — 0.3%
173	Innovative Industrial Properties, Inc.	16,952
	Insurance — 2.4%
80	Employers Holdings, Inc.	3,657
177	Enstar Group Ltd. (a)	54,505
149	HCI Group, Inc.	14,545
301	Mercury General Corp.	14,656
495	Oscar Health, Inc., Class A (a)	8,049
92	RLI Corp.	13,473
1,352	Universal Insurance Holdings, Inc.	27,297
		136,182
	Interactive Media & Services — 0.3%
664	Cars.com, Inc. (a)	12,178
137	Yelp, Inc. (a)	5,266
		17,444
	IT Services — 0.3%
435	Couchbase, Inc. (a)	12,215
92	Squarespace, Inc., Class A (a)	3,062
		15,277
	Leisure Products — 0.1%
92	Vista Outdoor, Inc. (a)	2,870
	Life Sciences Tools & Services — 1.0%
2,308	Maravai LifeSciences Holdings, Inc., Class A (a)	17,841
64	Medpace Holdings, Inc. (a)	25,441
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
676	Quanterix Corp. (a)	16,197
		59,479
	Machinery — 2.3%
12	Kadant, Inc.	4,048
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
700	Mueller Industries, Inc.	$35,966
551	Terex Corp.	31,600
1,817	Titan International, Inc. (a)	23,185
712	Wabash National Corp.	19,423
88	Watts Water Technologies, Inc., Class A	17,947
		132,169
	Marine Transportation — 1.2%
1,685	Genco Shipping & Trading Ltd.	34,374
325	Matson, Inc.	36,091
		70,465
	Media — 0.5%
1,832	TEGNA, Inc.	25,666
	Metals & Mining — 4.2%
181	Alpha Metallurgical Resources, Inc.	68,282
325	Arch Resources, Inc.	53,719
197	Carpenter Technology Corp.	12,736
349	Commercial Metals Co.	18,846
44	Olympic Steel, Inc.	2,993
435	Ramaco Resources, Inc., Class A	7,647
340	Ryerson Holding Corp.	10,737
1,155	Warrior Met Coal, Inc.	65,801
		240,761
	Multi-Utilities — 0.3%
281	Black Hills Corp.	14,620
	Office REITs — 1.3%
636	Cousins Properties, Inc.	14,507
688	Highwoods Properties, Inc.	16,821
321	Kilroy Realty Corp.	12,163
1,709	Office Properties Income Trust	4,563
2,184	Piedmont Office Realty Trust, Inc., Class A	13,694
269	SL Green Realty Corp.	13,041
		74,789
	Oil, Gas & Consumable Fuels — 5.0%
1,335	Ardmore Shipping Corp.	21,667
285	California Resources Corp.	14,869
48	Chord Energy Corp.	7,798
341	CONSOL Energy, Inc.	29,265
1,183	DHT Holdings, Inc.	12,800
925	Dorian LPG Ltd.	33,439
209	International Seaways, Inc.	11,062
68	Ovintiv, Inc.	3,360
353	Par Pacific Holdings, Inc. (a)	12,750
633	PBF Energy, Inc., Class A	29,561
1,101	Peabody Energy Corp.	27,272
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
905	SandRidge Energy, Inc.	$11,801
149	Scorpio Tankers, Inc.	10,002
1,191	SFL Corp., Ltd.	15,912
776	Teekay Tankers Ltd., Class A	42,540
		284,098
	Paper & Forest Products — 0.6%
567	Sylvamo Corp.	34,252
	Passenger Airlines — 0.4%
377	SkyWest, Inc. (a)	24,211
	Personal Care Products — 2.3%
543	BellRing Brands, Inc. (a)	30,924
345	elf Beauty, Inc. (a)	71,943
491	Medifast, Inc.	19,684
780	Nu Skin Enterprises, Inc., Class A	9,750
		132,301
	Pharmaceuticals — 3.4%
805	Amphastar Pharmaceuticals, Inc. (a)	37,489
341	ANI Pharmaceuticals, Inc. (a)	23,075
124	Axsome Therapeutics, Inc. (a)	10,091
627	Corcept Therapeutics, Inc. (a)	14,735
217	Evolus, Inc. (a)	3,218
80	EyePoint Pharmaceuticals, Inc. (a)	2,177
700	Harmony Biosciences Holdings, Inc. (a)	22,470
619	Innoviva, Inc. (a)	9,458
197	Intra-Cellular Therapies, Inc. (a)	13,695
377	Ligand Pharmaceuticals, Inc. (a)	29,915
688	Liquidia Corp. (a)	9,742
1,017	SIGA Technologies, Inc.	5,299
491	Supernus Pharmaceuticals, Inc. (a)	14,583
		195,947
	Professional Services — 2.1%
257	CBIZ, Inc. (a)	19,411
28	CRA International, Inc.	3,711
88	CSG Systems International, Inc.	4,801
467	Heidrick & Struggles International, Inc.	15,878
277	Huron Consulting Group, Inc. (a)	27,182
189	Kforce, Inc.	13,162
253	Korn Ferry	16,106
217	Parsons Corp. (a)	17,493
28	TriNet Group, Inc. (a)	3,584
		121,328
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development — 0.6%
197	Forestar Group, Inc. (a)	$6,643
1,061	RMR Group (The), Inc., Class A	25,963
		32,606
	Retail REITs — 1.2%
12	Acadia Realty Trust	197
961	Macerich (The) Co.	15,770
800	SITE Centers Corp.	10,864
1,115	Tanger, Inc.	32,123
712	Urban Edge Properties	12,111
		71,065
	Semiconductors & Semiconductor Equipment — 2.0%
507	Amkor Technology, Inc.	15,727
116	Axcelis Technologies, Inc. (a)	13,070
32	Cirrus Logic, Inc. (a)	2,938
321	Cohu, Inc. (a)	10,314
423	MaxLinear, Inc. (a)	8,223
108	Onto Innovation, Inc. (a)	19,889
1,077	Photronics, Inc. (a)	31,007
249	Rambus, Inc. (a)	14,751
		115,919
	Software — 5.1%
205	A10 Networks, Inc.	2,729
2,628	Adeia, Inc.	29,802
309	Alarm.com Holdings, Inc. (a)	23,388
221	Alkami Technology, Inc. (a)	5,514
149	Appfolio, Inc., Class A (a)	36,071
265	Braze, Inc., Class A (a)	15,079
475	Cleanspark, Inc. (a)	7,942
197	CommVault Systems, Inc. (a)	18,855
289	Intapp, Inc. (a)	11,337
305	InterDigital, Inc.	32,641
447	LiveRamp Holdings, Inc. (a)	15,636
129	Qualys, Inc. (a)	22,170
676	Sapiens International Corp. N.V.	20,801
32	SPS Commerce, Inc. (a)	5,925
56	Teradata Corp. (a)	2,107
373	Varonis Systems, Inc. (a)	18,948
543	Verint Systems, Inc. (a)	17,164
911	Yext, Inc. (a)	5,393
		291,502
	Specialized REITs — 0.2%
269	EPR Properties	11,051
	Specialty Retail — 5.2%
383	Abercrombie & Fitch Co., Class A (a)	48,932
Shares	Description	Value

	Specialty Retail (Continued)
96	Academy Sports & Outdoors, Inc.	$7,173
88	Asbury Automotive Group, Inc. (a)	18,377
592	Buckle (The), Inc.	24,237
1,353	Caleres, Inc.	52,239
76	Genesco, Inc. (a)	2,426
129	Guess?, Inc.	3,274
88	Haverty Furniture Cos., Inc.	3,018
277	Hibbett, Inc.	22,700
76	Murphy USA, Inc.	31,693
403	ODP (The) Corp. (a)	22,762
325	Signet Jewelers Ltd.	33,072
92	Victoria’s Secret & Co. (a)	2,628
68	Winmark Corp.	25,809
		298,340
	Technology Hardware, Storage & Peripherals — 1.2%
56	Super Micro Computer, Inc. (a)	48,503
981	Xerox Holdings Corp.	18,295
		66,798
	Textiles, Apparel & Luxury Goods — 0.3%
60	Kontoor Brands, Inc.	3,547
531	Movado Group, Inc.	15,245
		18,792
	Tobacco — 0.2%
1,053	Vector Group Ltd.	11,752
	Trading Companies & Distributors — 3.2%
32	Applied Industrial Technologies, Inc.	6,077
36	Beacon Roofing Supply, Inc. (a)	3,092
273	BlueLinx Holdings, Inc. (a)	34,630
527	Boise Cascade Co.	71,625
1,296	DNOW, Inc. (a)	18,338
403	GMS, Inc. (a)	35,992
993	Hudson Technologies, Inc. (a)	14,547
		184,301
	Water Utilities — 0.4%
828	Consolidated Water Co., Ltd.	24,476
	Total Common Stocks	5,684,676
	(Cost $4,945,391)
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
14,113	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (f)	$14,113
	(Cost $14,113)

	Total Investments — 100.0%	5,698,789
	(Cost $4,959,504)
	Net Other Assets and Liabilities — 0.0%	2,796
	Net Assets — 100.0%	$5,701,585

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2E - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 29, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 59,479	$ 59,479	$ —	$ —**
Other Industry Categories*	5,625,197	5,625,197	—	—
Money Market Funds	14,113	14,113	—	—
Total Investments	$5,698,789	$5,698,789	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	First Trust Income Opportunities ETF (FCEF)	First Trust Flexible Municipal High Income ETF (MFLX)	First Trust Low Duration Strategic Focus ETF (LDSF)
ASSETS:
Investments, at value - Unaffiliated	$29,293,899	$16,749,365	$10,605,359
Investments, at value - Affiliated	—	—	96,049,847
Total investments, at value	29,293,899	16,749,365	106,655,206
Cash	—	65,130	—
Receivables:
Dividends	75,795	2,743	21,825
Investment securities sold	45,201	—	—
Interest	—	182,667	—
Reclaims	—	—	—
Total Assets	29,414,895	16,999,905	106,677,031

LIABILITIES:
Payables:
Investment securities purchased	36,488	—	—
Investment advisory fees	19,648	10,077	16,882
Total Liabilities	56,136	10,077	16,882
NET ASSETS	$29,358,759	$16,989,828	$106,660,149

NET ASSETS consist of:
Paid-in capital	$32,108,763	$20,569,691	$123,588,821
Par value	14,550	10,000	57,000
Accumulated distributable earnings (loss)	(2,764,554)	(3,589,863)	(16,985,672)
NET ASSETS	$29,358,759	$16,989,828	$106,660,149
NET ASSET VALUE, per share	$20.18	$16.99	$18.71
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,455,000	1,000,002	5,700,002
Investments, at cost - Unaffiliated	$32,002,263	$16,618,925	$9,854,276
Investments, at cost - Affiliated	$—	$—	$100,364,916
Total investments, at cost	$32,002,263	$16,618,925	$110,219,192
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)	First Trust Active Factor Mid Cap ETF (AFMC)	First Trust Active Factor Small Cap ETF (AFSM)

$4,438,570	$7,115,227	$5,698,789
—	—	—
4,438,570	7,115,227	5,698,789
—	—	—

6,503	6,174	5,372
—	—	—
—	—	—
15	—	—
4,445,088	7,121,401	5,704,161

—	—	—
1,887	3,542	2,576
1,887	3,542	2,576
$4,443,201	$7,117,859	$5,701,585

$3,909,990	$6,421,980	$5,607,654
1,500	2,500	2,000
531,711	693,379	91,931
$4,443,201	$7,117,859	$5,701,585
$29.62	$28.47	$28.51
150,002	250,002	200,002
$3,619,297	$6,361,618	$4,959,504
$—	$—	$—
$3,619,297	$6,361,618	$4,959,504
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

	First Trust Income Opportunities ETF (FCEF)	First Trust Flexible Municipal High Income ETF (MFLX)	First Trust Low Duration Strategic Focus ETF (LDSF)
INVESTMENT INCOME:
Dividends - Unaffiliated	$1,186,361	$15,637	$141,425
Dividends - Affiliated	—	—	2,782,540
Interest	—	292,117	—
Foreign withholding tax	—	—	—
Total investment income	1,186,361	307,754	2,923,965

EXPENSES:
Investment advisory fees	116,004	51,848	120,720
Total expenses	116,004	51,848	120,720
NET INVESTMENT INCOME (LOSS)	1,070,357	255,906	2,803,245

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(86,534)	(41,081)	(5,233)
Investments - Affiliated	—	—	(367,942)
In-kind redemptions - Unaffiliated	(75,483)	—	50,901
In-kind redemptions - Affiliated	—	—	(1,301,752)
Distribution of capital gains from investment companies	58,621	—	—
Futures contracts	—	11,214	—
Net realized gain (loss)	(103,396)	(29,867)	(1,624,026)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	1,082,473	577,747	777,627
Investments - Affiliated	—	—	2,030,621
Futures contracts	—	2,568	—
Net change in unrealized appreciation (depreciation)	1,082,473	580,315	2,808,248
NET REALIZED AND UNREALIZED GAIN (LOSS)	979,077	550,448	1,184,222
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,049,434	$806,354	$3,987,467
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)	First Trust Active Factor Mid Cap ETF (AFMC)	First Trust Active Factor Small Cap ETF (AFSM)

$42,995	$53,101	$36,800
—	—	—
—	—	—
(29)	(41)	(69)
42,966	53,060	36,731

12,804	19,154	14,347
12,804	19,154	14,347
30,162	33,906	22,384

94,556	(69,434)	77,678
—	—	—
261,062	509,153	—
—	—	—
—	—	—
—	—	—
355,618	439,719	77,678

292,924	186,372	458,154
—	—	—
—	—	—
292,924	186,372	458,154
648,542	626,091	535,832
$678,704	$659,997	$558,216
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Income Opportunities ETF (FCEF)		First Trust Flexible Municipal High Income ETF (MFLX)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$1,070,357	$1,069,399	$255,906	$461,657
Net realized gain (loss)	(103,396)	57,259	(29,867)	(233,361)
Net increase from payment by the advisor	—	7	—	—
Net change in unrealized appreciation (depreciation)	1,082,473	(1,080,035)	580,315	(155,243)
Net increase (decrease) in net assets resulting from operations	2,049,434	46,630	806,354	73,053

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,013,963)	(1,916,425)	(261,151)	(463,955)
Return of capital	—	—	—	(13,046)
Total distributions to shareholders	(1,013,963)	(1,916,425)	(261,151)	(477,001)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,914,913	4,869,721	4,151,263	845,655
Cost of shares redeemed	(2,765,489)	(2,831,399)	—	(2,420,570)
Net increase (decrease) in net assets resulting from shareholder transactions	149,424	2,038,322	4,151,263	(1,574,915)
Total increase (decrease) in net assets	1,184,895	168,527	4,696,466	(1,978,863)

NET ASSETS:
Beginning of period	28,173,864	28,005,337	12,293,362	14,272,225
End of period	$29,358,759	$28,173,864	$16,989,828	$12,293,362

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,455,000	1,355,000	750,002	850,002
Shares sold	150,000	250,000	250,000	50,000
Shares redeemed	(150,000)	(150,000)	—	(150,000)
Shares outstanding, end of period	1,455,000	1,455,000	1,000,002	750,002
See Notes to Financial Statements

First Trust Low Duration Strategic Focus ETF (LDSF)		First Trust Active Factor Large Cap ETF (AFLG)
Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023

$2,803,245	$7,117,596	$30,162	$70,399
(1,624,026)	(8,575,473)	355,618	(244,917)
—	—	—	—
2,808,248	4,674,854	292,924	694,393
3,987,467	3,216,977	678,704	519,875

(2,750,816)	(6,541,477)	(42,616)	(73,281)
—	—	—	—
(2,750,816)	(6,541,477)	(42,616)	(73,281)

10,271,140	50,189,796	—	—
(41,953,690)	(120,516,523)	(1,337,054)	—
(31,682,550)	(70,326,727)	(1,337,054)	—
(30,445,899)	(73,651,227)	(700,966)	446,594

137,106,048	210,757,275	5,144,167	4,697,573
$106,660,149	$137,106,048	$4,443,201	$5,144,167

7,400,002	11,200,002	200,002	200,002
550,000	2,700,000	—	—
(2,250,000)	(6,500,000)	(50,000)	—
5,700,002	7,400,002	150,002	200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	First Trust Active Factor Mid Cap ETF (AFMC)		First Trust Active Factor Small Cap ETF (AFSM)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$33,906	$26,582	$22,384	$54,111
Net realized gain (loss)	439,719	(115,014)	77,678	6,388
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	186,372	692,856	458,154	365,789
Net increase (decrease) in net assets resulting from operations	659,997	604,424	558,216	426,288

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(36,960)	(19,426)	(23,595)	(53,926)
Return of capital	—	—	—	—
Total distributions to shareholders	(36,960)	(19,426)	(23,595)	(53,926)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,885,788	4,592,131	1,399,015	3,404,982
Cost of shares redeemed	(3,677,978)	—	—	(2,303,872)
Net increase (decrease) in net assets resulting from shareholder transactions	207,810	4,592,131	1,399,015	1,101,110
Total increase (decrease) in net assets	830,847	5,177,129	1,933,636	1,473,472

NET ASSETS:
Beginning of period	6,287,012	1,109,883	3,767,949	2,294,477
End of period	$7,117,859	$6,287,012	$5,701,585	$3,767,949

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	250,002	50,002	150,002	100,002
Shares sold	150,000	200,000	50,000	150,000
Shares redeemed	(150,000)	—	—	(100,000)
Shares outstanding, end of period	250,002	250,002	200,002	150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Income Opportunities ETF (FCEF)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.36	$20.67	$25.70	$20.12	$21.75	$22.26
Income from investment operations:
Net investment income (loss)	0.75 (a)	0.79 (a)	0.87	0.65	0.82	0.82
Net realized and unrealized gain (loss)	0.79	(0.69) (b)	(4.53)	6.07	(1.29)	(0.18)
Total from investment operations	1.54	0.10	(3.66)	6.72	(0.47)	0.64
Distributions paid to shareholders from:
Net investment income	(0.72)	(1.36)	(1.26)	(0.84)	(1.10)	(0.96)
Net realized gain	—	(0.05)	(0.11)	(0.30)	(0.06)	(0.19)
Total distributions	(0.72)	(1.41)	(1.37)	(1.14)	(1.16)	(1.15)
Net asset value, end of period	$20.18	$19.36	$20.67	$25.70	$20.12	$21.75
Total return (c)	8.19%	0.68% (b)	(14.62)%	34.19%	(2.04)%	3.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,359	$28,174	$28,005	$38,675	$33,301	$37,085
Ratio of total expenses to average net assets (d)	0.85% (e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	7.84% (e)	4.06%	3.87%	2.79%	4.01%	3.92%
Portfolio turnover rate (f)	6%	16%	16%	8%	6%	13%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $7, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Flexible Municipal High Income ETF (MFLX)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.39	$16.79	$21.56	$19.21	$19.61	$17.94
Income from investment operations:
Net investment income (loss)	0.30 (a)	0.61 (a)	0.67	0.70	0.68	0.62
Net realized and unrealized gain (loss)	0.60	(0.37)	(4.68)	2.39	(0.48)	1.65
Total from investment operations	0.90	0.24	(4.01)	3.09	0.20	2.27
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.62)	(0.72)	(0.74)	(0.60)	(0.60)
Net realized gain	—	—	(0.03)	(0.00) (b)	—	—
Return of capital	—	(0.02)	(0.01)	—	—	—
Total distributions	(0.30)	(0.64)	(0.76)	(0.74)	(0.60)	(0.60)
Net asset value, end of period	$16.99	$16.39	$16.79	$21.56	$19.21	$19.61
Total return (c)	5.59%	1.48%	(18.91)%	16.37%	1.10%	12.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,990	$12,293	$14,272	$18,328	$8,646	$10,785
Ratio of total expenses to average net assets (d)	0.75% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net expenses to average net assets (d)	0.75% (e)	0.63%	0.69%	—	—	—
Ratio of net investment income (loss) to average net assets	3.70% (e)	3.73%	3.55%	3.57%	3.49%	3.49%
Portfolio turnover rate (f)	12%	27%	109% (g)	17%	7%	20%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the change in the Fund’s investment strategy effective April 14, 2022, which resulted in a rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Low Duration Strategic Focus ETF (LDSF)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2019 (a)
		2023	2022	2021	2020
Net asset value, beginning of period	$18.53	$18.82	$20.23	$20.42	$20.50	$20.03
Income from investment operations:
Net investment income (loss)	0.43 (b)	0.72 (b)	0.29	0.38	0.49	0.43
Net realized and unrealized gain (loss)	0.17	(0.33)	(1.29)	(0.06)	(0.07)	0.47
Total from investment operations	0.60	0.39	(1.00)	0.32	0.42	0.90
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.68)	(0.35)	(0.51)	(0.50)	0.43
Return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.42)	(0.68)	(0.41)	(0.51)	(0.50)	(0.43)
Net asset value, end of period	$18.71	$18.53	$18.82	$20.23	$20.42	$20.50
Total return (c)	3.29%	2.12%	(4.98)%	1.57%	2.09%	4.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$106,660	$137,106	$210,757	$184,072	$130,701	$50,228
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets	4.64% (e)	3.90%	1.53%	1.85%	2.36%	3.16% (e)
Portfolio turnover rate (f)	6%	52%	50%	54%	71%	14%

(a)	Inception date is January 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Large Cap ETF (AFLG)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$25.72	$23.49	$26.72	$20.99	$19.87
Income from investment operations:
Net investment income (loss)	0.17 (b)	0.35 (b)	0.30	0.27	0.23
Net realized and unrealized gain (loss)	4.01	2.25	(3.26)	5.72	1.07
Total from investment operations	4.18	2.60	(2.96)	5.99	1.30
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.37)	(0.27)	(0.26)	(0.18)
Net asset value, end of period	$29.62	$25.72	$23.49	$26.72	$20.99
Total return (c)	16.36%	11.22%	(11.18)%	28.74%	6.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,443	$5,144	$4,698	$4,007	$2,099
Ratio of total expenses to average net assets	0.55% (d)	0.55%	0.55%	0.55%	0.55% (d)
Ratio of net investment income (loss) to average net assets	1.30% (d)	1.47%	1.24%	1.12%	1.62% (d)
Portfolio turnover rate (e)	42%	55%	61%	70%	55%

(a)	Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Mid Cap ETF (AFMC)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$25.15	$22.20	$26.12	$18.37	$19.88
Income from investment operations:
Net investment income (loss)	0.15 (b)	0.23 (b)	0.32	0.19	0.18
Net realized and unrealized gain (loss)	3.35	2.97	(3.96)	7.76	(1.55)
Total from investment operations	3.50	3.20	(3.64)	7.95	(1.37)
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.25)	(0.28)	(0.20)	(0.14)
Net asset value, end of period	$28.47	$25.15	$22.20	$26.12	$18.37
Total return (c)	13.98%	14.59%	(14.04)%	43.52%	(6.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,118	$6,287	$1,110	$1,306	$1,837
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	1.15% (d)	0.96%	1.21%	0.81%	1.34% (d)
Portfolio turnover rate (e)	48%	49%	80%	80%	66%

(a)	Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Small Cap ETF (AFSM)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$25.12	$22.94	$26.72	$18.45	$19.95
Income from investment operations:
Net investment income (loss)	0.15 (b)	0.31 (b)	0.25	0.05	0.12
Net realized and unrealized gain (loss)	3.40	2.17	(3.85)	8.30	(1.52)
Total from investment operations	3.55	2.48	(3.60)	8.35	(1.40)
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.30)	(0.18)	(0.08)	(0.10)
Net asset value, end of period	$28.51	$25.12	$22.94	$26.72	$18.45
Total return (c)	14.15%	10.97%	(13.52)%	45.40%	(7.03)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,702	$3,768	$2,294	$2,672	$1,845
Ratio of total expenses to average net assets	0.75% (d)	0.75% (e)	0.75% (e)	0.75% (e)	0.75% (d) (e)
Ratio of net investment income (loss) to average net assets	1.17% (d)	1.30%	1.01%	0.27%	0.91% (d)
Portfolio turnover rate (f)	43%	59%	73%	86%	65%

(a)	Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
The Fund indirectly bears its proportionate share of fees and expenses incurred by certain underlying securities in which the Fund invests. This ratio does not include these indirect fees and expenses.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the six funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust, listed below:

First Trust Income Opportunities ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FCEF”)
First Trust Flexible Municipal High Income ETF – (Nasdaq ticker “MFLX”)
First Trust Low Duration Strategic Focus ETF – (Nasdaq ticker “LDSF”)
First Trust Active Factor Large Cap ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “AFLG”)
First Trust Active Factor Mid Cap ETF – (NYSE Arca ticker “AFMC”)
First Trust Active Factor Small Cap ETF – (NYSE Arca ticker “AFSM”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. FCEF’s primary investment objective seeks to provide current income with a secondary emphasis on total return. MFLX’s investment objective seeks to provide current income. LDSF’s primary investment objective seeks to generate current income, with a secondary objective of preservation of capital. AFLG, AFMC and AFSM’s investment objective seeks to provide capital appreciation.
Under normal market conditions, FCEF will invest its net assets in a portfolio of closed-end investment companies (“Closed-End Funds”) and exchanged-traded funds (“ETFs”) that are listed and traded in the United States on registered exchanges.
Under normal market conditions, MFLX will invest at least 80% of its net assets (plus any investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
Under normal market conditions, LDSF will invest at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed ETFs that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as “junk bonds”) and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.
Under normal market conditions, AFLG will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.
Under normal market conditions, AFMC will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.
Under normal market conditions, AFSM will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.
There can be no assurance that a Fund will achieve its investment objective(s). The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, ETFs, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 29, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
MFLX may invest in when-issued or delayed-delivery securities. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. MFLX maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At February 29, 2024, MFLX held no when-issued or delayed-delivery securities.
C. Futures Contracts
MFLX may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. MFLX did not hold any futures contracts at February 29, 2024.
D. Affiliated Transactions
LDSF invests in securities of affiliated funds. LDSF’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
First Trust Enhanced Short Maturity ETF	90,099	$10,242,872	$587,987	$(5,484,997)	$9,820	$16,020	$5,371,702	$199,597
First Trust Limited Duration Investment Grade Corporate ETF	1,984,931	47,720,439	3,856,327	(14,728,034)	359,356	29,218	37,237,306	1,001,909
First Trust Low Duration Opportunities ETF	889,826	54,651,328	5,400,752	(16,819,332)	495,199	(936,215)	42,791,732	1,172,124
First Trust Tactical High Yield ETF	258,599	13,715,866	1,053,739	(4,552,600)	869,927	(437,825)	10,649,107	393,992
First Trust TCW Unconstrained Plus Bond ETF	—	3,434,659	—	(3,390,086)	296,319	(340,892)	—	14,918
		$129,765,164	$10,898,805	$(44,975,049)	$2,030,621	$(1,669,694)	$96,049,847	$2,782,540
E. Restricted Securities
As of February 29, 2024, AFSM held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by AFSM’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, with the exception of FCEF, MFLX and LDSF which declare and pay monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Income Opportunities ETF	$1,844,568	$71,857	$—	$—
First Trust Flexible Municipal High Income ETF	599	—	463,356	13,046
First Trust Low Duration Strategic Focus ETF	6,541,477	—	—	—
First Trust Active Factor Large Cap ETF	73,281	—	—	—
First Trust Active Factor Mid Cap ETF	19,426	—	—	—
First Trust Active Factor Small Cap ETF	53,926	—	—	—
As of August 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Income Opportunities ETF	$—	$—	$(3,800,025)
First Trust Flexible Municipal High Income ETF	—	(3,695,044)	(440,022)
First Trust Low Duration Strategic Focus ETF	853	(11,763,130)	(6,460,046)
First Trust Active Factor Large Cap ETF	14,685	(628,309)	509,247
First Trust Active Factor Mid Cap ETF	10,606	(503,467)	563,203
First Trust Active Factor Small Cap ETF	7,708	(718,617)	268,219
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, MFLX intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through “exempt dividends” as defined in the Internal Revenue Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Income Opportunities ETF	$—
First Trust Flexible Municipal High Income ETF	3,695,044
First Trust Low Duration Strategic Focus ETF	11,763,130
First Trust Active Factor Large Cap ETF	628,309

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Active Factor Mid Cap ETF	$503,467
First Trust Active Factor Small Cap ETF	718,617
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2023, the Funds had no net late year ordinary or capital losses.
As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Income Opportunities ETF	$32,002,263	$730,016	$(3,438,380)	$(2,708,364)
First Trust Flexible Municipal High Income ETF	16,618,925	368,726	(238,286)	130,440
First Trust Low Duration Strategic Focus ETF	110,219,192	39,628	(3,603,614)	(3,563,986)
First Trust Active Factor Large Cap ETF	3,619,297	922,810	(103,537)	819,273
First Trust Active Factor Mid Cap ETF	6,361,618	905,987	(152,378)	753,609
First Trust Active Factor Small Cap ETF	4,959,504	912,032	(172,747)	739,285
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FCEF	MFLX
Fund net assets up to and including $2.5 billion	0.85000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%	0.69375%
Fund net assets greater than $10 billion	0.76500%	0.67500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Breakpoints	LDSF	AFLG	AFMC	AFSM
Fund net assets up to and including $2.5 billion	0.200%	0.55000%	0.65000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%	0.53625%	0.63375%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%	0.52250%	0.61750%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%	0.50875%	0.60125%	0.69375%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%	0.49500%	0.58500%	0.67500%
Fund net assets greater than $15 billion	0.170%	0.46750%	0.55250%	0.63750%
In addition, FCEF, MFLX and LDSF incur acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
For the fiscal year ended August 31, 2023, FCEF received a payment from the Advisor in the amount of $7 in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Income Opportunities ETF	$5,129,020	$1,590,026
First Trust Flexible Municipal High Income ETF	5,826,828	1,634,951
First Trust Low Duration Strategic Focus ETF	7,162,427	6,690,832
First Trust Active Factor Large Cap ETF	1,973,522	1,997,431
First Trust Active Factor Mid Cap ETF	2,866,420	2,863,315
First Trust Active Factor Small Cap ETF	1,721,802	1,723,551
For the six months ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Income Opportunities ETF	$—	$2,597,007
First Trust Flexible Municipal High Income ETF	—	—
First Trust Low Duration Strategic Focus ETF	10,261,749	41,853,953
First Trust Active Factor Large Cap ETF	—	1,324,170
First Trust Active Factor Mid Cap ETF	3,870,333	3,666,441
First Trust Active Factor Small Cap ETF	1,393,744	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
5. Derivative Transactions
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 29, 2024, on MFLX’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$11,214
Net change in unrealized appreciation (depreciation) on futures contracts	2,568
During the six months ended February 29, 2024, the notional value of futures contracts opened and closed were $230,307 and $459,958, respectively.
MFLX does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

First Trust Innovation Leaders ETF (ILDR)
First Trust Expanded Technology ETF (XPND)
First Trust Multi-Strategy Alternative ETF (LALT)

First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VIII
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the “Funds”), which contains detailed information about the Funds for the six-month period ended February 29, 2024.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Innovation Leaders ETF (ILDR)
The First Trust Innovation Leaders ETF (the “Fund”) seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation. This includes, but is not limited to, companies that are poised to benefit from new products or services, scientific research, technological improvements and/or enhancements to existing products or services related to automation, advanced medicine, networks, advanced computing, enhanced mobility, energy revolution and e-commerce. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol “ILDR.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (5/25/21) to 2/29/24	Inception (5/25/21) to 2/29/24
Fund Performance
NAV	20.36%	42.96%	3.32%	9.44%
Market Price	20.05%	42.94%	3.38%	9.64%
Index Performance
Russell 3000® Growth Index	17.79%	43.97%	10.02%	30.20%
Russell 3000® Index	13.76%	28.60%	7.51%	22.15%
(See Notes to Fund Performance Overview on page 8.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	43.8%
Health Care	17.9
Industrials	15.6
Communication Services	11.1
Financials	6.6
Consumer Discretionary	5.0
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
NVIDIA Corp.	6.0%
Microsoft Corp.	5.7
Alphabet, Inc., Class C	5.2
Amazon.com, Inc.	4.3
Uber Technologies, Inc.	4.0
ServiceNow, Inc.	3.6
Oracle Corp.	3.1
Broadcom, Inc.	2.7
Meta Platforms, Inc., Class A	2.6
Schneider Electric SE	2.6
Total	39.8%

Fund Performance Overview (Unaudited) (Continued)
First Trust Innovation Leaders ETF (ILDR) (Continued)

Performance of a $10,000 Initial Investment
May 25, 2021 - February 29, 2024
$14,000
$12,000
$10,000
$8,000
$6,000
$13,020
$12,215
$10,944
5/25/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust Innovation Leaders ETF
Russell 3000® Growth Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Expanded Technology ETF (XPND)
The First Trust Expanded Technology ETF (the “Fund”) seeks to provide long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund’s investment advisor as either information technology companies or financial companies and communication services companies whose operations are principally derived from and/or dependent upon technology. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol “XPND.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (6/14/21) to 2/29/24	Inception (6/14/21) to 2/29/24
Fund Performance
NAV	20.64%	52.79%	10.41%	30.77%
Market Price	20.55%	52.76%	10.38%	30.67%
Index Performance
S&P 500® Information Technology Index	20.58%	58.85%	16.94%	52.80%
(See Notes to Fund Performance Overview on page 8.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	70.4%
Communication Services	19.0
Financials	10.6
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
NVIDIA Corp.	6.5%
Meta Platforms, Inc., Class A	5.8
Broadcom, Inc.	5.4
Salesforce, Inc.	4.7
Mastercard, Inc., Class A	4.4
Visa, Inc., Class A	4.2
Microsoft Corp.	4.2
Alphabet, Inc., Class A	4.0
Walt Disney (The) Co.	3.9
Cisco Systems, Inc.	3.7
Total	46.8%

Fund Performance Overview (Unaudited) (Continued)
First Trust Expanded Technology ETF (XPND) (Continued)

Performance of a $10,000 Initial Investment
June 14, 2021 - February 29, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
$15,280
$13,077
6/14/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust Expanded Technology ETF
S&P 500® Information Technology Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Multi-Strategy Alternative ETF (LALT)
The First Trust Multi-Strategy Alternative ETF (the “Fund”) seeks to provide long-term total return. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve long-term total return by allocating its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) over various market cycles. The alternative asset categories and strategies the Fund may employ include, but are not limited to, hedged equity, long/short, event driven, managed futures, commodities, real estate, opportunistic fixed income, relative value, currencies and global macro. The Fund will primarily gain exposure to these alternative asset categories and strategies through investments in exchange-traded products (“ETPs”) (including ETFs, exchange-traded notes (“ETNs”) and trusts backed by physical commodities or currencies). The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol “LALT.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (1/31/23) to 2/29/24	Inception (1/31/23) to 2/29/24
Fund Performance
NAV	2.43%	5.09%	3.65%	3.94%
Market Price	2.33%	4.67%	3.65%	3.94%
Index Performance
Credit Suisse AllHedge Index(1)	6.02%	8.59%	7.53%	8.13%
(See Notes to Fund Performance Overview on page 8.)

Performance of a $10,000 Initial Investment
January 31, 2023 - February 29, 2024

$11,000
$10,500
$10,000
$9,500
$10,813
$10,394
1/31/23
2/28/23
8/31/23
2/29/24
First Trust Multi-Strategy Alternative ETF
Credit Suisse AllHedge Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

(1)	Effective as of August 1, 2023, the Credit Suisse AllHedge Index replaced the Hedge Fund Research HFRX Global Fund Index, which is no longer available for use by the Fund.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Innovation Leaders ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as the portfolio managers of the Fund:
Bob Hensley, CFA, Vice President of First Trust
David McGarel, CFA, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust
Chris Peterson, CFA, Senior Vice President of First Trust
Jared Wollen, CFA, Vice President of First Trust
Each portfolio manager has served in such capacity for the Fund since May 2021.

Portfolio Management (Continued)
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Expanded Technology ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The Fund’s portfolio is managed by a team (the “Investment Committee”) consisting of:
Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust

David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust
Jon C. Erickson, Senior Vice President of First Trust
Roger F. Testin, Senior Vice President of First Trust
Stan Ueland, Senior Vice President of First Trust
Chris A. Peterson, Senior Vice President of First Trust
Erik Russo, Vice President of First Trust
Omar Sepulveda, Vice President of First Trust
The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team of the Fund since June 2021.

Portfolio Management (Continued)
First Trust Exchange-Traded Fund VIII
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisor L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Multi-Strategy Alternative ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as the portfolio managers of the Fund:
John Gambla, CFA, FRM, PRM, Senior Vice President, Co-Head of the Alternatives Investment Team of First Trust
Rob A. Guttschow, CFA, Senior Vice President, Co-Head of the Alternatives Investment Team of First Trust
Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust
David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust
Chris A. Petersen, CFA, Senior Vice President and Head of Research Strategy of First Trust
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since January 2023.

First Trust Exchange-Traded Fund VIII
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of First Trust Innovation Leaders ETF, First Trust Expanded Technology ETF or First Trust Multi-Strategy Alternative ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Innovation Leaders ETF (ILDR)
Actual	$1,000.00	$1,203.60	0.75%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
First Trust Expanded Technology ETF (XPND)
Actual	$1,000.00	$1,206.40	0.65%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
First Trust Multi-Strategy Alternative ETF (LALT) (b)
Actual	$1,000.00	$1,024.30	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	0.20%	$1.01

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

(b)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.1%
	Aerospace & Defense — 2.9%
2,026	AeroVironment, Inc. (b)	$256,876
1,346	L3Harris Technologies, Inc.	284,894
678	Northrop Grumman Corp.	312,572
		854,342
	Automobiles — 0.7%
1,006	Tesla, Inc. (b)	203,091
	Biotechnology — 11.2%
2,157	Alnylam Pharmaceuticals, Inc. (b)	325,901
21,584	Amicus Therapeutics, Inc. (b)	276,707
9,751	Arcus Biosciences, Inc. (b)	186,537
6,475	BioMarin Pharmaceutical, Inc. (b)	558,663
6,057	Halozyme Therapeutics, Inc. (b)	241,129
10,794	Mirum Pharmaceuticals, Inc. (b)	309,896
540	Regeneron Pharmaceuticals, Inc. (b)	521,688
15,771	Replimune Group, Inc. (b)	135,315
6,477	SpringWorks Therapeutics, Inc. (b)	319,057
1,031	Vertex Pharmaceuticals, Inc. (b)	433,783
		3,308,676
	Broadline Retail — 4.3%
7,124	Amazon.com, Inc. (b)	1,259,238
	Capital Markets — 1.3%
3,703	Tradeweb Markets, Inc., Class A	391,851
	Communications Equipment — 2.3%
1,813	Arista Networks, Inc. (b)	503,180
3,382	Ciena Corp. (b)	192,706
		695,886
	Electrical Equipment — 4.0%
5,701	Array Technologies, Inc. (b)	77,762
3,245	Emerson Electric Co.	346,728
3,302	Schneider Electric SE (EUR)	748,735
		1,173,225
	Electronic Equipment, Instruments & Components — 0.8%
1,678	TE Connectivity Ltd.	240,894
	Entertainment — 1.2%
602	Netflix, Inc. (b)	362,958
	Financial Services — 5.2%
242	Adyen N.V. (EUR) (b) (c) (d)	381,868
3,029	Block, Inc. (b)	240,715
16,821	Toast, Inc., Class A (b)	386,883
1,841	Visa, Inc., Class A	520,340
		1,529,806
	Ground Transportation — 3.9%
14,572	Uber Technologies, Inc. (b)	1,158,474
	Health Care Equipment & Supplies — 2.5%
733	Align Technology, Inc. (b)	221,674
1,432	Dexcom, Inc. (b)	164,780
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
3,993	Inmode Ltd. (b)	$87,846
676	Intuitive Surgical, Inc. (b)	260,666
		734,966
	Health Care Providers & Services — 0.5%
7,128	Fulgent Genetics, Inc. (b)	160,808
	Industrial Conglomerates — 1.7%
2,491	Siemens AG (EUR)	492,525
	Interactive Media & Services — 8.8%
10,794	Alphabet, Inc., Class C (b)	1,508,785
1,567	Meta Platforms, Inc., Class A	768,034
7,885	TripAdvisor, Inc. (b)	211,476
6,746	ZoomInfo Technologies, Inc. (b)	113,063
		2,601,358
	IT Services — 4.0%
924	Accenture PLC, Class A	346,297
2,699	Akamai Technologies, Inc. (b)	299,373
602	MongoDB, Inc. (b)	269,443
3,382	Shopify, Inc., Class A (b)	258,283
		1,173,396
	Life Sciences Tools & Services — 3.3%
16,821	Avantor, Inc. (b)	414,470
1,006	Thermo Fisher Scientific, Inc.	573,601
		988,071
	Machinery — 1.5%
3,026	Chart Industries, Inc. (b)	432,294
	Media — 0.8%
2,924	Trade Desk (The), Inc., Class A (b)	249,797
	Professional Services — 1.4%
2,488	Paylocity Holding Corp. (b)	419,502
	Semiconductors & Semiconductor Equipment — 11.4%
592	Broadcom, Inc.	769,890
4,272	Marvell Technology, Inc.	306,131
4,046	Micron Technology, Inc.	366,608
2,210	NVIDIA Corp.	1,748,375
3,236	Rambus, Inc. (b)	191,701
		3,382,705
	Software — 23.3%
7,833	Confluent, Inc., Class A (b)	265,304
1,513	Crowdstrike Holdings, Inc., Class A (b)	490,439
892	CyberArk Software Ltd. (b)	235,274
2,699	Datadog, Inc., Class A (b)	354,811
6,726	Dynatrace, Inc. (b)	333,273
4,031	Microsoft Corp.	1,667,383
8,074	Oracle Corp.	901,704
20,269	Palantir Technologies, Inc., Class A (b)	508,346
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software (Continued)
5,635	PowerSchool Holdings, Inc., Class A (b)	$117,715
1,347	ServiceNow, Inc. (b)	1,038,995
1,815	Workday, Inc., Class A (b)	534,808
1,815	Zscaler, Inc. (b)	439,176
		6,887,228
	Technology Hardware, Storage & Peripherals — 1.1%
6,418	Pure Storage, Inc., Class A (b)	337,908
	Total Common Stocks	29,038,999
	(Cost $24,279,628)
MONEY MARKET FUNDS — 1.9%
571,599	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (e)	571,599
	(Cost $571,599)

	Total Investments — 100.0%	29,610,598
	(Cost $24,851,227)
	Net Other Assets and Liabilities — (0.0)%	(4,474)
	Net Assets — 100.0%	$29,606,124

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 29,038,999	$ 29,038,999	$ —	$ —
Money Market Funds	571,599	571,599	—	—
Total Investments	$29,610,598	$29,610,598	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 6.4%
1,001	Arista Networks, Inc. (a)	$277,818
13,081	Cisco Systems, Inc.	632,728
534	Motorola Solutions, Inc.	176,428
		1,086,974
	Electronic Equipment, Instruments & Components — 1.7%
1,926	Amphenol Corp., Class A	210,396
172	CDW Corp.	42,348
314	Jabil, Inc.	45,245
		297,989
	Entertainment — 4.8%
867	Electronic Arts, Inc.	120,929
5,891	Walt Disney (The) Co.	657,318
1,096	Warner Music Group Corp., Class A	38,283
		816,530
	Financial Services — 10.6%
1,933	Fiserv, Inc. (a)	288,539
152	FleetCor Technologies, Inc. (a)	42,449
1,578	Mastercard, Inc., Class A	749,171
2,548	Visa, Inc., Class A	720,167
		1,800,326
	Interactive Media & Services — 9.7%
4,932	Alphabet, Inc., Class A (a)	682,885
2,000	Meta Platforms, Inc., Class A	980,260
		1,663,145
	IT Services — 3.6%
314	Akamai Technologies, Inc. (a)	34,829
82	Gartner, Inc. (a)	38,176
2,939	International Business Machines Corp.	543,803
		616,808
	Media — 0.8%
477	Charter Communications, Inc., Class A (a)	140,205
	Semiconductors & Semiconductor Equipment — 25.9%
1,598	Analog Devices, Inc.	306,528
2,693	Applied Materials, Inc.	542,963
705	Broadcom, Inc.	916,845
361	Enphase Energy, Inc. (a)	45,851
440	KLA Corp.	300,212
425	Lam Research Corp.	398,756
1,742	Microchip Technology, Inc.	146,572
66	Monolithic Power Systems, Inc.	47,523
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,396	NVIDIA Corp.	$1,104,404
3,584	QUALCOMM, Inc.	565,519
375	Skyworks Solutions, Inc.	39,345
		4,414,518
	Software — 28.7%
1,069	Adobe, Inc. (a)	598,939
971	AppLovin Corp., Class A (a)	57,988
193	Aspen Technology, Inc. (a)	37,421
688	Autodesk, Inc. (a)	177,621
699	Bentley Systems, Inc., Class B	35,908
875	Cadence Design Systems, Inc. (a)	266,333
772	Crowdstrike Holdings, Inc., Class A (a)	250,244
1,057	Datadog, Inc., Class A (a)	138,953
1,647	Gen Digital, Inc.	35,394
901	Intuit, Inc.	597,264
161	Manhattan Associates, Inc. (a)	40,786
1,726	Microsoft Corp.	713,943
1,015	Palo Alto Networks, Inc. (a)	315,208
232	PTC, Inc. (a)	42,458
2,597	Salesforce, Inc. (a)	802,006
660	ServiceNow, Inc. (a)	509,084
491	Synopsys, Inc. (a)	281,701
		4,901,251
	Technology Hardware, Storage & Peripherals — 3.9%
3,443	Apple, Inc.	622,322
399	NetApp, Inc.	35,559
		657,881
	Wireless Telecommunication Services — 3.6%
3,722	T-Mobile US, Inc.	607,802
	Total Common Stocks	17,003,429
	(Cost $14,376,020)
MONEY MARKET FUNDS — 0.3%
44,653	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (b)	44,653
	(Cost $44,653)

	Total Investments — 100.0%	17,048,082
	(Cost $14,420,673)
	Net Other Assets and Liabilities — 0.0%	7,712
	Net Assets — 100.0%	$17,055,794

See Notes to Financial Statements

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 29, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,003,429	$ 17,003,429	$ —	$ —
Money Market Funds	44,653	44,653	—	—
Total Investments	$17,048,082	$17,048,082	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
38,780	First Trust Alternative Absolute Return Strategy ETF (a)	$1,099,025
10,936	First Trust Global Tactical Commodity Strategy Fund (a)	252,075
13,066	First Trust Long/Short Equity ETF (a)	787,749
22,986	First Trust Managed Futures Strategy Fund (a)	1,141,676
29,271	First Trust Merger Arbitrage ETF (a)	577,253
19,906	First Trust TCW Unconstrained Plus Bond ETF (a)	487,498
5,101	iShares 7-10 Year Treasury Bond ETF	480,616
6,300	iShares Gold Trust (b)	243,495

	Total Investments — 99.9%	5,069,387
	(Cost $5,029,578)
	Net Other Assets and Liabilities — 0.1%	5,593
	Net Assets — 100.0%	$5,074,980

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 5,069,387	$ 5,069,387	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 29, 2024 (Unaudited)

	First Trust Innovation Leaders ETF (ILDR)	First Trust Expanded Technology ETF (XPND)	First Trust Multi-Strategy Alternative ETF (LALT)
ASSETS:
Investments, at value - Unaffiliated	$29,610,598	$17,048,082	$724,111
Investments, at value - Affiliated	—	—	4,345,276
Total investments, at value	29,610,598	17,048,082	5,069,387
Cash	—	—	5,008
Receivables:
Dividends	11,480	15,332	—
Reclaims	321	—	—
Capital shares sold	—	—	1,013,923
Total Assets	29,622,399	17,063,414	6,088,318

LIABILITIES:
Payables:
Investment advisory fees	16,275	7,620	585
Investment securities purchased	—	—	1,012,753
Total Liabilities	16,275	7,620	1,013,338
NET ASSETS	$29,606,124	$17,055,794	$5,074,980

NET ASSETS consist of:
Paid-in capital	$25,847,529	$16,726,030	$5,043,851
Par value	13,500	6,500	2,500
Accumulated distributable earnings (loss)	3,745,095	323,264	28,629
NET ASSETS	$29,606,124	$17,055,794	$5,074,980
NET ASSET VALUE, per share	$21.93	$26.24	$20.30
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,350,002	650,002	250,002
Investments, at cost - Unaffiliated	$24,851,227	$14,420,673	$721,335
Investments, at cost - Affiliated	$—	$—	$4,308,243
Total investments, at cost	$24,851,227	$14,420,673	$5,029,578
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

	First Trust Innovation Leaders ETF (ILDR)	First Trust Expanded Technology ETF (XPND)	First Trust Multi-Strategy Alternative ETF (LALT)
INVESTMENT INCOME:
Dividends - Unaffiliated	$54,795	$41,296	$3,206
Dividends - Affiliated	—	—	30,971
Foreign withholding tax	(1,755)	—	—
Total investment income	53,040	41,296	34,177

EXPENSES:
Investment advisory fees	71,572	31,701	2,267
Total expenses	71,572	31,701	2,267
NET INVESTMENT INCOME (LOSS)	(18,532)	9,595	31,910

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(446,651)	42,626	577
Investments - Affiliated	—	—	(11,033)
In-kind redemptions - Unaffiliated	286,754	481,086	—
Foreign currency transactions	(106)	—	—
Net realized gain (loss)	(160,003)	523,712	(10,456)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	4,456,276	1,598,129	5,415
Investments - Affiliated	—	—	30,409
Foreign currency translation	(1)	—	—
Net change in unrealized appreciation (depreciation)	4,456,275	1,598,129	35,824
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,296,272	2,121,841	25,368
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,277,740	$2,131,436	$57,278
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Innovation Leaders ETF (ILDR)		First Trust Expanded Technology ETF (XPND)
	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(18,532)	$(9,226)	$9,595	$37,076
Net realized gain (loss)	(160,003)	(275,575)	523,712	(749,213)
Net change in unrealized appreciation (depreciation)	4,456,275	975,935	1,598,129	2,807,934
Net increase (decrease) in net assets resulting from operations	4,277,740	691,134	2,131,436	2,095,797

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(5,555)	(50,226)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,810,557	11,762,394	10,645,812	3,331,179
Cost of shares redeemed	(971,387)	—	(2,244,488)	(14,148,114)
Net increase (decrease) in net assets resulting from shareholder transactions	9,839,170	11,762,394	8,401,324	(10,816,935)
Total increase (decrease) in net assets	14,116,910	12,453,528	10,527,205	(8,771,364)

NET ASSETS:
Beginning of period	15,489,214	3,035,686	6,528,589	15,299,953
End of period	$29,606,124	$15,489,214	$17,055,794	$6,528,589

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	850,002	200,002	300,002	900,002
Shares sold	550,000	650,000	450,000	200,000
Shares redeemed	(50,000)	—	(100,000)	(800,000)
Shares outstanding, end of period	1,350,002	850,002	650,002	300,002

(a)	Inception date is January 31, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Multi-Strategy Alternative ETF (LALT)
Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

$31,910	$11,392
(10,456)	(495)
35,824	3,985
57,278	14,882

(38,911)	(4,620)

4,045,823	1,000,528
—	—
4,045,823	1,000,528
4,064,190	1,010,790

1,010,790	—
$5,074,980	$1,010,790

50,002	—
200,000	50,002
—	—
250,002	50,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Innovation Leaders ETF (ILDR)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$18.22	$15.18	$22.95	$20.07
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.04) (b)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	3.73	3.08	(7.66)	2.90
Total from investment operations	3.71	3.04	(7.74)	2.88
Distributions paid to shareholders from:
Net investment income	—	—	(0.00) (c)	—
Net realized gain	—	—	(0.03)	—
Total distributions	—	—	(0.03)	—
Net asset value, end of period	$21.93	$18.22	$15.18	$22.95
Total return (d)	20.36%	20.03%	(33.75)%	14.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,606	$15,489	$3,036	$3,443
Ratio of total expenses to average net assets	0.75% (e)	0.75%	0.75%	0.75% (e)
Ratio of net investment income (loss) to average net assets	(0.19)% (e)	(0.24)%	(0.51)%	(0.49)% (e)
Portfolio turnover rate (f)	20%	51%	58%	9%

(a)	Inception date is May 25, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Expanded Technology ETF (XPND)

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$21.76	$17.00	$21.87	$20.18
Income from investment operations:
Net investment income (loss)	0.02 (b)	0.06 (b)	0.04	(0.00) (c)
Net realized and unrealized gain (loss)	4.48	4.77	(4.89)	1.69
Total from investment operations	4.50	4.83	(4.85)	1.69
Distributions paid to shareholders from:
Net investment income	(0.02)	(0.07)	(0.02)	—
Net asset value, end of period	$26.24	$21.76	$17.00	$21.87
Total return (d)	20.64%	28.55%	(22.19)%	8.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,056	$6,529	$15,300	$16,399
Ratio of total expenses to average net assets	0.65% (e)	0.65%	0.65%	0.65% (e)
Ratio of net investment income (loss) to average net assets	0.20% (e)	0.36%	0.19%	(0.03)% (e)
Portfolio turnover rate (f)	33%	81%	88%	0%

(a)	Inception date is June 14, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Multi-Strategy Alternative ETF (LALT)

	Six Months Ended 2/29/2024 (Unaudited)	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$20.21	$20.01
Income from investment operations:
Net investment income (loss) (b)	0.27	0.23
Net realized and unrealized gain (loss)	0.21	0.06
Total from investment operations	0.48	0.29
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.09)
Net asset value, end of period	$20.30	$20.21
Total return (c)	2.43%	1.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,075	$1,011
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20% (e)
Ratio of net investment income (loss) to average net assets	2.81% (e)	1.97% (e)
Portfolio turnover rate (f)	6%	17%

(a)	Inception date is January 31, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Innovation Leaders ETF – (ticker “ILDR”)
First Trust Expanded Technology ETF – (ticker “XPND”)
First Trust Multi-Strategy Alternative ETF – (ticker “LALT”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. ILDR’s investment objective seeks to provide capital appreciation. XPND’s investment objective seeks to provide long-term capital appreciation. LALT’s investment objective is long-term total return.
Under normal market conditions, ILDR will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation.
Under normal market conditions, XPND will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund’s investment advisor as either information technology companies or financial companies and communication services companies whose operations are principally derived from and/or dependent upon technology.
Under normal market conditions, LALT allocates its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) over various market cycles.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 29, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Affiliated Transactions
LALT invests in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Amounts relating to investments in affiliated funds at February 29, 2024, and for the six months then ended are as follows:

Security Name	Shares at 2/29/2024	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/29/2024	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	38,780	$218,666	$897,272	$(3,806)	$(12,923)	$(184)	$1,099,025	$7,341
First Trust Global Tactical Commodity Strategy Fund	10,936	106,186	260,677	(99,042)	(5,041)	(10,705)	252,075	3,399
First Trust Long/Short Equity ETF	13,066	100,572	649,766	—	37,411	—	787,749	1,900
First Trust Managed Futures Strategy Fund	22,986	216,598	911,153	(6,554)	20,620	(141)	1,141,676	7,019
First Trust Merger Arbitrage ETF	29,271	120,904	472,166	(5,972)	(9,771)	(74)	577,253	4,732
First Trust TCW Unconstrained Plus Bond ETF	19,906	99,654	398,660	(11,000)	113	71	487,498	6,580
		$862,580	$3,589,694	$(126,374)	$30,409	$(11,033)	$4,345,276	$30,971
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Innovation Leaders ETF	$—	$—	$—
First Trust Expanded Technology ETF	50,226	—	—
First Trust Multi-Strategy Alternative ETF	4,620	—	—
As of August 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Innovation Leaders ETF	$(4,454)	$(805,741)	$277,550
First Trust Expanded Technology ETF	1,394	(2,821,732)	1,017,721
First Trust Multi-Strategy Alternative ETF	6,772	(486)	3,976
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For ILDR and XPND, the taxable years ended 2021, 2022 and 2023 remain open to federal and state audit. For LALT, the taxable year ended 2023 remains open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Innovation Leaders ETF	$805,741
First Trust Expanded Technology ETF	2,821,732
First Trust Multi-Strategy Alternative ETF	486
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2023, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Innovation Leaders ETF	$4,454	$—
First Trust Expanded Technology ETF	—	—
First Trust Multi-Strategy Alternative ETF	—	—

As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Innovation Leaders ETF	$24,851,227	$5,192,020	$(432,649)	$4,759,371
First Trust Expanded Technology ETF	14,420,673	2,724,104	(96,695)	2,627,409
First Trust Multi-Strategy Alternative ETF	5,029,578	77,645	(37,836)	39,809
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	ILDR
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%

Breakpoints	XPND	LALT
Fund net assets up to and including $2.5 billion	0.65000%	0.20000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.19500%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.19000%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.18500%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%	0.18000%
Fund net assets greater than $15 billion	0.55250%	0.17000%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Innovation Leaders ETF	$4,183,581	$3,795,796
First Trust Expanded Technology ETF	3,443,695	3,460,465
First Trust Multi-Strategy Alternative ETF	147,266	155,314
For the six months ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Innovation Leaders ETF	$10,449,510	$982,308
First Trust Expanded Technology ETF	10,619,110	2,235,936
First Trust Multi-Strategy Alternative ETF	4,042,300	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024 for ILDR and XPND, and January 27, 2025 for LALT.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund VIII
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

First Trust Multi-Manager Large Growth ETF (MMLG)
Wellington Management Company LLP
Sands Capital Management, LLC

First Trust Multi-Manager Large Growth ETF (MMLG)
Semi-Annual Report
February 29, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Wellington Management Company LLP (“Wellington”) and/or Sands Capital Management, LLC (“Sands Capital”) (each, a “Sub-Advisor” and together, “Sub-Advisors”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (First Trust Multi-Manager Large Growth ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Multi-Manager Large Growth ETF (MMLG)
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Multi-Manager Large Growth ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended February 29, 2024.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Multi-Manager Large Growth ETF (MMLG)
The First Trust Multi-Manager Large Growth ETF (the “Fund”) seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell 1000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “MMLG.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (7/21/20) to 2/29/24	Inception (7/21/20) to 2/29/24
Fund Performance
NAV	23.82%	49.20%	8.91%	36.08%
Market Price	23.84%	49.25%	8.89%	35.98%
Index Performance
Russell 1000® Growth Index	18.20%	45.93%	15.44%	67.90%
Russell 1000® Index	14.03%	29.81%	14.57%	63.37%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	46.4%
Consumer Discretionary	14.8
Communication Services	11.4
Health Care	10.5
Financials	9.1
Industrials	4.1
Consumer Staples	1.8
Real Estate	1.0
Materials	0.6
Energy	0.3
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Microsoft Corp.	9.2%
NVIDIA Corp.	8.0
Amazon.com, Inc.	7.9
Meta Platforms, Inc., Class A	4.9
ServiceNow, Inc.	4.0
Apple, Inc.	3.5
Dexcom, Inc.	2.6
Uber Technologies, Inc.	2.6
Visa, Inc., Class A	2.5
Alphabet, Inc., Class A	2.4
Total	47.6%

Performance of a $10,000 Initial Investment
July 21, 2020 - February 29, 2024

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
7/21/20
8/31/20
2/28/21
8/31/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
$16,790
$16,337
$13,608
First Trust Multi-Manager Large Growth ETF
Russell 1000® Growth Index
Russell 1000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Multi-Manager Large Growth ETF (MMLG)
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Multi-Manager Large Growth ETF (“MMLG” or the “Fund”). The following serve as investment sub-advisors (each, a “Sub-Advisor”) to the Fund: Wellington Management Company LLP (“Wellington”) and Sands Capital Management, LLC (“Sands Capital”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The Advisor’s Investment Committee, which manages the Fund’s investments, consists of:
• Daniel J. Lindquist, Managing Director of First Trust
• David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust
• Jon C. Erickson, Senior Vice President of First Trust
• Roger F. Testin, Senior Vice President of First Trust
• Stan Ueland, Senior Vice President of First Trust
• Chris A. Peterson, CFA, Senior Vice President of First Trust
• Erik Russo, Vice President of First Trust
Sub-Advisor Portfolio Managers
Wellington
• Douglas W. McLane, CFA, Senior Managing Director, Partner and Equity Portfolio Manager
Sands Capital
• Frank M. Sands, CFA, Chief Investment Officer and Chief Executive Officer
• Wesley A. Johnston, CFA, Senior Portfolio Manager and Research Analyst
• Thomas H. Trentman, CFA, Senior Portfolio Manager and Research Analyst
The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund, while each of the Sub-Advisor portfolio managers provides non-discretionary investment advice to the Investment Committee. Each portfolio manager and member of the Advisor’s Investment Committee has served as a part of the portfolio management team of the Fund since inception, except for Erik Russo, who has served as part of the portfolio management team of the Fund since December 2020.

First Trust Multi-Manager Large Growth ETF (MMLG)
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of First Trust Multi-Manager Large Growth ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Multi-Manager Large Growth ETF (MMLG)
Actual	$1,000.00	$1,238.20	0.85%	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.1%
	Aerospace & Defense — 0.3%
2,018	RTX Corp.	$180,954
	Automobiles — 0.5%
1,542	Tesla, Inc. (a)	311,299
	Banks — 1.5%
92,320	NU Holdings Ltd., Class A (a)	1,022,906
	Beverages — 1.3%
4,097	Brown-Forman Corp., Class B	246,762
1,179	Constellation Brands, Inc., Class A	293,005
5,829	Monster Beverage Corp. (a)	344,494
		884,261
	Biotechnology — 0.8%
9,885	Ultragenyx Pharmaceutical, Inc. (a)	511,252
	Broadline Retail — 7.7%
29,258	Amazon.com, Inc. (a)	5,171,644
	Chemicals — 0.5%
1,124	Sherwin-Williams (The) Co.	373,202
	Commercial Services & Supplies — 0.4%
1,473	Republic Services, Inc.	270,443
	Communications Equipment — 0.4%
886	Motorola Solutions, Inc.	292,726
	Consumer Finance — 0.4%
1,108	American Express Co.	243,117
	Electronic Equipment, Instruments & Components — 1.5%
3,557	Amphenol Corp., Class A	388,567
1,484	CDW Corp.	365,375
1,754	Jabil, Inc.	252,734
		1,006,676
	Entertainment — 2.7%
2,363	Netflix, Inc. (a)	1,424,700
8,715	Sea Ltd., ADR (a)	422,852
		1,847,552
	Financial Services — 6.1%
17,418	Block, Inc. (a)	1,384,208
813	FleetCor Technologies, Inc. (a)	227,047
1,913	Mastercard, Inc., Class A	908,216
5,721	Visa, Inc., Class A	1,616,983
		4,136,454
	Ground Transportation — 2.5%
21,056	Uber Technologies, Inc. (a)	1,673,952
Shares	Description	Value

	Health Care Equipment & Supplies — 5.3%
1,802	Abbott Laboratories	$213,789
1,386	Align Technology, Inc. (a)	419,154
2,935	Boston Scientific Corp. (a)	194,326
14,922	Dexcom, Inc. (a)	1,717,075
9,122	Edwards Lifesciences Corp. (a)	774,184
3,043	Hologic, Inc. (a)	224,574
		3,543,102
	Health Care Providers & Services — 1.0%
1,349	UnitedHealth Group, Inc.	665,866
	Health Care Technology — 0.3%
911	Veeva Systems, Inc., Class A (a)	205,440
	Hotels, Restaurants & Leisure — 3.1%
4,564	Airbnb, Inc., Class A (a)	718,693
173	Chipotle Mexican Grill, Inc. (a)	465,157
7,015	DoorDash, Inc., Class A (a)	873,859
		2,057,709
	Insurance — 0.8%
2,405	Arch Capital Group Ltd. (a)	210,654
1,409	Chubb Ltd.	354,603
		565,257
	Interactive Media & Services — 8.3%
11,201	Alphabet, Inc., Class A (a)	1,550,890
2,134	Alphabet, Inc., Class C (a)	298,291
11,980	Match Group, Inc. (a)	431,759
6,540	Meta Platforms, Inc., Class A	3,205,450
7,418	ZoomInfo Technologies, Inc. (a)	124,326
		5,610,716
	IT Services — 6.2%
811	Accenture PLC, Class A	303,947
7,401	Cloudflare, Inc., Class A (a)	729,294
7,753	Okta, Inc. (a)	831,897
11,737	Shopify, Inc., Class A (a)	896,355
7,448	Snowflake, Inc., Class A (a)	1,402,309
		4,163,802
	Life Sciences Tools & Services — 1.4%
8,681	10X Genomics, Inc., Class A (a)	404,882
965	Danaher Corp.	244,280
462	Thermo Fisher Scientific, Inc.	263,423
		912,585
	Machinery — 0.8%
964	Deere & Co.	351,908
1,811	Ingersoll Rand, Inc.	165,399
		517,307
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 0.2%
923	Diamondback Energy, Inc.	$168,466
	Personal Care Products — 0.5%
2,118	Estee Lauder (The) Cos., Inc., Class A	314,692
	Pharmaceuticals — 1.6%
1,391	Eli Lilly & Co.	1,048,369
	Real Estate Management & Development — 1.0%
7,795	CoStar Group, Inc. (a)	678,399
	Semiconductors & Semiconductor Equipment — 14.1%
1,827	Advanced Micro Devices, Inc. (a)	351,752
715	Broadcom, Inc.	929,851
7,489	Entegris, Inc.	1,006,222
601	KLA Corp.	410,062
1,306	Lam Research Corp.	1,225,355
6,616	NVIDIA Corp.	5,234,050
1,852	Texas Instruments, Inc.	309,895
		9,467,187
	Software — 19.4%
498	ANSYS, Inc. (a)	166,417
5,383	Atlassian Corp., Class A (a)	1,116,542
830	Cadence Design Systems, Inc. (a)	252,635
10,020	Datadog, Inc., Class A (a)	1,317,229
582	Intuit, Inc.	385,802
14,567	Microsoft Corp.	6,025,494
906	Palo Alto Networks, Inc. (a)	281,358
330	Roper Technologies, Inc.	179,761
1,355	Salesforce, Inc. (a)	418,451
3,402	ServiceNow, Inc. (a)	2,624,099
1,101	Workday, Inc., Class A (a)	324,421
		13,092,209
	Specialty Retail — 2.1%
5,280	Floor & Decor Holdings, Inc., Class A (a)	639,513
310	O’Reilly Automotive, Inc. (a)	337,100
4,691	TJX (The) Cos., Inc.	465,066
		1,441,679
	Technology Hardware, Storage & Peripherals — 3.4%
12,831	Apple, Inc.	2,319,203
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 1.0%
716	Lululemon Athletica, Inc. (a)	$334,436
3,103	NIKE, Inc., Class B	322,495
		656,931
	Total Common Stocks	65,355,357
	(Cost $58,723,498)
MONEY MARKET FUNDS — 2.9%
1,981,483	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (b)	1,981,483
	(Cost $1,981,483)

	Total Investments — 100.0%	67,336,840
	(Cost $60,704,981)
	Net Other Assets and Liabilities — (0.0)%	(12,046)
	Net Assets — 100.0%	$67,324,794

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 65,355,357	$ 65,355,357	$ —	$ —
Money Market Funds	1,981,483	1,981,483	—	—
Total Investments	$67,336,840	$67,336,840	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

ASSETS:
Investments, at value	$67,336,840
Dividends receivable	31,702
Total Assets	67,368,542

LIABILITIES:
Investment advisory fees payable	43,748
Total Liabilities	43,748
NET ASSETS	$67,324,794

NET ASSETS consist of:
Paid-in capital	$76,736,298
Par value	25,000
Accumulated distributable earnings (loss)	(9,436,504)
NET ASSETS	$67,324,794
NET ASSET VALUE, per share	$26.93
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,500,002
Investments, at cost	$60,704,981
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statement of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$117,854
Total investment income	117,854

EXPENSES:
Investment advisory fees	209,507
Total expenses	209,507
NET INVESTMENT INCOME (LOSS)	(91,653)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(481,370)
In-kind redemptions	549,093
Net realized gain (loss)	67,723
Net change in unrealized appreciation (depreciation) on investments	12,036,796
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,104,519
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,012,866
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statements of Changes in Net Assets

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(91,653)	$(128,064)
Net realized gain (loss)	67,723	(14,219,998)
Net change in unrealized appreciation (depreciation)	12,036,796	19,933,088
Net increase (decrease) in net assets resulting from operations	12,012,866	5,585,026

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,438,882	—
Cost of shares redeemed	(3,451,292)	(27,738,996)
Net increase (decrease) in net assets resulting from shareholder transactions	13,987,590	(27,738,996)
Total increase (decrease) in net assets	26,000,456	(22,153,970)

NET ASSETS:
Beginning of period	41,324,338	63,478,308
End of period	$67,324,794	$41,324,338

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,900,002	3,500,002
Shares sold	750,000	—
Shares redeemed	(150,000)	(1,600,000)
Shares outstanding, end of period	2,500,002	1,900,002
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$21.75	$18.14	$28.27	$21.86	$19.84
Income from investment operations:
Net investment income (loss)	(0.04) (b)	(0.05) (b)	(0.18)	0.01	(0.00) (c)
Net realized and unrealized gain (loss)	5.22	3.66	(9.95)	6.46	2.02
Total from investment operations	5.18	3.61	(10.13)	6.47	2.02
Distributions paid to shareholders from:
Net investment income	—	—	—	(0.04)	—
Net realized gain	—	—	—	(0.02)	—
Total distributions	—	—	—	(0.06)	—
Net asset value, end of period	$26.93	$21.75	$18.14	$28.27	$21.86
Total return (d)	23.82%	19.90%	(35.83)%	29.65%	10.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$67,325	$41,324	$63,478	$171,005	$2,186
Ratio of total expenses to average net assets	0.85% (e)	0.85%	0.85%	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.37)% (e)	(0.29)%	(0.49)%	(0.49)%	(0.21)% (e)
Portfolio turnover rate (f)	10%	29%	31%	21%	2%

(a)	Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the First Trust Multi-Manager Large Growth ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “MMLG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell 1000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 29, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended August 31, 2023.
As of August 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(78,472)
Accumulated capital and other gain (loss)	(15,819,658)
Net unrealized appreciation (depreciation)	(5,551,240)
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2023, for federal income tax purposes, the Fund had $15,819,658 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2023, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$78,472	$—

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$60,704,981	$13,364,303	$(6,732,444)	$6,631,859
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund’s portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion up to and including $15 billion	0.76500%
Fund net assets greater than $15 billion	0.72250%
The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Wellington Management Company LLP (“Wellington”) and Sands Capital Management, LLC (“Sands Capital”) (each, a “Sub-Advisor” and together, “Sub-Advisors”), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”). In this capacity, Wellington and Sands Capital are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund’s portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.30% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.30% of the average daily net assets of the portion of the Fund’s assets allocated to that sub-advisor). Each Sub-Advisor’s fees are paid by First Trust out of First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $5,025,334 and $6,199,017, respectively.
For the six months ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $17,081,119 and $3,403,884, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISORS
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210
Sands Capital Management, LLC
1000 Wilson Boulevard, Suite 3000
Arlington, VA 22209
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Semi-Annual Report
February 29, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or SkyBridge Capital II, LLC (“SkyBridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (First Trust SkyBridge Crypto Industry and Digital Economy ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended February 29, 2024.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
The First Trust SkyBridge Crypto Industry and Digital Economy ETF’s (the “Fund”) investment objective is to provide investors with capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts (“ADRs”) of Crypto Industry Companies and Digital Economy Companies. Under normal market conditions, the Fund will invest at least 50% of its net assets (plus any investment borrowings) in Crypto Industry Companies. The remainder of the Fund’s net assets used to satisfy the 80% test set forth above will be invested in Digital Economy Companies. The Fund’s selection universe includes common stocks and ADRs listed on global securities exchanges, including U.S. dollar denominated and non-U.S. dollar denominated securities issued by U.S. and non-U.S. companies, including companies operating in emerging market countries.
“Crypto Industry Companies” are those companies that (i) derive at least 50% of their revenue or profits directly from goods produced or sold, investments made, or services performed in the crypto industry ecosystem and/or (ii) have at least 50% of their net assets accounted for by direct holdings of bitcoin, ether or another cryptocurrency. “Digital Economy Companies” are those companies that derive at least 50% of their revenue or profits directly from goods produced or sold, investments made, or services performed in the digital economy ecosystem. The Fund will not directly invest in digital assets (including bitcoin, other cryptocurrencies or initial coin offerings), or indirectly through the use of derivatives or through investments in funds or trusts that hold digital assets. As the Fund does not directly or indirectly invest in cryptocurrencies or other digital assets, the Fund does not expect to track the price movement of any cryptocurrencies or other digital assets.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (9/20/21) to 2/29/24	Inception (9/20/21) to 2/29/24
Fund Performance
NAV	102.95%	156.80%	-17.42%	-37.33%
Market Price	103.30%	158.50%	-17.42%	-37.33%
Index Performance
S&P 500® Index	13.93%	30.45%	8.34%	21.61%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	53.6%
Financials	38.8
Communication Services	7.3
Industrials	0.2
Consumer Discretionary	0.1
Total	100.0%

Country Allocation†	% of Total Long-Term Investments
United States	87.4%
Cayman Islands	6.2
Canada	4.4
Australia	1.9
Taiwan	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Top Ten Holdings	% of Total Long-Term Investments
Coinbase Global, Inc., Class A	24.8%
MicroStrategy, Inc., Class A	24.6
Galaxy Digital Holdings Ltd.	4.5
NVIDIA Corp.	3.9
Meta Platforms, Inc., Class A	3.8
Riot Platforms, Inc.	3.8
Microsoft Corp.	3.6
Alphabet, Inc., Class C	3.5
BlackRock, Inc.	3.0
Mastercard, Inc., Class A	2.9
Total	78.4%

Performance of a $10,000 Initial Investment
September 20, 2021 - February 29, 2024
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$12,161
$6,267
9/20/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust SkyBridge Crypto Industry and Digital Economy ETF
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors, L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust SkyBridge Crypto Industry and Digital Economy ETF (“CRPT” or the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
SkyBridge Capital II, LLC (“SkyBridge” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in New York, New York.
SkyBridge Capital II, LLC Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
Anthony Scaramucci – Founder and Managing Partner
Brett Messing – President and Co-Chief Investment Officer
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since September 2021.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Actual	$1,000.00	$2,029.50	0.85%	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.85%	$4.27

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.3%
	Broadline Retail — 0.1%
31	MercadoLibre, Inc. (b)	$49,454
	Capital Markets — 31.7%
1,582	BlackRock, Inc.	1,283,540
52,764	Coinbase Global, Inc., Class A (b)	10,740,640
183,269	Galaxy Digital Holdings Ltd. (CAD) (b)	1,927,015
515	Interactive Brokers Group, Inc., Class A	55,991
5,744	Robinhood Markets, Inc., Class A (b)	93,684
		14,100,870
	Commercial Services & Supplies — 0.1%
24,146	Bitcoin Depot, Inc. (b)	57,951
	Financial Services — 6.0%
1,141	Block, Inc. (b)	90,675
2,683	Mastercard, Inc., Class A	1,273,781
790	PayPal Holdings, Inc. (b)	47,669
4,495	Visa, Inc., Class A	1,270,467
		2,682,592
	Interactive Media & Services — 7.2%
10,817	Alphabet, Inc., Class C (b)	1,512,000
3,389	Meta Platforms, Inc., Class A	1,661,051
		3,173,051
	IT Services — 2.4%
263,619	Core Scientific, Inc. (b)	991,207
721	Shopify, Inc., Class A (b)	55,063
		1,046,270
	Semiconductors & Semiconductor Equipment — 4.2%
288	Advanced Micro Devices, Inc. (b)	55,449
520	Microchip Technology, Inc.	43,753
2,117	NVIDIA Corp.	1,674,801
315	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,531
322	Texas Instruments, Inc.	53,880
		1,868,414
	Software — 45.6%
114,469	Bitdeer Technologies Group, Class A (b)	757,785
310,112	Bitfarms Ltd. (b)	883,819
244,333	Cipher Mining, Inc. (b)	723,226
65,774	Cleanspark, Inc. (b)	1,099,741
253,767	Hive Digital Technologies Ltd. (b)	966,852
Shares	Description	Value

	Software (Continued)
138,504	Iris Energy Ltd. (b)	$817,174
46,670	Marathon Digital Holdings, Inc. (b)	1,208,753
3,783	Microsoft Corp.	1,564,800
10,390	MicroStrategy, Inc., Class A (b)	10,627,308
116,335	Riot Platforms, Inc. (b)	1,642,650
		20,292,108
	Total Common Stocks	43,270,710
	(Cost $34,576,852)
MONEY MARKET FUNDS — 0.0%
19,418	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (c)	19,418
	(Cost $19,418)

	Total Investments — 97.3%	43,290,128
	(Cost $34,596,270)
	Net Other Assets and Liabilities — 2.7%	1,191,946
	Net Assets — 100.0%	$44,482,074

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 43,270,710	$ 43,270,710	$ —	$ —
Money Market Funds	19,418	19,418	—	—
Total Investments	$43,290,128	$43,290,128	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

ASSETS:
Investments, at value	$43,290,128
Receivables:
Investment securities sold	13,084,278
Dividends	1,498
Total Assets	56,375,904

LIABILITIES:
Payables:
Investment securities purchased	11,869,754
Investment advisory fees	24,076
Total Liabilities	11,893,830
NET ASSETS	$44,482,074

NET ASSETS consist of:
Paid-in capital	$73,730,979
Par value	38,000
Accumulated distributable earnings (loss)	(29,286,905)
NET ASSETS	$44,482,074
NET ASSET VALUE, per share	$11.71
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,800,002
Investments, at cost	$34,596,270
See Notes to Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Statement of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,280
Foreign withholding tax	(123)
Total investment income	5,157

EXPENSES:
Investment advisory fees	108,089
Total expenses	108,089
NET INVESTMENT INCOME (LOSS)	(102,932)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,555,224
Foreign currency transactions	406
Net realized gain (loss)	4,555,630
Net change in unrealized appreciation (depreciation) on:
Investments	16,904,413
Foreign currency translation	(785)
Net change in unrealized appreciation (depreciation)	16,903,628
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,459,258
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,356,326
See Notes to Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Statements of Changes in Net Assets

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(102,932)	$(144,115)
Net realized gain (loss)	4,555,630	(20,158,631)
Net change in unrealized appreciation (depreciation)	16,903,628	17,713,895
Net increase (decrease) in net assets resulting from operations	21,356,326	(2,588,851)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(4,358)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,516,311	1,307,927
Cost of shares redeemed	—	(5,741,810)
Net increase (decrease) in net assets resulting from shareholder transactions	3,516,311	(4,433,883)
Total increase (decrease) in net assets	24,872,637	(7,027,092)

NET ASSETS:
Beginning of period	19,609,437	26,636,529
End of period	$44,482,074	$19,609,437

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,400,002	4,250,002
Shares sold	400,000	300,000
Shares redeemed	—	(1,150,000)
Shares outstanding, end of period	3,800,002	3,400,002
See Notes to Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Period Ended 8/31/2022 (a)

Net asset value, beginning of period	$5.77	$6.27	$18.91
Income from investment operations:
Net investment income (loss) (b)	(0.03)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	5.97	(0.46)	(12.36)
Total from investment operations	5.94	(0.50)	(12.44)
Distributions paid to shareholders from:
Net investment income	—	(0.00) (c)	(0.20)
Net realized gain	—	—	(0.00) (c)
Total distributions	—	(0.00) (c)	(0.20)
Net asset value, end of period	$11.71	$5.77	$6.27
Total return (d)	102.95%	(7.95)%	(66.46)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,482	$19,609	$26,637
Ratio of total expenses to average net assets	0.85% (e)	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.81)% (e)	(0.76)%	(0.76)% (e)
Portfolio turnover rate (f)	111%	197%	90%

(a)	Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “CRPT” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide investors with capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts (“ADRs”) of Crypto Industry Companies and Digital Economy Companies. Under normal market conditions, the Fund will invest at least 50% of its net assets (plus any investment borrowings) in Crypto Industry Companies. The remainder of the Fund’s net assets used to satisfy the 80% test set forth above will be invested in Digital Economy Companies.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.

Notes to Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 29, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended August 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$4,358
Capital gains	—
Return of capital	—
As of August 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(93,745)
Accumulated capital and other gain (loss)	(37,877,638)
Net unrealized appreciation (depreciation)	(12,671,848)

Notes to Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 and taxable year ended 2023 remain open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2023, for federal income tax purposes, the Fund had $37,877,638 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2023, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$93,745	$—

As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$34,596,270	$9,822,399	$(1,128,541)	$8,693,858
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
SkyBridge Capital II, LLC (“SkyBridge” or the “Sub-Advisor”) serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and SkyBridge, First Trust will supervise SkyBridge and its management of the investment of the Fund’s assets and will pay SkyBridge for its services as the Fund’s sub-advisor. SkyBridge receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, sub-

Notes to Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to SkyBridge will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $29,456,043 and $30,777,224, respectively.
For the six months ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $3,522,715 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
SkyBridge Capital II, LLC
527 Madison Avenue, 4th Floor
New York, NY 10022
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended February 29, 2024

First Trust Exchange-Traded Fund VIII

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Driehaus Capital Management LLC
Stephens Investment Management Group, LLC

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Semi-Annual Report
February 29, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Driehaus Capital Management LLC (“DCM”) and/or Stephens Investment Management Group, LLC (“SIMG”) (each, a “Sub-Advisor” and together, “Sub-Advisors”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (First Trust Multi-Manager Small Cap Opportunities ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Semi-Annual Letter from the Chairman and CEO
February 29, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended February 29, 2024.
As many investors are likely aware, the S&P 500® Index (the “Index”) closed at a record 4,839.81 on January 19, 2024, besting its previous record close of 4,796.56 set on January 3, 2022. January’s all-time high was just the beginning in what has been a deluge of record-topping closes for the Index. Notably, the Index marked its 14th record-high of the year on February 29, 2024, closing at 5,096.27. The U.S. fixed income markets also rallied over the past several months. The yield on the 10-Year Treasury Note (“T-Note”) stood at 4.25% at the end of February 2024, down 74 basis points (“bps”) from its most-recent peak of 4.99% on October 19, 2023. As bond prices typically move in the opposite direction of yields, the decline in the 10-Year T-Note’s yield is reflective of substantial price movement in the asset. For comparison, the Bloomberg U.S. Aggregate Bond Index enjoyed a total return of 7.44% over the same time frame.
Many pundits have analyzed what could be behind the recent rise in equity and bond valuations over the past six months. In our view, several factors are worth noting. First, the promise of increased efficiencies brought on by Artificial Intelligence (“AI”) has been a transformative event for U.S. equities. In the U.S., the market size for AI is expected to grow from $87.2 billion in 2023 to $237.1 billion in 2030 according to data compiled by Statista in August 2023. In addition, earnings estimates for the companies that comprise the Index continue to reflect strength. As of March 1, 2024, the Index earnings per share estimates stood at $238.3 and $271.3 for 2024 and 2025, respectively, up from an estimated $216.2 in 2023, according to data from Bloomberg. In our view, the Federal Reserve’s (the “Fed”) December 2023 announcement that they were targeting three cuts totaling 75 bps in 2024 also contributed to the recent surge in these markets.
As indicated above, there are a number of reasons for optimism. That said, investors would be well-served to keep a close watch for deterioration in a few key areas, in our opinion. Inflation remains well-above the Fed’s target of 2.0%, and recent data indicates that the Fed’s “Super Core” measure of inflation rose by an annualized growth rate of 8.2% through January and February 2024. Tellingly, the Federal Funds rate futures market signals that rate cut expectations have adjusted substantially this year. As of February 29, 2024, this market indicated that just three cuts totaling 85 bps were expected in 2024, down from six cuts totaling 158 bps on December 29, 2023. Another area to watch is commercial real estate. More than $2.2 trillion in commercial debt is scheduled to mature between mid-January 2024 and the end of 2027, and lender losses on loans tied to commercial real estate are forecast to increase dramatically as a result. Fitch Ratings estimates that the delinquency rate for commercial mortgage loans that have been converted into securities will rise to 4.5% in 2024, nearly double the delinquency rate for the cohort as of November 2023.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. The Fund lists and principally trades its shares on the NYSE Arca, Inc. under the ticker symbol “MMSC.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 2/29/24	1 Year Ended 2/29/24	Inception (10/13/21) to 2/29/24	Inception (10/13/21) to 2/29/24
Fund Performance
NAV	16.11%	24.54%	-2.46%	-5.75%
Market Price	16.24%	24.53%	-2.44%	-5.70%
Index Performance
Russell 2000® Growth Index	10.21%	14.18%	-4.12%	-9.53%
Russell 3000® Index	13.76%	28.60%	6.71%	16.70%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC) (Continued)

Sector Allocation	% of Total Long-Term Investments
Information Technology	26.0%
Industrials	24.8
Health Care	18.4
Financials	8.9
Consumer Discretionary	8.6
Consumer Staples	7.4
Energy	5.0
Materials	0.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Super Micro Computer, Inc.	2.1%
Onto Innovation, Inc.	2.0
BellRing Brands, Inc.	2.0
CyberArk Software Ltd.	1.9
Celsius Holdings, Inc.	1.9
Axon Enterprise, Inc.	1.8
Wingstop, Inc.	1.4
Monday.com Ltd.	1.3
Leonardo DRS, Inc.	1.3
Saia, Inc.	1.2
Total	16.9%

Performance of a $10,000 Initial Investment
October 13, 2021 - February 29, 2024

$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$11,670
$9,425
$9,047
10/13/21
2/28/22
8/31/22
2/28/23
8/31/23
2/29/24
First Trust Multi-Manager Small Cap Opportunities ETF
Russell 2000® Growth Index
Russell 3000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Semi-Annual Report
February 29, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Multi-Manager Small Cap Opportunities ETF (“MMSC” or the “Fund”). The following serve as investment sub-advisors (each, a “Sub-Advisor”) to the Fund: Driehaus Capital Management LLC (“DCM”) and Stephens Investment Management Group, LLC (“SIMG”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The Advisor’s Investment Committee, which manages the Fund’s investments, consists of:
• Daniel J. Lindquist, Managing Director of First Trust
• David G. McGarel, Chief Investment Officer, Chief Operating Officer and Managing Director of First Trust
• Jon C. Erickson, Senior Vice President of First Trust
• Roger F. Testin, Senior Vice President of First Trust
• Stan Ueland, Senior Vice President of First Trust
• Chris A. Peterson, CFA, Senior Vice President of First Trust
• Erik Russo, Vice President of First Trust
Sub-Advisor Portfolio Managers
Driehaus Capital Management LLC
• Jeffrey James, Lead Portfolio Manager
• Michael Buck, Portfolio Manager
• Prakash Vijayan, CFA, Assistant Portfolio Manager
Stephens Investment Management Group, LLC
• Ryan E. Crane, Chief Investment Officer
• Kelly Ranucci, Senior Portfolio Manager
• John Keller, Portfolio Manager
• John M. Thornton, Senior Portfolio Manager
• Samuel M. Chase III, Senior Portfolio Manager
The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund, while each of the Sub-Advisor portfolio managers provides non-discretionary investment advice to the Investment Committee. Each portfolio manager and member of the Advisor’s Investment Committee has served as a part of the portfolio management team of the Fund since October 2021.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Understanding Your Fund Expenses
February 29, 2024 (Unaudited)
As a shareholder of First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 29, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Actual	$1,000.00	$1,161.10	0.95%	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(September 1, 2023 through February 29, 2024), multiplied by 182/366 (to reflect the six-month period).

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
February 29, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.6%
	Aerospace & Defense — 5.6%
468	AeroVironment, Inc. (a)	$59,338
496	Axon Enterprise, Inc. (a)	152,455
129	Curtiss-Wright Corp.	30,479
328	HEICO Corp., Class A	51,034
3,331	Kratos Defense & Security Solutions, Inc. (a)	60,757
4,625	Leonardo DRS, Inc. (a)	105,034
157	Moog, Inc., Class A	23,542
		482,639
	Air Freight & Logistics — 0.4%
831	Hub Group, Inc., Class A (a)	35,342
	Automobile Components — 0.4%
341	Modine Manufacturing Co. (a)	30,591
	Banks — 0.5%
393	Customers Bancorp, Inc. (a)	21,344
343	Western Alliance Bancorp	19,801
		41,145
	Beverages — 2.1%
1,913	Celsius Holdings, Inc. (a)	156,139
303	MGP Ingredients, Inc.	25,810
		181,949
	Biotechnology — 7.3%
541	Apellis Pharmaceuticals, Inc. (a)	33,526
869	Apogee Therapeutics, Inc. (a)	30,259
930	Biomea Fusion, Inc. (a)	16,275
1,903	Crinetics Pharmaceuticals, Inc. (a)	77,909
145	Cytokinetics, Inc. (a)	10,475
2,278	Exelixis, Inc. (a)	49,888
1,122	Halozyme Therapeutics, Inc. (a)	44,667
187	Krystal Biotech, Inc. (a)	29,821
65	Kyverna Therapeutics, Inc. (a)	1,766
851	Merus N.V. (a)	41,256
582	Natera, Inc. (a)	50,337
599	Nuvalent, Inc., Class A (a)	50,388
485	Ultragenyx Pharmaceutical, Inc. (a)	25,084
1,176	Vaxcyte, Inc. (a)	86,812
1,701	Xenon Pharmaceuticals, Inc. (a)	80,287
		628,750
	Broadline Retail — 0.2%
210	Ollie’s Bargain Outlet Holdings, Inc. (a)	16,836
	Building Products — 2.4%
446	AAON, Inc.	37,455
1,807	AZEK (The) Co., Inc. (a)	86,935
Shares	Description	Value

	Building Products (Continued)
575	Trex Co., Inc. (a)	$52,762
917	Zurn Elkay Water Solutions Corp.	29,115
		206,267
	Capital Markets — 1.5%
241	Evercore, Inc., Class A	45,086
88	MarketAxess Holdings, Inc.	18,780
329	Piper Sandler Cos.	61,941
		125,807
	Chemicals — 0.5%
295	Balchem Corp.	46,371
	Commercial Services & Supplies — 1.5%
1,280	Montrose Environmental Group, Inc. (a)	52,966
113	MSA Safety, Inc.	20,809
265	Tetra Tech, Inc.	46,990
159	VSE Corp.	11,782
		132,547
	Communications Equipment — 0.4%
2,176	Applied Optoelectronics, Inc. (a)	34,772
	Construction & Engineering — 3.3%
667	Ameresco, Inc., Class A (a)	13,980
950	API Group Corp. (a)	33,298
294	Arcosa, Inc.	24,402
261	Comfort Systems USA, Inc.	79,796
179	EMCOR Group, Inc.	56,120
1,419	Fluor Corp. (a)	52,219
192	Sterling Infrastructure, Inc. (a)	20,475
		280,290
	Construction Materials — 0.4%
424	Knife River Corp. (a)	31,414
	Consumer Finance — 2.2%
935	Encore Capital Group, Inc. (a)	44,880
5,136	EZCORP, Inc., Class A (a)	53,877
754	FirstCash Holdings, Inc.	86,333
		185,090
	Consumer Staples Distribution & Retail — 1.2%
1,786	Chefs’ Warehouse (The), Inc. (a)	67,886
538	Sprouts Farmers Market, Inc. (a)	33,593
		101,479
	Diversified Consumer Services — 1.3%
393	Bright Horizons Family Solutions, Inc. (a)	45,140
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
201	Duolingo, Inc. (a)	$48,039
158	Grand Canyon Education, Inc. (a)	21,298
		114,477
	Electrical Equipment — 1.2%
1,843	Enovix Corp. (a)	17,969
688	NEXTracker, Inc., Class A (a)	38,693
685	Vertiv Holdings Co., Class A	46,320
		102,982
	Electronic Equipment, Instruments & Components — 1.1%
96	Badger Meter, Inc.	15,234
594	Cognex Corp.	23,433
122	Fabrinet (a)	26,300
2,144	nLight, Inc. (a)	28,365
		93,332
	Energy Equipment & Services — 1.7%
595	Cactus, Inc., Class A	27,311
4,203	TechnipFMC PLC	91,163
228	Weatherford International PLC (a)	23,395
		141,869
	Financial Services — 1.1%
629	Flywire Corp. (a)	17,857
606	Remitly Global, Inc. (a)	12,496
956	Toast, Inc., Class A (a)	21,988
177	WEX, Inc. (a)	38,892
		91,233
	Food Products — 0.6%
440	Freshpet, Inc. (a)	49,733
	Ground Transportation — 1.2%
173	Saia, Inc. (a)	99,544
	Health Care Equipment & Supplies — 3.6%
1,754	Alphatec Holdings, Inc. (a)	23,556
476	Glaukos Corp. (a)	42,169
523	Globus Medical, Inc., Class A (a)	28,237
161	Inspire Medical Systems, Inc. (a)	28,825
57	Insulet Corp. (a)	9,348
271	Integer Holdings Corp. (a)	29,889
295	iRhythm Technologies, Inc. (a)	35,002
1,592	Neogen Corp. (a)	27,366
168	PROCEPT BioRobotics Corp. (a)	8,121
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
646	Tandem Diabetes Care, Inc. (a)	$17,203
761	TransMedics Group, Inc. (a)	62,098
		311,814
	Health Care Providers & Services — 1.6%
730	Acadia Healthcare Co., Inc. (a)	60,919
882	HealthEquity, Inc. (a)	72,862
		133,781
	Health Care Technology — 0.5%
1,035	HealthStream, Inc.	28,235
746	Schrodinger, Inc. (a)	18,993
		47,228
	Hotels, Restaurants & Leisure — 2.9%
602	Cava Group, Inc. (a)	35,163
1,233	Dutch Bros, Inc., Class A (a)	35,917
927	First Watch Restaurant Group, Inc. (a)	23,222
546	Papa John’s International, Inc.	39,252
323	Wingstop, Inc.	113,389
		246,943
	Household Durables — 1.4%
293	Installed Building Products, Inc.	70,006
227	Meritage Homes Corp.	35,789
158	Skyline Champion Corp. (a)	13,239
		119,034
	Insurance — 3.5%
317	HCI Group, Inc.	30,945
679	Kemper Corp.	38,927
137	Kinsale Capital Group, Inc.	70,717
1,037	Oscar Health, Inc., Class A (a)	16,862
833	Palomar Holdings, Inc. (a)	63,425
1,045	Ryan Specialty Holdings, Inc. (a)	54,737
646	Skyward Specialty Insurance Group, Inc. (a)	23,637
		299,250
	IT Services — 0.6%
361	Endava PLC, ADR (a)	13,418
187	Globant S.A. (a)	41,733
		55,151
	Life Sciences Tools & Services — 2.8%
742	Azenta, Inc. (a)	48,341
759	BioLife Solutions, Inc. (a)	12,827
491	Bio-Techne Corp.	36,123
139	ICON PLC (a)	44,566
103	Medpace Holdings, Inc. (a)	40,945
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	$0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
275	Repligen Corp. (a)	53,347
		236,149
	Machinery — 3.0%
260	Crane Co.	31,606
663	Federal Signal Corp.	54,306
1,208	Kornit Digital Ltd. (a)	21,732
238	Lindsay Corp.	28,396
233	RBC Bearings, Inc. (a)	63,569
506	SPX Technologies, Inc. (a)	59,298
		258,907
	Oil, Gas & Consumable Fuels — 3.2%
1,721	Cameco Corp.	69,752
2,078	Magnolia Oil & Gas Corp., Class A	47,129
5,822	Southwestern Energy Co. (a)	40,580
5,721	Uranium Energy Corp. (a)	37,072
2,266	Viper Energy, Inc.	81,893
		276,426
	Personal Care Products — 3.4%
2,900	BellRing Brands, Inc. (a)	165,155
419	elf Beauty, Inc. (a)	87,374
246	Inter Parfums, Inc.	36,093
		288,622
	Pharmaceuticals — 2.1%
352	Axsome Therapeutics, Inc. (a)	28,646
555	Ligand Pharmaceuticals, Inc. (a)	44,039
892	Pacira BioSciences, Inc. (a)	26,510
926	Structure Therapeutics, Inc., ADR (a)	37,568
1,388	Supernus Pharmaceuticals, Inc. (a)	41,224
		177,987
	Professional Services — 1.8%
225	FTI Consulting, Inc. (a)	46,548
336	ICF International, Inc.	52,029
657	Maximus, Inc.	54,965
		153,542
	Semiconductors & Semiconductor Equipment — 5.5%
209	Ambarella, Inc. (a)	11,673
1,071	Camtek Ltd. (a)	85,241
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
2,138	Credo Technology Group Holding Ltd. (a)	$46,052
395	Lattice Semiconductor Corp. (a)	30,261
245	MACOM Technology Solutions Holdings, Inc. (a)	21,641
912	Onto Innovation, Inc. (a)	167,954
427	Power Integrations, Inc.	30,513
816	Rambus, Inc. (a)	48,340
186	Silicon Laboratories, Inc. (a)	25,582
		467,257
	Software — 15.3%
173	Altair Engineering, Inc., Class A (a)	14,719
164	Appfolio, Inc., Class A (a)	39,703
79	Aspen Technology, Inc. (a)	15,317
1,018	Braze, Inc., Class A (a)	57,924
616	CyberArk Software Ltd. (a)	162,476
535	Descartes Systems Group (The), Inc. (a)	46,368
528	Elastic N.V. (a)	70,652
1,101	Envestnet, Inc. (a)	56,735
395	Five9, Inc. (a)	24,095
1,267	Freshworks, Inc., Class A (a)	25,897
1,063	Gitlab, Inc., Class A (a)	76,664
390	Guidewire Software, Inc. (a)	46,543
344	Intapp, Inc. (a)	13,495
332	Manhattan Associates, Inc. (a)	84,106
944	Marathon Digital Holdings, Inc. (a)	24,450
1,064	Model N, Inc. (a)	26,132
475	Monday.com Ltd. (a)	105,930
1,405	PROS Holdings, Inc. (a)	50,229
180	Qualys, Inc. (a)	30,935
744	Rapid7, Inc. (a)	43,583
2,303	SentinelOne, Inc., Class A (a)	64,875
310	Sprout Social, Inc., Class A (a)	19,164
503	SPS Commerce, Inc. (a)	93,135
826	Tenable Holdings, Inc. (a)	39,780
36	Tyler Technologies, Inc. (a)	15,737
1,148	Varonis Systems, Inc. (a)	58,318
		1,306,962
	Specialty Retail — 2.2%
450	Academy Sports & Outdoors, Inc.	33,624
1,435	American Eagle Outfitters, Inc.	34,081
204	Carvana Co. (a)	15,490
167	Five Below, Inc. (a)	33,514
697	Gap (The), Inc.	13,201
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 29, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
863	National Vision Holdings, Inc. (a)	$20,194
1,819	Revolve Group, Inc. (a)	39,891
		189,995
	Technology Hardware, Storage & Peripherals — 2.4%
601	Pure Storage, Inc., Class A (a)	31,642
206	Super Micro Computer, Inc. (a)	178,421
		210,063
	Trading Companies & Distributors — 3.7%
330	Applied Industrial Technologies, Inc.	62,664
337	Boise Cascade Co.	45,802
953	Core & Main, Inc., Class A (a)	45,487
1,293	FTAI Aviation Ltd.	72,783
246	Herc Holdings, Inc.	39,035
326	SiteOne Landscape Supply, Inc. (a)	54,924
		320,695
	Total Common Stocks	8,354,265
	(Cost $6,523,009)
MONEY MARKET FUNDS — 2.4%
211,517	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (f)	211,517
	(Cost $211,517)

	Total Investments — 100.0%	8,565,782
	(Cost $6,734,526)
	Net Other Assets and Liabilities — (0.0)%	(3,982)
	Net Assets — 100.0%	$8,561,800

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 29, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 236,149	$ 236,149	$ —	$ —**
Other Industry Categories*	8,118,116	8,118,116	—	—
Money Market Funds	211,517	211,517	—	—
Total Investments	$8,565,782	$8,565,782	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

ASSETS:
Investments, at value	$8,565,782
Dividends receivable	2,477
Total Assets	8,568,259

LIABILITIES:
Investment advisory fees payable	6,459
Total Liabilities	6,459
NET ASSETS	$8,561,800

NET ASSETS consist of:
Paid-in capital	$7,179,362
Par value	4,500
Accumulated distributable earnings (loss)	1,377,938
NET ASSETS	$8,561,800
NET ASSET VALUE, per share	$19.03
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	450,002
Investments, at cost	$6,734,526
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statement of Operations
For the Six Months Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$17,487
Foreign withholding tax	(26)
Total investment income	17,461

EXPENSES:
Investment advisory fees	36,269
Total expenses	36,269
NET INVESTMENT INCOME (LOSS)	(18,808)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(15,665)
In-kind redemptions	295,045
Net realized gain (loss)	279,380
Net change in unrealized appreciation (depreciation) on investments	1,038,898
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,318,278
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,299,470
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statements of Changes in Net Assets

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023
OPERATIONS:
Net investment income (loss)	$(18,808)	$(23,244)
Net realized gain (loss)	279,380	(381,065)
Net change in unrealized appreciation (depreciation)	1,038,898	971,153
Net increase (decrease) in net assets resulting from operations	1,299,470	566,844

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	784,514	5,290,488
Cost of shares redeemed	(896,527)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(112,013)	5,290,488
Total increase (decrease) in net assets	1,187,457	5,857,332

NET ASSETS:
Beginning of period	7,374,343	1,517,011
End of period	$8,561,800	$7,374,343

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,002	100,002
Shares sold	50,000	350,000
Shares redeemed	(50,000)	—
Shares outstanding, end of period	450,002	450,002
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/29/2024 (Unaudited)	Year Ended 8/31/2023	Period Ended 8/31/2022 (a)

Net asset value, beginning of period	$16.39	$15.17	$20.19
Income from investment operations:
Net investment income (loss)	(0.04) (b)	(0.08) (b)	(0.08)
Net realized and unrealized gain (loss)	2.68	1.30	(4.94)
Total from investment operations	2.64	1.22	(5.02)
Net asset value, end of period	$19.03	$16.39	$15.17
Total return (c)	16.11%	8.04%	(24.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,562	$7,374	$1,517
Ratio of total expenses to average net assets	0.95% (d)	0.95%	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.49)% (d)	(0.54)%	(0.55)% (d)
Portfolio turnover rate (e)	38%	79%	74%

(a)	Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of eighty-four funds that are offering shares. This report covers the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MMSC” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 29, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Restricted Securities
As of February 29, 2024, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended August 31, 2023.
As of August 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(18,455)
Accumulated capital and other gain (loss)	(602,167)
Net unrealized appreciation (depreciation)	699,090
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 and taxable year ended 2023 remain open to federal and state audit. As of February 29, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2023, for federal income tax purposes, the Fund had $602,167 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2023, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$18,455	$—

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
As of February 29, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,734,526	$2,037,077	$(205,821)	$1,831,256
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund’s portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion up to and including $15 billion	0.85500%
Fund net assets greater than $15 billion	0.80750%
The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Driehaus Capital Management LLC (“DCM”) and Stephens Investment Management Group, LLC (“SIMG”) (each, a “Sub-Advisor” and together, “Sub-Advisors”), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”). In this capacity, DCM and SIMG are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund’s portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.35% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.35% of the average daily net assets of the portion of the Fund’s assets allocated to that sub-advisor). Each Sub-Advisor’s fees are paid by First Trust out of First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 29, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $2,854,329 and $2,935,503, respectively.
For the six months ended February 29, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $770,378 and $864,880, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2024.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 29, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund VIII
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISORS
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
Stephens Investment Management Group, LLC
111 Center Street
Little Rock, AR 72201
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.
(b)	Not applicable.

Item [18]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 7, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 7, 2024

* Print the name and title of each signing officer under his or her signature.